                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08236

                                 Northern Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                -----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                    EQUITY FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 4      STATEMENTS OF OPERATIONS
 6      STATEMENTS OF CHANGES IN NET ASSETS
 8      FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        20    GROWTH EQUITY FUND
        22    GROWTH OPPORTUNITIES FUND
        24    INCOME EQUITY FUND
        27    INTERNATIONAL GROWTH EQUITY FUND
        29    LARGE CAP VALUE FUND
        31    MID CAP GROWTH FUND
        33    SELECT EQUITY FUND
        35    SMALL CAP GROWTH FUND
        37    SMALL CAP INDEX FUND
        63    SMALL CAP VALUE FUND
        72    STOCK INDEX FUND
        80    TECHNOLOGY FUND
 82     NOTES TO THE FINANCIAL STATEMENTS
 90     FUND EXPENSES
 92     FOR MORE INFORMATION

                            NORTHERN FUNDS SEMIANNUAL REPORT    1   EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF ASSETS AND LIABILITIES

                                                                           GROWTH                    INTERNATIONAL
Amounts in thousands,                                      GROWTH      OPPORTUNITIES     INCOME         GROWTH         LARGE CAP
except per share data                                    EQUITY FUND        FUND       EQUITY FUND    EQUITY FUND      VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                      $ 696,306       $  9,470       $309,293      $ 695,671       $  891,117
Investments, at fair value                                $ 728,946       $ 10,499       $335,007      $ 761,198       $1,021,185
Cash                                                              -              1              1              8                -
Foreign currencies, at fair value (cost $33,999)                  -              -              -         34,655                -
Interest income receivable                                        -              -            929              1                2
Dividend income receivable                                      441              5            150          1,350            1,351
Receivable for foreign tax withheld                               -              -              -            506                -
Receivable for securities sold                                    -              -              -         18,975            2,753
Receivable for variation margin on futures
  contracts                                                       -              -              -              -                -
Receivable for fund shares sold                                   -              -            164              -              665
Receivable from investment adviser                               17              2             10             10                6
Prepaid and other assets                                         10              9              4            143               57
Total Assets                                                729,414         10,516        336,265        816,846        1,026,019
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Outstanding options written, at value (premium
  received $27)                                                   3              -              -              -                -
Payable for securities purchased                                  -              -              -          8,000            5,079
Payable for variation margin on futures contracts                 -              -              -              -                -
Payable for fund shares redeemed                                 44              -             24             37               74
Payable to affiliates:
  Investment advisory fees                                      101              2             46            130              142
  Co-administration fees                                         18              -              8             20               25
  Custody and accounting fees                                     2              5              3              -                -
  Transfer agent fees                                            12              -              5             13               17
Accrued registration fees and other liabilities                  35              9              8             32               32
Total Liabilities                                               215             16             94          8,232            5,369
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                $ 729,199       $ 10,500       $336,171      $ 808,614       $1,020,650
---------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                             $ 719,318       $ 36,558       $302,599      $ 913,897       $  881,589
Accumulated undistributed net investment
  income (loss)                                                 (47)           (55)            81          6,006            7,746
Accumulated undistributed net realized gain
  (loss)                                                    (22,736)       (27,032)         7,777       (177,695)           1,247
Net unrealized appreciation                                  32,664          1,029         25,714         66,406          130,068
Net Assets                                                $ 729,199       $ 10,500       $336,171      $ 808,614       $1,020,650
---------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
  AUTHORIZATION)                                             49,930          1,735         28,068         87,433           79,733

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
  PER SHARE                                               $   14.60       $   6.05       $  11.98      $    9.25       $    12.80
---------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

  MID CAP         SELECT         SMALL CAP       SMALL CAP      SMALL CAP       STOCK          TECHNOLOGY
GROWTH FUND     EQUITY FUND     GROWTH FUND     INDEX FUND      VALUE FUND    INDEX FUND          FUND
----------------------------------------------------------------------------------------------------------
 $ 293,900       $ 326,790       $  92,553       $ 289,177       $335,493      $ 292,776       $   279,533
 $ 320,934       $ 350,821       $ 105,383       $ 336,102       $424,128      $ 367,700       $   319,524
         1               1               -               1              1              1                 1
         -               -               -               -              -              -                 -
         1               -               -               -              -              -                 -
        61             125              58             332            589            420                83
         -               -               -               -              -              -                 -
     4,959               -               -              54              -              -                 -
         -               -               -              15            101              -                 -
         -              61               -               -             28              -                 5
         8              17               3              14             12             10                 7
         3               7               6               3             22             18                10
   325,967         351,032         105,450         336,521        424,881        368,149           319,630
----------------------------------------------------------------------------------------------------------
         -               -               -               -              -              -                 -
    14,214               -               -               -              -              -               210
         -               -               -               -              -              1                 -
        19              54               -              16            111              2                59

        43              49              17              27             58             24                52
         8               8               3               8             10              9                 8
         5              11               7             121              1              6                 9
         5               6               2               6              7              6                 5
        16             115               9              11             25             16                88
    14,310             243              38             189            212             64               431
----------------------------------------------------------------------------------------------------------
 $ 311,657       $ 350,789       $ 105,412       $ 336,332       $424,669      $ 368,085       $   319,199
----------------------------------------------------------------------------------------------------------
 $ 461,465       $ 471,411       $ 293,031       $ 312,417       $308,361      $ 318,211       $ 1,364,936

    (1,074)           (296)           (589)          1,471          4,383             97            (1,653)
  (175,768)       (144,357)       (199,860)        (24,557)        23,180        (25,161)       (1,084,075)
    27,034          24,031          12,830          47,001         88,745         74,938            39,991
 $ 311,657       $ 350,789       $ 105,412       $ 336,332       $424,669      $ 368,085       $   319,199
----------------------------------------------------------------------------------------------------------
    26,668          20,307          11,435          37,168         29,217         26,693            30,457

 $   11.69       $   17.27       $    9.22       $    9.05       $  14.53      $   13.79       $     10.48
----------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 3 EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF OPERATIONS

                                                                 GROWTH                  INTERNATIONAL
                                                   GROWTH     OPPORTUNITIES   INCOME        GROWTH           LARGE CAP
Amounts in thousands                             EQUITY FUND      FUND      EQUITY FUND   EQUITY FUND        VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                    $  4,239       $  28       $ 3,440       $  9,782(1)       $ 10,448
Interest income                                          51           1         2,258             46               290
   Total Investment Income                            4,290          29         5,698          9,828            10,738
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                              3,529          67         1,466          3,867             4,385
Co-administration fees                                  557           9           231            527               692
Custody and accounting fees                              91          35            49            235                97
Transfer agent fees                                     371           6           154            351               461
Registration fees                                        10           7             9             11                10
Printing fees                                            41          14            14             21                41
Professional fees                                        10           3             3             12                11
Shareholder servicing fees                                2           -           100              -                21
Trustee fees and expenses                                 9           3             3              6                 9
Other                                                    13           4             5              -                10
-----------------------------------------------------------------------------------------------------------------------
Total Expenses:                                       4,633         148         2,034          5,030             5,737
Less voluntary waivers of
  investment advisory fees                             (372)         (6)         (155)          (353)             (463)
Less expenses reimbursed by
  investment adviser                                   (543)        (67)         (337)          (284)             (198)
Less custodian credits                                   (3)          -             -              -                 -
  Net Expenses                                        3,715          75         1,542          4,393             5,076
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            575         (46)        4,156          5,435             5,662
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                        28,684        (115)        4,167          8,128            25,281
  Options                                               248           -             -              -                 -
  Futures contracts                                       -           -             -            607                 -
  Foreign currency transactions                           -           -             -           (656)                -
Net change in unrealized appreciation
  (depreciation) on:
  Investments                                       (49,392)       (648)       (5,834)       (18,220)          (19,333)
  Options                                                24           -             -              -                 -
  Futures contracts                                       -           -             -           (129)                -
  Foreign currency transactions and
    forward foreign currency contracts                    -           -             -            655                 -
  Translation of other assets and liabilities
    denominated in foreign currencies                     -           -             -             44                 -
  Net Gains (Losses) on Investments and
    Foreign Currency                                (20,436)       (763)       (1,667)        (9,571)            5,948
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $(19,861)      $(809)      $ 2,489       $ (4,136)         $ 11,610
-----------------------------------------------------------------------------------------------------------------------

(1) Net of $1,330 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

  MID CAP       SELECT        SMALL CAP      SMALL CAP      SMALL CAP       STOCK       TECHNOLOGY
GROWTH FUND   EQUITY FUND    GROWTH FUND     INDEX FUND     VALUE FUND    INDEX FUND       FUND
--------------------------------------------------------------------------------------------------
 $    593       $  1,549       $    230       $  1,886       $  3,227       $ 3,217       $    456
       21             99             18             34             82            19             88
      614          1,648            248          1,920          3,309         3,236            544
--------------------------------------------------------------------------------------------------

    1,598          1,847            743            997          1,870           941          1,934
      252            292            101            249            295           282            264
       58             71             43            212             80            69             60
      168            194             67            166            197           188            176
        9             12              9             10             11            10             11
       14             27             14             14             26            27             29
        3              6              3              3              7             7              7
        -            292              -              -              -             -             62
        3              6              3              3              6             6              6
       11              8              6              4              7             1              7
--------------------------------------------------------------------------------------------------
    2,116          2,755            989          1,658          2,499         1,531          2,556

     (169)          (195)           (68)          (166)          (197)         (189)          (176)

     (259)          (616)           (76)          (411)          (334)         (308)          (183)
        -              -              -             (1)             -             -              -
    1,688          1,944            845          1,080          1,968         1,034          2,197
--------------------------------------------------------------------------------------------------
   (1,074)          (296)          (597)           840          1,341         2,202         (1,653)
--------------------------------------------------------------------------------------------------

  (10,258)        18,034         (3,892)        16,611         20,447           139           (542)
        -              -              -              -              -             -              -
        -              -              -           (179)           189           (84)             -
        -              -              -              -              -             -              -

  (11,829)       (30,818)        (6,036)       (27,298)       (12,767)       (4,044)       (33,333)
        -              -              -              -              -             -              -
        -              -              -             (2)          (213)          (21)             -

        -              -              -              -              -             -              -

        -              -              -              -              -             -              -

  (22,087)       (12,784)        (9,928)       (10,868)         7,656        (4,010)       (33,875)
--------------------------------------------------------------------------------------------------
 $(23,161)      $(13,080)      $(10,525)      $(10,028)      $  8,997       $(1,808)      $(35,528)
--------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 5 EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    GROWTH
                                                             GROWTH              OPPORTUNITIES             INCOME
                                                           EQUITY FUND               FUND                EQUITY FUND
                                                      SEPT. 30,   MARCH 31,   SEPT. 30,  MARCH 31,  SEPT. 30,   MARCH 31,
Amounts in thousands                                    2004        2004        2004       2004       2004        2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                          $     575   $     410   $    (46)  $   (138)  $   4,156   $   9,105
Net realized gains (losses)                              28,932      55,302       (115)     4,490       4,167      16,896
Net change in unrealized appreciation
  (depreciation)                                        (49,368)    115,284       (648)     1,346      (5,834)     32,314
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                             (19,861)    170,996       (809)     5,698       2,489      58,315
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                76,399     171,945        669      2,366      73,466     144,294
Assets received in connection with fund
  acquisitions                                                -           -          -          -           -           -
Reinvestment of dividends                                   141          98          -          -       2,205       2,596
Payments for shares redeemed                            (93,091)   (139,318)    (3,871)    (9,439)    (55,297)    (93,867)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share Transactions             (16,551)     32,725     (3,202)    (7,073)     20,374      53,023
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                                 (622)       (446)         -          -      (5,880)    (10,094)
In excess of net investment income                            -          (3)         -          -           -           -
  Total Distributions Paid                                 (622)       (449)         -          -      (5,880)    (10,094)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (37,034)    203,272     (4,011)    (1,375)     16,983     101,244

NET ASSETS:
Beginning of period                                     766,233     562,961     14,511     15,886     319,188     217,944
End of period                                         $ 729,199   $ 766,233   $ 10,500   $ 14,511   $ 336,171   $ 319,188
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                                       $     (47)  $       -   $    (55)  $     (9)  $      81   $   1,805
-------------------------------------------------------------------------------------------------------------------------

                                                          INTERNATIONAL
                                                             GROWTH                LARGE CAP
                                                           EQUITY FUND             VALUE FUND
                                                      SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
Amounts in thousands                                    2004        2004        2004        2004
---------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                          $   5,435   $   1,273  $    5,662   $   8,768
Net realized gains (losses)                               8,079      41,556      25,281      15,396
Net change in unrealized appreciation
  (depreciation)                                        (17,650)     82,459     (19,333)    197,360
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                              (4,136)    125,288      11,610     221,524
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                               269,591     342,676     233,512     379,133
Assets received in connection with fund
  acquisitions                                                -      45,630           -           -
Reinvestment of dividends                                     -         152           -       2,034
Payments for shares redeemed                            (43,370)    (94,791)    (91,842)   (155,506)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share Transactions             226,221     293,667     141,670     225,661
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                                    -      (1,077)          -      (8,550)
In excess of net investment income                            -           -           -           -
  Total Distributions Paid                                    -      (1,077)          -      (8,550)
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 222,085     417,878     153,280     438,635

NET ASSETS:
Beginning of period                                     586,529     168,651     867,370     428,735
End of period                                         $ 808,614   $ 586,529  $1,020,650   $ 867,370
---------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                                       $   6,006   $     571  $    7,746   $   2,084
---------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2004

       MID CAP                 SELECT                 SMALL CAP              SMALL CAP                SMALL CAP
     GROWTH FUND             EQUITY FUND             GROWTH FUND             INDEX FUND               VALUE FUND
---------------------------------------------------------------------------------------------------------------------
SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
   2004       2004         2004       2004        2004        2004        2004        2004        2004        2004
---------------------------------------------------------------------------------------------------------------------
$  (1,074)  $  (2,002)  $    (296)  $    (695)  $    (597)  $  (1,438)  $     840   $   1,586   $   1,341   $   3,012
  (10,258)     69,866      18,034      46,886      (3,892)     42,994      16,432       4,069      20,636      25,361

  (11,829)     22,568     (30,818)     36,308      (6,036)     13,650     (27,300)    112,574     (12,980)    115,630

  (23,161)     90,432     (13,080)     82,499     (10,525)     55,206     (10,028)    118,229       8,997     144,003
---------------------------------------------------------------------------------------------------------------------
   31,308     139,272      24,612     115,489       4,078      60,487      49,762     122,327      69,332     122,983
        -           -           -           -           -           -           -           -           -           -
        -           -           -           -           -           -           -         131           -         706
  (61,554)    (89,570)    (86,708)   (166,306)    (66,942)    (58,571)    (48,940)    (67,658)    (50,626)   (103,620)

  (30,246)     49,702     (62,096)    (50,817)    (62,864)      1,916         822      54,800      18,706      20,069
---------------------------------------------------------------------------------------------------------------------
        -           -           -           -           -           -           -      (1,377)          -      (2,907)
        -           -           -           -           -           -           -           -           -           -
        -           -           -           -           -           -           -      (1,377)          -      (2,907)
---------------------------------------------------------------------------------------------------------------------
  (53,407)    140,134     (75,176)     31,682     (73,389)     57,122      (9,206)    171,652      27,703     161,165

  365,064     224,930     425,965     394,283     178,801     121,679     345,538     173,886     396,966     235,801
$ 311,657   $ 365,064   $ 350,789   $ 425,965   $ 105,412   $ 178,801   $ 336,332   $ 345,538   $ 424,669   $ 396,966
---------------------------------------------------------------------------------------------------------------------
$  (1,074)  $       -   $    (296)  $       -   $    (589)  $       8   $   1,471   $     631   $   4,383   $   3,042
---------------------------------------------------------------------------------------------------------------------

       STOCK                 TECHNOLOGY
     INDEX FUND                 FUND
---------------------------------------------
SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
  2004        2004        2004        2004
---------------------------------------------
$   2,202   $   4,414   $  (1,653)  $  (3,625)
       55         951        (542)     21,572

   (4,065)     99,675     (33,333)    140,944

   (1,808)    105,040     (35,528)    158,891
---------------------------------------------
   33,829     127,666      18,259      95,953
        -           -           -       4,673
      818       1,381           -           -
  (54,892)   (143,273)    (64,379)   (136,349)

  (20,245)    (14,226)    (46,120)    (35,723)
---------------------------------------------
   (2,189)     (4,346)          -           -
        -           -           -           -
   (2,189)     (4,346)          -           -
---------------------------------------------
  (24,242)     86,468     (81,648)    123,168

  392,327     305,859     400,847     277,679
$ 368,085   $ 392,327   $ 319,199   $ 400,847
---------------------------------------------
$      97   $      84   $  (1,653)  $       -
---------------------------------------------

See Notes to the Financial Statements.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 7 EQUITY FUNDS

EQUITY FUNDS

      FINANCIAL HIGHLIGHTS

                                                                            GROWTH EQUITY FUND
                                                 SIX MONTHS
                                                   ENDED         YEAR         YEAR          YEAR          YEAR           YEAR
                                                  SEPT. 30,      ENDED        ENDED         ENDED         ENDED          ENDED
                                                   2004         MAR. 31,     MAR. 31,      MAR. 31,      MAR. 31,       MAR. 31,
Selected per share data                         (UNAUDITED)      2004         2003          2002          2001           2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    15.00    $    11.51   $    15.66    $    15.90    $    25.55    $      21.94
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.01          0.01         0.04          0.02             -            0.01
Net realized and unrealized gains (losses)            (0.40)         3.49        (4.15)        (0.22)        (6.62)           5.61
  Total Income (Loss) from Investment
    Operations                                        (0.39)         3.50        (4.11)        (0.20)        (6.62)           5.62
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)        (0.01)       (0.04)        (0.02)            -           (0.01)
  From net realized gains                                 -             -            -         (0.02)        (3.03)          (2.00)
    Total Distributions Paid                          (0.01)        (0.01)       (0.04)        (0.04)        (3.03)          (2.01)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $    14.60    $    15.00   $    11.51    $    15.66    $    15.90    $      25.55
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      (2.58)%       30.41%      (26.25)%       (1.24)%      (27.23)%         27.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $  729,199    $  766,233   $  562,961    $  871,176    $  943,991    $  1,368,880
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          1.00%         1.00%        1.00%         1.00%         1.00%           1.00%
  Expenses, before waivers and
   reimbursements                                      1.24%         1.25%        1.27%         1.30%         1.29%           1.30%
  Net investment income (loss), net of waivers
   and reimbursements                                  0.15%         0.06%        0.32%         0.13%        (0.09)%         (0.12)%
  Net investment income (loss), before waivers
   and reimbursements                                 (0.09)%       (0.19)%       0.05%        (0.17)%       (0.38)%         (0.42)%
Portfolio Turnover Rate                               53.82%       105.57%       50.79%        42.78%        58.89%          88.01%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 GROWTH OPPORTUNITIES FUND
                                                          SIX MONTHS
                                                            ENDED           YEAR           YEAR           YEAR          PERIOD
                                                           SEPT. 30,        ENDED          ENDED          ENDED          ENDED
                                                             2004          MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
Selected per share data                                   (UNAUDITED)       2004           2003           2002          2001 (3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     6.42     $     4.46     $     6.39     $     6.22     $    10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                             (0.05)         (0.10)         (0.09)         (0.09)             -
Net realized and unrealized gains (losses)                      (0.32)          2.06          (1.84)          0.27          (3.78)
  Total Income (Loss) from Investment Operations                (0.37)          1.96          (1.93)          0.18          (3.78)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                        -              -              -          (0.01)             -
    Total Distributions Paid                                        -              -              -          (0.01)             -
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $     6.05     $     6.42     $     4.46     $     6.39     $     6.22
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                (5.76)%        43.95%        (30.20)%         2.87%        (37.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $   10,500     $   14,511     $   15,886     $   31,498     $   53,740
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                    1.25%          1.25%          1.25%          1.25%          1.25%
  Expenses, before waivers and reimbursements                    2.45%          2.20%          1.87%          1.70%          2.05%
  Net investment loss, net of waivers and reimbursements        (0.77)%        (0.88)%        (0.88)%        (0.91)%        (0.27)%
  Net investment loss, before waivers and reimbursements        (1.97)%        (1.83)%        (1.50)%        (1.36)%        (1.07)%
Portfolio Turnover Rate                                        132.06%        256.45%        306.40%        254.63%        218.08%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on September 26, 2000.

See Notes to the Financial Statements.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 9 EQUITY FUNDS

EQUITY FUNDS

                                                                             INCOME EQUITY FUND
                                              SIX MONTHS
                                                 ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                               SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                 2004         MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
Selected per share data                       (UNAUDITED)      2004           2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    12.11    $    10.15    $    11.41    $    11.07    $    14.26    $    12.73

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.17          0.36          0.39          0.35          0.34          0.31
Net realized and unrealized gains (losses)          (0.07)         2.00         (1.27)         0.39         (1.39)         2.02
  Total Income (Loss) from Investment
    Operations                                       0.10          2.36         (0.88)         0.74         (1.05)         2.33
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.23)        (0.40)        (0.38)        (0.35)        (0.35)        (0.29)
  From net realized gains                               -             -             -         (0.05)        (1.79)        (0.51)
    Total Distributions Paid                        (0.23)        (0.40)        (0.38)        (0.40)        (2.14)        (0.80)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    11.98    $    12.11    $    10.15    $    11.41    $    11.07    $    14.26
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     0.85%        23.60%        (7.77)%        6.80%        (7.54)%       19.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $  336,171    $  319,188    $  217,944    $  189,080    $  171,316    $  220,754
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements        1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
  Expenses, before waivers and reimbursements        1.32%         1.27%         1.30%         1.33%         1.32%         1.34%
  Net investment income, net of waivers and
   reimbursements                                    2.68%         3.20%         3.78%         3.13%         2.55%         2.44%
  Net investment income, before waivers and
   reimbursements                                    2.36%         2.93%         3.48%         2.80%         2.23%         2.10%
Portfolio Turnover Rate                             23.99%        84.84%        48.77%        60.90%        74.17%       125.49%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      INTERNATIONAL GROWTH EQUITY FUND
                                            SIX MONTHS
                                              ENDED         YEAR          YEAR             YEAR             YEAR           YEAR
                                            SEPT. 30,      ENDED          ENDED           ENDED            ENDED          ENDED
                                              2004        MAR. 31,       MAR. 31,        MAR. 31,         MAR. 31,       MAR. 31,
Selected per share data                    (UNAUDITED)      2004          2003             2002             2001          2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.35    $     5.98    $     7.93      $      9.05      $     14.32    $     12.57
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                            0.06             -          0.05             0.05             0.06           0.26
Net realized and unrealized gains (losses)      (0.16)         3.39         (1.95)           (1.15)           (3.62)          3.37
     Total Income (Loss) from Investment
       Operations                               (0.10)         3.39         (1.90)           (1.10)           (3.56)          3.63
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income (1)                   -         (0.02)        (0.05)           (0.01)           (0.03)             -
   In excess of net investment income               -             -             -                -                -          (0.20)
   From net realized gains                          -             -             -            (0.01)           (1.68)         (1.68)
      Total Distributions Paid                      -         (0.02)        (0.05)           (0.02)           (1.71)         (1.88)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     9.25    $     9.35    $     5.98      $      7.93      $      9.05    $     14.32
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                                (1.07)%       56.78%       (23.97)%         (12.10)%         (26.69)%        30.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period    $  808,614    $  586,529    $  168,651      $   239,135      $   408,084    $   706,553
Ratio to average net assets of: (3)
   Expenses, net of waivers and
   reimbursements                                1.25%         1.25%         1.26%(4)         1.26%(4)         1.25%          1.25%
   Expenses, before waivers and
   reimbursements                                1.43%         1.50%         1.56%            1.63%            1.59%          1.58%
   Net investment income, net of waivers
   and reimbursements                            1.54%         0.40%         0.65%            0.42%            0.47%          0.35%
   Net investment income, before waivers
   and reimbursements                            1.36%         0.15%         0.35%            0.05%            0.13%          0.02%
Portfolio Turnover Rate                         23.51%        73.36%       182.39%          222.75%          185.77%        155.57%
----------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 11 EQUITY FUNDS

EQUITY FUNDS
  FINANCIAL HIGHLIGHTS (continued)

                                                                                  LARGE CAP VALUE FUND
                                                                SIX MONTHS
                                                                  ENDED            YEAR            YEAR         YEAR      PERIOD
                                                                 SEPT. 30,         ENDED          ENDED        ENDED       ENDED
                                                                   2004           MAR. 31,       MAR. 31,     MAR. 31,    MAR. 31,
Selected per share data                                        (UNAUDITED)         2004            2003         2002      2001 (3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     12.66     $       8.93     $    11.74   $   10.97     $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.07             0.12           0.11        0.04        0.06
Net realized and unrealized gains (losses)                            0.07             3.74          (2.81)       0.82        0.95
            Total Income (Loss) from Investment Operations            0.14             3.86          (2.70)       0.86        1.01
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
          From net investment income                                     -            (0.13)         (0.11)      (0.07)      (0.04)
          From net realized gains                                        -                -              -       (0.02)          -
            Total Distributions Paid                                     -            (0.13)         (0.11)      (0.09)      (0.04)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $     12.80     $      12.66     $     8.93   $   11.74     $ 10.97
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                      1.11%           43.33%        (23.05)%      7.85%      10.14%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                        $ 1,020,650     $    867,370     $  428,735   $ 268,693     $63,984
Ratio to average net assets of: (2)
          Expenses, net of waivers and reimbursements                 1.10%            1.10%          1.10%       1.10%       1.10%
          Expenses, before waivers and reimbursements                 1.24%            1.24%          1.27%       1.34%       2.48%
          Net investment income, net of waivers and
            reimbursements                                            1.22%            1.30%          1.53%       1.26%       1.76%
          Net investment income, before waivers and
            reimbursements                                            1.08%            1.16%          1.36%       1.02%       0.38%
Portfolio Turnover Rate                                               9.70%           15.08%         25.04%      19.22%      52.59%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on August 3, 2000.

See Notes to the Financial Statements.

EQUITY FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                             MID CAP GROWTH FUND
                                               SIX MONTHS
                                                 ENDED          YEAR          YEAR            YEAR           YEAR          YEAR
                                                SEPT. 30,      ENDED         ENDED           ENDED          ENDED         ENDED
                                                 2004         MAR. 31,      MAR. 31,         MAR. 31,      MAR. 31,      MAR. 31,
Selected per share data                        (UNAUDITED)      2004          2003            2002           2001          2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    12.47    $     9.07    $    11.65      $    11.08     $    24.33    $    11.72
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss                                 (0.05)        (0.06)        (0.09)          (0.06)             -             -
Net realized and unrealized gains (losses)          (0.73)         3.46         (2.49)           0.63         (10.48)        13.50
          Total Income (Loss) from Investment
            Operations                              (0.78)         3.40         (2.58)           0.57         (10.48)        13.50
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
          From net realized gains                       -             -             -               -          (2.77)        (0.89)
            Total Distributions Paid                    -             -             -               -          (2.77)        (0.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    11.69    $    12.47    $     9.07      $    11.65     $    11.08    $    24.33
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    (6.26)%       37.49%       (22.15)%          5.14%        (45.42)%      108.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $  311,657    $  365,064    $  224,930      $  330,005     $  368,467    $  859,118
Ratio to average net assets of: (2)
          Expenses, net of waivers and
            reimbursements                           1.00%         1.00%         1.01%(3)        1.00%          1.00%         1.00%
          Expenses, before waivers and
            reimbursements                           1.25%         1.26%         1.29%           1.32%          1.29%         1.31%
          Net investment loss, net of waivers
            and reimbursements                      (0.64)%       (0.64)%       (0.71)%         (0.50)%        (0.66)%       (0.61)%
          Net investment loss, before waivers
            and reimbursements                      (0.89)%       (0.90)%       (0.99)%         (0.82)%        (0.95)%       (0.92)%
Portfolio Turnover Rate                             59.30%       228.75%       161.58%         220.46%        342.05%       156.49%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.00%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 13 EQUITY FUNDS

EQUITY FUNDS
  FINANCIAL HIGHLIGHTS (continued)

                                                                        SELECT EQUITY FUND
                                              SIX MONTHS
                                                ENDED       YEAR         YEAR        YEAR        YEAR       YEAR
                                               SEPT. 30,    ENDED        ENDED       ENDED       ENDED      ENDED
                                                 2004      MAR. 31,     MAR. 31,    MAR. 31,    MAR. 31,   MAR. 31,
Selected per share data                       (UNAUDITED)    2004        2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  17.86    $  14.84    $  19.52    $  20.08    $  35.87    $  23.33
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss                               (0.02)      (0.03)          -       (0.03)          -           -
Net realized and unrealized gains (losses)        (0.57)       3.05       (4.68)      (0.50)     (11.83)      13.66
          Total Income (Loss) from Investment
            Operations                            (0.59)       3.02       (4.68)      (0.53)     (11.83)      13.66
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
          From net realized gains                     -           -           -       (0.03)      (3.96)      (1.12)
           Total Distributions Paid                   -           -           -       (0.03)      (3.96)      (1.12)
Net Asset Value, End of Period                 $  17.27    $  17.86    $  14.84    $  19.52    $  20.08    $  35.87
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                  (3.30)%     20.35%     (24.02)%     (2.57)%    (35.32)%     59.78%
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $350,789    $425,965    $394,283    $428,848    $415,012    $524,576
Ratio to average net assets of: (2)
          Expenses, net of waivers and
            reimbursements                         1.00%       1.00%       1.00%       1.00%       1.00%       1.00%
          Expenses, before waivers and
             reimbursements                        1.41%       1.32%       1.40%       1.54%       1.49%       1.52%
          Net investment loss, net of waivers
            and reimbursements                    (0.15)%     (0.15)%     (0.06)%     (0.17)%     (0.15)%     (0.41)%
          Net investment loss, before waivers
            and reimbursements                    (0.56)%     (0.47)%     (0.46)%     (0.71)%     (0.64)%     (0.93)%
Portfolio Turnover Rate                           84.24%     200.55%     187.80%     151.19%     259.07%     153.06%
-------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                          SMALL CAP GROWTH FUND
                                               SIX MONTHS
                                                 ENDED        YEAR         YEAR          YEAR          YEAR      PERIOD
                                               SEPT. 30,      ENDED       ENDED         ENDED         ENDED       ENDED
                                                 2004        MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
Selected per share data                       (UNAUDITED)     2004         2003          2002          2001      2000 (3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    9.79    $    6.74    $    9.58    $    9.34    $   19.21    $   10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss                                (0.10)       (0.08)       (0.12)       (0.10)           -            -
Net realized and unrealized gains (losses)         (0.47)        3.13        (2.72)        0.34        (7.58)        9.28
          Total Income (Loss) from Investment
            Operations                             (0.57)        3.05        (2.84)        0.24        (7.58)        9.28
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
          From net realized gains                      -            -            -            -        (2.29)       (0.07)
             Total Distributions Paid                  -            -            -            -        (2.29)       (0.07)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    9.22    $    9.79    $    6.74    $    9.58    $    9.34    $   19.21
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   (5.82)%      45.25%      (29.65)%       2.57%      (41.38)%      93.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $ 105,412    $ 178,801    $ 121,679    $ 223,743    $ 255,676    $ 550,611
Ratio to average net assets of: (2)
          Expenses, net of waivers and
            reimbursements                          1.25%        1.25%        1.25%        1.25%        1.25%        1.25%
          Expenses, before waivers and
            reimbursements                          1.46%        1.44%        1.48%        1.52%        1.51%        1.52%
          Net investment loss, net of waivers
            and reimbursements                     (0.88)%      (0.87)%      (0.92)%      (1.00)%      (0.92)%      (0.68)%
          Net investment loss, before waivers
            and reimbursements                     (1.09)%      (1.06)%      (1.15)%      (1.27)%      (1.18)%      (0.95)%
Portfolio Turnover Rate                           106.52%      291.99%      310.96%      379.64%      419.38%      127.56%
-------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Commenced investment operations after the close of business on September 30, 1999.

See Notes to the Financial Statements.

                               NORTHERN FUNDS SEMIANNUAL REPORT 15 EQUITY FUNDS

EQUITY FUNDS

                                                                                      SMALL CAP INDEX FUND
                                                             SIX MONTHS
                                                                ENDED        YEAR        YEAR       YEAR       YEAR       PERIOD
                                                              SEPT. 30,      ENDED       ENDED      ENDED      ENDED       ENDED
                                                                2004        MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,    MAR. 31,
Selected per share data                                      (UNAUDITED)      2004        2003       2002       2001       2000(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      9.30   $     5.75   $   8.00   $   7.13   $  12.15   $   10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                               0.02         0.04       0.06       0.04       0.09        0.05
Net realized and unrealized gains (losses)                         (0.27)        3.55      (2.25)      0.87      (1.98)       2.25
      Total Income (Loss) from Investment
             Operations                                            (0.25)        3.59      (2.19)      0.91      (1.89)       2.30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
      From net investment income                                       -        (0.04)     (0.05)     (0.03)     (0.10)      (0.03)
      From net realized gains                                          -            -      (0.01)     (0.01)     (3.03)      (0.12)
             Total Distributions Paid                                  -        (0.04)     (0.06)     (0.04)     (3.13)      (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $      9.05   $     9.30   $   5.75   $   8.00   $   7.13   $   12.15
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   (2.69)%      62.44%    (27.49)%    12.97%    (15.07)%     23.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $   336,332   $  345,538   $173,886   $316,125   $ 83,418   $ 113,712
Ratio to average net assets of: (2)
      Expenses, net of waivers and reimbursements                   0.65%        0.65%      0.65%      0.65%      0.65%       0.65%
      Expenses, before waivers and
             reimbursements                                         1.00%        1.02%      1.10%      1.37%      1.27%       1.08%
      Net investment income, net of waivers and
             reimbursements                                         0.50%        0.58%      0.79%      0.83%      0.95%       0.76%
      Net investment income, before waivers and
             reimbursements                                         0.15%        0.21%      0.34%      0.11%      0.33%       0.33%
Portfolio Turnover Rate                                            24.53%       26.94%     51.12%     27.68%     65.16%      57.01%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on September 3, 1999.

See Notes to the Financial Statements.

EQUITY FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                      SMALL CAP VALUE FUND
                                                             SIX MONTHS
                                                                ENDED        YEAR        YEAR       YEAR       YEAR        YEAR
                                                              SEPT. 30,      ENDED       ENDED      ENDED      ENDED       ENDED
                                                                2004        MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,    MAR. 31,
Selected per share data                                      (UNAUDITED)      2004        2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   14.23    $    9.00    $  11.41   $   9.63   $  14.62   $   12.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.04         0.10        0.12       0.05       0.05        0.09
Net realized and unrealized gains (losses)                         0.26         5.23       (2.49)      2.25      (0.32)       3.46
      Total Income (Loss) from Investment
             Operations                                            0.30         5.33       (2.37)      2.30      (0.27)       3.55
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
      From net investment income                                      -        (0.10)      (0.04)     (0.01)     (0.06)      (0.11)
      From net realized gains                                         -            -           -      (0.51)     (4.66)      (1.14)
             Total Distributions Paid                                 -        (0.10)      (0.04)     (0.52)     (4.72)      (1.25)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $   14.53    $   14.23    $   9.00   $  11.41   $   9.63   $   14.62
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   2.11%       59.34%     (20.76)%    24.61%     (0.74)%     30.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $ 424,669    $ 396,966    $235,801   $287,918   $178,097   $ 200,208
Ratio to average net assets of: (2)
      Expenses, net of waivers and reimbursements                  1.00%        1.00%       1.00%      1.00%      1.00%       1.00%
      Expenses, before waivers and
             reimbursements                                        1.27%        1.27%       1.40%      1.57%      1.52%       1.53%
      Net investment income, net of waivers and
             reimbursements                                        0.68%        0.91%       1.18%      0.56%      0.38%       0.46%
      Net investment income (loss), before waivers
             and reimbursements                                    0.41%        0.64%       0.78%     (0.01)%    (0.14)%     (0.07)%
Portfolio Turnover Rate                                           21.86%       50.46%      69.44%     76.63%     76.89%      28.97%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 17 EQUITY FUNDS

EQUITY FUNDS

                                                                                        STOCK INDEX FUND
                                                             SIX MONTHS
                                                                ENDED        YEAR        YEAR       YEAR       YEAR        YEAR
                                                              SEPT. 30,      ENDED       ENDED      ENDED      ENDED       ENDED
                                                                2004        MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,    MAR. 31,
Selected per share data                                      (UNAUDITED)      2004        2003       2002       2001        2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     13.93   $    10.49   $  14.20   $  14.40   $  20.09   $   17.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                               0.08         0.15       0.14       0.13       0.13        0.13
Net realized and unrealized gains (losses)                         (0.14)        3.44      (3.71)     (0.19)     (4.42)       2.85
      Total Income (Loss) from Investment
             Operations                                            (0.06)        3.59      (3.57)     (0.06)     (4.29)       2.98
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
      From net investment income                                   (0.08)       (0.15)     (0.14)     (0.13)     (0.13)      (0.13)
      From net realized gains                                          -            -          -      (0.01)     (1.27)      (0.10)
             Total Distributions Paid                              (0.08)       (0.15)     (0.14)     (0.14)     (1.40)      (0.23)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $     13.79   $    13.93   $  10.49   $  14.20   $  14.40   $   20.09
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   (0.43)%      34.33%    (25.22)%    (0.35)%   (21.93)%     17.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $   368,085   $  392,327   $305,859   $494,675   $441,784   $ 545,607
Ratio to average net assets of: (2)
      Expenses, net of waivers and reimbursements                   0.55%        0.55%      0.55%      0.55%      0.55%       0.55%
      Expenses, before waivers and
             reimbursements                                         0.81%        0.82%      0.86%      0.91%      0.90%       0.93%
      Net investment income, net of waivers and
             reimbursements                                         1.17%        1.18%      1.19%      0.89%      0.74%       0.77%
      Net investment income, before waivers and
             reimbursements                                         0.91%        0.91%      0.88%      0.53%      0.39%       0.39%
Portfolio Turnover Rate                                             0.85%        5.33%      6.82%      3.32%     11.15%      12.01%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              TECHNOLOGY FUND
                                                    SIX MONTHS
                                                       ENDED       YEAR       YEAR       YEAR       YEAR        YEAR
                                                     SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                       2004       MAR. 31,   MAR. 31,   MAR. 31,   MAR. 31,    MAR. 31,
Selected per share data                             (UNAUDITED)    2004       2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   11.52   $   7.39   $   11.46   $  13.02   $  65.81   $    29.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                      (0.07)     (0.11)      (0.11)     (0.14)         -            -
Net realized and unrealized gains (losses)               (0.97)      4.24       (3.96)     (1.42)    (40.28)       41.56
      Total Income (Loss) from Investment
             Operations                                  (1.04)      4.13       (4.07)     (1.56)    (40.28)       41.56
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
      From net realized gains                                -          -           -          -     (12.51)       (5.74)
             Total Distributions Paid                        -          -           -          -     (12.51)       (5.74)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $   10.48   $  11.52   $    7.39   $  11.46   $  13.02   $    65.81
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         (9.03)%    55.89%     (35.57)%   (11.90)%   (66.87)%     154.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $ 319,199   $400,847   $ 277,679   $533,694   $771,439   $2,842,750
Ratio to average net assets of: (2)
      Expenses, net of waivers and reimbursements         1.25%      1.25%       1.25%      1.25%      1.25%        1.25%
      Expenses, before waivers and
             reimbursements                               1.45%      1.47%       1.53%      1.54%      1.51%        1.50%
      Net investment loss, net of waivers and
             reimbursements                              (0.94)%    (0.92)%     (0.90)%    (0.96)%    (0.74)%      (1.05)%
      Net investment loss, before waivers and
             reimbursements                              (1.14)%    (1.14)%     (1.18)%    (1.25)%    (1.00)%      (1.30)%
Portfolio Turnover Rate                                  12.35%     60.58%      61.72%     76.15%    180.30%      156.37%
------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 19 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS

  GROWTH EQUITY FUND

                                                  NUMBER       VALUE
                                                OF SHARES      (000S)
COMMON STOCKS - 99.4%

AEROSPACE/DEFENSE - 3.1%
      Boeing (The) Co.                            190,475    $   9,832
      United Technologies Corp.                   135,700       12,672
----------------------------------------------------------------------
                                                                22,504
----------------------------------------------------------------------
AIRLINES - 0.7%
      Southwest Airlines Co.                      367,025        4,999
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 1.1%
      Johnson Controls, Inc.                      144,900        8,232
----------------------------------------------------------------------
BEVERAGES - 2.1%
      PepsiCo, Inc.                               322,200       15,675
----------------------------------------------------------------------
BIOTECHNOLOGY - 2.6%
      Amgen, Inc. *                               338,400       19,180
----------------------------------------------------------------------
CHEMICALS - 3.7%
      du Pont (E.I.) de Nemours & Co.             266,200       11,394
      Praxair, Inc.                               364,700       15,587
----------------------------------------------------------------------
                                                                26,981
----------------------------------------------------------------------
COMMERCIAL SERVICES - 0.5%
      ChoicePoint, Inc. *                          88,925        3,793
----------------------------------------------------------------------
COMPUTERS - 2.6%
      Dell, Inc. *                                190,900        6,796
      EMC Corp. of Massachusetts *              1,023,150       11,807
----------------------------------------------------------------------
                                                                18,603
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 12.1%
      American Express Co.                        238,500       12,273
      Capital One Financial Corp.                 124,200        9,178
      Citigroup, Inc.                             350,125       15,448
      Goldman Sachs Group, Inc.                   143,750       13,403
      Lehman Brothers Holdings, Inc.              146,300       11,663
      MBNA Corp.                                  368,925        9,297
      Morgan (J.P.) Chase & Co.                   424,350       16,860
----------------------------------------------------------------------
                                                                88,122
----------------------------------------------------------------------
ELECTRIC - 2.1%
      Dominion Resources, Inc. of Virginia        134,775        8,794
      Exelon Corp.                                187,225        6,869
----------------------------------------------------------------------
                                                                15,663
----------------------------------------------------------------------
ELECTRONICS - 1.9%
      Cymer, Inc. *                               185,675        5,322
      Flextronics International Ltd. *            628,475        8,327
----------------------------------------------------------------------
                                                                13,649
----------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.2%
      Jacobs Engineering Group, Inc. *            227,200        8,699
----------------------------------------------------------------------

ENTERTAINMENT - 0.6%
      International Game Technology               119,450        4,294
----------------------------------------------------------------------
FOOD - 1.0%
      Sysco Corp.                                 233,875        6,998
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.0%
      Dentsply International, Inc.                208,900       10,850
      Guidant Corp.                               211,550       13,971
      Medtronic, Inc.                              84,875        4,405
----------------------------------------------------------------------
                                                                29,226
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.1%
      Aetna, Inc.                                  78,525        7,847
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 2.4%
      Clorox Co.                                  326,700       17,413
----------------------------------------------------------------------
INSURANCE - 5.5%
      American International Group, Inc.          256,600       17,446
      Everest Re Group Ltd.                       104,725        7,784
      Hartford Financial Services Group, Inc.     245,625       15,212
----------------------------------------------------------------------
                                                                40,442
----------------------------------------------------------------------
LEISURE TIME - 1.0%
      Carnival Corp.                              160,400        7,585
----------------------------------------------------------------------
LODGING - 3.3%
      Marriott International, Inc., Class A       230,875       11,996
      Starwood Hotels & Resorts Worldwide, Inc.   127,300        5,909
      Station Casinos, Inc.                       133,025        6,524
----------------------------------------------------------------------
                                                                24,429
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
      Rockwell Automation, Inc.                   331,725       12,838
----------------------------------------------------------------------
MINING - 0.7%
      Alcoa, Inc.                                 143,800        4,830
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 9.8%
      3M Co.                                      134,650       10,768
      Danaher Corp.                                71,325        3,658
      Dover Corp.                                 334,100       12,986
      Eaton Corp.                                 193,300       12,257
      General Electric Co.                        782,950       26,292
      Tyco International Ltd.                     174,600        5,353
----------------------------------------------------------------------
                                                                71,314
----------------------------------------------------------------------
OIL & GAS - 6.5%
      Apache Corp.                                256,350       12,846
      BP PLC ADR                                  162,325        9,339
      EnCana Corp.                                139,600        6,463

See Notes to the Financial Statements.

EQUITY FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                            NUMBER     VALUE
                                          OF SHARES    (000S)
COMMON STOCKS - 99.4% - CONTINUED

OIL & GAS - 6.5% - (CONTINUED)
  Exxon Mobil Corp.                        390,975   $ 18,896
-------------------------------------------------------------
                                                       47,544
-------------------------------------------------------------
OIL & GAS SERVICES - 2.1%
  BJ Services Co.                          145,375      7,619
  Smith International, Inc.*               122,725      7,453
-------------------------------------------------------------
                                                       15,072
-------------------------------------------------------------
PHARMACEUTICALS - 6.1%
  Bristol-Myers Squibb Co.                 151,475      3,585
  Forest Laboratories, Inc.*               101,925      4,585
  Pfizer, Inc.                             666,500     20,395
  Sepracor, Inc.*                          111,750      5,451
  Teva Pharmaceutical Industries Ltd. ADR  404,325     10,492
-------------------------------------------------------------
                                                       44,508
-------------------------------------------------------------
RETAIL - 7.6%
  Dick's Sporting Goods, Inc.*             184,525      6,573
  Kohl's Corp.*                             85,875      4,138
  Lowe's Cos., Inc.                        109,075      5,928
  Staples, Inc.                            499,175     14,886
  Wal-Mart Stores, Inc.                    304,325     16,190
  Walgreen Co.                             206,400      7,395
-------------------------------------------------------------
                                                       55,110
-------------------------------------------------------------
SEMICONDUCTORS - 2.2%
  Intel Corp.                              468,625      9,401
  Kla-Tencor Corp.*                        166,225      6,895
-------------------------------------------------------------
                                                       16,296
-------------------------------------------------------------
SOFTWARE - 3.9%
  Cognos, Inc.*                            205,925      7,315
  Microsoft Corp.                          764,275     21,132
-------------------------------------------------------------
                                                       28,447
-------------------------------------------------------------
TELECOMMUNICATIONS - 4.4%
  Cisco Systems, Inc.*                     782,175     14,157
  Vodafone Group PLC ADR                   736,825     17,765
-------------------------------------------------------------
                                                       31,922
-------------------------------------------------------------
TRANSPORTATION - 1.7%
  United Parcel Service, Inc., Class B     163,250     12,394
-------------------------------------------------------------
TOTAL COMMON STOCKS
-------------------------------------------------------------
(COST $691,969)                                       724,609

                                          PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)     (000S)
SHORT-TERM INVESTMENTS - 0.6%

  HSBC Bank PLC, London,
   Eurodollar Time Deposit,
   1.91%, 10/1/04                         $  3,261   $  3,261
  U.S. Treasury Bill,
   1.67%, 12/16/04                           1,080      1,076
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------
(COST $4,337)                                           4,337
-------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
-------------------------------------------------------------
(COST $696,306)                                       728,946
   Other Assets less Liabilities - 0.0%                   253
-------------------------------------------------------------
NET ASSETS - 100.0%                                  $729,199

* Non-Income Producing Security

At September 30, 2004, the Growth Equity Fund had open written put options as follows:

                                                NUMBER       VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE  OF CONTRACTS    (000S)
Alcoa, Inc./October/30                          (342)        $  (3)
------------------------------------------------------------------
TOTAL WRITTEN PUT OPTIONS
------------------------------------------------------------------
(COST $27)                                                   $  (3)

At September 30, 2004, the Growth Equity Fund's percentage of investments, (excluding short-term investments) was diversified as follow:

SECTOR WEIGHTINGS                   PERCENTAGE
Consumer Discretionary                 10.5%
Consumer Staples                        8.8
Energy                                  8.6
Financials                             17.7
Health Care                            13.9
Industrials                            18.8
Information Technology                 12.6
Materials                               4.4
Telecommunication Services              2.5
Utilities                               2.2
-------------------------------------------
Total                                 100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 21 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   GROWTH OPPORTUNITIES FUND

                                          NUMBER    VALUE
                                         OF SHARES  (000S)
COMMON STOCKS - 97.1%

ADVERTISING - 1.6%
  Getty Images, Inc.*                       3,000   $  166
----------------------------------------------------------
AEROSPACE/DEFENSE - 1.7%
  L-3 Communications Holdings, Inc.         2,600      174
----------------------------------------------------------
APPAREL - 1.8%
  Coach, Inc.*                              2,500      106
  Quiksilver, Inc.*                         3,500       89
----------------------------------------------------------
                                                       195
----------------------------------------------------------
BANKS - 2.5%
  East-West Bancorp, Inc.                   3,600      121
  UBS A.G                                   2,000      141
----------------------------------------------------------
                                                       262
----------------------------------------------------------
BEVERAGES - 1.3%
  Cott Corp.*                               4,600      133
----------------------------------------------------------
BUILDING MATERIALS - 1.2%
  Florida Rock Industries, Inc.             2,500      122
----------------------------------------------------------
COMMERCIAL SERVICES - 5.8%
  Alliance Data Systems Corp.*              3,400      138
  Bright Horizons Family Solutions, Inc.*   1,600       87
  ChoicePoint, Inc.*                        2,400      102
  Corporate Executive Board Co.             1,500       92
  iPayment, Inc.*                           2,800      112
  Labor Ready, Inc.*                        5,400       76
----------------------------------------------------------
                                                       607
----------------------------------------------------------
COMPUTERS - 4.6%
  Lexmark International, Inc.*              1,200      101
  Manhattan Associates, Inc.*               3,200       78
  Research In Motion Ltd.*                  4,000      305
----------------------------------------------------------
                                                       484
----------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.0%
  Avon Products, Inc.                       2,400      105
----------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
  Countrywide Financial Corp.               5,800      228
----------------------------------------------------------
ELECTRIC - 1.5%
  TXU Corp.                                 3,300      158
----------------------------------------------------------
ELECTRONICS - 3.2%
  Cymer, Inc.*                              3,800      109
  Flextronics International Ltd.*           9,000      119
  Symbol Technologies, Inc.                 8,500      108
----------------------------------------------------------
                                                       336
----------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.9%
  Jacobs Engineering Group, Inc.*           2,500       96
----------------------------------------------------------
ENTERTAINMENT - 1.0%
  Penn National Gaming, Inc.*               2,600      105
----------------------------------------------------------
FOOD - 2.6%
  United Natural Foods, Inc.*               3,700       99
  Whole Foods Market, Inc.                  2,100      180
----------------------------------------------------------
                                                       279
----------------------------------------------------------
HEALTHCARE - PRODUCTS - 14.0%
  Advanced Medical Optics, Inc.*            2,700      107
  American Medical Systems Holdings, Inc.*  2,600       94
  Cooper Cos., Inc.                         2,800      192
  Gen-Probe, Inc.*                          3,500      140
  IDEXX Laboratories, Inc.*                 2,300      117
  Inamed Corp.*                             2,600      124
  Patterson Cos., Inc.*                     1,500      115
  Respironics, Inc.*                        1,900      101
  Stryker Corp.                             3,600      173
  Zimmer Holdings, Inc.*                    3,900      308
----------------------------------------------------------
                                                     1,471
----------------------------------------------------------
HEALTHCARE - SERVICES - 1.7%
  Pediatrix Medical Group, Inc.*            1,500       82
  WellPoint Health Networks, Inc.*            900       95
----------------------------------------------------------
                                                       177
----------------------------------------------------------
INSURANCE - 2.6%
  Everest Re Group Ltd.                     1,700      126
  Hartford Financial Services Group, Inc.   2,400      149
----------------------------------------------------------
                                                       275
----------------------------------------------------------
INTERNET - 2.4%
  eBay, Inc.*                               2,200      202
  eResearch Technology, Inc.*               3,600       48
----------------------------------------------------------
                                                       250
----------------------------------------------------------
IRON/STEEL - 2.1%
  Reliance Steel & Aluminum Co.             2,500       99
  Steel Dynamics, Inc.                      3,200      124
----------------------------------------------------------
                                                       223
----------------------------------------------------------
LEISURE TIME - 1.3%
  Life Time Fitness, Inc.*                  5,300      136
----------------------------------------------------------
LODGING - 1.4%
  Station Casinos, Inc.                     3,100      152
----------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.2%
  Danaher Corp.                             3,100      159

See Notes to the Financial Statements.

EQUITY FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    NUMBER   VALUE
                                                  OF SHARES  (000S)
COMMON STOCKS - 97.1% - CONTINUED

MISCELLANEOUS MANUFACTURING - 3.2% - (CONTINUED)
  Dover Corp.                                       4,500   $  175
------------------------------------------------------------------
                                                               334
------------------------------------------------------------------
OIL & GAS - 3.1%
  Apache Corp.                                      4,000      200
  Southwestern Energy Co.*                          3,000      126
------------------------------------------------------------------
                                                               326
------------------------------------------------------------------
OIL & GAS SERVICES - 3.5%
  Cal Dive International, Inc.*                     4,600      164
  Smith International, Inc.*                        2,800      170
  Veritas DGC, Inc.*                                1,600       36
------------------------------------------------------------------
                                                               370
------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.8%
  Greif Brothers Corp., Class A                     2,100       89
------------------------------------------------------------------
PHARMACEUTICALS - 3.0%
  Teva Pharmaceutical Industries Ltd. ADR           8,000      208
  VCA Antech, Inc.*                                 5,000      103
------------------------------------------------------------------
                                                               311
------------------------------------------------------------------
REITS - 1.2%
  Centerpoint Properties Corp.                      2,800      122
------------------------------------------------------------------
RETAIL - 8.4%
  Aeropostale, Inc.*                                5,300      139
  Claire's Stores, Inc.                             3,800       95
  Copart, Inc.*                                     4,300       81
  Dick's Sporting Goods, Inc.*                      4,400      157
  McDonald's Corp.                                  4,200      118
  Petsmart, Inc.                                    2,800       80
  Starbucks Corp.*                                  4,600      209
------------------------------------------------------------------
                                                               879
------------------------------------------------------------------
SEMICONDUCTORS - 0.8%
  Integrated Circuit Systems, Inc.*                 3,700       80
------------------------------------------------------------------
SOFTWARE - 4.7%
  Ansys, Inc.*                                      2,100      104
  Autodesk, Inc.                                    3,900      190
  Cognos, Inc.*                                     2,500       89
  Global Payments, Inc.                             2,100      112
------------------------------------------------------------------
                                                               495
------------------------------------------------------------------
TELECOMMUNICATIONS - 7.2%
  Adtran, Inc.                                      4,000       91
  Andrew Corp.*                                     9,000      110
  Nextel Partners, Inc., Class A *                  5,400       89
  Plantronics, Inc.                                 2,800      121
  QUALCOMM, Inc.                                    6,000      234
  Western Wireless Corp., Class A *                 4,500      116
------------------------------------------------------------------
                                                               761
------------------------------------------------------------------
TRANSPORTATION - 2.8%
  Dynamex, Inc.*                                    7,700      133
  Hunt (J.B.) Transport Services, Inc.              4,300      159
------------------------------------------------------------------
                                                               292
------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------
(COST $9,164)                                               10,193

                                                PRINCIPAL
                                                  AMOUNT    VALUE
                                                  (000S)    (000S)
SHORT-TERM INVESTMENT - 2.9%

  HSBC Bank PLC, London,
   Eurodollar Time Deposit,
   1.91%, 10/1/04                                 $   306      306
------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
------------------------------------------------------------------
(COST $306)                                                    306
------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
------------------------------------------------------------------
(COST $9,470)                                               10,499
  Other Assets less Liabilities - 0.0%                           1
------------------------------------------------------------------
NET ASSETS - 100.0%                                        $10,500

* Non-Income Producing Security

At September 30, 2004, the Growth Opportunities Fund's percentage of investments, (excluding short-term investments) was diversified as follow:

SECTOR WEIGHTINGS                       PERCENTAGE
Consumer Discretionary                     17.2%
Consumer Staples                            5.1
Energy                                      6.8
Financials                                  8.7
Health Care                                19.7
Industrials                                14.1
Information Technology                     21.5
Materials                                   3.3
Telecommunication Services                  2.0
Utilities                                   1.6
-----------------------------------------------
Total                                     100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 23 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   INCOME EQUITY FUND

                                          NUMBER    VALUE
                                         OF SHARES  (000S)
COMMON STOCKS - 28.0%

AGRICULTURE - 1.7%
  Altria Group, Inc.                      60,000   $ 2,822
  UST, Inc.                               75,000     3,020
----------------------------------------------------------
                                                     5,842
----------------------------------------------------------
BANKS - 1.0%
  Bank of America Corp.                   80,000     3,466
----------------------------------------------------------
BEVERAGES - 0.9%
  Coca-Cola (The) Co.                     25,000     1,001
  Coors (Adolph) Co., Class B             30,000     2,038
----------------------------------------------------------
                                                     3,039
----------------------------------------------------------
COMMERCIAL SERVICES - 1.0%
  Donnelley (R.R.) & Sons Co.             70,000     2,193
  H&R Block, Inc.                         20,000       988
----------------------------------------------------------
                                                     3,181
----------------------------------------------------------
COMPUTERS - 1.1%
  Hewlett-Packard Co.                    200,000     3,750
----------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
  Freddie Mac                             15,000       979
  Morgan (J.P.) Chase & Co.               39,600     1,573
----------------------------------------------------------
                                                     2,552
----------------------------------------------------------
ELECTRIC - 0.6%
  Scottish Power PLC ADR                  60,000     1,850
----------------------------------------------------------
FOOD - 1.4%
  Albertson's, Inc.                      150,000     3,589
  Safeway, Inc.*                          60,000     1,159
----------------------------------------------------------
                                                     4,748
----------------------------------------------------------
HAND/MACHINE TOOLS - 0.9%
  Black & Decker Corp.                    40,000     3,098
----------------------------------------------------------
INVESTMENT COMPANIES - 0.9%
  Allied Capital Corp.                   130,000     3,171
----------------------------------------------------------
MEDIA - 0.7%
  Disney (Walt) Co.                      100,000     2,255
----------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.6%
  General Electric Co.                    60,000     2,015
----------------------------------------------------------
OIL & GAS - 9.0%
  Apache Corp.                            80,000     4,009
  BP PLC ADR                              60,000     3,452
  Burlington Resources, Inc.             100,000     4,080
  ChevronTexaco Corp.                     76,000     4,077
  ConocoPhillips                          45,000     3,728
  Devon Energy Corp.                      50,000     3,550
  Marathon Oil Corp.                     100,000     4,128
  Royal Dutch Petroleum Co. - New
   York Shares                            64,000     3,302
----------------------------------------------------------
                                                    30,326
----------------------------------------------------------
OIL & GAS SERVICES - 1.1%
  Schlumberger Ltd.                       55,000     3,702
----------------------------------------------------------
PHARMACEUTICALS - 2.8%
  Abbott Laboratories                     40,000     1,694
  Bristol-Myers Squibb Co.                70,000     1,657
  GlaxoSmithKline PLC ADR                 90,000     3,936
  Pfizer, Inc.                            70,000     2,142
----------------------------------------------------------
                                                     9,429
----------------------------------------------------------
REITS - 1.1%
  ProLogis                                45,000     1,586
  Simon Property Group, Inc.              40,000     2,145
----------------------------------------------------------
                                                     3,731
----------------------------------------------------------
SOFTWARE - 0.9%
  Microsoft Corp.                        110,000     3,042
----------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
  AT&T Corp.                             150,000     2,148
  Vodafone Group PLC ADR                 120,000     2,893
----------------------------------------------------------
                                                     5,041
----------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------
(COST $85,149)                                      94,238

CONVERTIBLE PREFERRED STOCKS - 31.7%

AUTO MANUFACTURERS - 3.4%
  Ford Motor Co. Capital Trust II, 6.50%       100,000     5,228
  General Motors Corp., 6.25%                  130,000     3,659
  General Motors Corp., Series B, 5.25%        100,000     2,391
----------------------------------------------------------------
                                                          11,278
----------------------------------------------------------------
BANKS - 0.8%
  Marshall & Ilsley Corp., 6.50%               100,000     2,695
----------------------------------------------------------------
BEVERAGES - 1.9%
  Constellation Brands, Inc., 5.75%            200,000     6,550
----------------------------------------------------------------
COMMERCIAL SERVICES - 1.1%
  United Rentals Trust I,6.50%                 100,000     3,800
----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
  Capital One Financial Corp., 6.25%            60,000     3,176
----------------------------------------------------------------
ELECTRIC - 3.0%
  Cinergy Corp., 9.50%                          40,000     2,443
  FPL Group, Inc., 8.50%                       100,000     5,690

See Notes to the Financial Statements.

EQUITY FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                      NUMBER     VALUE
                                                    OF SHARES    (000S)
CONVERTIBLE PREFERRED STOCKS - 31.7% - CONTINUED

ELECTRIC - 3.0% - (CONTINUED)
  Great Plains Energy, Inc., 8.00%                    75,000   $  1,883
-----------------------------------------------------------------------
                                                                 10,016
-----------------------------------------------------------------------
ENTERTAINMENT - 1.3%
  Six Flags, Inc., 7.25%                             204,300      4,208
-----------------------------------------------------------------------
FOOD - 1.1%
  Albertson's, Inc., 7.25%                           140,000      3,626
-----------------------------------------------------------------------
GAS - 0.4%
  Southern Union Co., 5.75%                           20,000      1,281
-----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
  Baxter International, Inc., 7.00%                   50,000      2,687
-----------------------------------------------------------------------
INSURANCE - 3.5%
  Chubb Corp., Series A, 7.00%                        40,000      1,120
  Chubb Corp., Series B, 7.00%                        15,000        425
  Conseco, Inc., 5.50%                                50,000      1,231
  Genworth Financial, Inc., 6.00%                     50,000      1,460
  Prudential Financial Capital Trust I Units, 6.75%   50,000      3,491
  Travelers Property Casualty Corp., 4.50%           180,000      4,082
-----------------------------------------------------------------------
                                                                 11,809
-----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.3%
  Cummins Capital Trust I, 7.00% (1)                  95,000      7,731
-----------------------------------------------------------------------
OIL & GAS - 2.9%
  Amerada Hess Corp., 7.00%                          107,000      8,541
  Chesapeake Energy Corp., 5.00%                      10,000      1,153
-----------------------------------------------------------------------
                                                                  9,694
-----------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
  Schering-Plough Corp., 6.00%                        80,000      4,236
-----------------------------------------------------------------------
REITS - 1.6%
  Ramco-Gershenson Properties, 7.95%                 176,500      5,348
-----------------------------------------------------------------------
RETAIL - 2.1%
  Toys "R" US, Inc., 6.25%                           150,000      7,209
-----------------------------------------------------------------------
SAVINGS & LOANS - 2.2%
  Sovereign Capital Trust II, 4.38%                  100,000      4,812
  Washington Mutual, Inc., 5.38%                      50,000      2,728
-----------------------------------------------------------------------
                                                                  7,540
-----------------------------------------------------------------------
TELECOMMUNICATIONS - 1.1%
  Motorola, Inc., 7.00%                               75,000      3,756
-----------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------
(COST $93,770)                                                  106,640

                                                    PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
CONVERTIBLE BONDS - 22.8%

AIRLINES - 0.6%
  Northwest Airlines Corp., (1)
   7.63%, 11/15/23                                    $3,000    $ 2,025
-----------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.4%
  Goodyear Tire & Rubber (The) Co., (1)
   4.00%, 6/15/34                                      4,000      4,631
-----------------------------------------------------------------------
COMMERCIAL SERVICES - 0.6%
  Cendant Corp.,
   3.88%, 11/27/11                                     2,000      2,008
-----------------------------------------------------------------------
COMPUTERS - 0.6%
  Mentor Graphics Corp.,
   6.88%, 6/15/07                                      2,000      2,064
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
  IOS Capital LLC, (1)
   5.00%, 5/1/07                                       2,000      2,070
-----------------------------------------------------------------------
HEALTHCARE - SERVICES - 0.8%
  Health Management Associates, Inc., (1)
   1.50%, 8/1/23                                       2,625      2,712
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.7%
  Church & Dwight, Inc., (1)
   5.25%, 8/15/33                                      5,000      5,863
-----------------------------------------------------------------------
INSURANCE - 3.2%
  AON Corp.,
   3.50%, 11/15/12                                     4,000      5,637
  Radian Group, Inc.,
   2.25%, 1/1/22                                       5,000      5,064
-----------------------------------------------------------------------
                                                                 10,701
-----------------------------------------------------------------------
MEDIA - 1.9%
  Liberty Media Corp.,
   0.75%, 3/30/23                                      4,000      4,299
  Walt Disney Co.,
   2.13%, 4/15/23                                      2,000      2,052
-----------------------------------------------------------------------
                                                                  6,351
-----------------------------------------------------------------------
MINING - 2.3%
  AngloGold Holdings PLC, (1)
   2.38%, 2/27/09                                      4,000      3,912
  Freeport-McMoRan Copper & Gold, Inc., (1)
   7.00%, 2/11/11                                      2,500      3,946
-----------------------------------------------------------------------
                                                                  7,858
-----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.2%
  Eastman Kodak Co.,
   3.38%, 10/15/33 (1)                                 2,000      2,525
   3.38%, 10/15/33                                     2,000      2,525

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 25 EQUITY FUNDS

EQUITY FUNDS

 SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2004 (UNAUDITED)

 INCOME EQUITY FUND (continued)

                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
CONVERTIBLE BONDS - 22.8% - CONTINUED
MISCELLANEOUS MANUFACTURING - 3.2% - (CONTINUED)
  Tyco International Group S.A.,
     2.75%, 1/15/18 (1)                              $1,000   $  1,397
     2.75%, 1/15/18                                   1,000      1,398
     3.13%, 1/15/23 (1)                               1,000      1,494
     3.13%, 1/15/23                                   1,000      1,494
----------------------------------------------------------------------
                                                                10,833
----------------------------------------------------------------------
OIL & GAS - 0.6%
  Devon Energy Corp.,
     4.90%, 8/15/08                                   2,000      2,120
----------------------------------------------------------------------
PHARMACEUTICALS - 1.6%
  AmerisourceBergen Corp.,
     5.00%, 12/1/07                                   5,000      5,347
----------------------------------------------------------------------
REITS - 0.2%
  Host Marriott LP, (1)
     3.25%, 4/15/24                                     500        517
----------------------------------------------------------------------
RETAIL - 1.5%
  CBRL Group, Inc.,
     0.00%, 4/3/32                                    3,000      1,418
  Penney (J.C.) Co., Inc., (1)
     5.00%, 10/15/08                                  3,000      3,710
----------------------------------------------------------------------
                                                                 5,128
----------------------------------------------------------------------
SOFTWARE - 1.0%
  Keane, Inc., (1)
     2.00%, 6/15/13                                   3,000      3,198
----------------------------------------------------------------------
TELECOMMUNICATIONS - 1.0%
  CenturyTel, Inc.,
     4.75%, 8/1/32                                    3,000      3,354
----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
----------------------------------------------------------------------
(COST $73,025)                                                  76,780

SHORT-TERM INVESTMENTS - 17.1%
  FHLB Discount Note,
     1.52%, 10/1/04                                   7,078      7,078
  HSBC Bank PLC, London,
     Eurodollar Time Deposit,
     1.91%, 10/1/04                                  50,271     50,271
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------------
(COST $57,349)                                                  57,349
----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
----------------------------------------------------------------------
(COST $309,293)                                                335,007
     Other Assets less Liabilities - 0.4%                        1,164
----------------------------------------------------------------------
NET ASSETS - 100.0%                                           $336,171

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At September 30, 2004, the value of these securities amounted to approximately $45,731,000 or 13.6% of net assets.

*     Non-Income Producing Security

At September 30, 2004, the Income Equity Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                  PERCENTAGE
Communications                                         3.0%
Consumer Discretionary                                18.7
Consumer Staples                                       7.3
Energy                                                16.5
Financials                                            19.4
Health Care                                            8.6
Industrials                                            8.8
Materials                                              2.8
Technology                                             6.5
Telecommunication Services                             3.1
Transportation                                         0.7
Utilities                                              4.6
----------------------------------------------------------
Total                                                100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND

                                                     NUMBER     VALUE
                                                   OF SHARES    (000S)
COMMON STOCKS - 92.9%
AUSTRALIA - 2.0%
  AMP Ltd.                                         3,251,814   $ 14,745
  Telstra Corp. Ltd.                                 294,753        998
-----------------------------------------------------------------------
                                                                 15,743
-----------------------------------------------------------------------
BELGIUM - 1.6%
  Belgacom S.A.                                      368,665     13,222
-----------------------------------------------------------------------
CHINA - 0.2%
  PetroChina Co. Ltd.                              3,396,000      1,819
-----------------------------------------------------------------------
DENMARK - 1.6%
  Novo-Nordisk A/S, Class B                          242,000     13,265
-----------------------------------------------------------------------
FRANCE - 12.3%
  AXA                                                541,206     10,964
  Bouygues                                           261,357      9,816
  Credit Agricole S.A.                               429,535     11,730
  Sanofi-Aventis                                     187,460     13,615
  Societe Generale                                   167,340     14,827
  Total S.A.                                         115,289     23,513
  Vivendi Universal S.A.                             576,257     14,784
-----------------------------------------------------------------------
                                                                 99,249
-----------------------------------------------------------------------
GERMANY - 10.1%
  Altana A.G.                                         16,392        955
  Deutsche Bank A.G. (Registered)                    196,052     14,109
  Deutsche Boerse A.G.                                17,090        865
  Deutsche Post A.G. (Registered)                    591,840     11,504
  Deutsche Telekom A.G. (Registered) *               870,512     16,174
  Henkel KGaA - Preferred                             11,581        852
  Linde A.G.                                         248,738     14,353
  Metro A.G.                                         263,652     11,781
  SAP A.G.                                            69,192     10,764
-----------------------------------------------------------------------
                                                                 81,357
-----------------------------------------------------------------------
ITALY - 5.0%
  Alleanza Assicurazioni S.p.A.                    1,004,754     11,633
  ENI S.p.A.                                         721,773     16,193
  Sanpaolo IMI S.p.A.                              1,021,592     11,548
  Snam Rete Gas S.p.A                                210,103      1,016
-----------------------------------------------------------------------
                                                                 40,390
-----------------------------------------------------------------------
JAPAN - 23.0%
  Ajinomoto Co., Inc.                              1,047,000     11,992
  Asahi Glass Co. Ltd.                             1,366,000     12,455
  Bank of Yokohama (The) Ltd.                      1,389,000      7,475
  Canon, Inc.                                         21,000        989
  Chugai Pharmaceutical Co. Ltd.                     882,600     12,749
  Daiwa House Industry Co. Ltd.                    1,008,000      9,869
  Hitachi Ltd.                                     1,978,000     11,975
  Komatsu Ltd.                                       213,000      1,371
  Mitsui Mining & Smelting Co. Ltd.                3,435,000     13,427
  Mizuho Financial Group, Inc.                           800      3,011
  Nippon Telegraph & Telephone Corp.                   3,497     13,956
  Nomura Holdings, Inc.                              878,000     11,294
  Sony Corp.                                         338,100     11,556
  Terumo Corp.                                       500,000     11,409
  Tokyo Electric Power Co., Inc.                      38,800        836
  Tokyo Gas Co. Ltd.                               3,149,000     11,193
  Tostem Inax Holding Corp.                          805,000     14,745
  West Japan Railway Co.                               3,428     13,400
  Yamaha Corp.                                        58,700        895
  Yamanouchi Pharmaceutical Co. Ltd.                  21,500        696
  Yokogawa Electric Corp.                            933,000     10,746
-----------------------------------------------------------------------
                                                                186,039
-----------------------------------------------------------------------
LUXEMBOURG - 1.8%
  Arcelor                                            799,651     14,797
-----------------------------------------------------------------------
NETHERLANDS - 0.3%
  Koninklijke Philips Electronics N.V.                51,421      1,179
  Royal KPN N.V.                                     107,994        810
-----------------------------------------------------------------------
                                                                  1,989
-----------------------------------------------------------------------
NORWAY - 1.8%
  DnB Holding ASA                                  1,732,800     13,755
  Yara International ASA                              38,673        412
-----------------------------------------------------------------------
                                                                 14,167
-----------------------------------------------------------------------
SPAIN - 3.3%
  Acerinox S.A.                                       78,060      1,080
  ACS Actividades Cons y Serv                        729,072     13,301
  Banco de Sabadell, S.A.                            581,284     12,361
-----------------------------------------------------------------------
                                                                 26,742
-----------------------------------------------------------------------
SWEDEN - 1.8%
  Atlas Copco AB, Class A                             32,058      1,233
  Skandinaviska Enskilda Banken, Class A             879,302     13,587
-----------------------------------------------------------------------
                                                                 14,820
-----------------------------------------------------------------------
SWITZERLAND - 11.3%
  Adecco S.A. (Registered)                            22,217      1,106
  Logitech International S.A. (Registered) *         168,613      8,194
  Nestle S.A. (Registered)                            85,498     19,640
  Novartis A.G. (Registered)                         389,944     18,229
  Swiss Reinsurance (Registered)                       8,355        482

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 27 EQUITY FUNDS

EQUITY FUNDS

 SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2004 (UNAUDITED)

 INTERNATIONAL GROWTH EQUITY FUND (continued)

                                                     NUMBER     VALUE
                                                   OF SHARES   (000S)
COMMON STOCKS - 92.9% - CONTINUED
SWITZERLAND - 11.3% - (CONTINUED)
  Syngenta A.G.                                      208,458   $ 19,925
  UBS A.G. (Registered)                              214,185     15,122
  Zurich Financial Services A.G.                      61,134      8,740
-----------------------------------------------------------------------
                                                                 91,438
-----------------------------------------------------------------------
UNITED KINGDOM - 16.8%
  Barclays PLC                                     1,805,710     17,341
  BHP Billiton PLC                                 1,435,306     15,123
  BP PLC                                           2,483,731     23,740
  BT Group PLC                                     4,647,917     15,138
  Centrica PLC                                     1,796,701      8,172
  GKN PLC                                          2,627,571     10,224
  GUS PLC                                            913,400     14,895
  HSBC Holdings PLC                                   51,762        823
  Intercontinental Hotels Group PLC                  855,790      9,746
  ITV PLC                                          6,389,484     12,475
  Marconi Corp. PLC *                                528,437      5,563
  Unilever PLC                                        94,520        770
  Vodafone Group PLC                                 914,335      2,191
-----------------------------------------------------------------------
                                                                136,201
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------
(COST $685,711)                                                 751,238

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
SHORT-TERM INVESTMENT - 1.2%
  HSBC Bank PLC, London,
    Eurodollar Time Deposit,
    1.91%, 10/1/04                                   $9,960       9,960
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------
(COST $9,960)                                                     9,960
-----------------------------------------------------------------------

TOTAL INVESTMENTS - 94.1%
-----------------------------------------------------------------------
(COST $695,671)                                                 761,198
  Other Assets less Liabilities - 5.9%                           47,416
-----------------------------------------------------------------------
NET ASSETS - 100.0%                                            $808,614

*     Non-Income Producing Security

At September 30, 2004, the International Growth Equity Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

INDUSTRY SECTOR                                    PERCENTAGE
Consumer Discretionary                                11.3%
Consumer Staples                                       6.1
Energy                                                 8.8
Financials                                            25.9
Health Care                                            9.6
Industrials                                            9.1
Information Technology                                 6.3
Materials                                             10.5
Telecommunication Services                             9.6
Utilities                                              2.8
----------------------------------------------------------
Total                                                100.0%

At September 30, 2004, the International Growth Equity Fund's percentage of investments, (excluding short-term investments) was denominated in the following currencies:

CONCENTRATION BY CURRENCY                          PERCENTAGE
Euro                                                   37.0%
Japanese Yen                                           24.8
British Pound                                          18.1
Swiss Franc                                            12.2
All other currencies less than 5%                       7.9
-----------------------------------------------------------
Total                                                 100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

LARGE CAP VALUE FUND

                                                    NUMBER      VALUE
                                                   OF SHARES    (000S)
COMMON STOCKS - 95.4%
BANKS - 5.4%
  Comerica, Inc.                                     240,000   $ 14,244
  Mellon Financial Corp.                             720,000     19,937
  Wachovia Corp.                                     450,000     21,127
-----------------------------------------------------------------------
                                                                 55,308
-----------------------------------------------------------------------
BEVERAGES - 2.1%
  Coca-Cola (The) Co.                                528,000     21,146
-----------------------------------------------------------------------
BUILDING MATERIALS - 2.2%
  Masco Corp.                                        660,000     22,790
-----------------------------------------------------------------------
CHEMICALS - 3.5%
  Dow Chemical (The) Co.                             506,000     22,861
  Rohm & Haas Co.                                    291,000     12,504
-----------------------------------------------------------------------
                                                                 35,365
-----------------------------------------------------------------------
COMPUTERS - 2.1%
  Hewlett-Packard Co.                              1,143,000     21,431
-----------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 6.0%
  Avon Products, Inc.                                472,000     20,617
  Kimberly-Clark Corp.                               308,000     19,894
  Procter & Gamble Co.                               385,000     20,836
-----------------------------------------------------------------------
                                                                 61,347
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.4%
  CIT Group, Inc.                                    578,700     21,638
  Citigroup, Inc.                                    485,000     21,398
  Morgan (J.P.) Chase & Co.                          525,000     20,858
  Morgan Stanley                                     445,000     21,939
-----------------------------------------------------------------------
                                                                 85,833
-----------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
  Emerson Electric Co.                               348,000     21,538
-----------------------------------------------------------------------
FOOD - 2.0%
  General Mills, Inc.                                454,000     20,385
-----------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.5%
  International Paper Co.                            508,000     20,528
  MeadWestvaco Corp.                                 460,000     14,674
-----------------------------------------------------------------------
                                                                 35,202
-----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.2%
  Baxter International, Inc.                         668,000     21,483
  Johnson & Johnson                                  385,000     21,687
-----------------------------------------------------------------------
                                                                 43,170
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.8%
  Avery Dennison Corp.                               279,000     18,353
-----------------------------------------------------------------------
HOUSEWARES - 1.9%
  Newell Rubbermaid, Inc.                            946,000     18,958
-----------------------------------------------------------------------
INSURANCE - 8.1%
  Allstate (The) Corp.                              440,000      21,116
  Hartford Financial Services Group, Inc.           344,000      21,304
  Lincoln National Corp.                            413,000      19,411
  Marsh & McLennan Cos., Inc.                       450,000      20,592
-----------------------------------------------------------------------
                                                                 82,423
-----------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.1%
  Caterpillar, Inc.                                 267,000      21,480
-----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.7%
  Deere & Co.                                       273,000      17,622
-----------------------------------------------------------------------
MEDIA - 2.2%
  McGraw-Hill Cos. (The), Inc.                      279,000      22,233
-----------------------------------------------------------------------
MINING - 1.8%
  Alcoa, Inc.                                       542,000      18,206
-----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.5%
  3M Co.                                            279,000      22,312
  General Electric Co.                              654,000      21,961
  Honeywell International, Inc.                     608,000      21,803
-----------------------------------------------------------------------
                                                                 66,076
-----------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.2%
  Pitney Bowes, Inc.                                288,000      12,701
-----------------------------------------------------------------------
OIL & GAS - 8.2%
  ChevronTexaco Corp.                               433,000      23,226
  ConocoPhillips                                    286,000      23,695
  Exxon Mobil Corp.                                 480,000      23,199
  Royal Dutch Petroleum Co. - New York Shares       270,000      13,932
-----------------------------------------------------------------------
                                                                 84,052
-----------------------------------------------------------------------
OIL & GAS SERVICES - 2.2%
  Halliburton Co.                                   664,000      22,370
-----------------------------------------------------------------------
PHARMACEUTICALS - 5.7%
  Abbott Laboratories                               495,000      20,968
  Merck & Co., Inc.                                 450,000      14,850
  Pfizer, Inc.                                      720,000      22,032
-----------------------------------------------------------------------
                                                                 57,850
-----------------------------------------------------------------------
RETAIL - 4.0%
  Limited Brands                                    962,000      21,443
  Penney (J.C.) Co., Inc. (Holding Co.)             548,000      19,333
-----------------------------------------------------------------------
                                                                 40,776
-----------------------------------------------------------------------
TELECOMMUNICATIONS - 6.5%
  Alltel Corp.                                      401,000      22,019
  BellSouth Corp.                                   760,000      20,611

m
See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 29 EQUITY FUNDS

EQUITY FUNDS

 SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2004 (UNAUDITED)

 LARGE CAP VALUE FUND (continued)

                                                     NUMBER      VALUE
                                                   OF SHARES    (000S)
COMMON STOCKS - 95.4% - CONTINUED
TELECOMMUNICATIONS - 6.5% - (CONTINUED)
  Nokia OYJ ADR                                    1,760,000   $ 24,147
-----------------------------------------------------------------------
                                                                 66,777
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------
(COST $843,324)                                                 973,392

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)      (000S)
SHORT-TERM INVESTMENT - 4.7%
  HSBC Bank PLC, London,
    Eurodollar Time Deposit,
    1.91%, 10/1/04                                  $47,793        47,793
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------
(COST $47,793)                                                     47,793
-------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
-------------------------------------------------------------------------
(COST $891,117)                                                 1,021,185
  Liabilities less Other Assets - (0.1)%                             (535)
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $1,020,650

At September 30, 2004, the Large Cap Value Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                  PERCENTAGE
Consumer Discretionary                                 8.4%
Consumer Staples                                      10.6
Energy                                                10.9
Financials                                            22.9
Health Care                                           10.4
Industrials                                           18.6
Information Technology                                 4.7
Materials                                              9.1
Telecommunication Services                             4.4
----------------------------------------------------------
Total                                                100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  MID CAP GROWTH FUND

                                            NUMBER     VALUE
                                           OF SHARES  (000S)
COMMON STOCKS - 99.3%
ADVERTISING - 2.3%
   Getty Images, Inc. *                      65,200   $ 3,605
   Lamar Advertising Co.,
   Class A *                                 81,100     3,375
-------------------------------------------------------------
                                                        6,980
-------------------------------------------------------------
AGRICULTURE - 2.1%
   Bunge Ltd.                               163,400     6,533
-------------------------------------------------------------
BANKS - 1.6%
   East-West Bancorp, Inc.                  149,345     5,016
-------------------------------------------------------------
BEVERAGES - 1.0%
   Cott Corp. *                             105,600     3,046
-------------------------------------------------------------
BIOTECHNOLOGY - 3.9%
   Biogen Idec, Inc. *                       57,500     3,517
   Genzyme Corp. *                           68,400     3,722
   Serologicals Corp. *                     211,200     4,927
-------------------------------------------------------------
                                                       12,166
-------------------------------------------------------------
COMMERCIAL SERVICES - 5.9%
   ChoicePoint, Inc. *                      158,600     6,765
   Corporate Executive Board Co.             90,400     5,536
   Robert Half International, Inc.          237,100     6,110
-------------------------------------------------------------
                                                       18,411
-------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.3%
   Estee Lauder Cos. (The),
   Inc., Class A                             96,900     4,050
-------------------------------------------------------------
DATA PROCESSING - 8.1%
   Alliance Data Systems Corp. *             86,100     3,492
   Certegy, Inc.                             94,800     3,528
   Fiserv, Inc. *                           112,500     3,922
   Global Payments, Inc.                     90,000     4,819
   NAVTEQ Corp. *                            47,200     1,682
   Paychex, Inc.                            157,300     4,743
   Sungard Data Systems, Inc. *             132,500     3,149
-------------------------------------------------------------
                                                       25,335
-------------------------------------------------------------
DIVERSIFIED FINANCIAL
   SERVICES - 2.7%
   Legg Mason, Inc.                          86,300     4,597
   Price (T. Rowe) Group, Inc.               75,300     3,836
-------------------------------------------------------------
                                                        8,433
-------------------------------------------------------------
ELECTRONICS - 1.1%
   Symbol Technologies, Inc.                264,400     3,342
-------------------------------------------------------------
ENTERTAINMENT - 2.0%
   Station Casinos, Inc.                    125,300     6,145
-------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.3%
   Stericycle, Inc. *                        87,700     4,025
-------------------------------------------------------------
HARDWARE - 2.3%
   Network Appliance,
   Inc. *                                  139,300      3,204
   Zebra Technologies
   Corp., Class A *                         67,000      4,088
-------------------------------------------------------------
                                                        7,292
-------------------------------------------------------------
HEALTHCARE - EQUIPMENT - 1.5%
   Waters Corp. *                          109,100      4,811
-------------------------------------------------------------
HEALTHCARE - PRODUCTS - 6.5%
   Advanced Neuromodulation
   Systems, Inc. *                         101,900      3,093
   Dade Behring Holdings,
   Inc. *                                   99,900      5,566
   Gen-Probe, Inc. *                        81,800      3,261
   St. Jude Medical, Inc. *                 45,300      3,410
   Zimmer Holdings, Inc. *                  61,400      4,853
-------------------------------------------------------------
                                                       20,183
-------------------------------------------------------------
INTERNET - 1.5%
   Symantec Corp. *                         85,200      4,676
-------------------------------------------------------------
LEISURE TIME - 4.2%
   Life Time Fitness,
   Inc. *                                  219,900      5,643
   Royal Caribbean
   Cruises Ltd.                            166,800      7,272
-------------------------------------------------------------
                                                       12,915
-------------------------------------------------------------
LODGING - 3.4%
   Marriott International,
   Inc., Class A                            83,100      4,318
   Starwood Hotels &
   Resorts Worldwide, Inc.                 131,600      6,109
-------------------------------------------------------------
                                                       10,427
-------------------------------------------------------------
MACHINERY - DIVERSIFIED - 7.7%
   Danaher Corp.                           126,200      6,471
   Dover Corp.                             145,300      5,648
   ITT Industries, Inc.                     63,800      5,103
   Rockwell Automation, Inc.               177,100      6,854
-------------------------------------------------------------
                                                       24,076
-------------------------------------------------------------
MEDIA - 1.5%
   Scripps (E.W.) Co., Class A              98,200      4,692
-------------------------------------------------------------
OIL & GAS - 4.0%
   Devon Energy Corp.                       85,700      6,086
   XTO Energy, Inc.                        197,800      6,424
-------------------------------------------------------------
                                                       12,510
-------------------------------------------------------------
OIL & GAS SERVICES - 3.8%
   BJ Services Co.                         122,000      6,394
   Smith International, Inc. *              89,000      5,405
-------------------------------------------------------------
                                                       11,799
-------------------------------------------------------------
PHARMACEUTICALS - 4.6%
   Caremark Rx, Inc. *                     126,200      4,047
   Endo Pharmaceuticals Holdings, Inc. *   138,300      2,539

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 31 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  MID CAP GROWTH FUND (CONTINUED)

                                                           NUMBER      VALUE
                                                          OF SHARES   (000S)
COMMON STOCKS - 99.3% - CONTINUED
PHARMACEUTICALS - 4.6% - (CONTINUED)
   Gilead Sciences, Inc. *                                 109,600    $   4,097
   Sepracor, Inc. *                                         74,700        3,644
-------------------------------------------------------------------------------
                                                                         14,327
-------------------------------------------------------------------------------
RETAIL - 7.8%
   Applebee's International, Inc.                          243,200        6,148
   Cabela's, Inc. *                                         44,400        1,059
   Coach, Inc. *                                            79,100        3,356
   Dick's Sporting Goods, Inc. *                           146,100        5,204
   Starbucks Corp. *                                        88,800        4,037
   Tractor Supply Co. *                                    143,200        4,502
-------------------------------------------------------------------------------
                                                                         24,306
-------------------------------------------------------------------------------
SEMICONDUCTORS - 5.6%
   Cymer, Inc. *                                           104,100        2,983
   Integrated Circuit Systems, Inc. *                      169,100        3,636
   Kla-Tencor Corp. *                                      103,800        4,306
   National Semiconductor Corp.                            227,700        3,527
   Novellus Systems, Inc. *                                117,100        3,114
-------------------------------------------------------------------------------
                                                                         17,566
-------------------------------------------------------------------------------
SOFTWARE - 5.7%
   Activision, Inc. *                                      245,500        3,405
   Cognos, Inc. *                                          135,400        4,809
   Hyperion Solutions Corp. *                               93,300        3,171
   Manhattan Associates, Inc. *                            172,000        4,200
   Mercury Interactive Corp. *                              66,800        2,330
-------------------------------------------------------------------------------
                                                                         17,915
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.1%
   Nextel Partners, Inc., Class A *                        206,300        3,421
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - EQUIPMENT - 3.3%
   Adtran, Inc.                                            133,900        3,037
   Andrew Corp. *                                          235,600        2,884
   Juniper Networks, Inc. *                                182,900        4,316
-------------------------------------------------------------------------------
                                                                         10,237
-------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
   UTI Worldwide, Inc.                                      79,900        4,699
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
-------------------------------------------------------------------------------
(COST $282,300)                                                         309,334

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
SHORT-TERM INVESTMENT - 3.7%
      HSBC Bank PLC,  London,
         Eurodollar Time Deposit,
         1.91%, 10/1/04                                 $  11,600        11,600
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------------
(COST $11,600)                                                           11,600

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.0%
-------------------------------------------------------------------------------
(COST $293,900)                                                         320,934
      Liabilities less Other Assets - (3.0)%                             (9,277)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 311,657

*  Non-Income Producing Security

At September 30, 2004, the Mid Cap Growth Fund's percentage of investments, (excluding short-term investments) was diversified as follows:




SECTOR WEIGHTINGS                                                         PERCENTAGE
Consumer Discretionary                                                       21.2%
Consumer Staples                                                              4.4
Energy                                                                        7.9
Financials                                                                    4.4
Health Care                                                                  16.6
Industrials                                                                  16.6
Information Technology                                                       27.8
Telecommunication Services                                                    1.1
---------------------------------------------------------------------------------
Total                                                                       100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   SELECT EQUITY FUND

                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 98.1%
ADVERTISING - 0.6%
   Lamar Advertising Co., Class A *                         54,000       $ 2,247
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.7%
   Boeing (The) Co.                                        112,600         5,813
   Lockheed Martin Corp.                                    90,000         5,020
   Rockwell Collins, Inc.                                   58,000         2,154
--------------------------------------------------------------------------------
                                                                          12,987
--------------------------------------------------------------------------------
APPAREL - 1.6%
   NIKE, Inc., Class B                                      68,600         5,406
--------------------------------------------------------------------------------
BANKS - 1.4%
   Synovus Financial Corp.                                  25,000           654
   U.S. Bancorp                                            147,100         4,251
--------------------------------------------------------------------------------
                                                                           4,905
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.3%
   Amgen, Inc. *                                           128,000         7,255
   Biogen Idec, Inc. *                                      53,000         3,242
   Genzyme Corp. *                                          83,900         4,565
--------------------------------------------------------------------------------
                                                                          15,062
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.1%
   First Data Corp.                                         90,000         3,915
--------------------------------------------------------------------------------
COMPUTERS - 5.0%
   Apple Computer, Inc. *                                  142,600         5,526
   Dell, Inc. *                                            275,000         9,790
   Research In Motion Ltd. *                                28,700         2,191
--------------------------------------------------------------------------------
                                                                          17,507
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 8.7%
   Avon Products, Inc.                                     146,300         6,391
   Gillette (The) Co.                                      174,800         7,296
   Kimberly-Clark Corp.                                     61,500         3,972
   Procter & Gamble Co.                                    238,400        12,902
--------------------------------------------------------------------------------
                                                                          30,561
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.7%
   Fastenal Co.                                             42,000         2,419
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.2%
   American Express Co.                                    171,700         8,836
   Capital One Financial Corp.                              68,000         5,025
   Goldman Sachs Group, Inc.                                44,800         4,177
--------------------------------------------------------------------------------
                                                                          18,038
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 10.3%
   Alcon, Inc.                                              58,000         4,652
   Guidant Corp.                                            60,000         3,962
   Johnson & Johnson                                       255,700        14,403
   St. Jude Medical, Inc. *                                 70,000         5,269
   Stryker Corp.                                            95,098         4,572
   Zimmer Holdings, Inc. *                                  42,000         3,320
--------------------------------------------------------------------------------
                                                                          36,178
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.8%
   Laboratory Corp. of America Holdings *                   50,000         2,186
   UnitedHealth Group, Inc.                                101,000         7,448
--------------------------------------------------------------------------------
                                                                           9,634
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.0%
   Clorox Co.                                               63,300         3,374
--------------------------------------------------------------------------------
INSURANCE - 3.1%
   American International Group, Inc.                      161,400        10,974
--------------------------------------------------------------------------------
INTERNET - 3.3%
   eBay, Inc. *                                             75,000         6,895
   Yahoo!, Inc. *                                          136,000         4,612
--------------------------------------------------------------------------------
                                                                          11,507
--------------------------------------------------------------------------------
IRON/STEEL - 0.5%
   Nucor Corp.                                              20,000         1,827
--------------------------------------------------------------------------------
LODGING - 1.0%
   Marriott International, Inc., Class A                    68,000         3,533
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.3%
   Caterpillar, Inc.                                        56,400         4,537
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.0%
   Rockwell Automation, Inc.                                38,600         1,494
   Zebra Technologies Corp., Class A *                      34,500         2,105
--------------------------------------------------------------------------------
                                                                           3,599
--------------------------------------------------------------------------------
MEDIA - 1.4%
   McGraw-Hill Cos. (The), Inc.                             62,200         4,957
--------------------------------------------------------------------------------
MINING - 0.9%
   Freeport-McMoRan Copper & Gold, Inc., Class B            55,500         2,248
   Newmont Mining Corp.                                     21,000           956
--------------------------------------------------------------------------------
                                                                           3,204
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 4.6%
   3M Co.                                                   57,000         4,558
   Danaher Corp.                                            95,000         4,872
   Honeywell International, Inc.                           134,500         4,823
   ITT Industries, Inc.                                     23,000         1,840
--------------------------------------------------------------------------------
                                                                          16,093
--------------------------------------------------------------------------------
OIL & GAS - 2.8%
   Anadarko Petroleum Corp.                                 64,800         4,300
   ENSCO International, Inc.                                28,000           915

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 33 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  SELECT EQUITY FUND (continued)

                                                            NUMBER          VALUE
                                                           OF SHARES       (000S)
COMMON STOCKS - 98.1% - CONTINUED
OIL & GAS - 2.8% - (CONTINUED)
   Noble Energy, Inc.                                        19,000      $   1,106
   Occidental Petroleum Corp.                                63,000          3,524
----------------------------------------------------------------------------------
                                                                             9,845
----------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.4%
   Baker Hughes, Inc.                                       105,000          4,591
   BJ Services Co.                                           30,000          1,572
   Smith International, Inc. *                               39,500          2,399
----------------------------------------------------------------------------------
                                                                             8,562
----------------------------------------------------------------------------------
PHARMACEUTICALS - 6.0%
   Gilead Sciences, Inc. *                                  135,600          5,069
   Pfizer, Inc.                                             445,100         13,620
   Teva Pharmaceutical Industries Ltd. ADR                   95,000          2,465
----------------------------------------------------------------------------------
                                                                            21,154
----------------------------------------------------------------------------------
RETAIL - 6.0%
   Home Depot (The), Inc.                                   240,000          9,408
   Staples, Inc.                                            208,000          6,203
   Starbucks Corp. *                                        120,000          5,455
----------------------------------------------------------------------------------
                                                                            21,066
----------------------------------------------------------------------------------
SEMICONDUCTORS - 0.5%
   Marvell Technology Group Ltd. *                           65,200          1,704
----------------------------------------------------------------------------------
SOFTWARE - 6.2%
   Adobe Systems, Inc.                                       74,000          3,661
   Electronic Arts, Inc. *                                  115,000          5,289
   Microsoft Corp.                                          250,200          6,918
   Symantec Corp. *                                         107,100          5,877
----------------------------------------------------------------------------------
                                                                            21,745
----------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.1%
   Cisco Systems, Inc. *                                    437,000          7,910
   Juniper Networks, Inc. *                                 181,300          4,278
   Nextel Partners, Inc., Class A *                         126,400          2,096
   QUALCOMM, Inc.                                           239,000          9,330
   Sprint Corp. (FON Group)                                 237,200          4,775
----------------------------------------------------------------------------------
                                                                            28,389
----------------------------------------------------------------------------------
TRANSPORTATION - 2.6%
   Expeditors International Washington, Inc.                 42,000          2,171
   United Parcel Service, Inc., Class B                      91,000          6,909
----------------------------------------------------------------------------------
                                                                             9,080
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------------------
(COST $319,978)                                                            344,009

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
SHORT-TERM INVESTMENT - 1.9%
    HSBC Bank PLC, London,
         Eurodollar Time Deposit,
         1.91%, 10/1/04                                    $   6,812         6,812
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
(COST $6,812)                                                                6,812
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
----------------------------------------------------------------------------------
(COST $326,790)                                                            350,821
Liabilities Less Other Assets - 0.0%                                           (32)
----------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $ 350,789

* Non-Income Producing Security

At September 30, 2004, the Select Equity Fund's percentage of investments, (excluding short-term investments) was diversified as follows:


SECTOR WEIGHTINGS                                                   PERCENTAGE
Consumer Discretionary                                                 12.8%
Consumer Staples                                                        9.9
Energy                                                                  5.4
Financials                                                              9.9
Health Care                                                            23.8
Industrials                                                            13.6
Information Technology                                                 21.2
Materials                                                               1.4
Telecommunication Services                                              2.0
---------------------------------------------------------------------------
Total                                                                 100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  SMALL CAP GROWTH FUND

                                                            NUMBER        VALUE
                                                           OF SHARES     (000S)
COMMON STOCKS - 99.5%

ADVERTISING - 1.4%
   Getty Images, Inc. *                                      26,600      $ 1,471
--------------------------------------------------------------------------------
APPAREL - 3.0%
   Deckers Outdoor Corp. *                                   49,300        1,676
   Quiksilver, Inc. *                                        56,700        1,442
--------------------------------------------------------------------------------
                                                                           3,118
--------------------------------------------------------------------------------
BANKS - 1.6%
   East-West Bancorp, Inc.                                   48,700        1,636
--------------------------------------------------------------------------------
BEVERAGES - 1.3%
   Cott Corp. *                                              46,800        1,350
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
   Serologicals Corp. *                                      65,500        1,528
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.8%
   Florida Rock Industries, Inc.                             37,700        1,847
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 8.3%
   Alliance Data Systems Corp. *                             30,000        1,217
   Bright Horizons Family Solutions, Inc. *                  25,000        1,357
   Corporate Executive Board Co.                             24,800        1,519
   CoStar Group, Inc. *                                      37,800        1,860
   iPayment, Inc. *                                          39,800        1,598
   Labor Ready, Inc. *                                       86,900        1,218
--------------------------------------------------------------------------------
                                                                           8,769
--------------------------------------------------------------------------------
COMPUTERS - 2.1%
   Manhattan Associates, Inc. *                              53,700        1,311
   Research In Motion Ltd. *                                 11,900          909
--------------------------------------------------------------------------------
                                                                           2,220
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   Chicago Mercantile Exchange                               10,000        1,613
--------------------------------------------------------------------------------
ELECTRONICS - 1.3%
   Cymer, Inc. *                                             47,700        1,367
--------------------------------------------------------------------------------
ENTERTAINMENT - 3.3%
   Lions Gate Entertainment Corp. *                         198,300        1,725
   Penn National Gaming, Inc. *                              42,600        1,721
--------------------------------------------------------------------------------
                                                                           3,446
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.6%
   Stericycle, Inc. *                                        37,200        1,707
--------------------------------------------------------------------------------
FOOD - 1.0%
   United Natural Foods, Inc. *                              40,400        1,075
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 12.7%
   Advanced Medical Optics, Inc. *                           40,800        1,614
   Advanced Neuromodulation Systems, Inc. *                  57,700        1,751
   American Medical Systems Holdings, Inc. *                 42,000        1,523
   Cooper Cos., Inc.                                         40,900        2,804
   Gen-Probe, Inc. *                                         34,700        1,384
   IDEXX Laboratories, Inc. *                                29,500        1,497
   Inamed Corp. *                                            24,700        1,177
   Respironics, Inc. *                                       29,800        1,593
--------------------------------------------------------------------------------
                                                                          13,343
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.7%
   Pediatrix Medical Group, Inc. *                           22,800        1,251
   Sierra Health Services *                                  34,200        1,639
--------------------------------------------------------------------------------
                                                                           2,890
--------------------------------------------------------------------------------
INSURANCE - 1.0%
   Selective Insurance Group, Inc.                           27,100        1,008
--------------------------------------------------------------------------------
INTERNET - 1.5%
   RSA Security, Inc. *                                      80,800        1,559
--------------------------------------------------------------------------------
IRON/STEEL - 3.7%
   Reliance Steel & Aluminum Co.                             25,900        1,028
   Steel Dynamics, Inc.                                      73,400        2,835
--------------------------------------------------------------------------------
                                                                           3,863
--------------------------------------------------------------------------------
LEISURE TIME - 1.4%
   Life Time Fitness, Inc. *                                 56,600        1,452
--------------------------------------------------------------------------------
LODGING - 1.5%
   Station Casinos, Inc.                                     32,500        1,594
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.1%
   Ceradyne, Inc. *                                          51,200        2,248
--------------------------------------------------------------------------------
OIL & GAS - 3.8%
   Edge Petroleum Corp. of Delaware *                        48,400          773
   Range Resources Corp.                                     67,800        1,186
   Southwestern Energy Co. *                                 48,300        2,028
--------------------------------------------------------------------------------
                                                                           3,987
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.9%
   Cal Dive International, Inc. *                            70,500        2,511
   Veritas DGC, Inc. *                                       25,200          574
--------------------------------------------------------------------------------
                                                                           3,085
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.4%
   Greif Brothers Corp., Class A                             34,300        1,446
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.5%
   VCA Antech, Inc. *                                        78,400        1,617
--------------------------------------------------------------------------------
REITS - 1.2%
   Centerpoint Properties Corp.                              29,100        1,268
--------------------------------------------------------------------------------
RESTAURANTS - 1.2%
   Applebee's International, Inc.                            50,900        1,287
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 35 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  SMALL CAP GROWTH FUND (continued)

                                                           NUMBER         VALUE
                                                          OF SHARES      (000S)
COMMON STOCKS - 99.5% - CONTINUED

RETAIL - 6.4%
   Aeropostale, Inc. *                                      59,300      $  1,554
   Claire's Stores, Inc.                                    61,900         1,550
   Copart, Inc. *                                           70,100         1,327
   Dick's Sporting Goods, Inc. *                            64,100         2,283
--------------------------------------------------------------------------------
                                                                           6,714
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.2%
   Integrated Circuit Systems, Inc. *                       61,200         1,316
--------------------------------------------------------------------------------
SOFTWARE - 9.5%
   Activision, Inc. *                                       82,700         1,147
   Ansys, Inc. *                                            34,400         1,711
   Certegy, Inc.                                            32,400         1,206
   Cognos, Inc. *                                           42,200         1,499
   Global Payments, Inc.                                    33,400         1,788
   Hyperion Solutions Corp. *                               35,100         1,193
   Quality Systems, Inc. *                                  29,200         1,475
--------------------------------------------------------------------------------
                                                                          10,019
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.0%
   Adtran, Inc.                                             53,200         1,207
   Andrew Corp. *                                          118,400         1,449
   Plantronics, Inc.                                        43,400         1,877
   Sierra Wireless, Inc. *                                  65,200         1,160
   Western Wireless Corp., Class A *                        66,600         1,712
--------------------------------------------------------------------------------
                                                                           7,405
--------------------------------------------------------------------------------
TRANSPORTATION - 7.2%
   Dynamex, Inc. *                                          75,900         1,309
   Forward Air Corp. *                                      21,700           869
   General Maritime Corp. *                                 60,300         2,100
   Hunt (J.B.) Transport Services, Inc.                     46,400         1,723
   UTI Worldwide, Inc.                                      27,585         1,622
--------------------------------------------------------------------------------
                                                                           7,623
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $92,041)                                                           104,871
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
SHORT-TERM INVESTMENT - 0.5%
      HSBC Bank PLC,  London,
         Eurodollar Time Deposit,
         1.91%, 10/1/04                                  $     512      $    512
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $512)                                                                  512

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $92,553)                                                           105,383
      Other Assets Less Liabilities - 0.0%                                    29
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $105,412
--------------------------------------------------------------------------------

*     Non-Income Producing Security

At September 30, 2004, the Small Cap Growth Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                                         PERCENTAGE
Consumer Discretionary                                                       16.9%
Consumer Staples                                                              2.3
Energy                                                                        8.8
Financials                                                                    5.3
Health Care                                                                  18.5
Industrials                                                                  17.0
Information Technology                                                       23.8
Materials                                                                     5.8
Telecommunication Services                                                    1.6
---------------------------------------------------------------------------------
Total                                                                       100.0%


See Notes to the Financial Statements.

EQUITY FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2004 (UNAUDITED)

  SMALL CAP INDEX FUND

                                                            NUMBER        VALUE
                                                           OF SHARES      (000S)
COMMON STOCKS - 99.0%

ADVERTISING - 0.5%
   Advo, Inc.                                                10,162       $  314
   Catalina Marketing Corp. *                                17,300          399
   Grey Global Group, Inc.                                      288          287
   R.H. Donnelley Corp. *                                     7,500          370
   Sitel Corp. *                                             20,600           45
   ValueVision Media, Inc., Class A *                         6,400           86
   Ventiv Health, Inc. *                                      6,200          105
--------------------------------------------------------------------------------
                                                                           1,606
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
   AAR Corp. *                                               11,000          137
   Armor Holdings, Inc. *                                     9,500          395
   BE Aerospace, Inc. *                                      13,100          119
   Curtiss-Wright Corp.                                       7,000          401
   DRS Technologies, Inc. *                                   7,989          299
   Ducommun, Inc. *                                           2,400           54
   EDO Corp.                                                  5,700          158
   Engineered Support Systems, Inc.                           7,475          341
   Esterline Technologies Corp. *                             7,100          217
   GenCorp, Inc. *                                           13,400          182
   Heico Corp.                                                6,100          108
   Herley Industries, Inc. *                                  3,900           73
   Innovative Solutions & Supports, Inc. *                    2,300           56
   Kaman Corp., Class A                                       7,800           93
   Moog, Inc., Class A *                                      8,875          322
   MTC Technologies, Inc. *                                   2,200           61
   Orbital Sciences Corp. *                                  16,300          186
   Sequa Corp., Class A *                                     2,000          104
   Teledyne Technologies, Inc. *                             10,600          266
   Titan Corp. *                                             28,100          393
   Triumph Group, Inc. *                                      5,300          179
   United Industrial Corp. of New York                        3,500          115
--------------------------------------------------------------------------------
                                                                           4,259
--------------------------------------------------------------------------------
AGRICULTURE - 0.3%
   Alico, Inc.                                                1,200           51
   Delta & Pine Land Co.                                     12,600          337
   DIMON, Inc.                                               14,800           87
   Maui Land & Pineapple Co., Inc. *                          1,100           35
   Standard Commercial Corp.                                  3,500           55
   Tejon Ranch Co. *                                          2,400           90
   Universal Corp. of Virginia                                8,500          380
   Vector Group Ltd.                                          8,455          127
--------------------------------------------------------------------------------
                                                                           1,162
--------------------------------------------------------------------------------
AIRLINES - 0.5%
   Airtran Holdings, Inc. *                                  28,100          280
   Alaska Air Group, Inc. *                                   9,600          238
   America West Holdings Corp., Class B *                    11,800           64
   Continental Airlines, Inc., Class B *                     22,400          191
   Delta Air Lines, Inc. *                                   35,800          118
   ExpressJet Holdings, Inc. *                               12,900          129
   FLYi, Inc. *                                              15,200           59
   Frontier Airlines, Inc. *                                 11,850           91
   Mesa Air Group, Inc. *                                    11,500           58
   Northwest Airlines Corp. *                                25,000          205
   Pinnacle Airlines Corp., *                                 7,000           71
   Skywest, Inc.                                             19,400          292
--------------------------------------------------------------------------------
                                                                           1,796
--------------------------------------------------------------------------------
APPAREL - 0.9%
   Carter's, Inc. *                                           1,800           50
   Cherokee, Inc.                                             2,200           52
   Deckers Outdoor Corp. *                                    3,000          102
   DHB Industries, Inc. *                                     7,000           99
   Guess?, Inc. *                                             5,100           91
   Gymboree Corp. *                                          10,200          147
   Hartmarx Corp. *                                           8,400           62
   K-Swiss, Inc., Class A                                     8,700          167
   Kellwood Co.                                               9,050          330
   Oshkosh B'Gosh, Inc., Class A                              2,700           54
   Oxford Industries, Inc.                                    4,500          168
   Perry Ellis International, Inc. *                          2,100           47
   Phillips-Van Heusen Corp.                                  8,700          194
   Quiksilver, Inc. *                                        18,600          473
   Russell Corp.                                              9,600          162
   Skechers U.S.A., Inc., Class A *                           6,800           99
   Steven Madden Ltd. *                                       3,500           62
   Stride Rite Corp.                                         13,400          137
   Warnaco Group (The), Inc. *                               15,200          338
   Weyco Group, Inc.                                          1,000           37
   Wolverine World Wide, Inc.                                13,000          328
--------------------------------------------------------------------------------
                                                                           3,199
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.1%
   A.S.V., Inc. *                                             2,900          109
   Wabash National Corp. *                                    9,000          247
--------------------------------------------------------------------------------
                                                                             356
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.0%
   Aftermarket Technology Corp. *                             4,500           57

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 37 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS

  SMALL CAP INDEX FUND (continued)

                                                               NUMBER    VALUE
                                                              OF SHARES  (000S)
COMMON STOCKS - 99.0% - CONTINUED

AUTO PARTS & EQUIPMENT - 1.0% - (CONTINUED)
   ArvinMeritor, Inc.                                           23,200   $  435
   Bandag, Inc.                                                  4,000      175
   Collins & Aikman Corp. *                                     11,860       49
   Cooper Tire & Rubber Co.                                     22,000      444
   Exide Technologies *                                          7,300      116
   Goodyear Tire & Rubber (The) Co. *                           51,000      548
   Hayes Lemmerz International, Inc. *                          12,600      128
   Keystone Automotive Industries, Inc. *                        4,800      106
   Modine Manufacturing Co.                                      8,300      250
   Noble International Ltd.                                      2,300       42
   Standard Motor Products, Inc.                                 3,500       53
   Strattec Security Corp. *                                     1,100       68
   Superior Industries International, Inc.                       7,500      225
   Tenneco Automotive, Inc. *                                   14,000      183
   Tower Automotive, Inc. *                                     21,000       44
   Visteon Corp.                                                43,200      345
-------------------------------------------------------------------------------
                                                                          3,268
-------------------------------------------------------------------------------
BANKS - 8.5%
   1st Source Corp.                                              4,326      111
   ABC Bancorp                                                   3,600       73
   Alabama National Bancorp                                      4,100      245
   Amcore Financial, Inc.                                        8,982      255
   AmericanWest Bancorp *                                        3,520       66
   Arrow Financial Corp.                                         3,076       92
   Bancfirst Corp.                                               1,300       83
   Bancorp (The) Bank *                                          1,900       39
   BancorpSouth, Inc.                                           25,500      586
   BancTrust Financial Group, Inc.                               2,400       45
   Bank of Granite Corp.                                         4,660       90
   Bank of the Ozarks, Inc.                                      3,400      101
   Banner Corp.                                                  3,500      103
   Boston Private Financial Holdings, Inc.                       9,100      227
   Bryn Mawr Bank Corp.                                          2,600       52
   Camden National Corp.                                         3,000      104
   Capital City Bank Group, Inc.                                 3,287      127
   Capital Corp. of the West                                     1,800       77
   Capitol Bancorp Ltd.                                          3,400      100
   Cascade Bancorp                                               5,625      109
   Cathay Bancorp, Inc.                                         14,400      536
   Center Financial Corp.                                        3,200       61
   Central Coast Bancorp *                                       3,263       67
   Central Pacific Financial Corp.                               8,081      222
   Century Bancorp, Inc. of Massachusetts, Class A               1,100       35
   Chemical Financial Corp.                                      7,719      282
   Chittenden Corp.                                             15,516      423
   Citizens Banking Corp. of Michigan                           15,100      492
   City Holding Co.                                              5,300      174
   CityBank Lynwood of Washington                                2,800       98
   CoBiz, Inc.                                                   4,350       72
   Columbia Bancorp                                              2,000       58
   Columbia Banking Systems, Inc. *                              5,166      123
   Community Bank System, Inc.                                   8,600      216
   Community Banks, Inc.                                         3,592      104
   Community First Bankshares, Inc.                             12,300      394
   Community Trust Bancorp, Inc.                                 3,941      122
   Corus Bankshares, Inc.                                        5,000      216
   CVB Financial Corp.                                          11,690      260
   East-West Bancorp, Inc.                                      16,800      564
   Farmers Capital Bank Corp.                                    2,100       72
   Financial Institutions, Inc.                                  2,900       65
   First Bancorp of North Carolina                               2,600       88
   First BanCorp of Puerto Rico                                 11,300      546
   First Busey Corp.                                             4,950       95
   First Charter Corp.                                          10,500      254
   First Citizens Bancshares, Inc., Class A                      1,900      224
   First Commonwealth Financial Corp.                           23,028      313
   First Community Bancorp of California                         4,100      168
   First Community Bancshares, Inc.                              3,359      110
   First Financial Bancorp                                      11,224      192
   First Financial Bankshares, Inc.                              4,846      195
   First Financial Corp. of Indiana                              4,806      151
   First Indiana Corp.                                           4,162       84
   First Merchants Corp.                                         6,527      161
   First Midwest Bancorp, Inc. of Illinois                      16,200      560
   First National Bankshares, Inc. of Florida                   15,629      384
   First Oak Brook Bancshares, Inc.                              2,250       69
   First of Long Island (The) Corp.                              1,200       51
   First Republic Bank                                           4,100      189
   First State Bancorporation                                    2,600       82
   FNB Corp.                                                    15,500      343
   FNB Corp. of Virginia                                         2,000       53
   Frontier Financial Corp.                                      5,400      191
   GB&T Bancshares, Inc.                                         2,200       49
   German American Bancorp                                       3,255       55

See Notes to the Financial Statements.

EQUITY FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                 NUMBER    VALUE
                                                               OF SHARES  (000S)
COMMON STOCKS - 99.0% - CONTINUED

BANKS - 8.5% - (CONTINUED)
   Glacier Bancorp, Inc.                                          7,837   $  229
   Gold Banc Corp., Inc.                                         14,300      193
   Great Southern Bancorp, Inc.                                   3,900      122
   Greater Bay Bancorp                                           17,300      497
   Hancock Holding Co.                                            9,024      287
   Hanmi Financial Corp.                                          4,700      142
   Harleysville National Corp.                                    8,809      216
   Heartland Financial USA, Inc.                                  3,300       61
   IBERIABANK Corp.                                               2,000      115
   Independent Bank Corp. of Massachusetts                        4,600      142
   Independent Bank Corp. of Michigan                             5,645      152
   Integra Bank Corp.                                             5,443      118
   Interchange Financial Services Corp. of New Jersey             4,000       96
   Irwin Financial Corp.                                          5,600      145
   Lakeland Bancorp, Inc.                                         4,860       80
   Lakeland Financial Corp.                                       1,800       61
   Macatawa Bank Corp.                                            3,150       88
   Main Street Banks, Inc.                                        4,700      144
   MainSource Financial Group, Inc.                               3,298       68
   MB Financial, Inc.                                             6,150      244
   MBT Financial Corp.                                            5,700      112
   Mercantile Bank Corp.                                          2,205       77
   Mid-State Bancshares                                           7,500      193
   Midwest Banc Holdings, Inc.                                    3,800       73
   Nara Bancorp, Inc.                                             6,100      123
   National Penn Bancshares, Inc.                                 8,762      280
   NBC Capital Corp.                                              2,400       61
   NBT Bancorp, Inc.                                             10,504      246
   Oak Hill Financial, Inc.                                       1,700       59
   Old National Bancorp of Indiana                               23,000      571
   Old Second Bancorp, Inc.                                       4,800      134
   Omega Financial Corp.                                          2,850       99
   Oriental Financial Group, Inc.                                 5,289      143
   Pacific Capital Bancorp                                       15,833      468
   Park National Corp.                                            4,500      573
   Peapack Gladstone Financial Corp.                              2,651       80
   Pennrock Financial Services Corp.                              2,676       74
   Peoples Bancorp, Inc. of Ohio                                  3,760       99
   Peoples Holding (The) Co.                                      3,000       98
   PrivateBancorp, Inc.                                           5,900      159
   Prosperity Bancshares, Inc.                                    5,000      134
   Provident Bankshares Corp.                                    10,856      364
   R & G Financial Corp., Class B                                 9,250      358
   Republic Bancorp, Inc. of Kentucky, Class A                    2,625       61
   Republic Bancorp, Inc. of Michigan                            22,624      348
   Riggs National Corp.                                           5,300      118
   Royal Bancshares, Inc., of Pennsylvania, Class A               1,552       38
   S & T Bancorp, Inc.                                            7,600      271
   Sandy Spring Bancorp, Inc.                                     5,100      167
   Santander BanCorp                                              1,879       47
   SCBT Financial Corp.                                           2,750       81
   Seacoast Banking Corp. of Florida                              4,020       86
   Security Bank Corp.                                            1,300       46
   Signature Bank of New York *                                   1,400       37
   Silicon Valley Bancshares *                                   11,700      435
   Simmons First National Corp., Class A                          5,000      128
   Smithtown Bancorp, Inc.                                        1,600       40
   Southern Community Financial Corp.                             4,100       46
   Southside Bancshares , Inc.                                    3,292       67
   Southwest Bancorp, Inc. of Texas                              23,000      463
   Southwest Bancorp, Inc. of Oklahoma                            3,800       84
   State Bancorp, Inc.                                            2,530       57
   State Financial Services Corp., Class A                        1,800       49
   Sterling Bancorp of New York                                   4,535      123
   Sterling Bancshares, Inc. of Texas                            14,225      191
   Sterling Financial Corp. of Pennsylvania                       7,406      199
   Suffolk Bancorp                                                3,900      118
   Sun Bancorp, Inc. of New Jersey *                              2,909       64
   Susquehanna Bancshares, Inc.                                  16,179      398
   SY Bancorp, Inc.                                               3,700       84
   Taylor Capital Group, Inc.                                     1,300       31
   Texas Capital Bancshares, Inc. *                               6,600      120
   Texas Regional Bancshares, Inc., Class A                      13,751      428
   Tompkins Trustco, Inc.                                         2,730      126
   Trico Bancshares                                               3,800       79
   Trustco Bank Corp. of New York                                23,794      305
   Trustmark Corp.                                               16,000      497
   UMB Financial Corp.                                            4,856      231
   Umpqua Holdings Corp.                                         14,583      329
   Union Bankshares Corp.                                         2,700       84
   United Bankshares, Inc.                                       12,700      440
   United Community Banks, Inc. of Georgia                        9,600      233
   Univest Corp. of Pennsylvania                                  2,300       94
   Unizan Financial Corp.                                         6,910      191

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 39 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS

  SMALL CAP INDEX FUND (continued)

                                                                NUMBER     VALUE
                                                               OF SHARES  (000S)
COMMON STOCKS - 99.0% - CONTINUED

BANKS - 8.5% - (CONTINUED)
   USB Holding Co., Inc.                                          4,358   $   110
   Virginia Commerce Bancorp *                                    2,125        57
   Virginia Financial Group, Inc.                                 2,500        81
   Washington Trust Bancorp, Inc.                                 4,600       120
   WesBanco, Inc.                                                 6,300       183
   West Bancorp                                                   5,985       100
   West Coast Bancorp of Oregon                                   5,600       117
   Westamerica Bancorporation                                    10,600       582
   Western Sierra Bancorp *                                       2,025        67
   Wilshire Bancorp, Inc. *                                       2,600        78
   Wintrust Financial Corp.                                       6,800       390
   Yardville National Bancorp                                     2,900        84
---------------------------------------------------------------------------------
                                                                           28,729
---------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                               2,400        61
   Coca-Cola Bottling Co. Consolidated                            1,527        83
   Farmer Bros. Co.                                               2,400        64
   Hansen Natural Corp. *                                         2,000        48
   Overland Beverage Distributing *                                  20        --
   Peet's Coffee & Tea, Inc. *                                    4,200        98
   Robert Mondavi (The) Corp., Class A *                          3,500       137
---------------------------------------------------------------------------------
                                                                              491
---------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
   Aksys Ltd. *                                                   3,400        16
   Alexion Pharmaceuticals, Inc. *                                8,800       158
   Applera Corp. (Celera Genomics Group) *                       24,200       283
   Ariad Pharmaceuticals, Inc. *                                 17,800       119
   Avant Immunotherapeutics, Inc. *                              26,000        44
   Axonyx, Inc. *                                                17,800       101
   Bio-Rad Laboratories, Inc., Class A *                          5,700       291
   Biocryst Pharmaceuticals, Inc. *                               5,800        30
   Cambrex Corp.                                                  8,800       193
   CancerVax Corp. *                                              4,700        38
   Cell Genesys, Inc. *                                          15,700       141
   Ciphergen Biosystems, Inc. *                                   8,000        31
   CuraGen Corp. *                                               15,100        83
   Curis, Inc. *                                                 12,200        54
   Cytogen Corp. *                                                5,400        57
   Cytokinetics, Inc. *                                           2,800        37
   Decode Genetics, Inc. *                                       16,500       124
   Digene Corp. *                                                 4,700       122
   Diversa Corp. *                                                7,300        61
   Encysive Pharmaceuticals, Inc. *                              17,600       159
   Enzo Biochem, Inc. *                                           8,412       126
   Enzon Pharmaceuticals, Inc. *                                 14,800       236
   Exelixis, Inc. *                                              21,400       172
   Genaera Corp. *                                               17,800        70
   Genelabs Technologies, Inc. *                                 27,900        73
   Genencor International, Inc. *                                 3,000        48
   Geron Corp. *                                                 16,100        96
   Human Genome Sciences, Inc. *                                 43,400       474
   Illumina, Inc. *                                               8,600        51
   Immunogen, Inc. *                                             12,600        64
   Immunomedics, Inc. *                                          14,300        37
   Incyte Corp. *                                                20,400       196
   Integra LifeSciences Holdings Corp. *                          6,800       218
   InterMune, Inc. *                                              9,700       114
   Keryx Biopharmaceuticals, Inc. *                               7,700        86
   Kosan Biosciences, Inc. *                                      7,600        44
   Lexicon Genetics, Inc. *                                      21,500       142
   Lifecell Corp. *                                              10,000       100
   Maxim Pharmaceuticals, Inc. *                                 10,100        27
   Maxygen, Inc. *                                                8,000        79
   Myogen, Inc. *                                                 5,300        43
   Myriad Genetics, Inc. *                                        9,100       156
   Nanogen, Inc. *                                               12,400        48
   Neose Technologies, Inc. *                                     6,000        45
   Northfield Laboratories, Inc. *                                6,800        91
   Oscient Pharmaceuticals Corp. *                               21,000        75
   Peregrine Pharmaceuticals, Inc. *                             39,700        64
   Praecis Pharmaceuticals, Inc. *                               18,600        41
   Regeneration Technologies, Inc. *                              8,500        68
   Regeneron Pharmaceuticals, Inc. *                             13,100       114
   Seattle Genetics, Inc. *                                      11,400        75
   Serologicals Corp. *                                           8,400       196
   SuperGen, Inc. *                                              15,400        95
   Telik, Inc. *                                                 14,600       326
   Third Wave Technologies, Inc. *                                8,500        58
   Transkaryotic Therapies, Inc. *                                9,800       174
   Vertex Pharmaceuticals, Inc. *                                26,300       276
---------------------------------------------------------------------------------
                                                                            6,540
---------------------------------------------------------------------------------
BUILDING MATERIALS - 1.0%
   Aaon, Inc. *                                                   3,400        59
   Apogee Enterprises, Inc.                                      10,000       129

See Notes to the Financial Statements.

EQUITY FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 99.0% - CONTINUED
BUILDING MATERIALS - 1.0% - (CONTINUED)
    Comfort Systems USA, Inc. *                             14,100        $   93
    Drew Industries, Inc. *                                  2,600            93
    Eagle Materials, Inc.                                    6,300           449
    ElkCorp                                                  6,607           183
    Genlyte Group, Inc. *                                    4,000           258
    Lennox International, Inc.                              14,400           215
    LSI Industries, Inc.                                     6,312            66
    NCI Building Systems, Inc. *                             6,500           207
    Simpson Manufacturing Co., Inc.                          6,100           386
    Texas Industries, Inc.                                   7,100           365
    Trex Co., Inc. *                                         3,500           155
    U.S. Concrete, Inc. *                                    5,700            35
    Universal Forest Products, Inc.                          5,600           192
    USG Corp. *                                             10,800           197
    York International Corp.                                13,700           433
--------------------------------------------------------------------------------
                                                                           3,515
--------------------------------------------------------------------------------
CHEMICALS - 2.9%
    Aceto Corp.                                              5,750            83
    Airgas, Inc. *                                          20,100           484
    Albemarle Corp.                                         10,600           372
    American Vanguard Corp.                                  1,800            64
    Arch Chemicals, Inc.                                     7,500           214
    Cabot Microelectronics Corp. *                           8,200           297
    Crompton Corp.                                          38,310           364
    Cytec Industries, Inc. *                                13,000           636
    Ferro Corp.                                             13,750           300
    FMC Corp. *                                             12,100           588
    Fuller (H.B.) Co.                                        9,500           260
    Georgia Gulf Corp.                                       9,400           419
    Grace (W.R.) & Co. *                                    21,900           207
    Great Lakes Chemical Corp.                              16,700           427
    Hercules, Inc. *                                        36,800           524
    IMC Global, Inc.                                        38,600           671
    Kronos Worldwide, Inc.                                   1,351            54
    MacDermid, Inc.                                          9,100           263
    Millennium Chemicals, Inc. *                            21,700           460
    Minerals Technologies, Inc.                              6,800           400
    NewMarket Corp. *                                        4,800           100
    NL Industries, Inc.                                      2,600            48
    Octel Corp.                                              3,900            83
    Olin Corp.                                              23,100           462
    OM Group, Inc. *                                         9,500           347
    Omnova Solutions, Inc. *                                12,200            74
    PolyOne Corp. *                                         30,600           230
    Quaker Chemical Corp.                                    2,800            68
    Schulman (A.), Inc.                                     10,100           223
    Sensient Technologies Corp.                             15,200           329
    Spartech Corp.                                           8,800           221
    Stepan Co.                                               1,800            43
    Symyx Technologies, Inc. *                               9,700           228
    Terra Industries, Inc. *                                13,000           113
    Valhi, Inc.                                              4,360            66
    Wellman, Inc.                                           11,900           101
--------------------------------------------------------------------------------
                                                                           9,823
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.2%
    Aaron Rents, Inc.                                       12,650           275
    ABM Industries, Inc.                                    12,148           245
    ACE Cash Express, Inc. *                                 3,300            86
    Administaff, Inc. *                                      6,900            81
    Advisory Board (The) Co. *                               6,000           202
    Albany Molecular Research, Inc. *                        7,400            71
    Alderwoods Group, Inc. *                                14,000           138
    AMN Healthcare Services, Inc. *                          4,300            51
    Arbitron, Inc. *                                        10,300           377
    Banta Corp.                                              8,150           324
    Bowne & Co., Inc.                                       11,900           155
    Bright Horizons Family Solutions, Inc. *                 4,600           250
    CDI Corp.                                                3,900            80
    Central Parking Corp.                                    6,350            84
    Century Business Services, Inc. *                       22,100            99
    Charles River Associates, Inc. *                         3,700           142
    Chemed Corp.                                             4,000           223
    Clark, Inc. *                                            5,600            76
    Coinstar, Inc. *                                         7,100           165
    Consolidated Graphics, Inc. *                            3,900           163
    Cornell Cos., Inc. *                                     5,000            62
    Corrections Corp. of America *                          11,710           414
    Corvel Corp. *                                           2,250            67
    CoStar Group, Inc. *                                     5,500           271
    Cross Country Healthcare, Inc. *                         8,100           126
    DiamondCluster International, Inc., Class A *            8,200           100
    Dollar Thrifty Automotive Group *                        8,200           199
    Electro Rent Corp. *                                     5,874            65
    Euronet Worldwide, Inc. *                                7,500           140

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 41 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER        VALUE
                                                          OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
COMMERCIAL SERVICES - 4.2% - (CONTINUED)
    Exponent, Inc. *                                         1,800       $    50
    Exult, Inc. *                                           17,800            94
    First Advantage Corp.                                    1,400            22
    First Health Group Corp. *                              30,600           492
    Forrester Research, Inc. *                               4,900            75
    FTI Consulting, Inc. *                                  13,825           261
    Gartner, Inc., Class A *                                22,700           265
    Geo Group, Inc. *                                        3,100            63
    Gevity HR, Inc.                                          7,900           121
    Greg Manning Auctions, Inc. *                            1,900            21
    Healthcare Services Group                                4,950            89
    Heidrick & Struggles International, Inc.*                5,600           161
    Hooper Holmes, Inc.                                     20,000            90
    Hudson Highland Group, Inc. *                            3,500           102
    Insurance Auto Auctions, Inc. *                          3,100            53
    Integrated Electrical Services, Inc. *                  11,900            57
    Interactive Data Corp. *                                11,800           222
    Intersections, Inc. *                                    2,700            40
    iPayment, Inc. *                                         3,500           141
    Kelly Services, Inc., Class A                            5,600           150
    Kforce, Inc. *                                           7,800            65
    Korn/Ferry International *                              10,500           191
    Labor Ready, Inc. *                                     14,000           196
    Landauer, Inc.                                           3,000           141
    Learning Tree International, Inc. *                      3,200            45
    LECG Corp. *                                             4,700            79
    Magellan Health Services, Inc. *                         9,000           329
    MAXIMUS, Inc. *                                          6,100           176
    McGrath Rentcorp                                         3,032           111
    Medical Staffing Network Holdings, Inc. *                3,800            23
    Memberworks, Inc. *                                      2,200            58
    Midas, Inc. *                                            5,000            81
    Monro Muffler, Inc. *                                    3,300            72
    MPS Group, Inc. *                                       34,900           293
    National Processing, Inc. *                              2,900            77
    Navigant Consulting, Inc. *                             15,300           336
    NCO Group, Inc. *                                        9,150           247
    Parexel International Corp. *                            9,300           182
    PDI, Inc. *                                              3,000            81
    Pre-Paid Legal Services, Inc. *                          3,500            90
    PRG-Schultz International, Inc. *                       15,350            88
    Princeton Review, Inc. *                                 5,600            42
    Quanta Services, Inc. *                                 24,400           148
    Rent-Way, Inc. *                                         9,787            67
    Resources Connection, Inc. *                             7,800           295
    Rewards Network, Inc. *                                  6,000            40
    Rollins, Inc.                                            6,800           165
    SFBC International, Inc. *                               4,150           109
    Sotheby's Holdings, Inc., Class A *                     15,300           240
    Source Interlink Cos., Inc. *                            7,000            68
    SOURCECORP, Inc. *                                       5,400           120
    Spherion Corp. *                                        20,730           162
    Startek, Inc.                                            4,000           125
    Stewart Enterprises, Inc., Class A *                    36,000           250
    Strayer Education, Inc.                                  4,900           564
    TeleTech Holdings, Inc. *                               12,600           119
    United Rentals, Inc. *                                  14,600           232
    Universal Technical Institute, Inc. *                    4,700           142
    Valassis Communications, Inc. *                         17,400           515
    Volt Information Sciences, Inc. *                        2,750            79
    Watson Wyatt & Co. Holdings                             10,800           284
--------------------------------------------------------------------------------
                                                                          14,027
--------------------------------------------------------------------------------
COMPUTERS - 3.1%
    ActivCard Corp. *                                       14,500            89
    Advanced Digital Information Corp. *                    21,700           189
    AGILYSYS, Inc.                                          10,287           178
    Ansoft Corp. *                                           2,400            38
    Anteon International Corp. *                             8,900           326
    BISYS Group (The), Inc. *                               40,400           590
    Brocade Communications Systems, Inc. *                  86,800           490
    CACI International, Inc., Class A *                      9,700           512
    Carreker Corp. *                                         7,300            56
    Catapult Communications Corp. *                          2,000            38
    CIBER, Inc. *                                           17,000           128
    Compucom Systems, Inc. *                                 8,500            39
    Covansys Corp. *                                         7,100            82
    Cray, Inc. *                                            28,900           102
    Cyberguard Corp. *                                       5,400            32
    Digimarc Corp. *                                         5,100            46
    DigitalNet Holdings, Inc. *                              2,300            70
    Dot Hill Systems Corp. *                                14,700           118
    Drexler Technology Corp. *                               3,500            32
    Echelon Corp. *                                         10,000            79
    Electronics for Imaging, Inc. *                         18,100           294

See Notes to the Financial Statements.

EQUITY FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER        VALUE
                                                          OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
COMPUTERS - 3.1% - (CONTINUED)
    Factset Research Systems, Inc.                           6,700       $   323
    Gateway, Inc. *                                         74,400           368
    Hutchinson Technology, Inc. *                            8,815           236
    iGate Corp. *                                            7,100            26
    Imation Corp.                                           11,800           420
    InFocus Corp. *                                         13,200           121
    Intergraph Corp. *                                      12,300           334
    InterVoice, Inc. *                                      12,700           137
    Iomega Corp. *                                          18,480            86
    Komag, Inc. *                                            9,200           128
    Kronos, Inc. *                                          10,418           461
    Lexar Media, Inc. *                                     23,700           199
    Magma Design Automation, Inc. *                          8,300           125
    Manhattan Associates, Inc. *                            10,000           244
    Maxwell Technologies, Inc.                               3,200            33
    McData Corp., Class A *                                 39,300           198
    Mentor Graphics Corp. *                                 23,000           252
    Mercury Computer Systems, Inc. *                         7,100           191
    Micros Systems, Inc. *                                   5,400           270
    Mobility Electronics, Inc. *                             9,000            74
    MTS Systems Corp.                                        7,400           157
    Netscout Systems, Inc. *                                 7,300            39
    Overland Storage, Inc. *                                 5,100            71
    PalmOne, Inc. *                                         14,051           428
    PEC Solutions, Inc. *                                    4,200            49
    Perot Systems Corp., Class A *                          25,200           405
    Quantum Corp. *                                         59,100           137
    Radisys Corp. *                                          6,600            92
    SI International, Inc. *                                 1,900            42
    Silicon Graphics, Inc. *                                87,600           125
    Silicon Storage Technology, Inc. *                      26,500           169
    SimpleTech, Inc. *                                       8,300            30
    SRA International, Inc., Class A *                       4,200           217
    Stratasys, Inc. *                                        3,050            96
    SYKES Enterprises, Inc. *                                8,400            39
    Synaptics, Inc. *                                        7,400           149
    Syntel, Inc.                                             2,200            36
    Talx Corp.                                               4,770           110
    Tier Technologies, Inc., Class B *                       6,000            58
    Transact Technologies, Inc. *                            3,100            80
    Tyler Technologies, Inc. *                              12,600           111
--------------------------------------------------------------------------------
                                                                          10,394
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.2%
    Chattem, Inc. *                                          5,900       $   190
    DEL Laboratories, Inc. *                                 1,649            55
    Elizabeth Arden, Inc. *                                  7,200           152
    Inter Parfums, Inc.                                      2,000            27
    Revlon, Inc., Class A *                                 51,200           129
--------------------------------------------------------------------------------
                                                                             553
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.8%
    Advanced Marketing Services, Inc.                        5,350            58
    Aviall, Inc. *                                           8,200           167
    Brightpoint, Inc. *                                      6,000           103
    Building Material Holding Corp.                          4,300           118
    Central European Distribution Corp. *                    4,300            96
    Handleman Co.                                            7,700           158
    LKQ Corp. *                                              4,400            80
    Navarre Corp. *                                          7,000           102
    Owens & Minor, Inc.                                     12,962           329
    Scansource, Inc. *                                       4,200           268
    SCP Pool Corp.                                          18,338           490
    United Stationers, Inc. *                               11,400           495
    Watsco, Inc.                                             7,250           218
    WESCO International, Inc. *                              5,700           138
--------------------------------------------------------------------------------
                                                                           2,820
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
    Accredited Home Lenders Holding Co. *                    5,500           212
    Advanta Corp., Class B                                   6,900           167
    Affiliated Managers Group, Inc. *                        8,050           431
    Asset Acceptance Capital Corp. *                         2,200            37
    Asta Funding, Inc.                                       2,600            42
    BKF Capital Group, Inc.                                  1,800            53
    Charter Municipal Mortgage Acceptance Co.               14,300           314
    Cityscape Financial Corp. *                              3,800             -
    CompuCredit Corp. *                                      5,800           108
    Credit Acceptance Corp. *                                4,000            76
    Education Lending Group, Inc. *                          4,600            68
    Encore Capital Group, Inc. *                             4,500            85
    eSPEED, Inc., Class A *                                  8,700            85
    Federal Agricultural Mortgage Corp., Class C *           3,100            69
    Financial Federal Corp. *                                6,000           225
    Gabelli Asset Management, Inc., Class A                  2,100            90
    Investment Technology Group, Inc. *                     14,300           219
    Knight Trading Group, Inc. *                            38,800           358

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 43 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                             NUMBER        VALUE
                                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.4% - (CONTINUED)
    LaBranche & Co., Inc.                                    17,700       $  150
    Metris Cos., Inc.                                        10,800          106
    National Financial Partners Corp.                        11,100          397
    Nelnet, Inc., Class A *                                   2,400           54
    New Century Financial Corp.                               9,500          572
    Piper Jaffray Cos. *                                      6,600          261
    Portfolio Recovery Associates, Inc. *                     4,500          132
    Sanders Morris Harris Group, Inc.                         3,800           46
    Stifel Financial Corp.                                    2,133           42
    SWS Group, Inc.                                           5,077           82
    World Acceptance Corp. *                                  5,700          132
--------------------------------------------------------------------------------
                                                                           4,613
--------------------------------------------------------------------------------
ELECTRIC - 1.6%
    Aquila, Inc. *                                           65,400          204
    Avista Corp.                                             16,700          302
    Black Hills Corp.                                        10,800          300
    Calpine Corp. *                                         148,400          430
    Central Vermont Public Service Corp.                      4,200           84
    CH Energy Group, Inc.                                     5,100          234
    Cleco Corp.                                              15,500          267
    CMS Energy Corp. *                                       54,700          521
    Duquesne Light Holdings, Inc.                            26,600          478
    El Paso Electric Co. *                                   15,900          256
    Empire District Electric (The) Co.                        8,000          164
    Idacorp, Inc.                                            12,800          372
    MGE Energy, Inc.                                          6,225          198
    Otter Tail Corp.                                          9,000          230
    PNM Resources, Inc.                                      19,800          446
    Sierra Pacific Resources *                               39,188          351
    UIL Holdings Corp.                                        4,500          221
    Unisource Energy Corp.                                   11,420          278
--------------------------------------------------------------------------------
                                                                           5,336
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
    Advanced Energy Industries, Inc. *                        7,500           70
    American Superconductor Corp. *                           8,200          102
    Artesyn Technologies, Inc. *                             12,291          123
    Belden CDT, Inc.                                         16,012          349
    C&D Technologies, Inc.                                    8,500          162
    Capstone Turbine Corp. *                                 29,900           46
    Cherokee International Corp. *                            2,700           23
    Encore Wire Corp. *                                       5,700           75
    Energy Conversion Devices, Inc. *                         7,300           97
    General Cable Corp. *                                    14,100          150
    GrafTech International Ltd. *                            32,500          453
    Intermagnetics General Corp. *                            8,793          203
    Littelfuse, Inc. *                                        7,400          255
    Magnetek, Inc. *                                          6,900           51
    Medis Technologies Ltd. *                                 4,096           46
    Powell Industries, Inc. *                                 2,300           39
    Power-One, Inc. *                                        21,300          138
    Rayovac Corp. *                                          11,300          298
    Ultralife Batteries, Inc. *                               4,900           50
    Universal Display Corp. *                                 6,400           54
    Valence Technology, Inc. *                               19,000           65
    Vicor Corp.                                               6,800           69
    Wilson Greatbatch Technologies, Inc. *                    7,100          127
--------------------------------------------------------------------------------
                                                                           3,045
--------------------------------------------------------------------------------
ELECTRONICS - 2.8%
    Analogic Corp.                                            4,100          171
    BEI Technologies, Inc.                                    4,000          110
    Bel Fuse, Inc., Class B                                   3,600          119
    Benchmark Electronics, Inc. *                            13,650          407
    Brady Corp., Class A                                      6,069          296
    California Micro Devices Corp. *                          7,400           57
    Checkpoint Systems, Inc. *                               12,200          190
    Coherent, Inc. *                                         10,100          262
    CTS Corp.                                                12,480          157
    Cubic Corp.                                               5,000          114
    CyberOptics Corp. *                                       2,600           40
    Cymer, Inc. *                                            12,100          347
    Daktronics, Inc. *                                        5,200          127
    DDi Corp. *                                               9,800           50
    Dionex Corp. *                                            6,500          356
    Electro Scientific Industries, Inc. *                     9,400          163
    Excel Technology, Inc. *                                  3,800           98
    Faro Technologies, Inc. *                                 3,800           77
    FEI Co. *                                                 8,400          166
    Identix, Inc. *                                          29,500          196
    II-VI, Inc. *                                             4,000          140
    Invision Technologies, Inc. *                             5,800          261
    Itron, Inc. *                                             7,400          129
    Keithley Instruments, Inc.                                4,300           75
    Kemet Corp. *                                            28,400          230
    LeCroy Corp. *                                            2,200           37

See Notes to the Financial Statements.

EQUITY FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER        VALUE
                                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
ELECTRONICS - 2.8% - (CONTINUED)
    Measurement Specialties, Inc. *                          3,300        $   82
    Merix Corp. *                                            6,000            62
    Methode Electronics, Inc.                               12,142           155
    Metrologic Instruments, Inc. *                           3,700            59
    Molecular Devices Corp. *                                4,200            99
    OSI Systems, Inc. *                                      4,400            71
    Park Electrochemical Corp.                               5,500           117
    Paxar Corp. *                                           11,520           261
    Photon Dynamics, Inc. *                                  5,600           114
    Planar Systems, Inc. *                                   5,400            61
    Plexus Corp. *                                          14,400           159
    RAE Systems, Inc. *                                     12,400            69
    Rofin-Sinar Technologies, Inc. *                         5,200           153
    Rogers Corp. *                                           5,600           238
    SBS Technologies, Inc. *                                 5,500            67
    Sonic Solutions *                                        6,000            98
    Spatialight, Inc. *                                      8,300            49
    Stoneridge, Inc. *                                       4,700            66
    Sypris Solutions, Inc.                                   1,900            26
    Taser International, Inc. *                              8,000           300
    Technitrol, Inc. *                                      13,300           259
    Thomas & Betts Corp. *                                  19,800           531
    Trimble Navigation Ltd. *                               16,950           536
    TTM Technologies, Inc. *                                13,600           121
    Varian, Inc. *                                          11,600           439
    Viisage Technology, Inc. *                               9,200            53
    Watts Industries, Inc., Class A                          7,600           204
    Woodhead Industries, Inc.                                3,500            48
    Woodward Governor Co.                                    3,200           216
    X-Rite, Inc.                                             7,100           103
    Zygo Corp. *                                             6,300            64
--------------------------------------------------------------------------------
                                                                           9,255
--------------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.3%
    Danielson Holdings Corp. *                              15,700            96
    FuelCell Energy, Inc. *                                 14,000           143
    Headwaters, Inc. *                                      11,300           349
    KFX, Inc. *                                             14,600           112
    Plug Power, Inc. *                                      17,271           111
    Syntroleum Corp. *                                      10,400            73
--------------------------------------------------------------------------------
                                                                             884
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.6%
    Dycom Industries, Inc. *                                16,200           460
    EMCOR Group, Inc. *                                      4,900           184
    Granite Construction, Inc.                              11,262           269
    Insituform Technologies, Inc., Class A *                 8,900           166
    Layne Christensen Co. *                                  2,700            41
    Perini Corp. *                                           2,800            40
    Shaw Group (The), Inc. *                                20,700           249
    URS Corp. *                                             10,500           280
    Washington Group International, Inc. *                   8,500           294
--------------------------------------------------------------------------------
                                                                           1,983
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.2%
    Alliance Gaming Corp. *                                 16,900           255
    AMC Entertainment, Inc. *                               10,600           203
    Argosy Gaming Co. *                                      8,600           337
    Bluegreen Corp. *                                        5,800            65
    Carmike Cinemas, Inc.                                    2,600            92
    Churchill Downs, Inc.                                    2,300            90
    Dover Downs Gaming & Entertainment, Inc.                 2,930            30
    Empire Resorts, Inc. *                                   3,200            24
    Gaylord Entertainment Co. *                             10,200           316
    Isle of Capri Casinos, Inc. *                            4,700            91
    Lakes Gaming, Inc. *                                     5,700            60
    Macrovision Corp. *                                     16,500           397
    Magna Entertainment Corp., Class A *                    12,600            69
    Nevada Gold & Casinos, Inc. *                            3,000            36
    Penn National Gaming, Inc. *                            10,700           432
    Pinnacle Entertainment, Inc. *                          11,600           160
    Scientific Games Corp., Class A *                       25,600           489
    Shuffle Master, Inc. *                                   7,700           288
    Six Flags, Inc. *                                       30,400           165
    Speedway Motorsports, Inc.                               4,700           157
    Steinway Musical Instruments *                           2,000            54
    Sunterra Corp. *                                         6,400            61
    Vail Resorts, Inc. *                                     6,900           125
--------------------------------------------------------------------------------
                                                                           3,996
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
    Calgon Carbon Corp.                                     12,000            87
    Casella Waste Systems, Inc., Class A *                   6,600            78
    Darling International, Inc. *                           22,300            96
    Duratek, Inc. *                                          3,000            53
    IMCO Recycling, Inc. *                                   4,900            56
    Ionics, Inc. *                                           6,100           165
    Metal Management, Inc. *                                 5,900           107

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 45 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER        VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 99.0% - CONTINUED
ENVIRONMENTAL CONTROL - 0.5% - (CONTINUED)
    Mine Safety Appliances Co.                               7,200        $  293
    Tetra Tech, Inc. *                                      18,891           239
    TRC Cos., Inc. *                                         3,550            67
    Waste Connections, Inc. *                               15,850           502
--------------------------------------------------------------------------------
                                                                           1,743
--------------------------------------------------------------------------------
FOOD - 1.2%
    American Italian Pasta Co., Class A                      5,400           141
    Arden Group, Inc., Class A                                 500            42
    Cal-Maine Foods, Inc.                                    5,000            55
    Chiquita Brands International, Inc. *                   13,300           232
    Corn Products International, Inc.                       12,200           562
    Flowers Foods, Inc.                                     11,750           304
    Great Atlantic & Pacific Tea Co. *                       5,800            35
    Hain Celestial Group, Inc. *                             8,600           152
    Ingles Markets, Inc., Class A                            3,000            36
    J & J Snack Foods Corp. *                                2,200            94
    Lance, Inc.                                              9,200           149
    M & F Worldwide Corp. *                                  3,600            47
    MGP Ingredients, Inc.                                    2,800            28
    Nash Finch Co.                                           4,100           129
    Pathmark Stores, Inc. *                                 10,800            52
    Performance Food Group Co. *                            15,500           367
    Provide Commerce, Inc. *                                 1,700            36
    Ralcorp Holdings, Inc. *                                 9,600           347
    Ruddick Corp.                                           10,500           206
    Sanderson Farms, Inc.                                    3,500           117
    Sanfilippo (John B.) & Son *                             2,100            55
    Seaboard Corp.                                             120            70
    United Natural Foods, Inc. *                            13,200           351
    Weis Markets, Inc.                                       4,000           136
    Wild Oats Markets, Inc. *                                9,550            83
    Winn-Dixie Stores, Inc.                                 26,800            83
--------------------------------------------------------------------------------
                                                                           3,909
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
    Buckeye Technologies, Inc. *                             9,400           105
    Caraustar Industries, Inc. *                            10,100           169
    Deltic Timber Corp.                                      3,400           135
    Glatfelter Co.                                           9,600           119
    Longview Fibre Co. *                                    17,200           262
    Pope & Talbot, Inc.                                      5,300            93
    Potlatch Corp.                                           9,900           464
    Rock-Tenn Co., Class A                                   9,140           144
    Schweitzer-Mauduit International, Inc.                   5,500           178
    Wausau-Mosinee Paper Corp.                              14,742           246
--------------------------------------------------------------------------------
                                                                           1,915
--------------------------------------------------------------------------------
GAS - 1.6%
    Atmos Energy Corp.                                      20,422           514
    Cascade Natural Gas Corp.                                4,100            87
    Energen Corp.                                           12,100           624
    EnergySouth, Inc.                                        2,250            61
    Laclede Group (The), Inc.                                6,700           196
    New Jersey Resources Corp.                               9,650           399
    NICOR, Inc.                                             14,500           532
    Northwest Natural Gas Co.                                9,050           287
    NUI Corp. *                                              6,200            83
    Peoples Energy Corp.                                    12,500           521
    Piedmont Natural Gas Co., Inc.                          12,700           558
    South Jersey Industries, Inc.                            4,413           211
    Southern Union Co. *                                    20,786           426
    Southwest Gas Corp.                                     11,100           266
    WGL Holdings, Inc.                                      16,300           461
--------------------------------------------------------------------------------
                                                                           5,226
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
    Baldor Electric Co.                                     10,853           257
    Franklin Electric Co., Inc.                              5,400           214
    Kennametal, Inc.                                        12,200           551
    Lincoln Electric Holdings, Inc.                         11,600           364
    Milacron, Inc.                                          10,900            34
    Regal-Beloit Corp.                                       7,800           188
--------------------------------------------------------------------------------
                                                                           1,608
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.6%
    Abaxis, Inc. *                                           6,400            83
    Abiomed, Inc. *                                          5,300            47
    Advanced Medical Optics, Inc. *                         11,800           467
    Advanced Neuromodulation Systems, Inc. *                 6,550           199
    Align Technology, Inc. *                                17,300           264
    American Medical Systems Holdings, Inc. *                8,500           308
    Animas Corp. *                                           1,800            29
    Arrow International, Inc.                                6,500           194
    Arthrocare Corp. *                                       7,200           211
    Aspect Medical Systems, Inc. *                           4,300            78
    Biolase Technology, Inc.                                 7,700            63
    Biosite, Inc. *                                          4,400           215
    BioVeris Corp. *                                         7,300            45

See Notes to the Financial Statements.

EQUITY FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER        VALUE
                                                          OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
HEALTHCARE - PRODUCTS - 3.6% - (CONTINUED)
    Bruker BioSciences Corp. *                               7,164       $    25
    Candela Corp. *                                          7,000            81
    Cardiac Science, Inc. *                                 24,700            47
    Cardiodynamics International Corp. *                    13,300            61
    Cepheid, Inc. *                                         14,700           127
    Closure Medical Corp. *                                  2,400            34
    Conceptus, Inc. *                                        9,200            85
    Conmed Corp. *                                           9,925           261
    CTI Molecular Imaging, Inc. *                           11,200            90
    Cyberonics, Inc. *                                       5,800           119
    Datascope Corp.                                          3,700           138
    Diagnostic Products Corp.                                7,700           315
    DJ Orthopedics, Inc. *                                   6,100           108
    Encore Medical Corp. *                                  11,100            55
    Endocardial Solutions, Inc. *                            7,900            91
    EPIX Medical, Inc. *                                     7,900           152
    Exactech, Inc. *                                         2,100            43
    Haemonetics Corp. of Massachusetts *                     6,300           207
    Hanger Orthopedic Group, Inc. *                          7,700            39
    Hologic, Inc. *                                          7,100           137
    ICU Medical, Inc. *                                      3,600            94
    Immucor, Inc. *                                         10,125           251
    Immunicon Corp. *                                        2,400            24
    Intuitive Surgical, Inc. *                              11,200           277
    Invacare Corp.                                           8,612           396
    Inverness Medical Innovations, Inc. *                    4,200            87
    Kensey Nash Corp. *                                      3,200            84
    Kyphon, Inc. *                                           7,800           193
    Laserscope *                                             6,000           122
    LCA-Vision, Inc.                                         3,400            88
    Lifeline Systems, Inc. *                                 3,400            83
    Luminex Corp. *                                          8,100            58
    Medical Action Industries, Inc. *                        3,100            52
    Mentor Corp.                                            14,600           492
    Merge Technologies, Inc. *                               3,900            67
    Merit Medical Systems, Inc. *                            8,267           125
    Microtek Medical Holdings, Inc. *                       12,700            40
    Microvision, Inc. *                                      7,100            42
    NuVasive, Inc. *                                         2,800            30
    Oakley, Inc.                                             7,400            88
    Ocular Sciences, Inc. *                                  6,500           312
    OraSure Technologies, Inc. *                            13,900            88
    Orthologic Corp. *                                      11,900            84
    Orthovita, Inc. *                                       14,400            64
    Palatin Technologies, Inc. *                            19,000            55
    Palomar Medical Technologies, Inc. *                     4,000            88
    PolyMedica Corp.                                         8,600           265
    Possis Medical, Inc. *                                   5,400            85
    PSS World Medical, Inc. *                               22,750           228
    Quidel Corp. *                                          12,100            55
    Sola International, Inc. *                              10,500           200
    Sonic Innovations, Inc. *                                6,700            31
    SonoSite, Inc. *                                         5,000           130
    Steris Corp. *                                          23,300           511
    SurModics, Inc. *                                        4,700           112
    Sybron Dental Specialties, Inc. *                       12,700           377
    Techne Corp. *                                          13,800           527
    Thermogenesis Corp. *                                   13,300            64
    Thoratec Corp. *                                        16,885           162
    TriPath Imaging, Inc. *                                  9,200            75
    Urologix, Inc. *                                         5,100            32
    Ventana Medical Systems, Inc. *                          4,600           232
    Viasys Healthcare, Inc. *                               10,000           167
    Visx, Inc. *                                            16,100           332
    Vital Signs, Inc.                                        2,100            67
    West Pharmaceutical Services, Inc.                       9,552           199
    Wright Medical Group, Inc. *                             8,700           218
    Young Innovations, Inc.                                  1,400            46
    Zila, Inc. *                                            14,100            58
    Zoll Medical Corp. *                                     3,200           107
--------------------------------------------------------------------------------
                                                                          12,082
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.1%
    Amedisys, Inc. *                                         3,600           108
    America Service Group, Inc. *                            2,600           107
    American Healthways, Inc. *                              9,700           282
    American Medical Security Group, Inc. *                  4,000           128
    AMERIGROUP Corp. *                                       8,200           461
    Amsurg Corp. *                                          10,100           214
    Apria Healthcare Group, Inc. *                          16,600           452
    Beverly Enterprises, Inc. *                             35,700           270
    Bio-Reference Labs, Inc. *                               2,800            39
    Centene Corp. *                                          6,800           290
    Genesis HealthCare Corp. *                               6,650           202
    Gentiva Health Services, Inc. *                          8,400           137

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 47 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 99.0% - CONTINUED
HEALTHCARE - SERVICES - 2.1% - (CONTINUED)
    Inveresk Research Group, Inc. *                          9,800        $  361
    Kindred Healthcare, Inc. *                               8,600           210
    LabOne, Inc. *                                           6,000           175
    LifePoint Hospitals, Inc. *                             12,800           384
    Matria Healthcare, Inc. *                                3,700           105
    Medcath Corp. *                                          2,200            35
    Molina Healthcare, Inc. *                                3,300           117
    National Healthcare Corp.                                2,300            66
    OCA, Inc. *                                             13,500            64
    Odyssey HealthCare, Inc. *                              12,375           220
    Option Care, Inc.                                        4,900            76
    Pediatrix Medical Group, Inc. *                          8,200           450
    Province Healthcare Co. *                               16,350           342
    Psychiatric Solutions, Inc. *                            3,600            91
    RehabCare Group, Inc. *                                  5,500           127
    Res-Care, Inc. *                                         6,200            73
    Select Medical Corp.                                    30,800           414
    Sierra Health Services *                                 7,700           369
    Specialty Laboratories *                                 2,500            26
    Sunrise Senior Living, Inc. *                            5,300           186
    Symbion, Inc. *                                          3,200            52
    United Surgical Partners International, Inc.*            9,400           323
    VistaCare, Inc., Class A *                               3,300            51
--------------------------------------------------------------------------------
                                                                           7,007
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
    Resource America, Inc., Class A                          5,400           127
    Walter Industries, Inc.                                  8,600           138
--------------------------------------------------------------------------------
                                                                             265
--------------------------------------------------------------------------------
HOME BUILDERS - 1.0%
    Beazer Homes USA, Inc.                                   4,550           486
    Brookfield Homes Corp.                                   5,000           132
    Champion Enterprises, Inc. *                            23,608           243
    Coachmen Industries, Inc.                                4,900            77
    Dominion Homes, Inc. *                                   1,600            38
    Fleetwood Enterprises, Inc. *                           17,900           272
    Levitt Corp. *                                           5,200           122
    M/I Homes, Inc.                                          3,900           166
    Meritage Corp. *                                         3,500           275
    Monaco Coach Corp.                                       8,800           191
    Orleans Homebuilders, Inc. *                             1,200            27
    Palm Harbor Homes, Inc. *                                3,512            59
    Skyline Corp.                                            2,100            84
    Technical Olympic USA, Inc.                              2,600            73
    Thor Industries, Inc.                                   11,996           318
    WCI Communities, Inc. *                                 11,300           263
    William Lyon Homes, Inc. *                               1,400           124
    Winnebago Industries, Inc.                               8,600           298
--------------------------------------------------------------------------------
                                                                           3,248
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.6%
    American Woodmark Corp.                                  3,800           141
    Applica, Inc.                                            6,853            28
    Bassett Furniture Industries, Inc.                       3,500            66
    Digital Theater Systems, Inc. *                          5,800           106
    Ethan Allen Interiors, Inc.                             10,900           379
    Furniture Brands International, Inc.                    17,300           434
    Hooker Furniture Corp.                                   2,700            75
    Kimball International, Inc., Class B                     7,800           108
    La-Z-Boy, Inc.                                          17,700           269
    Stanley Furniture Co., Inc.                              2,100            92
    Tempur-Pedic International, Inc. *                       6,300            94
    TiVo, Inc. *                                            15,400           102
    Universal Electronics, Inc. *                            4,900            82
--------------------------------------------------------------------------------
                                                                           1,976
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
    American Greetings Corp., Class A                       21,100           530
    Blyth, Inc.                                              9,700           300
    Central Garden and Pet Co. *                             5,700           174
    CSS Industries, Inc.                                     2,000            62
    Ennis Business Forms, Inc.                               5,700           122
    Harland (John H.) Co.                                    9,600           301
    Jarden Corp. *                                           9,000           328
    Playtex Products, Inc. *                                12,500            79
    Russ Berrie & Co., Inc.                                  2,500            50
    Standard Register (The) Co.                              4,100            43
    Tupperware Corp.                                        16,900           287
    Water Pik Technologies, Inc. *                           2,700            40
    WD-40 Co.                                                6,070           174
    Yankee Candle Co., Inc. *                               16,600           481
--------------------------------------------------------------------------------
                                                                           2,971
--------------------------------------------------------------------------------
HOUSEWARES - 0.2%
    Libbey, Inc.                                             4,400            83
    Lifetime Hoan Corp.                                      2,700            40
    National Presto Industries, Inc.                         1,700            71

See Notes to the Financial Statements.

EQUITY FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 99.0% - CONTINUED
HOUSEWARES - 0.2% - (CONTINUED)
  TORO CO.                                                   8,100        $  553
--------------------------------------------------------------------------------
                                                                             747
--------------------------------------------------------------------------------
INSURANCE - 2.4%
    21st Century Insurance Group                             8,200           110
    Alfa Corp.                                              12,100           169
    American Equity Investment Life Holding Co. *            7,500            71
    American Physicians Capital, Inc. *                      3,200            98
    AmerUs Group Co.                                        13,200           541
    Argonaut Group, Inc. *                                   8,100           151
    Baldwin & Lyons, Inc., Class B                           2,650            67
    Bristol West Holdings, Inc.                              5,600            96
    Ceres Group, Inc. *                                      8,700            47
    Citizens, Inc. *                                        10,585            63
    CNA Surety Corp. *                                       5,600            59
    Commerce Group, Inc.                                     8,000           387
    Delphi Financial Group, Inc., Class A                    8,178           329
    Direct General Corp.                                     5,700           165
    Donegal Group, Inc., Class A                             1,600            31
    Enstar Group, Inc. *                                     1,100            55
    FBL Financial Group, Inc., Class A                       4,100           107
    First Acceptance Corp. *                                 5,700            41
    FPIC Insurance Group, Inc. *                             2,900            75
    Great American Financial Resources, Inc.                 2,360            36
    Harleysville Group, Inc.                                 5,000           103
    Hilb, Rogal & Hamilton Co.                              10,400           377
    Horace Mann Educators Corp.                             13,900           244
    Independence Holding Co.                                 1,980            35
    Infinity Property & Casualty Corp.                       6,900           204
    Kansas City Life Insurance Co.                           1,300            55
    Landamerica Financial Group, Inc.                        6,200           282
    Midland (The) Co.                                        2,700            74
    National Western Life Insurance Co., Class A*              800           130
    Navigators Group, Inc. *                                 2,600            76
    Ohio Casualty Corp. *                                   20,500           429
    Penn-America Group, Inc.                                 3,200            44
    Philadelphia Consolidated Holding Co. *                  6,100           336
    Phoenix Companies, Inc.                                 31,300           326
    PMA Capital Corp., Class A *                             9,600            73
    Presidential Life Corp.                                  6,800           117
    ProAssurance Corp. *                                     8,546           299
    RLI Corp.                                                7,226           271
    Safety Insurance Group, Inc.                             3,300            73
    Selective Insurance Group, Inc.                          9,300           346
    State Auto Financial Corp.                               4,600           133
    Stewart Information Services Corp.                       5,500           217
    Triad Guaranty, Inc. *                                   3,000           166
    UICI                                                    12,600           413
    United Fire & Casualty Co.                               2,600           149
    Universal American Financial Corp. *                     8,700           113
    USI Holdings Corp. *                                    11,100           152
    Vesta Insurance Group, Inc.                             13,100            59
    Zenith National Insurance Corp.                          3,500           148
--------------------------------------------------------------------------------
                                                                           8,142
--------------------------------------------------------------------------------
INTERNET - 3.2%
    1-800 Contacts, Inc. *                                   1,900            29
    1-800-FLOWERS.COM, Inc., Class A *                       8,200            68
    24/7 Real Media, Inc. *                                  7,700            29
    @Road, Inc. *                                           12,000            51
    Agile Software Corp. *                                  18,000           143
    Alloy, Inc. *                                           11,800            45
    Answerthink, Inc. *                                     14,300            77
    Aquantive, Inc. *                                       15,900           153
    Ariba, Inc. *                                           20,054           187
    AsiaInfo Holdings, Inc. *                               12,500            61
    Autobytel.com, Inc. *                                   14,700           132
    Blue Coat Systems, Inc. *                                3,200            46
    Blue Nile, Inc. *                                        1,400            47
    Chordiant Software, Inc. *                              26,100            76
    CMGI, Inc. *                                           123,400           149
    CNET Networks, Inc. *                                   42,900           393
    Corillian Corp. *                                       11,900            55
    CyberSource Corp. *                                     10,100            49
    Digital Insight Corp. *                                 11,700           159
    Digital River, Inc. *                                   10,500           313
    Digitas, Inc. *                                         18,100           140
    DoubleClick, Inc. *                                     38,100           225
    Drugstore.com, Inc. *                                   16,100            55
    E.piphany, Inc. *                                       24,000            97
    Earthlink, Inc. *                                       46,200           476
    eCollege.com, Inc. *                                     5,800            56
    Entrust, Inc. *                                         19,200            49
    Equinix, Inc. *                                          3,300           102
    eResearch Technology, Inc. *                            14,775           197
    F5 Networks, Inc. *                                     11,400           347

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 49 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
INTERNET - 3.2% - (CONTINUED)
    FindWhat.com *                                           8,400      $   157
    GSI Commerce, Inc. *                                     5,900           52
    Harris Interactive, Inc. *                              17,400          115
    Homestore, Inc. *                                       36,400           84
    Infospace, Inc. *                                       10,700          507
    Internet Capital Group, Inc. *                          13,400           87
    Internet Security Systems, Inc. *                       13,400          228
    Interwoven, Inc., *                                     13,900          101
    Ipass, Inc. *                                           15,700           94
    iVillage, Inc. *                                         9,900           59
    j2 Global Communications, Inc. *                         6,200          196
    Jupitermedia Corp. *                                     5,400           96
    Keynote Systems, Inc. *                                  5,500           78
    Kintera, Inc. *                                          2,400           23
    Lionbridge Technologies *                               16,400          141
    LookSmart Ltd. *                                        32,500           48
    Matrixone, Inc. *                                       17,000           86
    Neoforma, Inc. *                                         2,800           26
    Net2Phone, Inc. *                                       13,400           43
    NetBank, Inc.                                           16,400          164
    Netegrity, Inc. *                                       11,450           86
    Netratings, Inc. *                                       3,600           64
    NIC, Inc. *                                             11,000           59
    Openwave Systems, Inc. *                                21,233          187
    Opsware, Inc. *                                         17,200           97
    Overstock.com, Inc. *                                    3,600          132
    PC-Tel, Inc. *                                           7,100           59
    Portal Software, Inc. *                                 11,620           32
    Priceline.com, Inc. *                                    7,866          174
    Procurenet, Inc. *                                       7,500            -
    ProQuest Co. *                                           8,000          206
    RealNetworks, Inc. *                                    38,300          178
    Redback Networks, Inc. *                                10,941           57
    RSA Security, Inc. *                                    20,700          400
    S1 Corp. *                                              24,600          196
    Safeguard Scientifics, Inc. *                           42,200           79
    Sapient Corp. *                                         26,600          203
    Secure Computing Corp. *                                11,900           90
    Seebeyond Technology Corp. *                            17,300           53
    Sohu.com, Inc. *                                         7,600          126
    SonicWALL, Inc. *                                       20,200          137
    Stamps.com, Inc. *                                       5,650           75
    Stellent, Inc. *                                         7,300           56
    SupportSoft, Inc. *                                     12,100          118
    Travelzoo, Inc. *                                          500           26
    TriZetto Group, Inc. *                                  10,900           64
    Tumbleweed Communications Corp. *                       17,500           44
    United Online, Inc. *                                   17,500          168
    Valueclick, Inc. *                                      26,400          249
    Verity, Inc. *                                           9,300          120
    Verso Technologies, Inc. *                              46,300           44
    Vignette Corp. *                                        79,000          105
    WatchGuard Technologies, Inc. *                         11,800           55
    WebEx Communications, Inc. *                            10,000          218
    webMethods, Inc. *                                      15,500           82
    Websense, Inc. *                                         7,700          321
    Zix Corp.                                                7,600           35
-------------------------------------------------------------------------------
                                                                         10,786
-------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.2%
    Apollo Investment Corp. *                               20,800          294
    Capital Southwest Corp.                                    800           61
    Harris & Harris Group, Inc.                              4,800           50
    MCG Capital Corp.                                       10,900          189
-------------------------------------------------------------------------------
                                                                            594
-------------------------------------------------------------------------------
IRON/STEEL - 1.0%
    AK Steel Holding Corp. *                                36,700          299
    Allegheny Technologies, Inc.                            31,900          582
    Carpenter Technology Corp.                               7,600          363
    Cleveland-Cliffs, Inc. *                                 3,600          291
    Gibraltar Steel Corp.                                    5,600          203
    Oregon Steel Mills, Inc. *                               9,100          151
    Reliance Steel & Aluminum Co.                            9,450          375
    Ryerson Tull, Inc.                                       7,932          136
    Schnitzer Steel Industries, Inc., Class A                6,600          214
    Steel Dynamics, Inc.                                    12,600          487
    Steel Technologies, Inc.                                 3,600           92
    Wheeling-Pittsburgh Corp. *                              2,300           72
-------------------------------------------------------------------------------
                                                                          3,265
-------------------------------------------------------------------------------
LEISURE TIME - 0.5%
    Ambassadors Group, Inc.                                  2,500           67
    Arctic Cat, Inc.                                         4,925          128
    Callaway Golf Co.                                       22,500          238
    Escalade, Inc. *                                         3,000           42
    K2, Inc. *                                              13,500          193

See Notes to the Financial Statements.

EQUITY FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
LEISURE TIME - 0.5% - (CONTINUED)
   Marine Products Corp.                                     3,000      $   54
   Multimedia Games, Inc. *                                  8,000         124
   Nautilus Group, Inc.                                      9,337         211
   Navigant International, Inc. *                            5,000          82
   Orbitz, Inc., Class A *                                   4,100         111
   Pegasus Solutions, Inc. *                                 8,300          99
   WMS Industries, Inc. *                                    6,400         164
------------------------------------------------------------------------------
                                                                         1,513
------------------------------------------------------------------------------
LODGING - 0.5%
   Ameristar Casinos, Inc.                                   3,800         115
   Aztar Corp. *                                            11,300         300
   Boca Resorts, Inc., Class A *                             7,700         143
   Boyd Gaming Corp.                                        15,200         428
   La Quinta Corp. *                                        62,800         490
   Marcus Corp.                                              6,725         131
   MTR Gaming Group, Inc. *                                  8,500          79
   Prime Hospitality Corp. *                                12,100         147
------------------------------------------------------------------------------
                                                                         1,833
------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.5%
   Astec Industries, Inc. *                                  4,800          92
   JLG Industries, Inc.                                     14,700         247
   Joy Global, Inc.                                         17,000         584
   Terex Corp. *                                            16,500         716
------------------------------------------------------------------------------
                                                                         1,639
------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
   Albany International Corp., Class A                       8,667         258
   Applied Industrial Technologies, Inc.                     6,035         216
   Cascade Corp.                                             3,800         105
   Cognex Corp.                                             13,300         348
   Flowserve Corp. *                                        18,100         438
   Gardner Denver, Inc. *                                    7,050         194
   Global Power Equipment Group, Inc. *                     10,600          79
   Gorman-Rupp (The) Co.                                     3,250          66
   IDEX Corp.                                               16,712         568
   Intevac, Inc. *                                           4,700          30
   Kadant, Inc. *                                            4,320          79
   Lindsay Manufacturing Co.                                 4,255         114
   Manitowoc Co. (The), Inc.                                 8,950         317
   Middleby Corp. *                                          1,600          84
   NACCO Industries, Inc., Class A                           1,500         129
   Nordson Corp.                                             9,200         316
   Presstek, Inc. *                                          8,900          86
   Robbins & Myers, Inc.                                     4,000          88
   Sauer-Danfoss, Inc.                                       3,500          60
   Stewart & Stevenson Services, Inc.                       10,200         180
   Tecumseh Products Co., Class A                            5,700         239
   Tennant Co.                                               2,800         114
   Thomas Industries, Inc.                                   4,623         145
   UNOVA, Inc. *                                            16,000         225
   Wabtec Corp.                                             13,274         248
------------------------------------------------------------------------------
                                                                         4,726
------------------------------------------------------------------------------
MEDIA - 1.4%
   4Kids Entertainment, Inc. *                               4,600          93
   Charter Communications, Inc., Class A *                  91,000         242
   Courier Corp.                                             1,950          81
   Crown Media Holdings, Inc., Class A *                     4,000          34
   Cumulus Media, Inc., Class A *                           16,676         240
   Emmis Communications Corp., Class A *                    16,500         298
   Entravision Communications Corp., Class A *              17,000         129
   Fisher Communications, Inc. *                             2,000          96
   Gray Television, Inc.                                    14,300         170
   Hollinger International, Inc.                            19,400         336
   Information Holdings, Inc. *                              3,900         106
   Insight Communications Co., Inc., Class A *              15,600         137
   Journal Communications, Inc., Class A                     6,700         118
   Journal Register Co. *                                   14,700         278
   Liberty Corp.                                             5,200         207
   Lin TV Corp., Class A *                                   9,100         177
   Lodgenet Entertainment Corp. *                            3,800          50
   Martha Stewart Living Omnimedia, Inc., Class A *          3,900          61
   Mediacom Communications Corp. *                          23,100         151
   Nexstar Broadcasting Group, Inc. *                        3,800          32
   Paxson Communications Corp. *                            15,800          21
   Playboy Enterprises, Inc., Class B *                      5,900          59
   Primedia, Inc. *                                         45,200         106
   Pulitzer, Inc.                                            2,600         129
   Readers Digest Association (The), Inc.                   33,500         489
   Regent Communications, Inc. *                            12,500          71
   Saga Communications, Inc., Class A *                      4,881          83
   Salem Communications Corp., Class A *                     3,400          86
   Scholastic Corp. *                                       10,100         312
   Sinclair Broadcast Group, Inc., Class A                  15,800         115
   Spanish Broadcasting System, Inc., Class A *             13,400         132
   Thomas Nelson, Inc.                                       3,600          70

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 51 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
MEDIA - 1.4% - (CONTINUED)
   Value Line, Inc.                                            500      $   19
   World Wrestling Entertainment, Inc.                       5,100          62
   Young Broadcasting, Inc., Class A *                       5,800          63
------------------------------------------------------------------------------
                                                                         4,853
------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.6%
   CIRCOR International, Inc.                                4,600          90
   Commercial Metals Co.                                     9,620         382
   Kaydon Corp.                                              9,400         270
   Lawson Products, Inc.                                     1,700          70
   Metals USA, Inc. *                                        6,800         121
   Mueller Industries, Inc.                                 11,700         502
   NN, Inc.                                                  4,500          52
   NS Group, Inc. *                                          6,200         115
   Penn Engineering & Manufacturing Corp.                    3,600          67
   Quanex Corp.                                              5,400         277
   Valmont Industries, Inc.                                  5,100         106
------------------------------------------------------------------------------
                                                                         2,052
------------------------------------------------------------------------------
MINING - 0.6%
   Amcol International Corp.                                 6,814         130
   Brush Engineered Materials, Inc. *                        6,100         126
   Century Aluminum Co. *                                    6,000         167
   Coeur D'alene Mines Corp. *                              72,400         343
   Compass Minerals International, Inc.                      5,500         122
   Hecla Mining Co. *                                       39,900         297
   Royal Gold, Inc.                                          5,500          94
   RTI International Metals, Inc. *                          6,700         130
   Stillwater Mining Co. *                                  13,250         205
   Titanium Metals Corp. *                                   2,200          52
   USEC, Inc.                                               28,000         290
------------------------------------------------------------------------------
                                                                         1,956
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A *                                  7,900         326
   Acuity Brands, Inc.                                      14,300         340
   Ameron International Corp.                                2,500          82
   Applied Films Corp. *                                     4,900          88
   Aptargroup, Inc.                                         12,200         536
   Barnes Group, Inc.                                        4,532         124
   Ceradyne, Inc. *                                          5,300         233
   Clarcor, Inc.                                             8,312         396
   Cuno, Inc. *                                              5,750         332
   EnPro Industries, Inc. *                                  6,900         167
   ESCO Technologies, Inc. *                                 4,200         285
   Federal Signal Corp.                                     15,800         294
   Flanders Corp. *                                          5,100          44
   Griffon Corp. *                                           7,763         164
   Hexcel Corp. *                                            7,507         104
   Jacuzzi Brands, Inc. *                                   25,200         234
   Lancaster Colony Corp.                                    9,000         379
   Matthews International Corp., Class A                    10,600         359
   Myers Industries, Inc.                                    7,406          81
   Quixote Corp.                                             2,200          42
   Raven Industries, Inc.                                    2,400         107
   Smith (A.O.) Corp.                                        5,400         131
   Standex International Corp.                               3,900          96
   Sturm Ruger & Co., Inc.                                   7,500          68
   Tredegar Corp.                                            9,650         176
   Trinity Industries, Inc.                                 12,200         380
------------------------------------------------------------------------------
                                                                         5,568
------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
   Interface, Inc., Class A *                               15,400         124
------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
   General Binding Corp. *                                   2,100          30
   Global Imaging System, Inc. *                             7,700         239
   Imagistics International, Inc. *                          5,600         188
------------------------------------------------------------------------------
                                                                           457
------------------------------------------------------------------------------
OIL & GAS - 3.5%
   Atwood Oceanics, Inc. *                                   3,900         185
   Berry Petroleum Co., Class A                              5,800         213
   Brigham Exploration Co. *                                 8,300          78
   Cabot Oil & Gas Corp.                                    10,900         489
   Callon Petroleum Co. *                                    4,600          58
   Cheniere Energy, Inc. *                                   6,700         132
   Cimarex Energy Co. *                                     13,800         482
   Clayton Williams Energy, Inc. *                           1,700          36
   Comstock Resources, Inc. *                               11,300         236
   Delta Petroleum Corp. *                                   6,900          90
   Denbury Resources, Inc. *                                18,300         465
   Edge Petroleum Corp. of Delaware *                        4,600          74
   Encore Acquisition Co. *                                  7,900         273
   Energy Partners Ltd. *                                    8,800         143
   Forest Oil Corp. *                                       16,600         500
   Frontier Oil Corp.                                        9,400         222
   FX Energy, Inc. *                                         9,400          85
   Giant Industries, Inc. *                                  3,600          88

See Notes to the Financial Statements.

EQUITY FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
OIL & GAS - 3.5% - (CONTINUED)
   Grey Wolf, Inc. *                                        60,400      $   295
   Harvest Natural Resources, Inc. *                        12,400          206
   Helmerich & Payne, Inc.                                  16,400          471
   Holly Corp.                                               7,200          184
   Houston Exploration Co. *                                 4,200          249
   KCS Energy, Inc. *                                       15,900          221
   Magnum Hunter Resources, Inc. *                          28,400          328
   McMoRan Exploration Co. *                                 5,000           65
   Meridian Resource Corp. *                                17,512          155
   Mission Resources Corp. *                                14,400           91
   Parker Drilling Co. *                                    30,700          113
   Penn Virginia Corp.                                       6,200          245
   Petroleum Development Corp. *                             5,400          237
   Plains Exploration & Production Co. *                    25,703          613
   Quicksilver Resources, Inc. *                             9,900          323
   Range Resources Corp.                                    22,600          395
   Remington Oil & Gas Corp. *                               7,400          194
   Southwestern Energy Co. *                                12,100          508
   Spinnaker Exploration Co. *                               8,300          291
   St. Mary Land & Exploration Co.                           9,500          378
   Stone Energy Corp. *                                      7,576          332
   Swift Energy Co. *                                        8,990          215
   Tesoro Petroleum Corp. *                                 21,900          647
   Todco *                                                   4,800           83
   Unit Corp. *                                             12,300          432
   Vintage Petroleum, Inc.                                  17,500          351
   Whiting Petroleum Corp. *                                 6,400          195
-------------------------------------------------------------------------------
                                                                         11,666
-------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.6%
   Cal Dive International, Inc. *                           13,100          467
   CARBO Ceramics, Inc.                                      4,300          310
   Dril-Quip, Inc. *                                         2,200           49
   Global Industries Ltd. *                                 25,900          160
   Gulf Island Fabrication, Inc.                             3,100           69
   Hanover Compressor Co. *                                 25,400          342
   Hydril Co. *                                              5,700          245
   Input/Output, Inc. *                                     21,000          217
   Key Energy Services, Inc. *                              43,500          481
   Lone Star Technologies, Inc. *                            9,700          367
   Lufkin Industries, Inc.                                   2,000           74
   Matrix Service Co. *                                      6,200           32
   Maverick Tube Corp. *                                    14,000          431
   Newpark Resources, Inc. *                                26,880          161
   Oceaneering International, Inc. *                         8,200          302
   Oil States International, Inc. *                          9,000          168
   RPC, Inc.                                                 3,394           61
   Seacor Holdings, Inc. *                                   6,000          280
   Superior Energy Services, Inc. *                         19,200          248
   Tetra Technologies, Inc. *                                7,900          245
   Universal Compression Holdings, Inc. *                    6,000          204
   Veritas DGC, Inc. *                                      11,500          262
   W-H Energy Services, Inc. *                               8,700          181
-------------------------------------------------------------------------------
                                                                          5,356
-------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
   Anchor Glass Container Corp.                              3,000           25
   Chesapeake Corp.                                          6,100          146
   Crown Holdings, Inc. *                                   55,200          569
   Graphic Packaging Corp. *                                21,500          139
   Greif Brothers Corp., Class A                             4,300          181
   Silgan Holdings, Inc.                                     3,900          181
-------------------------------------------------------------------------------
                                                                          1,241
-------------------------------------------------------------------------------
PHARMACEUTICALS - 3.7%
   Abgenix, Inc. *                                          26,900          265
   Able Laboratories, Inc. *                                 6,000          115
   Accelrys, Inc. *                                          9,100           59
   Adolor Corp. *                                           13,000          146
   Alkermes, Inc. *                                         30,200          349
   Alpharma, Inc., Class A                                  12,750          233
   Antigenics, Inc. *                                        8,900           54
   Array Biopharma, Inc. *                                   8,600           60
   Atherogenics, Inc. *                                     12,700          418
   Atrix Labs, Inc. *                                        7,400          227
   Bentley Pharmaceuticals, Inc. *                           4,500           48
   Bioenvision, Inc. *                                       6,600           53
   BioMarin Pharmaceuticals, Inc. *                         22,300          116
   Bone Care International, Inc. *                           5,400          131
   Bradley Pharmaceuticals, Inc. *                           4,500           92
   Cell Therapeutics, Inc. *                                18,000          124
   Connetics Corp. *                                        10,600          286
   Corixa Corp. *                                           20,205           84
   Cubist Pharmaceuticals, Inc. *                           13,800          136
   CV Therapeutics, Inc. *                                  10,500          131
   Cypress Bioscience, Inc. *                               10,400          121
   Dendreon Corp. *                                         19,300          162

See Notes to the Financial Statements.

                               NORTHERN FUNDS SEMIANNUAL REPORT 53 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
PHARMACEUTICALS - 3.7% - (CONTINUED)
   Depomed, Inc. *                                           8,000      $    42
   Discovery Laboratories, Inc. *                           16,600          111
   Dov Pharmaceutical, Inc. *                                5,100           87
   Durect Corp. *                                           11,200           16
   Dusa Pharmaceuticals, Inc. *                              5,200           60
   Dyax Corp. *                                              9,200           70
   First Horizon Pharmaceutical Corp. *                      8,800          176
   Genta, Inc. *                                            20,800           56
   Guilford Pharmaceuticals, Inc. *                         15,400           77
   HealthExtras, Inc. *                                      5,800           81
   Hollis-Eden Pharmaceutical *                              5,100           55
   I-Flow Corp. *                                            6,100           88
   Ilex Oncology, Inc. *                                    13,200          332
   Impax Laboratories, Inc. *                               16,400          252
   Indevus Pharmaceuticals, Inc. *                          14,400          102
   Inkine Pharmaceutical Co. *                              17,100           87
   Inspire Pharmaceuticals, Inc. *                          12,500          197
   Isis Pharmaceuticals, Inc. *                             18,100           89
   Isolagen, Inc. *                                          8,000           76
   Ista Pharmaceuticals, Inc.                                2,900           35
   Kos Pharmaceuticals, Inc. *                               3,900          139
   KV Pharmaceutical Co., Class A *                         12,000          215
   Lannett Co., Inc. *                                       2,050           20
   Ligand Pharmaceuticals, Inc., Class B *                  24,751          248
   Mannatech, Inc. *                                         4,400           62
   Medarex, Inc. *                                          26,900          199
   Medicines Co. *                                          16,000          386
   Nabi Biopharmaceuticals *                                19,400          260
   Natures Sunshine Products, Inc.                           3,200           49
   NeighborCare, Inc. *                                     12,700          322
   NeoPharm, Inc. *                                          6,010           51
   Neurogen Corp. *                                          7,300           47
   NitroMed, Inc. *                                          3,300           79
   Noven Pharmaceuticals, Inc. *                             8,200          171
   NPS Pharmaceuticals, Inc. *                              12,400          270
   Nutraceutical International Corp. *                       2,800           39
   Nuvelo, Inc. *                                           10,133          100
   Onyx Pharmaceuticals, Inc. *                             11,600          499
   Pain Therapeutics, Inc. *                                 9,500           68
   Par Pharmaceutical Cos., Inc. *                          11,500          413
   Penwest Pharmaceuticals Co. *                             5,800           66
   Perrigo Co.                                              21,100          434
   PetMed Express, Inc. *                                    3,600           17
   Pharmacyclics, Inc. *                                     7,100           73
   Pharmion Corp. *                                          4,900          253
   Pharmos Corp. *                                          30,500           88
   Pozen, Inc. *                                             8,500           74
   Priority Healthcare Corp., Class B *                      9,600          193
   Progenics Pharmaceuticals, Inc. *                         3,500           51
   Rigel Pharmaceuticals, Inc. *                             3,400           86
   Salix Pharmaceuticals Ltd. *                             12,000          258
   Santarus, Inc. *                                          2,500           23
   Sciclone Pharmaceuticals, Inc. *                         15,600           56
   Star Scientific, Inc. *                                   9,500           56
   Tanox, Inc. *                                             8,100          137
   Trimeris, Inc. *                                          5,600           84
   United Therapeutics Corp. *                               6,400          224
   USANA Health Sciences, Inc. *                             3,500          122
   Valeant Pharmaceuticals International                    28,100          678
   Vicuron Pharmaceuticals, Inc. *                          15,700          230
   Vion Pharmaceuticals, Inc. *                             19,500           82
   Zymogenetics, Inc. *                                      6,200          108
-------------------------------------------------------------------------------
                                                                         12,529
-------------------------------------------------------------------------------
PIPELINES - 0.0%
   TransMontaigne, Inc. *                                    6,200           36
-------------------------------------------------------------------------------
REAL ESTATE - 0.3%
   Avatar Holdings, Inc. *                                   1,800           76
   Consolidated-Tomoka Land Co.                              2,000           70
   Jones Lang LaSalle, Inc. *                               10,500          347
   LNR Property Corp.                                        5,700          353
   Reading International, Inc., Class A *                    4,900           39
   Tarragon Realty Investors, Inc. *                         2,375           31
   Trammell Crow Co. *                                      10,900          171
-------------------------------------------------------------------------------
                                                                          1,087
-------------------------------------------------------------------------------
REITS - 6.5%
   Acadia Realty Trust                                       7,300          108
   Affordable Residential Communities                        8,800          128
   Alexander's, Inc. *                                         700          139
   Alexandria Real Estate Equities, Inc.                     6,500          427
   American Financial Realty Trust                          36,700          518
   American Home Mortgage Investment Corp.                  11,305          316
   AMLI Residential Properties Trust                         8,100          247
   Anthracite Capital, Inc.                                 17,700          197
   Anworth Mortgage Asset Corp.                             14,500          165

See Notes to the Financial Statements.

EQUITY FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
REITS - 6.5% - (CONTINUED)
   Arbor Realty Trust, Inc.                                  1,700      $    38
   Ashford Hospitality Trust, Inc.                           8,100           76
   Bedford Property Investors, Inc.                          4,600          140
   Brandywine Realty Trust                                  13,300          379
   Capital Automotive                                       11,000          344
   Capital Lease Funding, Inc.                               6,600           73
   Capital Trust, Class A                                    2,800           81
   Capstead Mortgage Corp.                                   6,250           78
   CarrAmerica Realty Corp.                                 18,200          595
   Cedar Shopping Centers, Inc.                              6,200           86
   Colonial Properties Trust                                 6,900          278
   Commercial Net Lease Realty                              16,600          302
   Cornerstone Realty Income Trust, Inc.                    17,900          175
   Corporate Office Properties Trust                        11,300          290
   Correctional Properties Trust                             3,600           98
   Cousins Properties, Inc.                                 12,300          422
   CRT Properties, Inc.                                      9,700          208
   EastGroup Properties, Inc.                                6,700          222
   Entertainment Properties Trust                            8,300          314
   Equity Inns, Inc.                                        14,300          141
   Equity One, Inc.                                         12,000          235
   Essex Property Trust, Inc.                                7,700          553
   FelCor Lodging Trust, Inc. *                             16,500          187
   First Industrial Realty Trust, Inc.                      13,800          509
   Gables Residential Trust                                  9,800          335
   Getty Realty Corp.                                        5,500          144
   Glenborough Realty Trust, Inc.                            9,900          206
   Glimcher Realty Trust                                    12,700          309
   Government Properties Trust, Inc.                         7,200           68
   Healthcare Realty Trust, Inc.                            15,700          613
   Heritage Property Investment Trust                        8,700          254
   Highland Hospitality Corp.                               12,800          146
   Highwoods Properties, Inc.                               18,000          443
   Home Properties of New York, Inc.                        10,700          423
   IMPAC Mortgage Holdings, Inc.                            22,200          584
   Innkeepers USA Trust                                     10,900          136
   Investors Real Estate Trust                              12,600          126
   Kilroy Realty Corp.                                       9,900          376
   Kramont Realty Trust                                      7,500          140
   LaSalle Hotel Properties                                  9,000          248
   Lexington Corporate Properties Trust                     15,400          334
   LTC Properties, Inc.                                      4,700           84
   Luminent Mortgage Capital, Inc.                          13,300          169
   Maguire Properties, Inc.                                 10,800          263
   Manufactured Home Communities, Inc.                       6,700          223
   Meristar Hospitality Corp. *                             27,946          152
   MFA Mortgage Investments, Inc.                           24,300          224
   Mid-America Apartment Communities, Inc.                   5,700          222
   Mission West Properties                                   5,400           56
   National Health Investors, Inc.                           7,800          222
   Nationwide Health Properties, Inc.                       22,200          461
   Newcastle Investment Corp.                               11,900          365
   Novastar Financial, Inc.                                  8,300          362
   OMEGA Healthcare Investors, Inc.                         14,800          159
   Parkway Properties, Inc.                                  3,400          158
   Pennsylvania Real Estate Investment Trust                10,201          394
   Post Properties, Inc.                                    13,400          401
   Prentiss Properties Trust                                14,900          536
   Price Legacy Corp.                                        6,900          131
   PS Business Parks, Inc.                                   5,000          199
   RAIT Investment Trust                                     8,000          219
   Ramco-Gershenson Properties                               5,400          146
   Realty Income Corp.                                      13,200          594
   Redwood Trust, Inc.                                       5,400          337
   Saul Centers, Inc.                                        4,200          138
   Saxon Capital, Inc. *                                    10,000          215
   Senior Housing Properties Trust                          17,300          308
   Sovran Self Storage, Inc.                                 5,400          212
   Summit Properties, Inc.                                   9,400          254
   Sun Communities, Inc.                                     5,700          223
   Tanger Factory Outlet Centers, Inc.                       5,000          224
   Taubman Centers, Inc.                                    16,600          429
   Town & Country Trust (The)                                5,300          135
   U.S. Restaurant Properties, Inc.                          8,500          144
   Universal Health Realty Income, Inc.                      3,800          115
   Urstadt Biddle Properties, Class A                        7,400          113
   Washington Real Estate Investment Trust                  13,500          409
   Winston Hotels, Inc.                                      7,600           81
-------------------------------------------------------------------------------
                                                                         22,031
-------------------------------------------------------------------------------
RETAIL - 5.7%
   99 Cents Only Stores *                                   16,100          229
   AC Moore Arts & Crafts, Inc. *                            4,800          119
   Aeropostale, Inc. *                                      18,600          487
   America's Car Mart, Inc. *                                2,100           71

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 55 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER     VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 99.0% - CONTINUED
RETAIL - 5.7% - (CONTINUED)
   Asbury Automotive Group, Inc. *                           4,500      $ 61
   Bebe Stores, Inc.                                         2,100        44
   Big 5 Sporting Goods Corp. *                              7,000       160
   BJ's Restaurants, Inc. *                                  3,800        60
   Blair Corp.                                               2,300        65
   Bob Evans Farms, Inc.                                    11,800       320
   Bombay (The) Co., Inc. *                                 11,900        87
   Bon-Ton Stores                                            2,100        26
   Brookstone, Inc. *                                        7,275       137
   Brown Shoe Co., Inc.                                      6,000       150
   Buckle (The), Inc.                                        2,600        71
   Buffalo Wild Wings, Inc. *                                2,100        59
   Burlington Coat Factory Warehouse Corp.                   6,460       137
   Cache, Inc. *                                             3,600        54
   California Pizza Kitchen, Inc. *                          6,400       140
   Casey's General Stores, Inc.                             16,700       310
   Cash America International, Inc.                          9,500       232
   Casual Male Retail Group, Inc. *                         10,300        54
   Cato (The) Corp., Class A                                 6,200       138
   CBRL Group, Inc.                                         16,500       595
   CEC Entertainment, Inc. *                                12,450       458
   Charlotte Russe Holding, Inc. *                           4,100        47
   Charming Shoppes, Inc. *                                 38,900       277
   Children's Place Retail Stores (The), Inc.*               5,700       136
   Christopher & Banks Corp.                                12,225       196
   CKE Restaurants, Inc. *                                  17,400       192
   Coldwater Creek, Inc. *                                   7,375       154
   Cole National Corp. *                                     4,800       133
   Cosi, Inc. *                                              7,300        39
   Cost Plus, Inc. of California *                           7,275       257
   CSK Auto Corp. *                                         15,500       206
   Dave & Buster's, Inc. *                                   3,900        74
   Deb Shops, Inc.                                           1,500        37
   Dick's Sporting Goods, Inc. *                            10,000       356
   Dress Barn, Inc. *                                        7,200       126
   Electronics Boutique Holdings Corp. *                     3,900       133
   Finish Line (The), Inc., Class A                          6,400       198
   First Cash Financial Services, Inc. *                     4,200        84
   Fred's, Inc.                                             13,025       234
   GameStop Corp., Class A *                                 4,900        91
   Gander Mountain Co. *                                     2,200        44
   Genesco, Inc. *                                           7,000       165
   Goody's Family Clothing, Inc.                             7,100        60
   Group 1 Automotive, Inc. *                                6,300       172
   Guitar Center, Inc. *                                     8,200       355
   Hancock Fabrics, Inc.                                     6,700        80
   Haverty Furniture Cos., Inc.                              5,800       102
   Hibbett Sporting Goods, Inc. *                            7,862       161
   Hollywood Entertainment Corp. *                          17,800       176
   HOT Topic, Inc. *                                        16,025       273
   IHOP Corp.                                                6,700       256
   Insight Enterprises, Inc. *                              16,150       272
   J. Jill Group (The), Inc. *                               5,950       118
   Jack in the Box, Inc. *                                  12,100       384
   Jo-Ann Stores, Inc. *                                     6,110       171
   Jos. A. Bank Clothiers, Inc. *                            3,487        97
   Kenneth Cole Productions, Inc., Class A                   2,550        72
   Kirkland's, Inc. *                                        4,100        39
   Krispy Kreme Doughnuts, Inc. *                           18,400       233
   Landry's Restaurants, Inc.                                7,200       196
   Linens 'N Things, Inc. *                                 14,900       345
   Lithia Motors, Inc., Class A                              5,200       111
   Lone Star Steakhouse & Saloon, Inc.                       5,300       137
   Longs Drug Stores Corp.                                   9,800       237
   MarineMax, Inc. *                                         4,000        90
   Men's Wearhouse, Inc. *                                  10,302       299
   Movado Group, Inc.                                        5,200        88
   Movie Gallery, Inc.                                       8,925       156
   Nu Skin Enterprises, Inc., Class A                       17,600       414
   O'Charleys, Inc. *                                        7,100       116
   P.F. Chang's China Bistro, Inc. *                         8,500       412
   Panera Bread Co., Class A *                               9,400       353
   Pantry (The), Inc. *                                      4,000       101
   Papa John's International, Inc. *                         3,925       120
   Party City Corp. *                                        4,300        64
   Payless Shoesource, Inc. *                               22,500       228
   PC Mall, Inc. *                                           2,800        43
   Pep Boys - Manny, Moe & Jack                             19,300       270
   Rare Hospitality International, Inc. *                   11,175       298
   Red Robin Gourmet Burgers, Inc. *                         4,000       175
   Restoration Hardware, Inc. *                              9,400        49
   Retail Ventures, Inc. *                                   5,200        39
   Ryan's Restaurant Group, Inc. *                          14,100       209
   School Specialty, Inc. *                                  6,300       248

See Notes to the Financial Statements.

EQUITY FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
RETAIL - 5.7% - (CONTINUED)
   Select Comfort Corp. *                                   12,300      $   224
   Sharper Image Corp. *                                     3,900           84
   Shoe Carnival, Inc. *                                     2,600           31
   ShopKo Stores, Inc. *                                     9,700          169
   Smart & Final, Inc. *                                     4,150           70
   Sonic Automotive, Inc.                                    9,000          180
   Sonic Corp. *                                            19,964          512
   Sports Authority (The), Inc. *                            7,311          170
   Stage Stores, Inc. *                                      6,300          216
   Steak n Shake (The) Co. *                                 7,804          133
   Stein Mart, Inc. *                                        8,300          126
   TBC Corp. *                                               7,100          159
   Too, Inc. *                                              11,000          199
   Tractor Supply Co. *                                     10,400          327
   Trans World Entertainment Corp. *                         8,650           84
   Triarc Cos., Inc., Class B                               11,803          135
   Tuesday Morning Corp. *                                   9,000          278
   United Auto Group, Inc.                                   6,400          161
   West Marine, Inc. *                                       4,900          105
   World Fuel Services Corp.                                 4,000          143
   Zale Corp. *                                             17,700          497
-------------------------------------------------------------------------------
                                                                         19,265
-------------------------------------------------------------------------------
SAVINGS & LOANS - 2.4%
   Anchor BanCorp Wisconsin, Inc.                            6,300          163
   Bank Mutual Corp.                                        25,606          307
   BankAtlantic Bancorp, Inc., Class A                      13,900          255
   BankUnited Financial Corp., Class A *                     9,500          277
   Berkshire Hills Bancorp, Inc.                             2,000           74
   Beverly Hills Bancorp, Inc.                               3,861           40
   Brookline Bancorp, Inc.                                  21,103          331
   Charter Financial Corp. of Georgia                        1,400           48
   Citizens First Bancorp, Inc.                              3,000           75
   Clifton Savings Bancorp, Inc.                             3,400           40
   Coastal Financial Corp.                                   4,543           66
   Commercial Capital Bancorp, Inc.                         12,129          275
   Commercial Federal Corp.                                 14,000          378
   Dime Community Bancshares                                11,125          187
   Downey Financial Corp.                                    6,500          357
   Fidelity Bankshares, Inc.                                 4,600          171
   First Federal Capital Corp.                               6,400          194
   First Financial Holdings, Inc.                            4,500          141
   First Niagara Financial Group, Inc.                      28,098          376
   First Place Financial Corp. of Ohio                       4,200           84
   FirstFed Financial Corp. *                                5,650          276
   Flagstar Bancorp, Inc.                                   10,600          226
   Flushing Financial Corp.                                  5,025           96
   Franklin Bank Corp. of Houston *                          4,300           73
   Harbor Florida Bancshares, Inc.                           7,412          231
   Horizon Financial Corp.                                   3,800           73
   Hudson River Bancorp, Inc.                               10,500          199
   Itla Capital Corp.                                        2,000           92
   KNBT Bancorp, Inc.                                        9,700          163
   MAF Bancorp, Inc.                                         9,736          420
   NASB Financial, Inc.                                      1,100           43
   Northwest Bancorp, Inc.                                   5,800          131
   OceanFirst Financial Corp.                                2,600           63
   Ocwen Financial Corp. *                                  13,600          124
   Partners Trust Financial Group, Inc.                     11,330          117
   PennFed Financial Services, Inc.                          1,900           58
   PFF Bancorp, Inc.                                         4,460          171
   Provident Bancorp, Inc.                                  12,361          145
   Provident Financial Holdings                              1,800           52
   Provident Financial Services, Inc.                       25,229          435
   Sterling Financial Corp. of Washington *                  7,303          257
   TierOne Corp.                                             6,200          143
   United Community Financial Corp. of Ohio                  9,900          113
   Waypoint Financial Corp.                                 10,650          294
   Westfield Financial, Inc.                                 1,700           40
   WSFS Financial Corp.                                      2,100          105
-------------------------------------------------------------------------------
                                                                          7,979
-------------------------------------------------------------------------------
SEMICONDUCTORS - 2.8%
   Actel Corp. *                                             8,600          131
   ADE Corp. *                                               3,500           60
   Alliance Semiconductor Corp. *                            7,700           27
   AMIS Holdings, Inc. *                                     9,900          134
   Artisan Components, Inc. *                                7,700          224
   Asyst Technologies, Inc. *                               16,600           85
   ATMI, Inc. *                                             10,500          215
   August Technology Corp. *                                 6,300           43
   Axcelis Technologies, Inc. *                             32,700          271
   Brooks Automation, Inc. *                                14,632          207
   Cirrus Logic, Inc. *                                     28,200          134
   Cohu, Inc.                                                7,500          111
   Credence Systems Corp. *                                 31,780          229

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 57 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
SEMICONDUCTORS - 2.8% - (CONTINUED)
   Diodes, Inc. *                                            2,650      $   68
   DSP Group, Inc. *                                         9,700         204
   Dupont Photomasks, Inc. *                                 4,900          83
   Emulex Corp. *                                           27,500         317
   Entegris, Inc. *                                         15,400         128
   ESS Technology, Inc. *                                   11,300          77
   Exar Corp. *                                             13,900         197
   Formfactor, Inc. *                                        9,300         180
   FSI International, Inc. *                                11,200          47
   Genesis Microchip, Inc. *                                10,800         146
   Helix Technology Corp.                                    9,100         124
   Integrated Device Technology, Inc. *                     35,200         335
   Integrated Silicon Solutions, Inc. *                     11,900          86
   IXYS Corp. *                                              7,000          50
   Kopin Corp. *                                            25,200         103
   Kulicke & Soffa Industries, Inc. *                       17,200          97
   Lattice Semiconductor Corp. *                            38,200         188
   LTX Corp. *                                              21,000         114
   Mattson Technology, Inc. *                               13,600         105
   Micrel, Inc. *                                           23,100         240
   Microsemi Corp. *                                        19,900         281
   Microtune, Inc. *                                        17,200          91
   Mindspeed Technologies, Inc. *                           33,800          68
   MIPS Technologies, Inc., Class A *                       13,900          79
   MKS Instruments, Inc. *                                  10,900         167
   Monolithic System Technology, Inc. *                      8,700          38
   Mykrolis Corp. *                                         13,900         140
   Omnivision Technologies, Inc. *                          18,400         260
   ON Semiconductor Corp. *                                 41,700         131
   Pericom Semiconductor Corp. *                             8,000          77
   Photronics, Inc. *                                       11,000         183
   Pixelworks, Inc. *                                       13,300         133
   PLX Technology, Inc. *                                    7,300          53
   Power Integrations, Inc. *                                9,000         184
   Rudolph Technologies, Inc. *                              4,500          75
   Semitool, Inc. *                                          5,800          44
   Sigmatel, Inc. *                                          8,300         176
   Silicon Image, Inc. *                                    25,000         316
   Siliconix, Inc. *                                         2,100          75
   Sipex Corp. *                                             7,500          39
   Sirf Technology Holdings, Inc. *                          3,100          44
   Skyworks Solutions, Inc. *                               50,100         476
   Standard Microsystems Corp. *                             6,100         107
   Supertex, Inc. *                                          3,100          60
   Tessera Technologies, Inc. *                              8,000         177
   Transmeta Corp. of Delaware *                            49,900          63
   Tripath Technology, Inc. *                               11,800          20
   Triquint Semiconductor, Inc. *                           44,854         175
   Ultratech Stepper, Inc. *                                 7,100         111
   Varian Semiconductor Equipment Associates, Inc. *        12,000         371
   Veeco Instruments, Inc. *                                 8,400         176
   Vitesse Semiconductor Corp. *                            71,700         196
   Zoran Corp. *                                            14,065         221
------------------------------------------------------------------------------
                                                                         9,567
------------------------------------------------------------------------------
SOFTWARE - 3.3%
   Actuate Corp. *                                          18,800          66
   Advent Software, Inc. *                                   8,000         135
   Allscripts Healthcare Solutions, Inc. *                   9,800          88
   Altiris, Inc. *                                           6,900         218
   Ansys, Inc. *                                             5,200         259
   Ascential Software Corp. *                               20,000         269
   Aspen Technology, Inc. *                                 13,800          96
   Atari, Inc. *                                             3,000           5
   Authentidate Holding Corp. *                             10,000          61
   Borland Software Corp. *                                 26,200         219
   Captaris, Inc. *                                          9,300          40
   CCC Information Services Group, Inc. *                    2,459          44
   Cerner Corp. *                                            9,500         411
   Clarus Corp. *                                            4,900          43
   Computer Programs & Systems, Inc.                         2,200          44
   Concord Communications, Inc. *                            6,500          58
   Concur Technologies, Inc. *                               9,300          98
   CSG Systems International, Inc. *                        18,200         280
   Dendrite International, Inc. *                           11,600         187
   Digi International, Inc. *                                7,900          90
   Eclipsys Corp. *                                         12,200         190
   eFunds Corp. *                                           15,900         296
   Embarcadero Technologies, Inc. *                          7,900          67
   Epicor Software Corp. *                                  13,500         162
   EPIQ Systems, Inc. *                                      5,050          79
   FalconStor Software, Inc. *                               9,400          70
   Filenet Corp. *                                          13,000         227
   Hyperion Solutions Corp. *                               13,090         445
   IDX Systems Corp. *                                       6,900         224

See Notes to the Financial Statements.

EQUITY FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

                                                SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER        VALUE
                                                          OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED
SOFTWARE - 3.3% - (CONTINUED)
   Infocrossing, Inc. *                                       5,600      $    89
   Informatica Corp. *                                       28,700          168
   infoUSA, Inc. *                                           10,350           92
   Inter-Tel, Inc.                                            7,300          158
   Intercept, Inc. *                                          6,000          112
   Intervideo, Inc. *                                         3,300           40
   JDA Software Group, Inc. *                                 8,600           93
   Keane, Inc. *                                             17,000          261
   Lawson Software, Inc. *                                   17,900          100
   Mantech International Corp., Class A *                     5,700          107
   Manugistics Group, Inc. *                                 18,900           45
   MAPICS, Inc. *                                             8,000           72
   MapInfo Corp. *                                            7,100           77
   Micromuse, Inc. *                                         27,200          100
   MicroStrategy, Inc., Class A *                             4,000          164
   Midway Games, Inc. *                                      15,289          152
   MRO Software, Inc. *                                       6,800           68
   MSC.Software Corp. *                                       8,500           68
   NDCHealth Corp.                                           11,900          191
   NetIQ Corp. *                                             18,524          198
   Omnicell, Inc. *                                           7,600          100
   Open Solutions, Inc. *                                     4,300          107
   OPNET Technologies, Inc. *                                 4,300           44
   Packeteer, Inc. *                                         11,100          120
   PalmSource, Inc. *                                         4,864          101
   Parametric Technology Corp. *                             89,500          473
   PDF Solutions, Inc. *                                      5,100           62
   Pegasystems, Inc. *                                        3,400           24
   Per-Se Technologies, Inc. *                                8,099          111
   Pinnacle Systems, Inc. *                                  21,700           90
   PLATO Learning, Inc. *                                     7,300           65
   Progress Software Corp. *                                 10,500          209
   QAD, Inc.                                                  4,900           34
   Quality Systems, Inc. *                                    1,300           66
   Quest Software, Inc. *                                    16,200          180
   Renaissance Learning, Inc.                                 2,800           61
   Retek, Inc. *                                             19,700           90
   ScanSoft, Inc. *                                          27,010          110
   Schawk, Inc.                                               2,700           39
   Seachange International, Inc. *                            8,200          131
   Serena Software, Inc. *                                    8,500          142
   SoftBrands, Inc. *                                         1,520            2
   SPSS, Inc. *                                               4,300           57
   SS&C Technologies, Inc.                                    4,700           92
   Take-Two Interactive Software, Inc. *                     14,900          489
   THQ, Inc. *                                               12,650          246
   TradeStation Group, Inc. *                                 6,400           39
   Transaction Systems Architects, Inc., Class A *           12,600          234
   Trident Microsystems, Inc. *                               6,300           63
   Ulticom, Inc. *                                            3,900           58
   Ultimate Software Group, Inc. *                            5,600           69
   Verint Systems, Inc. *                                     3,900          144
   Wind River Systems, Inc. *                                23,700          289
   Witness Systems, Inc. *                                    7,200          116
--------------------------------------------------------------------------------
                                                                          11,083
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.0%
   Mobile Mini, Inc. *                                        5,000          124
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.9%
   Adaptec, Inc. *                                           36,800          280
   Aeroflex, Inc. *                                          22,200          235
   AirGate PCS, Inc. *                                        4,200           82
   Airspan Networks, Inc. *                                  10,800           59
   Alamosa Holdings, Inc. *                                  25,400          194
   Anaren, Inc. *                                             7,100           96
   Anixter International, Inc. *                              9,800          344
   Applied Signal Technology, Inc.                            3,500          112
   Arch Wireless, Inc. *                                      5,900          169
   Arris Group, Inc. *                                       29,100          152
   Aspect Communications Corp. *                             13,800          137
   Atheros Communications, Inc.                                 800            8
   Audiovox Corp., Class A *                                  6,100          103
   Avanex Corp. *                                            28,300           58
   Black Box Corp.                                            5,400          199
   Boston Communications Group *                              6,600           58
   C-COR.net Corp. *                                         15,200          128
   Carrier Access Corp. *                                     7,100           49
   Centennial Communications Corp. *                          3,500           21
   Cincinnati Bell, Inc. *                                   84,300          294
   Commonwealth Telephone Enterprises, Inc. *                 7,333          319
   CommScope, Inc. *                                         17,900          387
   Comtech Telecommunications *                               4,750          129
   Corvis Corp. *                                           125,700          101
   CT Communications, Inc.                                    6,200           85
   D&E Communications, Inc.                                   4,500           52

See Notes to the Financial Statements.

                              NORTHERN FUNDS SEMIANNUAL REPORT 59 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP INDEX FUND (continued)

                                                            NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
TELECOMMUNICATIONS - 2.9% - (CONTINUED)
   Ditech Communications Corp. *                             9,500      $  213
   Dobson Communications Corp., Class A *                   38,700          51
   EMS Technologies, Inc. *                                  3,700          64
   Enterasys Networks, Inc. *                               69,800         112
   Extreme Networks *                                       36,500         162
   Finisar Corp. *                                          53,300          69
   General Communication, Inc., Class A *                   15,500         140
   Golden Telecom, Inc.                                      4,500         128
   Harmonic, Inc. *                                         24,000         160
   Hypercom Corp. *                                         17,000         125
   Inet Technologies, Inc. *                                 8,200         103
   Infonet Services Corp., Class B *                        24,400          40
   Interdigital Communications Corp. *                      18,800         307
   Intrado, Inc. *                                           6,500          66
   Ixia *                                                    9,600          93
   KVH Industries, Inc. *                                    5,500          40
   Mastec, Inc. *                                            8,300          44
   Metrocall Holdings, Inc. *                                1,800         117
   MRV Communications, Inc. *                               37,434          94
   Netgear, Inc. *                                           7,200          88
   Network Equipment Technologies, Inc. *                    8,500          56
   Newport Corp. *                                          13,900         159
   NMS Communications Corp. *                               16,100          79
   North Pittsburgh Systems, Inc.                            5,300         110
   Novatel Wireless, Inc. *                                  6,200         146
   Oplink Communications, Inc. *                            37,300          67
   Paradyne Networks Corp. *                                13,800          63
   Powerwave Technologies, Inc. *                           34,500         212
   Price Communications Corp. *                             12,757         195
   Primus Telecommunications Group, Inc. *                  26,200          38
   PTEK Holdings, Inc. *                                    20,400         175
   Remec, Inc. *                                            20,700          97
   RF Micro Devices, Inc. *                                 62,000         393
   SafeNet, Inc. *                                           7,827         206
   SBA Communications Corp. *                               14,400         101
   Shenandoah Telecom Co.                                    2,400          61
   Spectralink Corp.                                         7,100          67
   Stratex Networks, Inc. *                                 29,100          65
   SureWest Communications                                   5,100         146
   Sycamore Networks, Inc. *                                58,400         221
   SymmetriCom, Inc. *                                      15,300         145
   Talk America Holdings, Inc. *                             9,500          50
   Tekelec *                                                16,700         279
   Terayon Communication Systems, Inc. *                    23,900          51
   Time Warner Telecom, Inc., Class A *                     17,200          83
   Triton PCS Holdings, Inc., Class A *                     11,000          28
   Ubiquitel, Inc. *                                        24,700          99
   Viasat, Inc. *                                            7,200         145
   Westell Technologies, Inc., Class A *                    18,000          93
   Wireless Facilities, Inc. *                              15,300         107
   WJ Communications, Inc. *                                 9,200          22
   Zhone Technologies, Inc. *                               17,050          52
------------------------------------------------------------------------------
                                                                         9,878
------------------------------------------------------------------------------
TEXTILES - 0.1%
   Angelica Corp.                                            3,300          82
   G & K Services, Inc., Class A                             6,150         244
   Unifirst Corp. of Massachusetts                           3,200          92
------------------------------------------------------------------------------
                                                                           418
------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.2%
   Action Performance Cos., Inc.                             5,600          57
   Department 56, Inc. *                                     4,900          80
   Jakks Pacific, Inc. *                                     8,450         194
   Leapfrog Enterprises, Inc. *                              9,200         186
   RC2 Corp. *                                               5,800         191
   Topps (The) Co.                                          11,000         108
------------------------------------------------------------------------------
                                                                           816
------------------------------------------------------------------------------
TRANSPORTATION - 2.1%
   Alexander & Baldwin, Inc.                                14,200         482
   Arkansas Best Corp.                                       7,400         271
   Central Freight Lines, Inc. *                             3,500          21
   Covenant Transport, Inc., Class A *                       2,700          52
   EGL, Inc. *                                              11,900         360
   Florida East Coast Industries, Inc., Class A              7,000         263
   Forward Air Corp. *                                       7,200         288
   Genesee & Wyoming, Inc., Class A *                        5,550         140
   Gulfmark Offshore, Inc. *                                 4,800          78
   Heartland Express, Inc.                                  14,778         273
   HUB Group, Inc., Class A *                                2,600          97
   Kansas City Southern Industries, Inc. *                  21,000         319
   Kirby Corp. *                                             7,100         285
   Knight Transportation, Inc. *                            12,393         265
   Laidlaw International, Inc. *                            34,700         571
   Landstar System, Inc. *                                  10,000         587
   Marten Transport Ltd. *                                   2,500          44

See Notes to the Financial Statements.

EQUITY FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER       VALUE
                                                           OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED
TRANSPORTATION - 2.1% - (CONTINUED)
   Offshore Logistics, Inc. *                                6,727      $    232
   Old Dominion Freight Line, Inc. *                         5,850           168
   Overnite Corp.                                            9,400           295
   Overseas Shipholding Group                                8,900           442
   Pacer International, Inc. *                               9,200           151
   PAM Transportation Services, Inc. *                       2,000            38
   Quality Distribution, Inc. *                              3,200            20
   RailAmerica, Inc. *                                      12,300           136
   SCS Transportation, Inc. *                                5,200            98
   Seabulk International, Inc. *                             2,800            29
   Swift Transportation Co., Inc. *                         16,400           276
   U.S. Xpress Enterprises, Inc., Class A *                  2,000            37
   USF Corp.                                                 9,300           334
   Werner Enterprises, Inc.                                 15,700           303
--------------------------------------------------------------------------------
                                                                           6,955
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                            2,900           110
   GATX Corp.                                               16,500           440
   Greenbrier Cos., Inc. *                                   2,300            55
--------------------------------------------------------------------------------
                                                                             605
--------------------------------------------------------------------------------
WATER - 0.2%
   American States Water Co.                                 5,400           134
   California Water Service Group                            5,200           153
   Connecticut Water Service, Inc.                           2,850            75
   Middlesex Water Co.                                       3,733            67
   Pico Holdings, Inc. *                                     2,300            44
   SJW Corp.                                                 2,400            79
   Southwest Water Co.                                       5,273            65
--------------------------------------------------------------------------------
                                                                             617
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $286,202)                                                          333,108

                                                           PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
CORPORATE BONDS - 0.0%
DISTRIBUTION/WHOLESALE - 0.0%
   Timco Aviation Services, Inc., (1)
     8.00%, 1/2/07                                             $1          -
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------------
(COST $ -)                                                                 -

                                                            NUMBER        VALUE
                                                          OF SHARES      (000S)
OTHER - 0.0%
   Escrow MascoTech, Inc. *                                 3,700          $ -
   Escrow Position PetroCorp. *                             1,900            -
   Escrow Gladstone Capital Corp. *                         3,200           72
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $59)                                                                  72

RIGHTS - 0.0%
   CSF Holdings, Inc. *                                     4,212            -
   Wiltel Communications Group, Inc. *                      9,200            -
--------------------------------------------------------------------------------
TOTAL RIGHTS
--------------------------------------------------------------------------------
(COST $ -)                                                                   -

WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08 *                  33            -
   Optical Cable Corp. Exp. 10/24/07 *                        148            -
   Redback Networks, Exp. 1/2/11 *                          1,605            6
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $ -)                                                                   6

                                                          PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)        (000S)





SHORT-TERM INVESTMENTS - 0.9%
   HSBC Bank PLC, London,
     Eurodollar Time Deposit,
     1.91%, 10/1/04                                        $2,303          2,303
   U.S. Treasury Bill, (2)
     1.61%, 12/23/04                                          615            613
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $2,916)                                                              2,916

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(COST $289,177)                                                          336,102
   Other Assets less Liabilities - 0.1%                                      230
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $336,332

(1)   Fair valued security

(2) Securities pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

See Notes to the Financial Statements.

                               NORTHERN FUNDS SEMIANNUAL REPORT 61 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   SMALL CAP INDEX FUND (continued)

At September 30, 2004, the Small Cap Index Fund had open futures contracts as follows:

                            NOTIONAL                               UNREALIZED
              NUMBER OF      AMOUNT     CONTRACT     CONTRACT         GAIN
  TYPE        CONTRACTS      (000S)     POSITION       EXP.          (000S)
Russell 2000      14        $  4,018      Long        12/04          $  76
=============================================================================

At September 30, 2004, the Small Cap Index Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                            PERCENTAGE
Consumer Discretionary                          14.9%
Consumer Staples                                 2.7
Energy                                           5.5
Financials                                      22.2
Health Care                                     13.0
Industrials                                     14.0
Information Technology                          17.1
Materials                                        6.3
Telecommunication Services                       1.0
Utilities                                        3.3
-------------------------------------------------------
Total                                          100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   SMALL CAP VALUE FUND

                                                          NUMBER        VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 94.6%
AEROSPACE/DEFENSE - 2.6%
   Curtiss-Wright Corp.                                   52,600        $ 3,010
   Ducommun, Inc. *                                        8,162            182
   Esterline Technologies Corp. *                         95,621          2,925
   GenCorp, Inc. *                                         4,938             67
   Heico Corp.                                            17,160            303
   Heico Corp., Class A                                    1,716             23
   Herley Industries, Inc. *                              33,961            635
   Moog, Inc., Class A *                                  85,000          3,086
   Triumph Group, Inc. *                                  27,814            941
-------------------------------------------------------------------------------
                                                                         11,172
-------------------------------------------------------------------------------
AGRICULTURE - 0.1%
   Alico, Inc.                                             1,814             77
   DIMON, Inc.                                            43,031            253
   Standard Commercial Corp.                               8,163            129
-------------------------------------------------------------------------------
                                                                            459
-------------------------------------------------------------------------------
AIRLINES - 0.2%
   FLYi, Inc. *                                            3,522             14
   Skywest, Inc.                                          47,784            719
-------------------------------------------------------------------------------
                                                                            733
-------------------------------------------------------------------------------
APPAREL - 1.5%
   Hampshire Group Ltd. *                                    109              4
   Kellwood Co.                                           74,571          2,718
   Phillips-Van Heusen Corp.                              62,783          1,399
   Russell Corp.                                          32,752            552
   Skechers U.S.A., Inc., Class A *                       10,000            145
   Stride Rite Corp.                                     100,675          1,032
   Superior Uniform Group, Inc.                           14,400            197
   Wolverine World Wide, Inc.                             13,905            350
-------------------------------------------------------------------------------
                                                                          6,397
-------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.8%
   Aftermarket Technology Corp. *                         85,350          1,074
   Bandag, Inc.                                           67,100          2,939
   Cooper Tire & Rubber Co.                               98,054          1,978
   Modine Manufacturing Co.                               46,155          1,390
   R & B, Inc. *                                           3,124             68
   Standard Motor Products, Inc.                          25,698            388
-------------------------------------------------------------------------------
                                                                          7,837
-------------------------------------------------------------------------------
BANKS - 8.4%
   1st Source Corp.                                       45,550          1,168
   1st State Bancorp, Inc.                                 2,599             70
   ABC Bancorp                                            50,985          1,028
   Alliance Financial Corp.                                  204              6
   Bancfirst Corp.                                        10,395            667
   Bancorp Rhode Island, Inc.                                405             14
   Banner Corp.                                           34,960          1,028
   Berkshire Bancorp, Inc.                                11,900            196
   Capital Bank Corp. *                                    3,891             62
   Capital Crossing Bank *                                11,912            303
   Cathay Bancorp, Inc.                                    1,348             50
   Center Financial Corp.                                  2,277             43
   Central Pacific Financial Corp.                        16,103            443
   Chemical Financial Corp.                                6,047            221
   Citizens Banking Corp. of Michigan                     24,992            814
   Columbia Banking Systems, Inc. *                          847             20
   Community Bank System, Inc.                           137,100          3,445
   Community Trust Bancorp, Inc.                          28,848            897
   Corus Bankshares, Inc.                                 12,093            522
   Fidelity Southern Corp.                                 3,552             54
   Financial Institutions, Inc.                            7,659            172
   First Charter Corp.                                    39,468            954
   First Citizens Bancshares, Inc., Class A               10,487          1,238
   First Commonwealth Financial Corp.                     43,264            589
   First Community Bancorp of California                   4,845            199
   First Financial Corp. of Indiana                       44,123          1,386
   First Indiana Corp.                                    17,304            348
   First M & F Corp.                                       8,909            297
   First Merchants Corp.                                  30,162            744
   First Republic Bank                                    19,147            881
   First State Bancorporation                              1,915             60
   First United Corp.                                        101              2
   Gold Banc Corp., Inc.                                  61,876            835
   Greater Bay Bancorp                                    67,318          1,935
   Hancock Holding Co.                                    82,536          2,624
   Hanmi Financial Corp.                                   9,668            292
   Heritage Commerce Corp. *                               2,922             48
   Integra Bank Corp.                                      5,019            109
   International Bancshares Corp.                            142              5
   Irwin Financial Corp.                                  91,300          2,357
   Macatawa Bank Corp.                                     1,117             31
   MainSource Financial Group, Inc.                        3,176             65
   MB Financial, Inc.                                      2,037             81
   Merchants & Manufacturers Bancorporation, Inc.          1,870             63
   MetroCorp. Bancshares, Inc.                               300              6

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 63 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP VALUE FUND (continued)

                                                      NUMBER        VALUE
                                                     OF SHARES     (000S)
COMMON STOCKS - 94.6% - CONTINUED
BANKS - 8.4% - (CONTINUED)
   Mid-State Bancshares                                 6,047     $     156
   Omega Financial Corp.                                2,116            73
   Republic Bancorp, Inc. of Kentucky, Class A         14,042           326
   Riggs National Corp.                                84,828         1,883
   Silicon Valley Bancshares *                          2,116            79
   Simmons First National Corp., Class A               30,293           775
   South Financial Group (The), Inc.                    1,932            55
   State Financial Services Corp., Class A              1,071            29
   Sun Bancorp, Inc. of New Jersey *                      106             2
   Susquehanna Bancshares, Inc.                        65,706         1,616
   UMB Financial Corp.                                 65,726         3,133
   Unizan Financial Corp.                               7,043           194
   Vail Banks, Inc.                                       100             1
   Virginia Financial Group, Inc.                       1,814            59
   WesBanco, Inc.                                      12,411           361
   Whitney Holding Corp.                                3,897           164
   Yardville National Bancorp                          11,105           323
---------------------------------------------------------------------------
                                                                     35,601
---------------------------------------------------------------------------
BEVERAGES - 0.1%
   Robert Mondavi (The) Corp., Class A *               11,690           458
---------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
   Cambrex Corp.                                       44,643           980
   Genencor International, Inc. *                     136,670         2,194
   Harvard Bioscience, Inc. *                          42,152           185
   Serologicals Corp. *                                 4,174            97
---------------------------------------------------------------------------
                                                                      3,456
---------------------------------------------------------------------------
BUILDING MATERIALS - 2.2%
   Apogee Enterprises, Inc.                             7,760           100
   Eagle Materials, Inc.                               47,969         3,420
   Genlyte Group, Inc. *                                7,549           486
   Lennox International, Inc.                         126,372         1,888
   LSI Industries, Inc.                                40,338           421
   NCI Building Systems, Inc. *                        43,420         1,385
   Universal Forest Products, Inc.                     36,278         1,241
   USG Corp. *                                         14,008           256
   York International Corp.                             3,628           115
---------------------------------------------------------------------------
                                                                      9,312
---------------------------------------------------------------------------
CHEMICALS - 2.3%
   Arch Chemicals, Inc.                                61,771         1,763
   Cytec Industries, Inc.                              73,000         3,573
   Fuller (H.B.) Co.                                   19,450           533
   Great Lakes Chemical Corp.                           1,100            28
   Minerals Technologies, Inc.                         20,652         1,216
   NewMarket Corp. *                                   21,560           450
   Octel Corp.                                         24,992           531
   Omnova Solutions, Inc. *                             1,300             8
   Penford Corp.                                       17,497           305
   Schulman (A.), Inc.                                 38,496           848
   Stepan Co.                                          24,589           585
---------------------------------------------------------------------------
                                                                      9,840
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.7%
   Albany Molecular Research, Inc. *                   40,612           390
   AMN Healthcare Services, Inc. *                      6,300            75
   Banta Corp.                                          6,550           260
   Bowne & Co., Inc.                                   30,500           396
   Central Parking Corp.                                6,200            82
   Century Business Services, Inc. *                  246,295         1,106
   Cenveo, Inc. *                                      20,200            71
   Clark, Inc. *                                       54,923           744
   Consolidated Graphics, Inc. *                       45,853         1,921
   Cornell Cos., Inc. *                                 2,400            30
   Corrections Corp. of America *                      39,490         1,396
   Cross Country Healthcare, Inc. *                     9,271           144
   Dollar Thrifty Automotive Group *                   31,000           754
   Exponent, Inc. *                                     2,707            75
   First Consulting Group, Inc. *                       5,934            28
   Healthcare Services Group                           39,327           706
   Integrated Electrical Services, Inc. *              12,471            60
   MPS Group, Inc. *                                  259,900         2,186
   On Assignment, Inc. *                               35,182           156
   PRG-Schultz International, Inc. *                   11,310            65
   SOURCECORP, Inc. *                                  26,000           576
   Stewart Enterprises, Inc., Class A *                 6,578            46
   TeleTech Holdings, Inc. *                           16,963           160
---------------------------------------------------------------------------
                                                                     11,427
---------------------------------------------------------------------------
COMPUTERS - 1.3%
   Catapult Communications Corp. *                      7,055           133
   CIBER, Inc. *                                       69,434           522
   Compucom Systems, Inc. *                             3,015            14
   Hutchinson Technology, Inc. *                       54,401         1,454
   iGate Corp. *                                        5,278            19
   Intergraph Corp. *                                  33,558           912
   Iomega Corp. *                                       5,300            24
   MTS Systems Corp.                                   27,915           593

See Notes to the Financial Statements.

EQUITY FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                 NUMBER         VALUE
                                                OF SHARES       (000S)
COMMON STOCKS - 94.6% - CONTINUED
COMPUTERS - 1.3% - (CONTINUED)
   NYFIX, Inc. *                                   6,240        $   38
   Perot Systems Corp., Class A *                 67,600         1,086
   SYKES Enterprises, Inc. *                      12,191            56
   Talx Corp.                                     28,620           661
----------------------------------------------------------------------
                                                                 5,512
----------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.0%
   Brightpoint, Inc. *                            22,009           378
   Building Material Holding Corp.                 2,569            71
   Bulova Corp. *                                  2,400            70
   Handleman Co.                                   9,775           200
   Hughes Supply, Inc.                             8,400           253
   Timco Aviation Services, Inc. *                   271             -
   Watsco, Inc.                                  107,301         3,222
----------------------------------------------------------------------
                                                                 4,194
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
   California First National Bancorp               5,653            75
   CompuCredit Corp. *                            62,332         1,161
   Credit Acceptance Corp. *                     108,737         2,059
   Financial Federal Corp. *                       9,271           347
   First Albany Cos., Inc.                        43,163           395
   Municipal Mortgage & Equity                     7,457           188
   United PanAm Financial Corp. *                    197             4
----------------------------------------------------------------------
                                                                 4,229
----------------------------------------------------------------------
ELECTRIC - 2.2%
   Avista Corp.                                   32,752           593
   BayCorp Holdings Ltd. *                            97             1
   Black Hills Corp.                              36,279         1,008
   Central Vermont Public Service Corp.           56,535         1,137
   Cleco Corp.                                     7,100           122
   El Paso Electric Co. *                         12,400           199
   Empire District Electric (The) Co.             30,623           629
   Green Mountain Power Corp.                      1,108            29
   UIL Holdings Corp.                             56,737         2,791
   Unisource Energy Corp.                        124,300         3,027
----------------------------------------------------------------------
                                                                 9,536
----------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
   Belden CDT, Inc.                                4,900           107
   C&D Technologies, Inc.                         36,078           686
   Powell Industries, Inc. *                      11,889           200
----------------------------------------------------------------------
                                                                   993
----------------------------------------------------------------------
ELECTRONICS - 3.0%
   Benchmark Electronics, Inc. *                 116,124         3,460
   Checkpoint Systems, Inc. *                      2,315            36
   Methode Electronics, Inc.                      54,519           697
   OSI Systems, Inc. *                            46,850           754
   Paxar Corp. *                                  60,566         1,374
   PerkinElmer, Inc.                               5,700            98
   Rofin-Sinar Technologies, Inc. *               26,746           786
   Stoneridge, Inc. *                            126,876         1,789
   Sypris Solutions, Inc.                         97,337         1,329
   Watts Industries, Inc., Class A                93,800         2,519
   Zygo Corp. *                                    2,806            28
----------------------------------------------------------------------
                                                                12,870
----------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.5%
   EMCOR Group, Inc. *                            13,605           512
   Granite Construction, Inc.                      2,810            67
   Shaw Group (The), Inc. *                       45,047           541
   URS Corp. *                                    43,518         1,161
----------------------------------------------------------------------
                                                                 2,281
----------------------------------------------------------------------
ENTERTAINMENT - 0.5%
   Bluegreen Corp. *                              14,812           165
   Gaylord Entertainment Co. *                       700            22
   Steinway Musical Instruments *                 28,419           773
   Vail Resorts, Inc. *                           55,729         1,007
----------------------------------------------------------------------
                                                                 1,967
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Calgon Carbon Corp.                            29,705           215
   IMCO Recycling, Inc. *                         61,430           700
   Ionics, Inc. *                                 37,600         1,015
   Met-Pro Corp.                                   2,318            31
   TRC Cos., Inc. *                               22,367           420
   Waste Industries USA, Inc.                      6,047            68
----------------------------------------------------------------------
                                                                 2,449
----------------------------------------------------------------------
FOOD - 2.7%
   Chiquita Brands International, Inc. *           2,500            44
   Corn Products International, Inc.              86,762         4,000
   Flowers Foods, Inc.                           115,650         2,990
   Interstate Bakeries *                          39,403           154
   J & J Snack Foods Corp. *                       2,500           107
   JM Smucker (The) Co.                            6,400           284
   Lance, Inc.                                     8,969           145
   M & F Worldwide Corp. *                           101             1
   Nash Finch Co.                                 10,279           323

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 65 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP VALUE FUND (continued)

                                                   NUMBER          VALUE
                                                  OF SHARES       (000S)
COMMON STOCKS - 94.6% - CONTINUED
FOOD - 2.7% - (CONTINUED)
   Ralcorp Holdings, Inc. *                          7,457        $   269
   Ruddick Corp.                                    71,752          1,409
   Seaboard Corp.                                    1,955          1,146
   Weis Markets, Inc.                               14,208            481
-------------------------------------------------------------------------
                                                                   11,353
-------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.3%
   Glatfelter Co.                                   22,066            273
   Louisiana-Pacific Corp.                           4,600            119
   Rock-Tenn Co., Class A                           25,786            406
   Wausau-Mosinee Paper Corp.                       17,636            294
-------------------------------------------------------------------------
                                                                    1,092
-------------------------------------------------------------------------
GAS - 2.6%
   Laclede Group (The), Inc.                        18,226            533
   Northwest Natural Gas Co.                        36,380          1,154
   SEMCO Energy, Inc. *                             16,500             91
   South Jersey Industries, Inc.                    11,586            553
   Southern Union Co. *                            154,700          3,171
   Southwest Gas Corp.                             108,938          2,609
   WGL Holdings, Inc.                              101,900          2,880
-------------------------------------------------------------------------
                                                                   10,991
-------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.6%
   Kennametal, Inc.                                 30,736          1,388
   Regal-Beloit Corp.                               52,993          1,282
-------------------------------------------------------------------------
                                                                    2,670
-------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 1.0%
   Conmed Corp. *                                   36,604            963
   Hanger Orthopedic Group, Inc. *                  42,326            212
   Microtek Medical Holdings, Inc. *               112,771            356
   Ocular Sciences, Inc. *                          26,000          1,247
   PSS World Medical, Inc. *                         7,230             73
   Sola International, Inc. *                       42,578            811
   Viasys Healthcare, Inc. *                        23,577            394
-------------------------------------------------------------------------
                                                                    4,056
-------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.1%
   American Medical Security Group, Inc. *          30,934            990
   AMERIGROUP Corp. *                               63,500          3,572
   OCA, Inc. *                                     133,830            634
   Pediatrix Medical Group, Inc. *                  13,605            746
   Province Healthcare Co. *                        61,439          1,285
   Sunrise Senior Living, Inc. *                    42,023          1,476
-------------------------------------------------------------------------
                                                                    8,703
-------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                   6,250            147
   Walter Industries, Inc.                           3,900             63
-------------------------------------------------------------------------
                                                                      210
-------------------------------------------------------------------------
HOME BUILDERS - 0.3%
   Beazer Homes USA, Inc.                            5,643            603
   Coachmen Industries, Inc.                         2,900             46
   Dominion Homes, Inc. *                            7,654            182
   Levitt Corp. *                                    1,925             45
   M/I Homes, Inc.                                   1,310             56
   Modtech Holdings, Inc. *                         14,232            107
   Orleans Homebuilders, Inc. *                      3,225             73
   Palm Harbor Homes, Inc. *                         2,779             47
   Skyline Corp.                                       302             12
   Technical Olympic USA, Inc.                          22              1
-------------------------------------------------------------------------
                                                                    1,172
-------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Flexsteel Industries, Inc.                       15,923            283
   Salton, Inc. *                                    1,200              7
-------------------------------------------------------------------------
                                                                      290
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.4%
   American Banknote Corp. *                            27              -
   Central Garden and Pet Co. *                      5,642            173
   CSS Industries, Inc.                             44,190          1,367
   Russ Berrie & Co., Inc.                           6,147            124
   Water Pik Technologies, Inc. *                    5,638             84
-------------------------------------------------------------------------
                                                                    1,748
-------------------------------------------------------------------------
HOUSEWARES - 0.0%
   Enesco Group, Inc. *                             26,602            182
-------------------------------------------------------------------------
INSURANCE - 6.6%
   AmerUs Group Co.                                  8,465            347
   Baldwin & Lyons, Inc., Class B                    3,023             76
   CNA Surety Corp. *                               11,800            125
   Commerce Group, Inc.                              8,163            395
   Crawford & Co., Class A                           3,500             23
   Delphi Financial Group, Inc., Class A            68,200          2,740
   EMC Insurance Group, Inc.                         6,319            133
   Erie Family Life Insurance Co.                    6,500            204
   FBL Financial Group, Inc., Class A               19,550            512
   Financial Industries Corp.                       22,829            194
   Great American Financial Resources, Inc.         63,992            978
   Harleysville Group, Inc.                          4,681             97
   Horace Mann Educators Corp.                      38,597            678

See Notes to the Financial Statements.

EQUITY FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                NUMBER          VALUE
                                               OF SHARES       (000S)
COMMON STOCKS - 94.6% - CONTINUED
INSURANCE - 6.6% - (CONTINUED)
   Independence Holding Co.                      13,604        $   240
   Kansas City Life Insurance Co.                   106              4
   Landamerica Financial Group, Inc.             42,023          1,912
   Midland (The) Co.                              6,386            175
   Navigators Group, Inc. *                      14,512            424
   Penn-America Group, Inc.                       1,850             25
   ProAssurance Corp. *                          53,409          1,870
   PXRE Group Ltd.                                  900             21
   RLI Corp.                                     76,100          2,858
   Safety Insurance Group, Inc.                     258              6
   Selective Insurance Group, Inc.               75,689          2,816
   Stewart Information Services Corp.            65,605          2,585
   UICI                                         132,822          4,349
   United Fire & Casualty Co.                    15,685            899
   Universal American Financial Corp. *         243,361          3,147
----------------------------------------------------------------------
                                                                27,833
----------------------------------------------------------------------
INTERNET - 0.4%
   AsiaInfo Holdings, Inc. *                     10,674             52
   ePlus, Inc. *                                  4,770             50
   Neoforma, Inc. *                              24,690            230
   NetBank, Inc.                                140,908          1,410
   Valueclick, Inc. *                             7,276             69
----------------------------------------------------------------------
                                                                 1,811
----------------------------------------------------------------------
IRON/STEEL - 2.3%
   Gibraltar Steel Corp.                         49,344          1,784
   Material Sciences Corp. *                     12,000            162
   Reliance Steel & Aluminum Co.                 73,465          2,917
   Steel Dynamics, Inc.                         119,020          4,597
   Steel Technologies, Inc.                       7,659            196
----------------------------------------------------------------------
                                                                 9,656
----------------------------------------------------------------------
LEISURE TIME - 0.3%
   Callaway Golf Co.                              2,400             25
   K2, Inc. *                                    52,605            753
   Navigant International, Inc. *                18,053            295
   Pegasus Solutions, Inc. *                     15,228            181
----------------------------------------------------------------------
                                                                 1,254
----------------------------------------------------------------------
LODGING - 0.6%
   Aztar Corp. *                                 25,698            681
   Boca Resorts, Inc., Class A *                 30,822            572
   Marcus Corp.                                  69,888          1,361
----------------------------------------------------------------------
                                                                 2,614
----------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   JLG Industries, Inc.                          37,388            628
   Terex Corp. *                                 84,954          3,687
----------------------------------------------------------------------
                                                                 4,315
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.7%
   Alamo Group, Inc.                              5,400            101
   Applied Industrial Technologies, Inc.         46,856          1,675
   Cascade Corp.                                 13,201            366
   Flowserve Corp. *                             57,022          1,379
   Gardner Denver, Inc. *                         6,444            178
   Gerber Scientific, Inc. *                      5,700             38
   Kadant, Inc. *                                28,721            527
   Robbins & Myers, Inc.                          5,341            117
   Sauer-Danfoss, Inc.                          114,985          1,964
   Stewart & Stevenson Services, Inc.            25,200            445
   Thomas Industries, Inc.                       19,349            608
----------------------------------------------------------------------
                                                                 7,398
----------------------------------------------------------------------
MEDIA - 0.5%
   American Satellite Network *                     255              -
   Liberty Corp.                                 12,200            485
   Media General, Inc., Class A                  16,124            902
   Pulitzer, Inc.                                 2,419            120
   Scholastic Corp. *                            16,225            501
----------------------------------------------------------------------
                                                                 2,008
----------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.2%
   CIRCOR International, Inc.                    40,109            782
   Commercial Metals Co.                         71,450          2,838
   Mueller Industries, Inc.                      15,822            680
   Quanex Corp.                                  14,705            754
----------------------------------------------------------------------
                                                                 5,054
----------------------------------------------------------------------
MINING - 0.3%
   Amcol International Corp.                     56,535          1,081
   USEC, Inc.                                    18,341            190
----------------------------------------------------------------------
                                                                 1,271
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.0%
   Ameron International Corp.                    39,605          1,303
   Aptargroup, Inc.                              66,000          2,902
   ESCO Technologies, Inc. *                     14,109            956
   Flanders Corp. *                               3,176             27
   Griffon Corp. *                                3,923             83
   Jacuzzi Brands, Inc. *                        19,248            179
   Myers Industries, Inc.                        34,599            379

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 67 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS

   SMALL CAP VALUE FUND (continued)

                                                        NUMBER          VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 94.6% - CONTINUED
MISCELLANEOUS MANUFACTURING - 2.0% - (CONTINUED)
   Smith (A.O.) Corp.                                    68,316        $ 1,664
   Standex International Corp.                           11,182            274
   Tredegar Corp.                                        33,155            603
   Trinity Industries, Inc.                               9,271            289
------------------------------------------------------------------------------
                                                                         8,659
------------------------------------------------------------------------------
OIL & GAS - 4.0%
   Carrizo Oil & Gas, Inc. *                                700              7
   Clayton Williams Energy, Inc. *                       27,912            598
   Harvest Natural Resources, Inc. *                    113,775          1,889
   Houston Exploration Co. *                             63,600          3,775
   Magnum Hunter Resources, Inc. *                      245,600          2,834
   Petroleum Development Corp. *                            855             37
   Plains Exploration & Production Co. *                  2,490             59
   Range Resources Corp.                                134,636          2,355
   Stone Energy Corp. *                                  63,800          2,792
   Vintage Petroleum, Inc.                              123,853          2,486
------------------------------------------------------------------------------
                                                                        16,832
------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.1%
   Lufkin Industries, Inc.                                2,797            104
   Oil States International, Inc. *                     189,200          3,538
   Universal Compression Holdings, Inc. *                   302             10
   Willbros Group, Inc. *                                57,000            850
------------------------------------------------------------------------------
                                                                         4,502
------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Chesapeake Corp.                                      41,797          1,004
   Greif Brothers Corp., Class A                          4,535            191
------------------------------------------------------------------------------
                                                                         1,195
------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
   Omega Protein Corp. *                                 63,589            490
------------------------------------------------------------------------------
PIPELINES - 0.1%
   Kinder Morgan Management LLC *                         1,599             66
   Magellan Midstream Partners                            3,900            215
   TC Pipelines LP                                        2,900            107
   TransMontaigne, Inc. *                                28,300            165
------------------------------------------------------------------------------
                                                                           553
------------------------------------------------------------------------------
REAL ESTATE - 0.9%
   Avatar Holdings, Inc. *                                2,419            103
   Bresler & Reiner, Inc. *                               2,200             64
   Jones Lang LaSalle, Inc. *                            48,674          1,607
   LNR Property Corp.                                    11,841            733
   Trammell Crow Co. *                                   49,078            771
   W.P. & Co. LLC                                        15,300            457
------------------------------------------------------------------------------
                                                                         3,735
------------------------------------------------------------------------------
REITS - 10.0%
   Acadia Realty Trust                                   29,023            428
   American Home Mortgage Investment Corp.                5,575            156
   American Land Lease, Inc.                             24,888            483
   American Mortgage Acceptance Co.                       4,900             81
   AMLI Residential Properties Trust                      4,837            148
   Anthracite Capital, Inc.                               3,200             35
   Anworth Mortgage Asset Corp.                           3,400             39
   Brandywine Realty Trust                               34,868            993
   Burnham Pacific Properties, Inc.                      29,900              4
   Capital Trust, Class A                                12,119            353
   Commercial Net Lease Realty                          124,186          2,263
   Correctional Properties Trust                         16,628            454
   CRT Properties, Inc.                                  71,349          1,530
   EastGroup Properties, Inc.                            21,465            713
   Equity One, Inc.                                     156,928          3,079
   Gables Residential Trust                              30,069          1,027
   Glenborough Realty Trust, Inc.                        17,700            368
   Healthcare Realty Trust, Inc.                         77,600          3,029
   Heritage Property Investment Trust                    14,008            409
   Highwoods Properties, Inc.                             5,000            123
   Home Properties of New York, Inc.                     15,600            617
   IMPAC Mortgage Holdings, Inc.                        151,200          3,976
   Innkeepers USA Trust                                   5,800             72
   Investors Real Estate Trust                            9,473             95
   Kilroy Realty Corp.                                   85,900          3,267
   LaSalle Hotel Properties                               6,752            186
   MFA Mortgage Investments, Inc.                       104,706            964
   Mid-America Apartment Communities, Inc.                  302             12
   Mission West Properties                                4,535             47
   National Health Investors, Inc.                       35,171          1,000
   National Health Realty, Inc.                             400              8
   Newcastle Investment Corp.                            77,295          2,373
   OMEGA Healthcare Investors, Inc.                      12,295            132
   Parkway Properties, Inc.                              24,690          1,147
   Pennsylvania Real Estate Investment Trust             81,400          3,147
   Prentiss Properties Trust                             55,023          1,981
   PS Business Parks, Inc.                               46,457          1,851
   RAIT Investment Trust                                 29,729            813
   Ramco-Gershenson Properties                           11,181            303

See Notes to the Financial Statements.

EQUITY FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 94.6% - CONTINUED
REITS - 10.0% - (CONTINUED)
           Saxon Capital, Inc. *                             117,087        $ 2,517
           Senior Housing Properties Trust                    57,039          1,016
           SL Green Realty Corp.                              16,500            855
           Sovran Self Storage, Inc.                           8,161            320
           Summit Properties, Inc.                             1,500             40
           Winston Hotels, Inc.                               10,700            114
-----------------------------------------------------------------------------------
                                                                             42,568
-----------------------------------------------------------------------------------
RETAIL - 6.0%
           Brookstone, Inc. *                                 10,631            201
           Burlington Coat Factory Warehouse Corp.            49,400          1,049
           Casey's General Stores, Inc.                       15,923            296
           Cash America International, Inc.                    1,109             27
           Charlotte Russe Holding, Inc. *                     4,039             46
           Charming Shoppes, Inc. *                          140,481          1,000
           Copart, Inc. *                                      5,370            102
           Dave & Buster's, Inc. *                             3,926             74
           Dress Barn, Inc. *                                    349              6
           Finlay Enterprises, Inc. *                          8,464            165
           Frisch's Restaurants, Inc.                            800             20
           GameStop Corp., Class A *                          48,070            890
           Goody's Family Clothing, Inc.                       8,364             70
           Group 1 Automotive, Inc. *                          4,331            118
           Haverty Furniture Cos., Inc.                       10,475            184
           IHOP Corp.                                          1,008             39
           Landry's Restaurants, Inc.                         68,023          1,856
           Linens 'N Things, Inc. *                           37,357            866
           Lithia Motors, Inc., Class A                        7,654            163
           Lone Star Steakhouse & Saloon, Inc.                79,526          2,054
           Longs Drug Stores Corp.                            47,768          1,156
           MarineMax, Inc. *                                  42,527            958
           Men's Wearhouse, Inc. *                            17,434            506
           Movado Group, Inc.                                  7,352            125
           Neiman Marcus Group (The), Inc., Class A           58,200          3,346
           Noland Co.                                          2,560            110
           O'Charleys, Inc. *                                  7,241            118
           Pantry (The), Inc. *                               50,992          1,283
           Pep Boys - Manny, Moe & Jack                       81,830          1,146
           School Specialty, Inc. *                            7,357            290
           Shoe Carnival, Inc. *                               6,144             72
           ShopKo Stores, Inc. *                              48,574            846
           Smart & Final, Inc. *                              49,985            838
           Sonic Automotive, Inc.                             60,848          1,220
           Sports Authority (The), Inc. *                     22,842            530
           Stage Stores, Inc. *                                6,941            238
           Steak n Shake (The) Co. *                           2,217             38
           Stein Mart, Inc. *                                  3,453             53
           TBC Corp. *                                        38,864            868
           United Auto Group, Inc.                            58,922          1,478
           West Marine, Inc. *                                51,515          1,101
           Worldwide Restaurant Concepts, Inc. *               1,400              4
-----------------------------------------------------------------------------------
                                                                             25,550
-----------------------------------------------------------------------------------
SAVINGS & LOANS - 5.0%
           BankAtlantic Bancorp, Inc., Class A                67,419          1,235
           BankUnited Financial Corp., Class A *              24,690            720
           BostonFed Bancorp, Inc.                             4,800            206
           Brookline Bancorp, Inc.                            87,742          1,375
           Camco Financial Corp.                               1,021             15
           CFS Bancorp, Inc.                                   9,099            127
           Citizens First Bancorp, Inc.                        4,588            115
           Citizens South Banking Corp.                          100              1
           Commercial Capital Bancorp, Inc.                   42,570            966
           Commercial Federal Corp.                          115,186          3,108
           Downey Financial Corp.                             17,031            936
           EFC Bancorp, Inc.                                   9,070            228
           First Defiance Financial Corp.                     20,325            529
           First Niagara Financial Group, Inc.                 1,621             22
           First Place Financial Corp. of Ohio                12,623            252
           FirstBank NW Corp.                                     90              3
           FirstFed Financial Corp. *                         46,256          2,261
           HMN Financial, Inc.                                   990             27
           Itla Capital Corp. *                               18,640            861
           MAF Bancorp, Inc.                                  16,166            697
           MASSBANK Corp.                                      5,969            222
           MutualFirst Financial, Inc.                         6,821            164
           Partners Trust Financial Group, Inc.               11,045            114
           PFF Bancorp, Inc.                                  32,026          1,226
           Provident Financial Holdings                        2,314             67
           Sterling Financial Corp. of Washington *           48,456          1,708
           Timberland Bancorp, Inc.                            5,844            137
           United Community Financial Corp. of Ohio          156,986          1,785
           Waypoint Financial Corp.                           59,897          1,651
           Westfield Financial, Inc.                           2,519             59
           Woronoco Bancorp, Inc.                              7,200            279
-----------------------------------------------------------------------------------
                                                                             21,096
-----------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 69 EQUITY FUNDS

EQUITY FUNDS

    SCHEDULE OF INVESTMENTS

    SMALL CAP VALUE FUND (continued)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 94.6% - CONTINUED
SEMICONDUCTORS - 0.6%
           Emulex Corp. *                                    195,587        $ 2,253
           ESS Technology, Inc. *                             60,566            415
-----------------------------------------------------------------------------------
                                                                              2,668
-----------------------------------------------------------------------------------
SOFTWARE - 1.3%
           Ascential Software Corp. *                        206,423          2,781
           eFunds Corp. *                                    101,682          1,890
           JDA Software Group, Inc. *                         53,008            574
           Midway Games, Inc. *                               11,900            118
           Phoenix Technologies Ltd. *                        30,689            153
-----------------------------------------------------------------------------------
                                                                              5,516
-----------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.2%
           Aeroflex, Inc. *                                   65,302            690
           Anixter International, Inc. *                      18,936            664
           Atlantic Tele-Network, Inc.                         1,400             40
           Comtech Telecommunications *                        7,951            216
           CT Communications, Inc.                            57,919            799
           EMS Technologies, Inc. *                           73,969          1,276
           Hypercom Corp. *                                  158,402          1,169
           Powerwave Technologies, Inc. *                      3,097             19
           Price Communications Corp. *                        3,875             59
           Sunrise Telecom, Inc.                              15,455             44
           U.S. Cellular Corp. *                               6,100            263
-----------------------------------------------------------------------------------
                                                                              5,239
-----------------------------------------------------------------------------------
TEXTILES - 0.3%
           Angelica Corp.                                      2,519             63
           G & K Services, Inc., Class A                       5,341            212
           Quaker Fabric Corp.                                 7,628             49
           Unifirst Corp. of Massachusetts                    35,171          1,006
-----------------------------------------------------------------------------------
                                                                              1,330
-----------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.4%
           Department 56, Inc. *                              34,661            565
           Jakks Pacific, Inc. *                              16,645            383
           RC2 Corp. *                                        19,047            626
-----------------------------------------------------------------------------------
                                                                              1,574
-----------------------------------------------------------------------------------
TRANSPORTATION - 2.9%
           Alexander & Baldwin, Inc.                          45,850          1,556
           Covenant Transport, Inc., Class A *                22,569            436
           Genesee & Wyoming, Inc., Class A *                  9,164            232
           Gulfmark Offshore, Inc. *                           9,611            157
           Kansas City Southern Industries, Inc. *            65,202            989
           Marten Transport Ltd. *                             7,800            136
           Offshore Logistics, Inc. *                         46,043          1,585
           OMI Corp.                                         158,200          2,534
           Overseas Shipholding Group                         69,200          3,434
           U.S. Xpress Enterprises, Inc., Class A *            9,842            183
           USA Truck, Inc. *                                     254              3
           USF Corp.                                          29,700          1,066
-----------------------------------------------------------------------------------
                                                                             12,311
-----------------------------------------------------------------------------------
TRUCKING & LEASING - 0.3%
           GATX Corp.                                         42,830          1,142
           Greenbrier Cos., Inc. *                             3,628             87
           Interpool, Inc.                                     8,600            161
-----------------------------------------------------------------------------------
                                                                              1,390
-----------------------------------------------------------------------------------
WATER - 0.0%

           American States Water Co.                           5,341            133
           California Water Service Group                      1,705             50
-----------------------------------------------------------------------------------
                                                                                183
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------------------
(COST $313,160)                                                             401,796
-----------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                             (000S)          (000S)
CONVERTIBLE BONDS - 0.0%
DISTRIBUTION/WHOLESALE - 0.0%
           Timco Aviation Services, Inc.,(1)
             8.00%, 1/2/07                                 $       1              -
-----------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
-----------------------------------------------------------------------------------
(COST $ -)                                                                        -

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
OTHER - 0.0%
           Escrow American Medical Electronics, Inc. *         5,000              -
           Escrow DLB Oil & Gas *                              2,100              -
           Escrow Kinder Morgan Management LLC *             237,310              -
-----------------------------------------------------------------------------------
TOTAL OTHER
-----------------------------------------------------------------------------------
(COST $ -)                                                                        -

See Notes to the Financial Statements.

EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
WARRANTS - 0.0%
           American Banknote Corp., Exp. 10/1/07 *                 9         $    -
           American Banknote Corp., Exp. 10/1/07 *                 9              -
           Timco Aviation Services, Inc. Exp. 2/27/07 *          864              -
-----------------------------------------------------------------------------------
TOTAL WARRANTS
-----------------------------------------------------------------------------------
(COST $ -)                                                                        -

                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                             (000S)         (000S)
SHORT-TERM INVESTMENTS - 5.3%
           HSBC Bank PLC, London,
                  Eurodollar Time Deposit,
                  1.91%, 10/1/04                           $  21,182         21,182
           U.S. Treasury Bill, (2)
                  1.62%, 12/23/04                              1,155          1,151
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------
(COST $22,333)                                                               22,333
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
-----------------------------------------------------------------------------------
(COST $335,493)                                                             424,128
           Other Assets less Liabilities - 0.1%                                 541
-----------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                        $424,669

(1)   Fair valued security

(2) Securities pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At September 30, 2004, the Small Cap Value Fund had open futures contracts as follows:

                                   NOTIONAL                              UNREALIZED
                  NUMBER OF         AMOUNT   CONTRACT     CONTRACT          GAIN
    TYPE          CONTRACTS         (000S)   POSITION       EXP.           (000S)
Russell 2000         77            $ 22,099    Long         12/04        $      110
===================================================================================

At September 30, 2004, the Small Cap Value Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                                  PERCENTAGE
Consumer Discretionary                                                   13.6%
Consumer Staples                                                          3.8
Energy                                                                    7.4
Financials                                                               34.7
Health Care                                                               3.7
Industrials                                                              16.3
Information Technology                                                    6.7
Materials                                                                 8.0
Telecommunication Services                                                0.6
Utilities                                                                 5.2
-----------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 71 EQUITY FUNDS

EQUITY  FUNDS

    SCHEDULE OF INVESTMENTS

    STOCK INDEX FUND

                                                            NUMBER           VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2%
ADVERTISING - 0.2%
           Interpublic Group of Cos. (The), Inc. *            14,800         $  157
           Omnicom Group                                       6,600            482
-----------------------------------------------------------------------------------
                                                                                639
-----------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.7%
           Boeing (The) Co.                                   29,668          1,531
           General Dynamics Corp.                              7,000            715
           Goodrich Corp.                                      4,200            132
           Lockheed Martin Corp.                              15,646            873
           Northrop Grumman Corp.                             12,598            672
           Raytheon Co.                                       15,100            573
           Rockwell Collins, Inc.                              6,500            241
           United Technologies Corp.                          18,000          1,681
-----------------------------------------------------------------------------------
                                                                              6,418
-----------------------------------------------------------------------------------
AGRICULTURE - 1.3%
           Altria Group, Inc.                                 72,000          3,387
           Archer-Daniels-Midland Co.                         22,992            390
           Monsanto Co.                                        9,341            340
           Reynolds American, Inc.                             5,200            354
           UST, Inc.                                           5,800            234
-----------------------------------------------------------------------------------
                                                                              4,705
-----------------------------------------------------------------------------------
AIRLINES - 0.1%
           Delta Air Lines, Inc. *                             4,800             16
           Southwest Airlines Co.                             27,930            380
-----------------------------------------------------------------------------------
                                                                                396
-----------------------------------------------------------------------------------
APPAREL - 0.4%
           Coach, Inc. *                                       6,600            280
           Jones Apparel Group, Inc.                           4,500            161
           Liz Claiborne, Inc.                                 4,000            151
           NIKE, Inc., Class B                                 9,300            733
           Reebok International Ltd.                           2,200             81
           VF Corp.                                            3,928            194
-----------------------------------------------------------------------------------
                                                                              1,600
-----------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
           Ford Motor Co.                                     64,275            903
           General Motors Corp.                               19,800            841
           Navistar International Corp. *                      2,580             96
           PACCAR, Inc.                                        6,135            424
-----------------------------------------------------------------------------------
                                                                              2,264
-----------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
           Cooper Tire & Rubber Co.                            2,600             52
           Dana Corp.                                          5,272             93
           Delphi Corp.                                       20,110            187
           Goodyear Tire & Rubber (The) Co. *                  6,258             67
           Johnson Controls, Inc.                              6,700            381
           Visteon Corp.                                       4,699             38
-----------------------------------------------------------------------------------
                                                                                818
-----------------------------------------------------------------------------------
BANKS - 6.4%
           AmSouth Bancorp                                    12,550            306
           Bank of America Corp.                             142,940          6,194
           Bank of New York Co. (The), Inc.                   27,800            811
           BB&T Corp.                                         20,000            794
           Comerica, Inc.                                      6,150            365
           Fifth Third Bancorp                                19,961            983
           First Horizon National Corp. NA                     4,500            195
           Huntington Bancshares, Inc.                         8,272            206
           KeyCorp                                            14,600            461
           M&T Bank Corp.                                      4,300            412
           Marshall & Ilsley Corp.                             8,100            326
           Mellon Financial Corp.                             15,000            415
           National City Corp.                                24,300            938
           North Fork Bancorporation, Inc.                     5,600            249
           PNC Financial Services Group, Inc.                  9,900            536
           Regions Financial Corp.                            16,900            559
           SouthTrust Corp.                                   11,700            487
           State Street Corp.                                 11,800            504
           SunTrust Banks, Inc.                                9,900            697
           Synovus Financial Corp.                            11,050            289
           U.S. Bancorp                                       66,577          1,924
           Wachovia Corp.                                     45,974          2,158
           Wells Fargo & Co.                                  59,257          3,534
           Zions Bancorporation                                3,200            195
-----------------------------------------------------------------------------------
                                                                             23,538
-----------------------------------------------------------------------------------
BEVERAGES - 2.3%
           Anheuser-Busch Cos., Inc.                          28,088          1,403
           Brown-Forman Corp., Class B                         4,300            197
           Coca-Cola (The) Co.                                85,200          3,412
           Coca-Cola Enterprises, Inc.                        16,500            312
           Coors (Adolph) Co., Class B                         1,300             88
           Pepsi Bottling Group, Inc.                          9,100            247
           PepsiCo, Inc.                                      59,480          2,894
-----------------------------------------------------------------------------------
                                                                              8,553
-----------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
           Amgen, Inc. *                                      44,436          2,519

See Notes to the Financial Statements.

EQUITY FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
BIOTECHNOLOGY - 1.2% - (CONTINUED)
           Biogen Idec, Inc. *                                11,755         $  719
           Chiron Corp. *                                      6,700            296
           Genzyme Corp. *                                     8,000            435
           Medimmune, Inc. *                                   8,800            209
           Millipore Corp. *                                   1,800             86
-----------------------------------------------------------------------------------
                                                                              4,264
-----------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
           American Standard Companies, Inc. *                 7,600            296
           Masco Corp.                                        15,300            528
           Vulcan Materials Co.                                3,600            183
-----------------------------------------------------------------------------------
                                                                              1,007
-----------------------------------------------------------------------------------
CHEMICALS - 1.6%
           Air Products & Chemicals, Inc.                      8,000            435
           Ashland, Inc.                                       2,500            140
           Dow Chemical (The) Co.                             33,071          1,494
           du Pont (E.I.) de Nemours & Co.                    35,077          1,501
           Eastman Chemical Co.                                2,775            132
           Ecolab, Inc.                                        9,100            286
           Engelhard Corp.                                     4,362            124
           Great Lakes Chemical Corp.                          1,900             49
           Hercules, Inc. *                                    3,900             56
           International Flavors & Fragrances, Inc.            3,400            130
           PPG Industries, Inc.                                6,000            368
           Praxair, Inc.                                      11,400            487
           Rohm & Haas Co.                                     7,943            341
           Sherwin-Williams (The) Co.                          5,000            220
           Sigma-Aldrich Corp.                                 2,400            139
-----------------------------------------------------------------------------------
                                                                              5,902
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
           Apollo Group, Inc., Class A *                       6,800            499
           Cendant Corp.                                      36,008            778
           Convergys Corp. *                                   5,100             69
           Deluxe Corp.                                        1,800             74
           Donnelley (R.R.) & Sons Co.                         7,800            244
           Equifax, Inc.                                       4,900            129
           H&R Block, Inc.                                     5,800            287
           McKesson Corp.                                     10,341            265
           Moody's Corp.                                       5,302            388
           Paychex, Inc.                                      13,400            404
           Robert Half International, Inc.                     6,100            157
-----------------------------------------------------------------------------------
                                                                              3,294
-----------------------------------------------------------------------------------
COMPUTERS - 3.9%
           Affiliated Computer Services, Inc., Class A *       4,500            251
           Apple Computer, Inc. *                             13,400            519
           Computer Sciences Corp. *                           6,700            316
           Dell, Inc. *                                       87,700          3,122
           Electronic Data Systems Corp.                      17,200            334
           EMC Corp. of Massachusetts *                       85,212            983
           Gateway, Inc. *                                    12,500             62
           Hewlett-Packard Co.                               106,042          1,988
           International Business Machines Corp.              58,840          5,045
           Lexmark International, Inc. *                       4,600            386
           NCR Corp. *                                         3,300            164
           Network Appliance, Inc. *                          12,300            283
           Sun Microsystems, Inc. *                          118,100            477
           Sungard Data Systems, Inc. *                       10,200            242
           Unisys Corp. *                                     12,000            124
-----------------------------------------------------------------------------------
                                                                             14,296
-----------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.5%
           Alberto-Culver Co., Class B                         3,200            139
           Avon Products, Inc.                                16,644            727
           Colgate-Palmolive Co.                              18,700            845
           Gillette (The) Co.                                 35,188          1,469
           Kimberly-Clark Corp.                               17,336          1,120
           Procter & Gamble Co.                               89,312          4,833
-----------------------------------------------------------------------------------
                                                                              9,133
-----------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
           Genuine Parts Co.                                   6,150            236
           Grainger (W.W.), Inc.                               3,200            184
-----------------------------------------------------------------------------------
                                                                                420
-----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
           American Express Co.                               44,500          2,290
           Bear Stearns Cos. (The), Inc.                       3,576            344
           Capital One Financial Corp.                         8,300            613
           Charles Schwab (The) Corp.                         48,225            443
           Citigroup, Inc.                                   181,961          8,028
           Countrywide Financial Corp.                        19,800            780
           E*TRADE Financial Corp. *                          13,100            150
           Fannie Mae                                         34,100          2,162
           Federated Investors, Inc., Class B                  3,814            109
           Franklin Resources, Inc.                            8,900            496
           Freddie Mac                                        24,100          1,572
           Goldman Sachs Group, Inc.                          17,020          1,587
           Janus Capital Group, Inc.                           8,700            118

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 73 EQUITY FUNDS

EQUITY FUNDS

    SCHEDULE OF INVESTMENTS

    STOCK INDEX FUND (continued)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 8.2% - (CONTINUED)
           Lehman Brothers Holdings, Inc.                      9,700        $   773
           MBNA Corp.                                         44,907          1,132
           Merrill Lynch & Co., Inc.                          32,984          1,640
           Morgan (J.P.) Chase & Co.                         125,125          4,971
           Morgan Stanley                                     38,218          1,884
           Price (T. Rowe) Group, Inc.                         4,500            229
           Providian Financial Corp. *                        10,400            162
           SLM Corp.                                          15,600            696
-----------------------------------------------------------------------------------
                                                                             30,179
-----------------------------------------------------------------------------------
ELECTRIC - 2.7%
           AES Corp. *                                        22,400            224
           Allegheny Energy, Inc. *                            4,600             73
           Ameren Corp.                                        6,200            286
           American Electric Power Co.                        13,940            446
           Calpine Corp. *                                    14,700             43
           Centerpoint Energy, Inc.                           10,822            112
           Cinergy Corp.                                       6,441            255
           CMS Energy Corp. *                                  5,600             53
           Consolidated Edison, Inc.                           8,300            349
           Constellation Energy Group, Inc.                    6,000            239
           Dominion Resources, Inc. of Virginia               11,593            757
           DTE Energy Co.                                      6,100            257
           Duke Energy Corp.                                  32,304            739
           Edison International                               11,600            308
           Entergy Corp.                                       8,000            485
           Exelon Corp.                                       23,124            848
           FirstEnergy Corp.                                  11,615            477
           FPL Group, Inc.                                     6,500            444
           NiSource, Inc.                                      9,300            195
           PG&E Corp. *                                       14,100            429
           Pinnacle West Capital Corp.                         3,300            137
           PPL Corp.                                           6,400            302
           Progress Energy, Inc.                               8,700            368
           Public Service Enterprise Group, Inc.               8,350            356
           Southern (The) Co.                                 25,900            777
           TECO Energy, Inc.                                   6,800             92
           TXU Corp.                                           9,984            478
           Xcel Energy, Inc.                                  14,585            253
-----------------------------------------------------------------------------------
                                                                              9,782
-----------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
           American Power Conversion Corp.                     7,300            127
           Emerson Electric Co.                               14,700            910
           Molex, Inc.                                         6,775            202
           Power-One, Inc. *                                   3,200             20
-----------------------------------------------------------------------------------
                                                                              1,259
-----------------------------------------------------------------------------------
ELECTRONICS - 0.6%
           Agilent Technologies, Inc. *                       17,056            368
           Applera Corp. - Applied Biosystems Group            7,200            136
           Fisher Scientific International, Inc. *             4,100            239
           Jabil Circuit, Inc. *                               7,100            163
           Parker-Hannifin Corp.                               4,225            249
           PerkinElmer, Inc.                                   4,700             81
           Sanmina-SCI Corp. *                                18,800            133
           Solectron Corp. *                                  30,400            150
           Symbol Technologies, Inc.                           8,300            105
           Tektronix, Inc.                                     3,100            103
           Thermo Electron Corp. *                             5,700            154
           Waters Corp. *                                      4,100            181
-----------------------------------------------------------------------------------
                                                                              2,062
-----------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
           Fluor Corp.                                         3,000            134
-----------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
           International Game Technology                      12,200            439
-----------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
           Allied Waste Industries, Inc. *                    11,600            103
           Waste Management, Inc.                             20,673            565
-----------------------------------------------------------------------------------
                                                                                668
-----------------------------------------------------------------------------------
FOOD - 1.6%
           Albertson's, Inc.                                  12,945            310
           Campbell Soup Co.                                  14,600            384
           ConAgra Foods, Inc.                                18,500            475
           General Mills, Inc.                                13,400            602
           Heinz (H.J.) Co.                                   12,300            443
           Hershey Foods Corp.                                 8,600            402
           Kellogg Co.                                        14,500            618
           Kroger Co. *                                       26,400            410
           McCormick & Co., Inc.                               4,800            165
           Safeway, Inc. *                                    15,900            307
           Sara Lee Corp.                                     27,900            638
           SUPERVALU, Inc.                                     4,800            132
           Sysco Corp.                                        22,500            673
           Winn-Dixie Stores, Inc.                             5,500             17
           Wrigley (Wm.) Jr. Co.                               7,900            500
-----------------------------------------------------------------------------------
                                                                              6,076
-----------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
FOREST PRODUCTS & PAPER - 0.6%
           Boise Cascade Corp.                                 2,233         $   74
           Georgia-Pacific Corp.                               9,094            327
           International Paper Co.                            17,272            698
           Louisiana-Pacific Corp.                             3,816             99
           MeadWestvaco Corp.                                  7,159            228
           Plum Creek Timber Co., Inc.                         6,500            228
           Temple-Inland, Inc.                                 1,950            131
           Weyerhaeuser Co.                                    8,000            532
-----------------------------------------------------------------------------------
                                                                              2,317
-----------------------------------------------------------------------------------
GAS - 0.2%
           KeySpan Corp.                                       5,700            224
           NICOR, Inc.                                         1,500             55
           Peoples Energy Corp.                                1,400             58
           Sempra Energy                                       8,071            292
-----------------------------------------------------------------------------------
                                                                                629
-----------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
           Black & Decker Corp.                                2,800            217
           Snap-On, Inc.                                       2,250             62
           Stanley Works (The)                                 2,900            123
-----------------------------------------------------------------------------------
                                                                                402
-----------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.7%
           Bard (C.R.), Inc.                                   3,700            209
           Bausch & Lomb, Inc.                                 1,900            126
           Baxter International, Inc.                         21,700            698
           Becton, Dickinson & Co.                             8,800            455
           Biomet, Inc.                                        8,950            419
           Boston Scientific Corp. *                          29,400          1,168
           Guidant Corp.                                      11,100            733
           Johnson & Johnson                                 104,200          5,870
           Medtronic, Inc.                                    42,500          2,206
           St. Jude Medical, Inc. *                            6,200            467
           Stryker Corp.                                      14,100            678
           Zimmer Holdings, Inc. *                             8,640            683
-----------------------------------------------------------------------------------
                                                                             13,712
-----------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.3%
           Aetna, Inc.                                         5,423            542
           Anthem, Inc. *                                      4,900            428
           HCA, Inc.                                          16,947            646
           Health Management Associates, Inc., Class A         8,600            176
           Humana, Inc. *                                      5,800            116
           Manor Care, Inc.                                    3,250             97
           Quest Diagnostics, Inc.                             3,600            318
           Tenet Healthcare Corp. *                           16,700            180
           UnitedHealth Group, Inc.                           23,300          1,718
           WellPoint Health Networks, Inc. *                   5,500            578
-----------------------------------------------------------------------------------
                                                                              4,799
-----------------------------------------------------------------------------------
HOME BUILDERS - 0.2%
           Centex Corp.                                        4,400            222
           KB HOME                                             1,586            134
           Pulte Homes, Inc.                                   4,500            276
-----------------------------------------------------------------------------------
                                                                                632
-----------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
           Leggett & Platt, Inc.                               6,900            194
           Maytag Corp.                                        2,800             52
           Whirlpool Corp.                                     2,300            138
-----------------------------------------------------------------------------------
                                                                                384
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
           Avery Dennison Corp.                                3,900            256
           Clorox Co.                                          7,500            400
           Fortune Brands, Inc.                                5,100            378
-----------------------------------------------------------------------------------
                                                                              1,034
-----------------------------------------------------------------------------------
HOUSEWARES - 0.1%
           Newell Rubbermaid, Inc.                             9,708            195
-----------------------------------------------------------------------------------
INSURANCE - 4.8%
           ACE Ltd.                                           10,000            401
           AFLAC, Inc.                                        18,000            706
           Allstate (The) Corp.                               24,314          1,167
           AMBAC Financial Group, Inc.                         3,800            304
           American International Group, Inc.                 91,489          6,220
           AON Corp.                                          11,075            318
           Chubb Corp.                                         6,700            471
           CIGNA Corp.                                         4,800            334
           Cincinnati Financial Corp.                          5,995            247
           Hartford Financial Services Group, Inc.            10,300            638
           Jefferson-Pilot Corp.                               4,812            239
           Lincoln National Corp.                              6,200            291
           Loews Corp.                                         6,500            380
           Marsh & McLennan Cos., Inc.                        18,300            838
           MBIA, Inc.                                          5,050            294
           Metlife, Inc.                                      26,300          1,017
           MGIC Investment Corp.                               3,500            233
           Principal Financial Group                          11,100            399
           Progressive (The) Corp.                             7,600            644
           Prudential Financial, Inc.                         18,300            861

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 75 EQUITY FUNDS

EQUITY FUNDS

    SCHEDULE OF INVESTMENTS

    STOCK INDEX FUND (continued)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
INSURANCE - 4.8% - (CONTINUED)
           SAFECO Corp.                                        4,400        $   201
           St. Paul Cos. (The), Inc.                          23,513            777
           Torchmark Corp.                                     3,900            207
           UnumProvident Corp.                                10,461            164
           XL Capital Ltd., Class A                            4,900            363
-----------------------------------------------------------------------------------
                                                                             17,714
-----------------------------------------------------------------------------------
INTERNET - 1.2%
           eBay, Inc. *                                       23,212          2,134
           Monster Worldwide, Inc. *                           4,100            101
           Symantec Corp. *                                   11,000            604
           Yahoo!, Inc. *                                     47,600          1,614
-----------------------------------------------------------------------------------
                                                                              4,453
-----------------------------------------------------------------------------------
IRON/STEEL - 0.1%
           Allegheny Technologies, Inc.                        3,132             57
           Nucor Corp.                                         2,800            256
           United States Steel Corp.                           3,900            147
-----------------------------------------------------------------------------------
                                                                                460
-----------------------------------------------------------------------------------
LEISURE TIME - 0.5%
           Brunswick Corp.                                     3,400            156
           Carnival Corp.                                     22,296          1,054
           Harley-Davidson, Inc.                              10,400            618
           Sabre Holdings Corp.                                4,881            120
-----------------------------------------------------------------------------------
                                                                              1,948
-----------------------------------------------------------------------------------
LODGING - 0.3%
           Harrah's Entertainment, Inc.                        3,950            209
           Hilton Hotels Corp.                                13,600            256
           Marriott International, Inc., Class A               8,000            416
           Starwood Hotels & Resorts Worldwide, Inc.           7,300            339
-----------------------------------------------------------------------------------
                                                                              1,220
-----------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
           Caterpillar, Inc.                                  12,100            973
-----------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.3%
           Cummins, Inc.                                       1,500            111
           Deere & Co.                                         8,700            562
           Rockwell Automation, Inc.                           6,600            255
-----------------------------------------------------------------------------------
                                                                                928
-----------------------------------------------------------------------------------
MEDIA - 3.2%
           Clear Channel Communications, Inc.                 20,700            645
           Comcast Corp., Class A *                           78,454          2,216
           Disney (Walt) Co.                                  72,100          1,626
           Dow Jones & Co., Inc.                               2,900            118
           Gannett Co., Inc.                                   9,300            779
           Knight-Ridder, Inc.                                 2,700            177
           McGraw-Hill Cos. (The), Inc.                        6,700            534
           Meredith Corp.                                      1,800             93
           New York Times Co., Class A                         5,200            203
           Time Warner, Inc. *                               160,600          2,592
           Tribune Co.                                        11,200            461
           Univision Communications, Inc., Class A *          11,400            360
           Viacom, Inc., Class B                              60,948          2,045
-----------------------------------------------------------------------------------
                                                                             11,849
-----------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.0%
           Worthington Industries, Inc.                        3,125             67
-----------------------------------------------------------------------------------
MINING - 0.6%
           Alcoa, Inc.                                        30,712          1,032
           Freeport-McMoRan Copper & Gold, Inc., Class B       6,300            255
           Newmont Mining Corp.                               15,577            709
           Phelps Dodge Corp.                                  3,330            306
-----------------------------------------------------------------------------------
                                                                              2,302
-----------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.9%
           3M Co.                                             27,500          2,199
           Cooper Industries Ltd., Class A                     3,300            195
           Crane Co.                                           2,118             61
           Danaher Corp.                                      10,900            559
           Dover Corp.                                         7,200            280
           Eastman Kodak Co.                                  10,200            329
           Eaton Corp.                                         5,300            336
           General Electric Co.                              370,845         12,453
           Honeywell International, Inc.                      30,312          1,087
           Illinois Tool Works, Inc.                          10,600            987
           Ingersoll-Rand Co., Class A                         6,150            418
           ITT Industries, Inc.                                3,200            256
           Pall Corp.                                          4,566            112
           Textron, Inc.                                       4,900            315
           Tyco International Ltd.                            70,490          2,161
-----------------------------------------------------------------------------------
                                                                             21,748
-----------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
           Pitney Bowes, Inc.                                  8,200            362
           Xerox Corp. *                                      28,296            398
-----------------------------------------------------------------------------------
                                                                                760
-----------------------------------------------------------------------------------
OIL & GAS - 6.4%
           Amerada Hess Corp.                                  3,200            285
           Anadarko Petroleum Corp.                            8,806            584

See Notes to the Financial Statements.

EQUITY FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER           VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
OIL & GAS - 6.4% - (CONTINUED)
           Apache Corp.                                       11,506        $   577
           Burlington Resources, Inc.                         13,864            566
           ChevronTexaco Corp.                                75,406          4,045
           ConocoPhillips                                     24,251          2,009
           Devon Energy Corp.                                  8,300            589
           EOG Resources, Inc.                                 4,100            270
           Exxon Mobil Corp.                                 228,414         11,039
           Kerr-McGee Corp.                                    5,349            306
           Marathon Oil Corp.                                 11,600            479
           Nabors Industries Ltd. *                            5,300            251
           Noble Corp. *                                       4,700            211
           Occidental Petroleum Corp.                         13,800            772
           Rowan Cos., Inc. *                                  3,600             95
           Sunoco, Inc.                                        2,700            200
           Transocean, Inc. *                                 11,410            408
           Unocal Corp.                                        9,300            400
           Valero Energy Corp.                                 4,500            361
-----------------------------------------------------------------------------------
                                                                             23,447
-----------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.7%
           Baker Hughes, Inc.                                 11,740            513
           BJ Services Co.                                     5,700            299
           Halliburton Co.                                    15,700            529
           Schlumberger Ltd.                                  20,700          1,393
-----------------------------------------------------------------------------------
                                                                              2,734
-----------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
           Ball Corp.                                          4,000            150
           Bemis Co.                                           3,800            101
           Pactiv Corp. *                                      5,400            125
           Sealed Air Corp. *                                  2,953            137
-----------------------------------------------------------------------------------
                                                                                513
-----------------------------------------------------------------------------------
PHARMACEUTICALS - 6.4%
           Abbott Laboratories                                54,800          2,321
           Allergan, Inc.                                      4,600            334
           AmerisourceBergen Corp.                             4,009            215
           Bristol-Myers Squibb Co.                           68,260          1,616
           Cardinal Health, Inc.                              15,124            662
           Caremark Rx, Inc. *                                16,200            519
           Express Scripts, Inc. *                             2,700            176
           Forest Laboratories, Inc. *                        13,000            585
           Gilead Sciences, Inc. *                            15,144            566
           Hospira, Inc. *                                     5,480            168
           King Pharmaceuticals, Inc. *                        8,700            104
           Lilly (Eli) & Co.                                  39,696          2,384
           Medco Health Solutions, Inc. *                      9,568            296
           Merck & Co., Inc.                                  77,900          2,571
           Mylan Laboratories, Inc.                            9,600            173
           Pfizer, Inc.                                      265,192          8,115
           Schering-Plough Corp.                              51,700            985
           Watson Pharmaceuticals, Inc. *                      3,800            112
           Wyeth                                              46,800          1,750
-----------------------------------------------------------------------------------
                                                                             23,652
-----------------------------------------------------------------------------------
PIPELINES - 0.2%
           Dynegy, Inc., Class A *                            14,400             72
           El Paso Corp.                                      23,147            213
           Kinder Morgan, Inc.                                 4,400            276
           Williams Cos. (The), Inc.                          18,300            221
-----------------------------------------------------------------------------------
                                                                                782
-----------------------------------------------------------------------------------
REITS - 0.4%
           Apartment Investment & Management Co., Class A      3,400            118
           Equity Office Properties Trust                     14,200            387
           Equity Residential                                  9,800            304
           ProLogis                                            6,535            230
           Simon Property Group, Inc.                          7,100            381
-----------------------------------------------------------------------------------
                                                                              1,420
-----------------------------------------------------------------------------------
RETAIL - 6.9%
           Autonation, Inc. *                                  9,500            162
           Autozone, Inc. *                                    2,900            224
           Bed Bath & Beyond, Inc. *                          10,500            390
           Best Buy Co., Inc.                                 11,450            621
           Big Lots, Inc. *                                    4,200             51
           Circuit City Stores, Inc.                           7,100            109
           Costco Wholesale Corp.                             16,216            674
           CVS Corp.                                          14,000            590
           Darden Restaurants, Inc.                            5,750            134
           Dillard's, Inc., Class A                            3,000             59
           Dollar General Corp.                               11,705            236
           Family Dollar Stores, Inc.                          6,000            163
           Federated Department Stores, Inc.                   6,300            286
           Gap (The), Inc.                                    31,787            594
           Home Depot (The), Inc.                             77,155          3,025
           Kohl's Corp. *                                     12,000            578
           Limited Brands                                     16,600            370
           Lowe's Cos., Inc.                                  27,400          1,489
           May Department Stores (The) Co.                    10,248            263

See Notes to the Financial Statements.

                               NORTHERN FUNDS SEMIANNUAL REPORT 77 EQUITY FUNDS

EQUITY FUNDS

    SCHEDULE OF INVESTMENTS

    STOCK INDEX FUND (continued)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
COMMON STOCKS - 99.2% - CONTINUED
RETAIL - 6.9% - (CONTINUED)
           McDonald's Corp.                                   44,100        $ 1,236
           Nordstrom, Inc.                                     4,900            187
           Office Depot, Inc. *                               11,100            167
           Penney (J.C.) Co., Inc. (Holding Co.)               9,800            346
           RadioShack Corp.                                    5,700            163
           Sears, Roebuck & Co.                                7,500            299
           Staples, Inc.                                      17,450            520
           Starbucks Corp. *                                  14,000            636
           Target Corp.                                       31,700          1,434
           Tiffany & Co.                                       5,200            160
           TJX Cos., Inc.                                     17,400            384
           Toys "R" Us, Inc. *                                 7,475            133
           Wal-Mart Stores, Inc.                             149,000          7,927
           Walgreen Co.                                       36,000          1,290
           Wendy's International, Inc.                         4,000            134
           Yum! Brands, Inc.                                  10,300            419
-----------------------------------------------------------------------------------
                                                                             25,453
-----------------------------------------------------------------------------------
SAVINGS & LOANS - 0.6%
           Golden West Financial Corp.                         5,400            599
           Sovereign Bancorp, Inc.                            11,013            240
           Washington Mutual, Inc.                            30,570          1,195
-----------------------------------------------------------------------------------
                                                                              2,034
-----------------------------------------------------------------------------------
SEMICONDUCTORS - 2.9%
           Advanced Micro Devices, Inc. *                     12,500            162
           Altera Corp. *                                     13,100            256
           Analog Devices, Inc.                               13,300            516
           Applied Materials, Inc. *                          59,600            983
           Applied Micro Circuits Corp. *                     11,600             36
           Broadcom Corp., Class A *                          10,900            297
           Intel Corp.                                       225,300          4,520
           Kla-Tencor Corp. *                                  6,900            286
           Linear Technology Corp.                            10,800            391
           LSI Logic Corp. *                                  13,900             60
           Maxim Integrated Products, Inc.                    11,400            482
           Micron Technology, Inc. *                          21,700            261
           National Semiconductor Corp. *                     12,800            198
           Novellus Systems, Inc. *                            5,000            133
           NVIDIA Corp. *                                      5,900             86
           PMC - Sierra, Inc. *                                6,300             56
           QLogic Corp. *                                      3,400            101
           Teradyne, Inc. *                                    7,000             94
           Texas Instruments, Inc.                            60,800          1,294
           Xilinx, Inc.                                       12,300            332
-----------------------------------------------------------------------------------
                                                                             10,544
-----------------------------------------------------------------------------------
SOFTWARE - 5.0%
           Adobe Systems, Inc.                                 8,400            416
           Autodesk, Inc.                                      4,000            195
           Automatic Data Processing, Inc.                    20,600            851
           BMC Software, Inc. *                                7,900            125
           Citrix Systems, Inc. *                              6,000            105
           Computer Associates International, Inc.            20,676            544
           Compuware Corp. *                                  13,900             72
           Electronic Arts, Inc. *                            10,700            492
           First Data Corp.                                   30,123          1,310
           Fiserv, Inc. *                                      6,800            237
           IMS Health, Inc.                                    8,404            201
           Intuit, Inc. *                                      6,800            309
           Mercury Interactive Corp. *                         3,300            115
           Microsoft Corp.                                   381,900         10,560
           Novell, Inc. *                                     13,700             86
           Oracle Corp. *                                    181,600          2,048
           Parametric Technology Corp. *                      10,200             54
           Peoplesoft, Inc. *                                 12,900            256
           Siebel Systems, Inc. *                             17,800            134
           Veritas Software Corp. *                           15,300            272
-----------------------------------------------------------------------------------
                                                                             18,382
-----------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.4%
           ADC Telecommunications, Inc. *                     30,500             55
           Alltel Corp.                                       10,800            593
           Andrew Corp. *                                      5,762             70
           AT&T Corp.                                         28,171            403
           AT&T Wireless Services, Inc. *                     95,800          1,416
           Avaya, Inc. *                                      15,400            215
           BellSouth Corp.                                    64,300          1,744
           CenturyTel, Inc.                                    4,950            169
           CIENA Corp. *                                      17,900             35
           Cisco Systems, Inc. *                             237,500          4,299
           Citizens Communications Co.                        10,200            137
           Comverse Technology, Inc. *                         7,000            132
           Corning, Inc. *                                    48,400            536
           JDS Uniphase Corp. *                               50,900            172
           Lucent Technologies, Inc. *                       151,400            480
           Motorola, Inc.                                     82,765          1,493
           Nextel Communications, Inc., Class A *             39,200            934

See Notes to the Financial Statements.

EQUITY FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES        (000S)
COMMON STOCKS - 99.2% - CONTINUED
TELECOMMUNICATIONS - 6.4% - (CONTINUED)
           QUALCOMM, Inc.                                     57,200        $ 2,233
           Qwest Communications International, Inc. *         64,155            214
           SBC Communications, Inc.                          116,392          3,020
           Scientific-Atlanta, Inc.                            5,400            140
           Sprint Corp. (FON Group)                           50,400          1,015
           Tellabs, Inc. *                                    14,700            135
           Verizon Communications, Inc.                       97,170          3,827
-----------------------------------------------------------------------------------
                                                                             23,467
-----------------------------------------------------------------------------------
TEXTILES - 0.1%
           Cintas Corp.                                        6,000            252
-----------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
           Hasbro, Inc.                                        6,312            119
           Mattel, Inc.                                       14,641            265
-----------------------------------------------------------------------------------
                                                                                384
-----------------------------------------------------------------------------------
TRANSPORTATION - 1.6%
           Burlington Northern Santa Fe Corp.                 13,128            503
           CSX Corp.                                           7,524            250
           FedEx Corp.                                        10,540            903
           Norfolk Southern Corp.                             14,000            417
           Ryder System, Inc.                                  2,300            108
           Union Pacific Corp.                                 9,100            533
           United Parcel Service, Inc., Class B               39,500          2,999
-----------------------------------------------------------------------------------
                                                                              5,713
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------------------
(COST $290,225)                                                             365,149


                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                    (000S)        (000S)
SHORT-TERM INVESTMENTS - 0.7%
      HSBC Bank PLC, London,
           Eurodollar Time Deposit,
           1.91%, 10/1/04                         $   2,197      $  2,197
      U.S. Treasury Bill, (1)
           1.62%, 12/23/04                              355           354
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------
(COST $2,551)                                                       2,551
-------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
-------------------------------------------------------------------------
(COST $292,776)                                                   367,700
      Other Assets less Liabilities - 0.1%                            385
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                              $368,085

(1) Securities pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At September 30, 2004, the Stock Index Fund had open futures contracts as follows:

                          NOTIONAL                              UNREALIZED
         NUMBER OF         AMOUNT    CONTRACT   CONTRACT            GAIN
 TYPE    CONTRACTS         (000S)    POSITION     EXP.             (000S)
S&P 500     9             $  2,509     Long      12/04           $      14
==========================================================================

At September 30, 2004, Stock Index's percentage of investments,
(excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                    PERCENTAGE
Consumer Discretionary                                     11.1%
Consumer Staples                                           10.7
Energy                                                      7.4
Financials                                                 20.6
Health Care                                                13.2
Industrials                                                11.7
Information Technology                                     15.6
Materials                                                   3.1
Telecommunication Services                                  3.7
Utilities                                                   2.9
---------------------------------------------------------------
Total                                                     100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 79 EQUITY FUNDS

EQUITY FUNDS

    SCHEDULE OF INVESTMENTS

    TECHNOLOGY FUND

                                                                 NUMBER          VALUE
                                                               OF SHARES        (000S)
COMMON STOCKS - 93.5%
COMMERCIAL SERVICES - 10.4%
           Accenture Ltd., Class A *                             385,000        $10,414
           Alliance Data Systems Corp. *                          45,000          1,825
           Automatic Data Processing, Inc.                       145,000          5,992
           Cognizant Technology Solutions Corp. *                 80,000          2,441
           Electronic Data Systems Corp.                         190,000          3,684
           First Data Corp.                                      200,000          8,700
---------------------------------------------------------------------------------------
                                                                                 33,056
---------------------------------------------------------------------------------------
COMPUTERS - 14.3%
           Dell, Inc. *                                          265,000          9,434
           EMC Corp. of Massachusetts *                          920,000         10,617
           Hewlett-Packard Co.                                   440,000          8,250
           International Business Machines Corp.                  60,000          5,144
           Lexmark International, Inc. *                          20,000          1,680
           Network Appliance, Inc. *                             182,000          4,186
           Seagate Technology *                                  330,000          4,462
           Storage Technology Corp. *                             70,000          1,768
---------------------------------------------------------------------------------------
                                                                                 45,541
---------------------------------------------------------------------------------------
ELECTRONICS - 4.5%
           Agilent Technologies, Inc. *                          215,000          4,638
           Flextronics International Ltd. *                      650,000          8,612
           Symbol Technologies, Inc.                              90,000          1,138
---------------------------------------------------------------------------------------
                                                                                 14,388
---------------------------------------------------------------------------------------
INTERNET - 12.2%
           51job, Inc. ADR *                                      15,000            311
           Amazon.com, Inc. *                                    152,000          6,211
           eBay, Inc. *                                          146,000         13,423
           IAC/InterActiveCorp. *                                160,000          3,523
           Yahoo!, Inc. *                                        460,000         15,599
---------------------------------------------------------------------------------------
                                                                                 39,067
---------------------------------------------------------------------------------------
SEMICONDUCTORS - 12.1%
           Altera Corp. *                                         80,000          1,566
           Analog Devices, Inc.                                    4,400            171
           Applied Materials, Inc. *                             315,000          5,194
           Broadcom Corp., Class A *                             169,900          4,637
           Cypress Semiconductor Corp. *                         160,000          1,414
           Intel Corp.                                           255,000          5,115
           Linear Technology Corp.                                12,400            449
           Marvell Technology Group Ltd. *                        10,000            261
           Maxim Integrated Products, Inc.                        50,000          2,115
           Micron Technology, Inc. *                             540,000          6,496
           STMicroelectronics N.V., New York Shares              143,000          2,471
           Texas Instruments, Inc.                               190,000          4,043
           Xilinx, Inc.                                          180,000          4,860
---------------------------------------------------------------------------------------
                                                                                 38,792
---------------------------------------------------------------------------------------
SOFTWARE - 19.3%
           Activision, Inc. *                                     62,500            867
           Cognos, Inc. *                                         90,000          3,197
           Computer Associates International, Inc.               190,000          4,997
           Electronic Arts, Inc. *                               210,000          9,658
           Intuit, Inc. *                                        144,000          6,538
           Manhattan Associates, Inc. *                          110,000          2,686
           Mercury Interactive Corp. *                            70,000          2,442
           Microsoft Corp.                                       310,000          8,571
           NAVTEQ Corp. *                                         45,469          1,620
           Novell, Inc. *                                         60,000            379
           Oracle Corp. *                                        600,000          6,768
           Peoplesoft, Inc. *                                    210,000          4,168
           SAP A.G. ADR                                          100,000          3,895
           Symantec Corp. *                                       23,000          1,262
           Take-Two Interactive Software, Inc. *                  40,000          1,314
           Veritas Software Corp. *                              175,000          3,115
---------------------------------------------------------------------------------------
                                                                                 61,477
---------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 20.7%
           Adtran, Inc.                                           30,000            680
           Andrew Corp. *                                        130,000          1,591
           CenturyTel, Inc.                                        4,000            137
           Cisco Systems, Inc. *                                 403,000          7,294
           Comcast Corp., Class A *                                3,400             96
           Commonwealth Telephone Enterprises, Inc. *              3,500            153
           Juniper Networks, Inc. *                              446,000         10,526
           Motorola, Inc.                                        535,000          9,651
           Nokia OYJ ADR                                         380,000          5,214
           QUALCOMM, Inc.                                        385,000         15,030
           Sierra Wireless, Inc. *                                35,000            623
           Telefonaktiebolaget LM Ericsson                       475,000         14,839
           Viacom, Inc., Class B                                   3,500            118
           Vodafone Group PLC ADR                                  8,200            198
---------------------------------------------------------------------------------------
                                                                                 66,150
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
---------------------------------------------------------------------------------------
(COST $258,480)                                                                 298,471

See Notes to the Financial Statements.

EQUITY FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                                (000S)         (000S)
 SHORT-TERM INVESTMENTS - 6.6%
         FHLB Discount Notes,
            1.50%, 10/1/04                                     $   6,737      $  6,737
         HSBC Bank PLC, London,
            Eurodollar Time Deposit,
            1.91%, 10/1/04                                        14,316        14,316
--------------------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------
 (COST $21,053)                                                                 21,053
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS - 100.1%
--------------------------------------------------------------------------------------
 (COST $279,533)                                                               319,524
         Liabilities less Other Assets - (0.1)%                                   (325)
--------------------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                          $319,199

*     Non-Income Producing Security

At September 30, 2004, the Technology Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                             PERCENTAGE
Communications Equipments                           21.9%
Computers & Peripherals                             15.3
Electronic Equipments & Instruments                  4.8
Information Technology Consulting & Services        11.1
Internet & Catalog Retail                            7.8
Internet Software & Services                         5.2
Semiconductor Equipments & Products                 13.0
Software                                            20.6
Other                                                0.3
--------------------------------------------------------
Total                                              100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS SEMIANNUAL REPORT 81 EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 30 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Growth Equity, Growth Opportunities, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity.


EQUITY FUNDS      82  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2004, the Small Cap Index, Small Cap Value and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $613,000, $1,150,000, and $354,000, respectively.

C) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on options contracts are included with net realized and unrealized gains (losses) on investments.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At September 30, 2004, the Growth Equity Fund had entered into written options contracts. For the six months ended September 30, 2004, the following option contracts were written for the Fund:

                                            NUMBER OF      PREMIUMS
                                            CONTRACTS   RECEIVED (000s)
  ---------------------------------------------------------------------
  Options outstanding at March 31, 2004          --          $ --
  Options written                             3,074           274
  Options expired and closed                 (2,400)         (223)
  Options exercised                            (332)          (24)
  Options outstanding at September 30,
  2004                                          342          $ 27
  ---------------------------------------------------------------------

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally as of approximately 3:00 p.m. CST. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


                            NORTHERN FUNDS SEMIANNUAL REPORT   83   EQUITY FUNDS

EQUITY FUNDS

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Growth Equity                                     QUARTERLY
  Growth Opportunities                              ANNUALLY
  Income Equity                                      MONTHLY
  International Growth Equity                       ANNUALLY
  Large Cap Value                                   ANNUALLY
  Mid Cap Growth                                    QUARTERLY
  Select Equity                                     ANNUALLY
  Small Cap Growth                                  ANNUALLY
  Small Cap Index                                   ANNUALLY
  Small Cap Value                                   ANNUALLY
  Stock Index                                       QUARTERLY
  Technology                                        ANNUALLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (and losses). These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

FOREIGN TAX CREDIT

The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

  FUND                                  TAXES           INCOME
  ---------------------------------------------------------------
  International Growth Equity          $0.0085         $0.0932
  ---------------------------------------------------------------

For the period subsequent to October 31, 2003, through the fiscal year end, the International Growth Equity Fund incurred net capital losses and/or net currency losses of approximately $510,000 for which the Fund intends to treat as having been incurred in the following fiscal year.

At March 31, 2004, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                        MARCH 31, MARCH 31, MARCH 31, JUNE 20,  MARCH 31,
  Amounts in thousands    2009      2010      2011      2011      2014
  -----------------------------------------------------------------------
  Growth Equity              $ -       $ -   $49,684       $ -       $ -
  Growth Opportunities         -    24,486     2,414         -         -
  International Growth
  Equity                       -   135,345    48,812   76,183*         -
  Large Cap Value              -         -    23,634         -         -
  Mid Cap Growth               -   122,471    43,006         -         -
  Select Equity                -    92,521    69,054         -         -
  Small Cap Growth        38,018   129,320    28,257         -         -
  Small Cap Index              -         -    21,198         -    12,400
  Stock Index                  -     4,525    10,234         -     4,423
  Technology             223,930   606,810   217,638   77,890*    21,097
  -----------------------------------------------------------------------

* Acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through June 20, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.


EQUITY FUNDS      84  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At March 31, 2004, the tax components of undistributed net investment income and realized gains are as follows:

                                                 UNDISTRIBUTED
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Income Equity                              $3,292       $3,610
  International Growth Equity                 1,081            -
  Large Cap Value                             2,094            -
  Small Cap Index                                96            -
  Small Cap Value                             2,458        3,311
  Stock Index                                    78            -
  ------------------------------------------------------------------

* Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2004, were as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                                 $449         $ -
  Income Equity                               10,094           -
  International Growth Equity                  1,077           -
  Large Cap Value                              8,550           -
  Small Cap Index                              1,377           -
  Small Cap Value                              2,907           -
  Stock Index                                  4,345           -
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2003, are as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                               $1,958        $ -
  Income Equity                                6,869          -
  International Growth Equity                  2,201          -
  International Select Equity                    639          -
  Large Cap Value                              4,700          -
  Small Cap Index                              1,676        430
  Small Cap Value                              1,200          -
  Stock Index                                  4,488          -
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

As of September 30, 2004, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2004, was approximately $1,000, $6,000, and $2,000 for the Growth Equity, Mid Cap Growth, and Small Cap Growth Funds, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the six months ended September 30, 2004, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Growth Equity                      0.95%      0.85%       1.00%
  Growth Opportunities               1.10%      1.00%       1.25%
  Income Equity                      0.95%      0.85%       1.00%
  International Growth Equity        1.10%      1.00%       1.25%
  Large Cap Value                    0.95%      0.85%       1.10%
  Mid Cap Growth                     0.95%      0.85%       1.00%
  Select Equity                      0.95%      0.85%       1.00%
  Small Cap Growth                   1.10%      1.00%       1.25%
  Small Cap Index                    0.60%      0.50%       0.65%
  Small Cap Value                    0.95%      0.85%       1.00%
  Stock Index                        0.50%      0.40%       0.55%
  Technology                         1.10%      1.00%       1.25%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily


                            NORTHERN FUNDS SEMIANNUAL REPORT   85   EQUITY FUNDS

EQUITY FUNDS
and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2004, the amounts payable were approximately $2,000 for the Growth Equity, Stock Index and Technology Funds and $1,000 for each of the other Funds.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of securities, (excluding short-term investments), for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                  $ -            $396,864             $ -            $414,319
  Growth Opportunities                                             -              15,810               -              19,126
  Income Equity                                                    -              68,325               -              76,065
  International Growth Equity                                      -             358,623               -             158,324
  Large Cap Value                                                  -             225,373               -              85,873
  Mid Cap Growth                                                   -             198,491               -             237,746
  Select Equity                                                    -             318,487               -             381,933
  Small Cap Growth                                                 -             141,835               -             204,156
  Small Cap Index                                                  -              81,871               -              81,128
  Small Cap Value                                                  -              88,576               -              84,199
  Stock Index                                                      -               3,176               -              22,174
  Technology                                                       -              42,126               -             105,485
  -------------------------------------------------------------------------------------------------------------------------------


EQUITY FUNDS      86  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At September 30, 2004, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                $63,838          $(31,198)          $32,640          $696,306
  Growth Opportunities                                           1,221              (192)            1,029             9,470
  Income Equity                                                 32,151            (6,437)           25,714           309,293
  International Growth Equity                                   85,435           (19,908)           65,527           695,671
  Large Cap Value                                              145,974           (15,906)          130,068           891,117
  Mid Cap Growth                                                38,394           (11,360)           27,034           293,900
  Select Equity                                                 29,219            (5,188)           24,031           326,790
  Small Cap Growth                                              14,818            (1,988)           12,830            92,553
  Small Cap Index                                               69,947           (23,022)           46,925           289,177
  Small Cap Value                                               92,313            (3,678)           88,635           335,493
  Stock Index                                                  109,771           (34,847)           74,924           292,776
  Technology                                                    68,214           (28,223)           39,991           279,533
  -------------------------------------------------------------------------------------------------------------------------------

6 FUND ACQUISITIONS

On June 20, 2003, the Technology Fund acquired the net assets of the Global Communications Fund pursuant to a plan of reorganization approved by the Global Communications Fund's shareholders on June 19, 2003. The acquisition was accomplished by a tax-free exchange of 505,769 shares of Technology Fund valued at $4,673,000 for 2,055,012 shares of Global Communications Fund outstanding at June 20, 2003. A net admission into Technology Fund of $4,673,000 is noted on the Statements of Changes in Net Assets and included $171,000 of unrealized appreciation. The net assets of Technology Fund and Global Communications Fund immediately before the acquisition were $357,322,000 and $4,673,000, respectively. The aggregate net assets of the Technology Fund immediately after the acquisition were $361,995,000.

On June 20, 2003, the International Growth Equity Fund acquired the net assets of the International Select Equity Fund pursuant to a plan of reorganization adopted on June 19, 2003. The acquisition was accomplished by a tax-free exchange of 6,242,015 shares of International Growth Equity Fund valued at $45,630,000 for 6,862,245 shares of International Select Equity Fund outstanding at June 20, 2003. A net admission into International Growth Equity Fund of $45,630,000 is noted on the Statements of Changes in Net Assets and included $6,884,000 of unrealized appreciation. The aggregate net assets of International Growth Equity Fund and the International Select Equity Fund immediately before the acquisition were $204,748,000 and $45,630,000, respectively. The aggregate net assets of the International Growth Equity Fund immediately after the acquisition were $250,378,000.


                            NORTHERN FUNDS SEMIANNUAL REPORT   87   EQUITY FUNDS

EQUITY FUNDS

7 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2004, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                 5,216                9             (6,381)           (1,156)
  Growth Opportunities                                            109                -               (636)             (527)
  Income Equity                                                 6,165              187             (4,651)            1,701
  International Growth Equity                                  29,284                -             (4,598)           24,686
  Large Cap Value                                              18,505                -             (7,289)           11,216
  Mid Cap Growth                                                2,621                -             (5,225)           (2,604)
  Select Equity                                                 1,397                -             (4,945)           (3,548)
  Small Cap Growth                                                437                -             (7,270)           (6,833)
  Small Cap Index                                               5,548                -             (5,523)               25
  Small Cap Value                                               4,964                -             (3,646)            1,318
  Stock Index                                                   2,448               59             (3,977)           (1,470)
  Technology                                                    1,702                -             (6,031)           (4,329)
  -------------------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the fiscal year ended March 31, 2004 were as follows:

                                                              ISSUED IN                                                NET
                                                           CONNECTION WITH    REINVESTMENT                          INCREASE
  Amounts in thousands                        SOLD        FUND ACQUISITIONS   OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                              12,292                 -                7             (10,133)           2,166
  Growth Opportunities                          402                 -                -              (1,699)          (1,297)
  Income Equity                              12,926                 -              231              (8,270)           4,887
  International Growth Equity                40,490             6,242               18             (12,225)          34,525
  Large Cap Value                            33,896                 -              170             (13,560)          20,506
  Mid Cap Growth                             12,325                 -                -              (7,845)           4,480
  Select Equity                               6,945                 -                -              (9,653)          (2,708)
  Small Cap Growth                            6,728                 -                -              (6,518)             210
  Small Cap Index                            15,140                 -               15              (8,254)           6,901
  Small Cap Value                            10,041                 -               53              (8,401)           1,693
  Stock Index                                 9,856                 -              106             (10,945)            (983)
  Technology                                  9,459               506                -             (12,750)          (2,785)
  -------------------------------------------------------------------------------------------------------------------------------


EQUITY FUNDS      88  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

REDEMPTION FEES - The International Growth Equity Fund charges a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the six months ended September 30, 2004, was less than $1,000 for the International Growth Equity Fund. This amount, if any, is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.


                            NORTHERN FUNDS SEMIANNUAL REPORT   89   EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth Equity Fund; and (2) ongoing costs, including management fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/04 - 9/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 89) in the International Growth Equity Fund. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $974.20         $4.95
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

GROWTH OPPORTUNITIES

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $942.40         $6.09
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

INCOME EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,008.50         $5.04
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

INTERNATIONAL GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $989.30         $6.23
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

LARGE CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.10%     $1,000.00    $1,011.10         $5.55
  Hypothetical             1.10%     $1,000.00    $1,019.55         $5.57**
  ----------------------------------------------------------------------------

MID CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $937.40         $4.86
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------


EQUITY FUNDS      90  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

SELECT EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $967.00         $4.93
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

SMALL CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $941.80         $6.08
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

SMALL CAP INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.65%     $1,000.00      $973.10         $3.22
  Hypothetical             0.65%     $1,000.00    $1,021.81         $3.29**
  ----------------------------------------------------------------------------

SMALL CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,021.10         $5.07
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

STOCK INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00      $995.70         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

TECHNOLOGY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $909.70         $5.98
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

* Expenses are calculated using the Funds' annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                            NORTHERN FUNDS SEMIANNUAL REPORT   91   EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


EQUITY FUNDS      92  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 4      STATEMENTS OF OPERATIONS
 6      STATEMENTS OF CHANGES IN NET ASSETS
 8      FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        20    ARIZONA TAX-EXEMPT FUND
        23    CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
        26    CALIFORNIA TAX-EXEMPT FUND
        30    FIXED INCOME FUND
        41    FLORIDA INTERMEDIATE TAX-EXEMPT FUND
        44    GLOBAL FIXED INCOME FUND
        46    HIGH YIELD FIXED INCOME FUND
        53    HIGH YIELD MUNICIPAL FUND
        61    INTERMEDIATE TAX-EXEMPT FUND
        70    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
        71    TAX-EXEMPT FUND
        79    U.S. GOVERNMENT FUND
 80     NOTES TO THE FINANCIAL STATEMENTS
 87     FUND EXPENSES
 89     ABBREVIATIONS AND OTHER INFORMATION
 90     FOR MORE INFORMATION

                      NORTHERN FUNDS SEMIANNUAL REPORT   1    FIXED INCOME FUNDS

FIXED INCOME FUNDS
    STATEMENTS OF ASSETS AND LIABILITIES

                                                                  CALIFORNIA                                         FLORIDA
                                                  ARIZONA        INTERMEDIATE       CALIFORNIA        FIXED       INTERMEDIATE
Amounts in thousands,                            TAX-EXEMPT       TAX-EXEMPT        TAX-EXEMPT        INCOME        TAX-EXEMPT
except per share data                               FUND             FUND              FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                 $      67,201   $         67,224   $       99,371    $  749,966   $        55,288
Investments, at fair value                     $      71,798   $         71,772   $      106,561    $  758,761   $        56,481
Cash                                                       1                 68               49            26                11
Foreign currencies, at fair value (cost $939)              -                  -                -             -                 -
Interest income receivable                               885                911            1,380         6,525             1,015
Receivable for securities sold                             -                  -                -        13,423                 -
Receivable for fund shares sold                            -                  -                -            19                 -
Receivable from investment adviser                         2                  2                3             6                 2
Unrealized gain on forward foreign currency
  exchange contracts                                       -                  -                -             -                 -
Prepaid and other assets                                   5                  4                4            23                11
Total Assets                                          72,691             72,757          107,997       778,783            57,520
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                             -                  -                -             -                 -
Unrealized loss on forward foreign currency
  exchange contracts                                       -                  -                -             -                 -
Payable for securities purchased                       1,105              1,380            3,037        20,054                 -
Payable for when-issued securities                         -                  -                -        15,581                 -
Payable for fund shares redeemed                           -                  -                -            86                 -
Distributions to shareholders                             30                 28               46           312                18
Payable to affiliates:
  Investment advisory fees                                 8                  8               11            86                 6
  Co-administration fees                                   2                  2                2            18                 1
  Custody and accounting fees                              1                  1                2             1                 1
  Transfer agent fees                                      1                  1                2            12                 1
Accrued registration fees and other
  liabilities                                             11                  9               12            29                10
Total Liabilities                                      1,158              1,429            3,112        36,179                37
--------------------------------------------------------------------------------------------------------------------------------
Net Assets                                     $      71,533   $         71,328   $      104,885    $  742,604   $        57,483
--------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                  $      66,404   $         66,479   $       96,774    $  732,283   $        55,947
Accumulated undistributed net investment
  income (loss)                                            -                  -                -        (1,391)                -
Accumulated undistributed net realized
  gain (loss)                                            532                301              921         2,917               343
Net unrealized appreciation                            4,597              4,548            7,190         8,795             1,193
Net Assets                                     $      71,533   $         71,328   $      104,885    $  742,604   $        57,483
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                             6,616              6,785            9,334        72,985             5,351
NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                              $       10.81   $          10.51   $        11.24    $    10.17   $         10.74
--------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                  SHORT-
    GLOBAL          HIGH YIELD            HIGH YIELD        INTERMEDIATE       INTERMEDIATE                             U.S.
 FIXED INCOME      FIXED INCOME           MUNICIPAL          TAX-EXEMPT      U.S. GOVERNMENT       TAX-EXEMPT         GOVERNMENT
     FUND              FUND                  FUND               FUND               FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------

$       33,904   $        812,237       $     104,680     $       563,882   $         172,232   $      445,206    $       223,801
$       37,057   $        835,024       $     107,718     $       586,985   $         172,503   $      477,932    $       227,464
             1                 33                   -                   7                   1            1,279                  -
           943                  -                   -                   -                   -                -                  -
           553             18,221               1,750               7,461               1,676            7,571              1,801
             -              3,381                   -              14,605                   -           13,418                  -
             -                 42                   5                   -                   -               20                 30
             2                  6                   3                   9                   3                8                  4

           203                  -                   -                   -                   -                -                  -
             6                 48                  12                   6                   7                6                  8
        38,765            856,755             109,488             609,073             174,190          500,234            229,307
---------------------------------------------------------------------------------------------------------------------------------

             -                  -                   4                   -                   -                -                  -

           315                  -                   -                   -                   -                -                  -
             -             13,086               2,365               8,877                   -            5,666                  -
             -                  -                   -                   -                   -                -                  -
             5                 15                   -                   -                  68                -                 76
             -                659                  49                 214                  42              220                 70

             5                 96                  11                  64                  20               53                 26
             1                 21                   3                  15                   4               12                  6
             -                  -                   -                   4                   2                6                  7
             1                 14                   2                  10                   3                8                  4

             9                 18                   9                  20                   9               22                 10
           336             13,909               2,443               9,204                 148            5,987                199
---------------------------------------------------------------------------------------------------------------------------------
$       38,429   $        842,846       $     107,045     $       599,869   $         174,042   $      494,247    $       229,108
---------------------------------------------------------------------------------------------------------------------------------

$       34,490   $        854,636       $     105,787     $       572,129   $         174,558   $      453,860    $       224,815

           314                  -                   -                  77                 (89)             (67)               318

           572            (34,577)             (1,780)              4,560                (698)           7,728                312
         3,053             22,787               3,038              23,103                 271           32,726              3,663
$       38,429   $        842,846       $     107,045     $       599,869   $         174,042   $      494,247    $       229,108
---------------------------------------------------------------------------------------------------------------------------------

         3,403            102,159              11,168              57,003              16,857           45,380             22,451

$        11.29   $           8.25       $        9.58     $         10.52   $           10.32   $        10.89    $         10.20
---------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT 3 FIXED INCOME FUNDS

FIXED INCOME FUNDS
  STATEMENTS OF OPERATIONS

                                                               CALIFORNIA                                                FLORIDA
                                             ARIZONA          INTERMEDIATE             CALIFORNIA          FIXED       INTERMEDIATE
                                            TAX-EXEMPT         TAX-EXEMPT              TAX-EXEMPT          INCOME       TAX-EXEMPT
Amounts in thousands                           FUND               FUND                    FUND              FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                           $        1,697    $          1,570       $           2,556   $      16,762   $      1,030
Dividend income                                        -                   -                       -              19              -
  Total Investment Income                          1,697               1,570                   2,556          16,781          1,030
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES :
Investment advisory fees                             265                 261                     375           2,676            204
Co-administration fees                                54                  53                      77             547             42
Transfer agent fees                                   36                  36                      51             365             28
Custody and accounting fees                           25                  24                      28              82             24
Registration fees                                      5                   3                       3              10              7
Printing fees                                          8                   8                       8              23              8
Professional fees                                      4                   4                       3              10              3
Trustee fees and expenses                              3                   3                       3               9              3
Shareholder servicing fees                             2                   -                      11               -              -
Other                                                  4                   4                       4               8              1
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                      406                 396                     563           3,730            320
  Less voluntary waivers of
     investment advisory fees                        (18)                (18)                    (26)              -            (14)
  Less expenses reimbursed by
     investment adviser                              (81)                (75)                   (103)           (431)           (69)
  Less custodian credits                               -                   -                       -             (14)             -
  Net Expenses                                       307                 303                     434           3,285            237
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              1,390               1,267                   2,122          13,496            793
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                        (50)                (64)                     27          (1,954)           (12)
  Foreign currency transactions                        -                   -                       -               -              -
Net change in unrealized appreciation
 (depreciation) on:
  Investments                                       (423)               (634)                 (1,012)         (8,574)          (209)
  Forward foreign currency exchange
     contracts                                         -                   -                       -               -              -
  Translation of other assets and
     liabilities denominated in foreign
     currencies                                        -                   -                       -               -              -
  Net Losses on Investments and
     Foreign Currency                               (473)               (698)                   (985)        (10,528)          (221)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $          917    $            569       $           1,137   $       2,968   $        572
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                              SHORT-
     GLOBAL         HIGH YIELD        HIGH YIELD        INTERMEDIATE        INTERMEDIATE                               U.S.
  FIXED INCOME     FIXED INCOME       MUNICIPAL          TAX-EXEMPT       U.S. GOVERNMENT        TAX-EXEMPT         GOVERNMENT
      FUND             FUND              FUND               FUND               FUND                 FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------

$          875    $       31,770    $      2,536     $        12,317    $            2,530    $        12,433    $         4,346
             -               314               -                   -                     -                  -                  -
           875            32,084           2,536              12,317                 2,530             12,433              4,346
--------------------------------------------------------------------------------------------------------------------------------

           247             2,894             343               2,206                   680              1,809                901
            42               592              70                 451                   139                370                184
            28               395              47                 300                    93                247                123
            51                73              25                  82                    33                 72                 46
             7                12               7                  10                     9                 11                 11
             8                16               8                  15                     8                 16                  8
             3                 7               3                   6                     3                  6                  3
             3                 6               3                   6                     3                  6                  3
             -               116               6                   -                     -                  -                  -
             5                 7               3                   8                     2                  1                  4
--------------------------------------------------------------------------------------------------------------------------------
           394             4,118             515               3,084                   970              2,538              1,283

             -                 -             (23)               (151)                    -               (124)                 -

           (72)             (540)            (94)               (374)                 (135)              (317)              (178)
             -               (23)              -                  (4)                   (1)                (1)                 -
           322             3,555             398               2,555                   834              2,096              1,105
--------------------------------------------------------------------------------------------------------------------------------
           553            28,529           2,138               9,762                 1,696             10,337              3,241
--------------------------------------------------------------------------------------------------------------------------------



            63            (5,306)           (157)                617                (1,627)             3,955               (863)
           930                 -               -                   -                     -                  -                  -


        (1,546)            3,757              33              (4,176)               (1,539)            (8,841)            (4,901)

          (643)                -               -                   -                     -                  -                  -


            22                 -               -                   -                     -                  -                  -

        (1,174)           (1,549)           (124)             (3,559)               (3,166)            (4,886)            (5,764)
--------------------------------------------------------------------------------------------------------------------------------

$         (621)   $       26,980    $      2,014     $         6,203    $           (1,470)   $         5,451    $        (2,523)
--------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT 5 FIXED INCOME FUNDS

FIXED INCOME FUNDS
    STATEMENTS OF CHANGES IN NET ASSETS

                                                                        CALIFORNIA
                                                 ARIZONA               INTERMEDIATE              CALIFORNIA
                                                TAX-EXEMPT              TAX-EXEMPT               TAX-EXEMPT
                                                   FUND                    FUND                     FUND
                                           SEPT. 30, MARCH 31,     SEPT. 30,  MARCH 31,    SEPT. 30,    MARCH 31,
Amounts in thousands                         2004       2004         2004       2004         2004        2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $   1,390  $    3,291    $  1,267   $   2,670    $   2,122   $    4,624
Net realized gains (losses)                     (50)        582         (64)        365           27        1,247
Net change in unrealized appreciation
  (depreciation)                               (423)       (629)       (634)       (115)      (1,012)         (67)
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                     917       3,244         569       2,920        1,137        5,804
-----------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                     2,227      11,774       6,501      15,297       10,531       19,208
Reinvestment of dividends                       163         571          99         498          223        1,592
Payments for shares redeemed                 (8,187)    (16,394)     (9,398)    (23,113)     (18,729)     (32,208)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                               (5,797)     (4,049)     (2,798)     (7,318)      (7,975)     (11,408)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                   (1,390)     (3,291)     (1,267)     (2,670)      (2,122)      (4,624)
From net realized gains                           -        (278)          -        (538)           -       (1,501)
  Total Distributions Paid                   (1,390)     (3,569)     (1,267)     (3,208)      (2,122)      (6,125)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (6,270)     (4,374)     (3,496)     (7,606)      (8,960)     (11,729)

NET ASSETS:
Beginning of period                          77,803      82,177      74,824      82,430      113,845      125,574
End of period                             $  71,533  $   77,803   $  71,328   $  74,824    $ 104,885   $  113,845
-----------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                $       -  $        -   $       -   $       -    $       -   $        -
-----------------------------------------------------------------------------------------------------------------

                                                                        FLORIDA
                                                  FIXED               INTERMEDIATE
                                                  INCOME               TAX-EXEMPT
                                                   FUND                   FUND
                                           SEPT. 30,  MARCH 31,   SEPT. 30,  MARCH 31,
Amounts in thousands                        2004       2004         2004       2004
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $  13,496  $   24,435   $     793  $    1,415
Net realized gains (losses)                  (1,954)     14,735         (12)        576
Net change in unrealized appreciation
  (depreciation)                             (8,574)      2,015        (209)        258
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                   2,968      41,185         572       2,249
---------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                    89,355     196,756       6,767      26,959
Reinvestment of dividends                     1,955       8,621         320       1,451
Payments for shares redeemed                (91,884)   (185,526)     (6,690)    (26,660)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                 (574)     19,851         397       1,750
---------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                  (14,345)    (28,063)       (793)     (1,415)
From net realized gains                           -      (6,156)          -      (1,235)
  Total Distributions Paid                  (14,345)    (34,219)       (793)     (2,650)
---------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (11,951)     26,817         176       1,349

NET ASSETS:
Beginning of period                         754,555     727,738      57,307      55,958
End of period                             $ 742,604  $  754,555   $  57,483  $   57,307
---------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                $  (1,391) $     (542)  $       -  $        -
---------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2004

                                                                                                       SHORT-
       GLOBAL                HIGH YIELD              HIGH YIELD             INTERMEDIATE            INTERMEDIATE
    FIXED INCOME            FIXED INCOME             MUNICIPAL               TAX-EXEMPT            U.S. GOVERNMENT
        FUND                    FUND                    FUND                    FUND                    FUND
 SEPT. 30, MARCH 31,   SEPT. 30,    MARCH 31,  SEPT. 30,    MARCH 31,  SEPT. 30,    MARCH 31,   SEPT. 30,  MARCH 31,
  2004       2004        2004         2004       2004         2004       2004         2004        2004       2004
----------------------------------------------------------------------------------------------------------------------

$    553  $      798  $   28,529  $    47,855 $   2,138   $     3,418  $  9,762   $    20,152  $   1,696  $     3,506
     993         943      (5,306)      35,431      (157)         (319)      617         6,108     (1,627)       1,663

  (2,167)      2,794       3,757       10,662        33         2,200    (4,176)        2,195     (1,539)        (645)

    (621)      4,535      26,980       93,948     2,014         5,299     6,203        28,455     (1,470)       4,524
---------------------------------------------------------------------------------------------------------------------
   8,659      41,046     201,512      557,365    26,451        58,729    27,661        71,586     39,553      129,898
       -         206       6,061        9,767       424           478       751        12,313        545        2,686
 (28,086)    (12,856)   (144,800)    (216,687)   (9,625)      (23,414)  (56,613)     (117,073)   (61,760)    (118,869)


 (19,427)     28,396      62,773      350,445    17,250        35,793   (28,201)      (33,174)   (21,662)      13,715
---------------------------------------------------------------------------------------------------------------------

       -      (2,200)    (28,529)     (51,390)   (2,138)       (3,418)   (9,760)      (20,154)    (1,782)      (3,996)
       -           -           -            -         -             -         -       (12,277)         -       (2,240)
       -      (2,200)    (28,529)     (51,390)   (2,138)       (3,418)   (9,760)      (32,431)    (1,782)      (6,236)
---------------------------------------------------------------------------------------------------------------------
 (20,048)     30,731      61,224      393,003    17,126        37,674   (31,758)      (37,150)   (24,914)      12,003


  58,477      27,746     781,622      388,619    89,919        52,245   631,627       668,777    198,956      186,953
$ 38,429  $   58,477  $  842,846  $   781,622 $ 107,045   $    89,919  $599,869   $   631,627  $ 174,042  $   198,956
---------------------------------------------------------------------------------------------------------------------

$    314  $     (239) $        -  $         - $       -   $         -  $     77   $        75  $     (89) $        (3)
---------------------------------------------------------------------------------------------------------------------


                                   U.S.
        TAX-EXEMPT              GOVERNMENT
           FUND                    FUND
  SEPT. 30,    MARCH 31,   SEPT. 30,  MARCH 31,
   2004         2004         2004      2004
-----------------------------------------------

$   10,337  $   21,548   $   3,241       8,008
     3,955       4,966        (863)      3,951

    (8,841)      3,210      (4,901)     (4,036)

     5,451      29,724      (2,523)      7,923
----------------------------------------------


    26,815      67,498      11,197      54,645
     1,110       6,086         592       4,702
   (51,013)   (104,011)    (60,368)   (123,759)


   (23,088)    (30,427)    (48,579)    (64,412)
----------------------------------------------

   (10,337)    (21,548)     (3,338)     (8,912)
         -      (4,739)          -      (3,466)
   (10,337)    (26,287)     (3,338)    (12,378)
----------------------------------------------
   (27,974)    (26,990)    (54,440)    (68,867)


   522,221     549,211     283,548     352,415
$  494,247  $  522,221   $ 229,108     283,548
----------------------------------------------

$      (67) $      (67)  $     318         415
----------------------------------------------

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT 7 FIXED INCOME FUNDS

FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS

                                                                         ARIZONA TAX-EXEMPT FUND
                                                   SIX MONTHS
                                                      ENDED            YEAR                YEAR                YEAR
                                                    SEPT. 30,         ENDED               ENDED                ENDED
                                                      2004           MAR. 31,            MAR. 31,             MAR. 31,
Selected per share data                            (UNAUDITED)         2004                2003                2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      10.86    $       10.88        $     10.46          $    10.66
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                     0.21             0.44               0.42                0.43
Net realized and unrealized gains (losses)               (0.05)            0.02               0.60               (0.06)
  Total Income from Investment Operations                 0.16             0.46               1.02                0.37
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                             (0.21)           (0.44)             (0.42)              (0.43)
  From net realized gains                                    -            (0.04)             (0.18)              (0.14)
     Total Distributions Paid                            (0.21)           (0.48)             (0.60)              (0.57)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      10.81    $       10.86        $     10.88          $    10.46
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                          1.47%            4.28%              9.87%               3.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $     71,533    $      77,803        $    82,177          $   76,428
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements             0.85%            0.85%              0.85%               0.85%
  Expenses, before waivers and
    reimbursements                                        1.12%            1.12%              1.12%               1.12%
  Net investment income, net of waivers and
    reimbursements                                        3.83%            4.04%              3.85%               4.01%
  Net investment income, before waivers and
    reimbursements                                        3.56%            3.77%              3.58%               3.74%
Portfolio Turnover Rate                                  21.27%           61.67%            115.89%              93.29%
----------------------------------------------------------------------------------------------------------------------

                                                       ARIZONA TAX-EXEMPT FUND
                                                      YEAR               PERIOD
                                                      ENDED               ENDED
                                                     MAR. 31,            MAR. 31,
Selected per share data                               2001               2000(3)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      10.03        $      10.00
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                     0.45                0.20
Net realized and unrealized gains (losses)                0.63                0.03
  Total Income from Investment Operations                 1.08                0.23
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                             (0.45)              (0.20)
  From net realized gains                                    -                   -
     Total Distributions Paid                            (0.45)              (0.20)
----------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      10.66        $      10.03
----------------------------------------------------------------------------------
TOTAL RETURN (1)                                         10.98%               2.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $     74,134        $     66,377
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements             0.85%               0.85%
  Expenses, before waivers and
    reimbursements                                        1.14%               1.23%
  Net investment income, net of waivers and
    reimbursements                                        4.34%               4.28%
  Net investment income, before waivers and
    reimbursements                                        4.05%               3.90%
Portfolio Turnover Rate                                 101.77%              29.85%
----------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on October 1, 1999.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
                                                   SIX MONTHS
                                                     ENDED            YEAR           YEAR         YEAR         YEAR      PERIOD
                                                   SEPT. 30,         ENDED          ENDED        ENDED        ENDED      ENDED
                                                      2004          MAR. 31,       MAR. 31,     MAR. 31,     MAR. 31,   MAR. 31,
Selected per share data                           (UNAUDITED)         2004           2003        2002         2001      2000(3)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     10.61     $    10.62      $   10.26    $   10.44    $   10.02   $  10.00
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                    0.19           0.36           0.37         0.42         0.45       0.20
Net realized and unrealized gains (losses)              (0.10)          0.07           0.54        (0.11)        0.42       0.02
  Total Income from Investment Operations                0.09           0.43           0.91         0.31         0.87       0.22
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.19)         (0.36)         (0.37)       (0.42)       (0.45)     (0.20)
  From net realized gains                                   -          (0.08)         (0.18)       (0.07)           -          -
     Total Distributions Paid                           (0.19)         (0.44)         (0.55)       (0.49)       (0.45)     (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.51     $    10.61      $   10.62    $   10.26    $   10.44   $  10.02
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         0.83%          4.13%          9.06%        3.00%        8.83%      2.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $    71,328     $   74,824      $  82,430    $  85,617    $  90,328   $ 92,470
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements            0.85%          0.85%          0.85%        0.85%        0.85%      0.85%
  Expenses, before waivers and
     reimbursements                                      1.11%          1.11%          1.10%        1.11%        1.10%      1.16%
  Net investment income, net of waivers and
     reimbursements                                      3.54%          3.42%          3.50%        3.98%        4.37%      4.37%
  Net investment income, before waivers and
     reimbursements                                      3.28%          3.16%          3.25%        3.72%        4.12%      4.06%
Portfolio Turnover Rate                                 49.27%        108.29%        136.67%       84.87%       67.51%     31.29%
--------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on October 1, 1999.

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT 9 FIXED INCOME FUNDS

FIXED INCOME FUNDS
    FINANCIAL HIGHLIGHTS (continued)

                                                                            CALIFORNIA TAX-EXEMPT FUND
                                                SIX MONTHS
                                                  ENDED           YEAR          YEAR           YEAR           YEAR         YEAR
                                                 SEPT. 30,       ENDED         ENDED          ENDED          ENDED        ENDED
                                                   2004         MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,     MAR. 31,
Selected per share data                        (UNAUDITED)       2004          2003           2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     11.30    $    11.32   $      10.79    $     10.99    $    10.32   $    10.89
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.23          0.45           0.44           0.47          0.47         0.43
Net realized and unrealized gains (losses)           (0.06)         0.13           0.71          (0.15)         0.67        (0.55)
  Total Income (Loss) from Investment
     Operations                                       0.17          0.58           1.15           0.32          1.14        (0.12)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.23)        (0.45)         (0.44)         (0.47)        (0.47)       (0.43)
  From net realized gains                                -         (0.15)         (0.18)         (0.05)            -        (0.02)
     Total Distributions Paid                        (0.23)        (0.60)         (0.62)         (0.52)        (0.47)       (0.45)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     11.24    $    11.30   $      11.32    $     10.79    $    10.99   $    10.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      1.55%         5.24%         10.88%          2.87%        11.29%       (0.93)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $   104,885    $  113,845   $    125,574    $   125,335    $  128,061   $  123,347
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.85%         0.85%          0.85%          0.85%         0.85%        0.85%
  Expenses, before waivers and
     reimbursements                                   1.10%         1.08%          1.08%          1.08%         1.08%        1.10%
  Net investment income, net of waivers and
     reimbursements                                   4.14%         3.95%          3.97%          4.24%         4.41%        4.35%
  Net investment income, before waivers and
     reimbursements                                   3.89%         3.72%          3.74%          4.01%         4.18%        4.10%
Portfolio Turnover Rate                              49.64%       144.30%        166.17%         73.96%        84.63%       67.91%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                  FIXED INCOME FUND
                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR           YEAR        YEAR         YEAR
                                                  SEPT. 30,        ENDED        ENDED          ENDED       ENDED        ENDED
                                                     2004         MAR. 31,     MAR. 31,       MAR. 31,    MAR. 31,     MAR. 31,
Selected per share data                          (UNAUDITED)        2004         2003         2002 (5)      2001         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       10.33    $    10.23   $     9.74      $  10.10   $     9.62   $     10.15
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                    0.19          0.35         0.37          0.56         0.59          0.54
Net realized and unrealized gains (losses)              (0.15)         0.24         0.52         (0.17)        0.48         (0.50)
  Total Income from Investment Operations                0.04          0.59         0.89          0.39         1.07          0.04
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income (1)                        (0.20)        (0.40)       (0.40)        (0.56)       (0.59)        (0.54)
  From net realized gains                                   -         (0.09)           -         (0.19)           -         (0.03)
     Total Distributions Paid                           (0.20)        (0.49)       (0.40)        (0.75)       (0.59)        (0.57)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $       10.17    $    10.33   $    10.23      $   9.74   $    10.10   $      9.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                                         0.40%         5.92%        9.27%         3.09%       11.47%         0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $     742,604    $  754,555   $  727,738      $733,501   $  732,644   $   643,434
Ratio to average net assets of: (3)
  Expenses, net of waivers and reimbursements            0.90%         0.90%        0.90%(4)      0.90%        0.90%         0.90%
  Expenses, before waivers and
     reimbursements                                      1.02%         1.04%        1.04%         1.03%        1.04%         1.06%
  Net investment income, net of waivers and
     reimbursements                                      3.68%         3.41%        3.70%         5.62%        5.99%         5.66%
  Net investment income, before waivers and
     reimbursements                                      3.56%         3.27%        3.56%         5.49%        5.85%         5.50%
Portfolio Turnover Rate                                 65.47%       257.28%      422.89%       246.52%      226.92%       105.70%
---------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $29,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(5) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 11 FIXED INCOME FUNDS

FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS(continued)

                                                                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                                  SIX MONTHS
                                                     ENDED          YEAR         YEAR        YEAR         YEAR        YEAR
                                                   SEPT. 30,       ENDED        ENDED       ENDED        ENDED       ENDED
                                                     2004         MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,    MAR. 31,
Selected per share data                           (UNAUDITED)       2004         2003        2002        2001         2000
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $        10.78   $   10.83    $   10.38   $   10.50    $   10.07   $   10.47
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                     0.15        0.27         0.32        0.38         0.43        0.38
Net realized and unrealized gains (losses)               (0.04)       0.20         0.60       (0.05)        0.43       (0.37)
  Total Income from Investment Operations                 0.11        0.47         0.92        0.33         0.86        0.01
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                             (0.15)      (0.27)       (0.32)      (0.38)       (0.43)      (0.38)
  From net realized gains                                    -       (0.25)       (0.15)      (0.07)           -       (0.03)
     Total Distributions Paid                            (0.15)      (0.52)       (0.47)      (0.45)       (0.43)      (0.41)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        10.74   $   10.78    $   10.83   $   10.38    $   10.50   $   10.07
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                          1.05%       4.37%        9.01%       3.16%        8.68%       0.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $       57,483   $  57,307    $  55,958   $  47,108    $  41,389   $  41,976
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements             0.85%       0.85%        0.85%       0.85%        0.85%       0.85%
  Expenses, before waivers and
     reimbursements                                       1.15%       1.17%        1.18%       1.23%        1.21%       1.24%
  Net investment income, net of waivers and
     reimbursements                                       2.83%       2.43%        3.00%       3.57%        4.16%       3.84%
  Net investment income, before waivers and
     reimbursements                                       2.53%       2.11%        2.67%       3.19%        3.80%       3.45%
Portfolio Turnover Rate                                  46.82%     258.48%      258.98%     155.55%      169.70%     133.01%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         GLOBAL FIXED INCOME FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR        YEAR         YEAR         YEAR
                                                SEPT. 30,      ENDED         ENDED       ENDED        ENDED        ENDED
                                                  2004        MAR. 31,      MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,
Selected per share data                        (UNAUDITED)      2004          2003        2002        2001         2000
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    11.35    $   10.59     $    9.13   $    9.62   $     9.56   $     10.38
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                         0.07         0.33          0.31        0.33         0.64         (0.25)
Net realized and unrealized gains (losses)          (0.13)        0.98          1.36       (0.31)       (0.49)        (0.28)
  Total Income (Loss) from Investment
     Operations                                     (0.06)        1.31          1.67        0.02         0.15         (0.53)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)                        -        (0.55)        (0.21)      (0.48)       (0.09)            -
  From net realized gains                               -            -             -       (0.03)           -             -
  In excess of net investment income                    -            -             -           -            -         (0.29)
     Total Distributions Paid                           -        (0.55)        (0.21)      (0.51)       (0.09)        (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    11.29    $   11.35     $   10.59   $    9.13   $     9.62   $      9.56
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                                    (0.53)%      12.54%        18.41%       0.01%        1.54%        (5.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $   38,429    $  58,477     $  27,746   $  24,879   $   18,890   $    19,130
Ratio to average net assets of: (3)
  Expenses, net of waivers and reimbursements        1.15%        1.15%         1.15%       1.15%        1.15%         1.15%
  Expenses, before waivers and
     reimbursements                                  1.41%        1.50%         1.64%       1.69%        1.74%         1.81%
  Net investment income, net of waivers and
     reimbursements                                  1.98%        1.98%         3.07%       4.08%        4.26%         4.06%
  Net investment income, before waivers and
     reimbursements                                  1.72%        1.63%         2.58%       3.54%        3.67%         3.40%
Portfolio Turnover Rate                              4.79%       43.52%       146.28%     296.89%      297.11%        90.69%
---------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 13 FIXED INCOME FUNDS

FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS(continued)

                                                                          HIGH YIELD FIXED INCOME FUND
                                               SIX MONTHS
                                                  ENDED          YEAR           YEAR           YEAR           YEAR         YEAR
                                                SEPT. 30,       ENDED          ENDED          ENDED          ENDED        ENDED
                                                  2004         MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,     MAR. 31,
Selected per share data                        (UNAUDITED)       2004           2003           2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     8.27    $      7.56   $       7.84    $      8.42    $     9.30   $    10.10
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.30           0.66           0.64           0.76          0.95         0.85
Net realized and unrealized gains (losses)          (0.03)          0.74          (0.28)         (0.58)        (0.88)       (0.79)
  Total Income from Investment Operations            0.27           1.40           0.36           0.18          0.07         0.06
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)                    (0.29)         (0.69)         (0.64)         (0.76)        (0.95)       (0.86)
     Total Distributions Paid                       (0.29)         (0.69)         (0.64)         (0.76)        (0.95)       (0.86)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     8.25    $      8.27   $       7.56    $      7.84    $     8.42   $     9.30
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                                     3.41%         19.05%          5.10%          2.28%         0.77%        0.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $  842,846    $   781,622   $    388,619    $   272,110    $  206,175   $  165,510
Ratio to average net assets of: (3)
  Expenses, net of waivers and reimbursements        0.90%          0.90%          0.90%          0.90%         0.90%        0.90%
  Expenses, before waivers and
     reimbursements                                  1.04%          1.04%          1.07%          1.07%         1.06%        1.12%
  Net investment income, net of waivers and
     reimbursements                                  7.20%          7.90%          8.61%          9.35%        10.71%        9.55%
  Net investment income, before waivers and
     reimbursements                                  7.06%          7.76%          8.44%          9.18%        10.55%        9.33%
Portfolio Turnover Rate                             42.76%        152.16%        138.79%        125.63%       159.35%       87.92%
---------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            HIGH YIELD MUNICIPAL FUND
                                                   SIX MONTHS
                                                      ENDED          YEAR         YEAR           YEAR           YEAR       YEAR
                                                    SEPT. 30,       ENDED        ENDED          ENDED          ENDED      ENDED
                                                       2004        MAR. 31,     MAR. 31,       MAR. 31,       MAR. 31,   MAR. 31,
Selected per share data                            (UNAUDITED)       2004         2003           2002           2001       2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $          9.61   $    9.36    $     9.16     $     9.15     $    9.01  $    10.01
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.22        0.44          0.46           0.48          0.49        0.44
Net realized and unrealized gains (losses)                (0.03)       0.25          0.20           0.01          0.14       (0.99)
  Total Income (Loss) from Investment
     Operations                                            0.19        0.69          0.66           0.49          0.63       (0.55)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.22)      (0.44)        (0.46)         (0.48)        (0.49)      (0.45)
     Total Distributions Paid                             (0.22)      (0.44)        (0.46)         (0.48)        (0.49)      (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $          9.58   $    9.61    $     9.36     $     9.16     $    9.15  $     9.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           1.98%       7.53%         7.36%          5.49%         7.14%      (5.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $       107,045   $  89,919    $   52,245     $   37,844     $  31,383  $   21,118
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements              0.85%       0.85%         0.85%(3)       0.85%         0.85%       0.85%
  Expenses, before waivers and
     reimbursements                                        1.10%       1.12%         1.20%          1.20%         1.34%       1.46%
  Net investment income, net of waivers and
     reimbursements                                        4.56%       4.63%         4.95%          5.24%         5.35%       5.12%
  Net investment income, before waivers and
     reimbursements                                        4.31%       4.36%         4.60%          4.89%         4.86%       4.51%
Portfolio Turnover Rate                                    9.28%      16.56%        29.13%         38.53%        14.57%      21.69%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $23,000 or 0.05% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 15 FIXED INCOME FUNDS

FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS(continued)

                                                                          INTERMEDIATE TAX-EXEMPT FUND
                                                  SIX MONTHS
                                                    ENDED           YEAR          YEAR          YEAR          YEAR         YEAR
                                                  SEPT. 30,        ENDED         ENDED         ENDED         ENDED        ENDED
                                                     2004         MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,     MAR. 31,
Selected per share data                          (UNAUDITED)        2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.57    $    10.64    $    10.26   $     10.40   $    9.93   $      10.36
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                   0.17          0.33          0.36          0.39        0.42           0.39
Net realized and unrealized gains (losses)             (0.05)         0.14          0.61         (0.06)       0.47          (0.42)
  Total Income (Loss) from Investment
     Operations                                         0.12          0.47          0.97          0.33        0.89          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.17)        (0.33)        (0.36)        (0.39)      (0.42)         (0.39)
  From net realized gains                                  -         (0.21)        (0.23)        (0.08)          -          (0.01)
     Total Distributions Paid                          (0.17)        (0.54)        (0.59)        (0.47)      (0.42)         (0.40)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      10.52    $    10.57    $    10.64   $     10.26   $   10.40   $       9.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        1.15%         4.50%         9.61%         3.30%       9.13%         (0.14)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $    599,869    $  631,627    $  668,777   $   678,400   $ 677,787   $    679,271
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           0.85%         0.85%         0.85%         0.85%       0.85%          0.85%
  Expenses, before waivers and
     reimbursements                                     1.02%         1.04%         1.04%         1.05%       1.04%          1.06%
  Net investment income, net of waivers and
     reimbursements                                     3.23%         3.10%         3.36%         3.79%       4.12%          4.03%
  Net investment income, before waivers and
     reimbursements                                     3.06%         2.91%         3.17%         3.59%       3.93%          3.82%
Portfolio Turnover Rate                                95.53%       274.17%       278.90%       162.34%      91.52%         68.69%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
                                                  SIX MONTHS
                                                    ENDED            YEAR          YEAR            YEAR         YEAR      PERIOD
                                                   SEPT. 30,        ENDED         ENDED           ENDED        ENDED       ENDED
                                                     2004          MAR. 31,      MAR. 31,        MAR. 31,     MAR. 31,    MAR. 31,
Selected per share data                          (UNAUDITED)         2004          2003          2002(3)        2001      2000(4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       10.48    $    10.55   $     10.16    $     10.27   $     9.89   $   10.00
INCOME(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                    0.09          0.18          0.29           0.42         0.56        0.27
Net realized and unrealized gains (losses)              (0.15)         0.07          0.51           0.08         0.38       (0.11)
  Total Income (Loss) from Investment
     Operations                                         (0.06)         0.25          0.80           0.50         0.94        0.16
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.10)        (0.20)        (0.31)         (0.42)       (0.56)      (0.27)
  From net realized gains                                   -         (0.12)        (0.10)         (0.19)           -           -
     Total Distributions Paid                           (0.10)        (0.32)        (0.41)         (0.61)       (0.56)      (0.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $       10.32    $    10.48   $     10.55    $     10.16   $    10.27   $    9.89
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        (0.57)%        2.42%         7.91%          4.89%        9.71%       1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $     174,042    $  198,956   $   186,953    $   106,121   $   76,937   $  63,468
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements            0.90%         0.90%         0.90%          0.90%        0.90%       0.90%
  Expenses, before waivers and
     reimbursements                                      1.04%         1.06%         1.08%          1.12%        1.13%       1.24%
  Net investment income, net of waivers and
     reimbursements                                      1.82%         1.71%         2.58%          3.98%        5.50%       5.66%
  Net investment income, before waivers and
     reimbursements                                      1.68%         1.55%         2.40%          3.76%        5.27%       5.32%
Portfolio Turnover Rate                                 93.26%       253.35%       232.91%        223.09%      163.91%      45.44%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

(4)   Commenced investment operations on October 1, 1999.

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 17 FIXED INCOME FUNDS

FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS(continued)

                                                                                  TAX-EXEMPT FUND
                                                    SIX MONTHS
                                                      ENDED           YEAR         YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,        ENDED        ENDED         ENDED         ENDED       ENDED
                                                      2004          MAR. 31,     MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
Selected per share data                            (UNAUDITED)        2004         2003          2002          2001        2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      10.98    $    10.91    $    10.49    $    10.58    $    9.99   $    10.63
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                     0.23          0.44          0.46          0.47         0.48         0.45
Net realized and unrealized gains (losses)               (0.09)         0.17          0.59         (0.09)        0.59        (0.62)
  Total Income (Loss) from Investment
     Operations                                           0.14          0.61          1.05          0.38         1.07        (0.17)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                             (0.23)        (0.44)        (0.46)        (0.47)       (0.48)       (0.45)
  From net realized gains                                    -         (0.10)        (0.17)            -            -        (0.02)
     Total Distributions Paid                            (0.23)        (0.54)        (0.63)        (0.47)       (0.48)       (0.47)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      10.89    $    10.98    $    10.91    $    10.49    $   10.58   $     9.99
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                          1.28%         5.67%        10.17%         3.60%       11.00%       (1.50)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $    494,247    $  522,221    $  549,211    $  529,099    $ 545,635   $  522,450
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements             0.85%         0.85%         0.85%         0.85%        0.85%        0.85%
  Expenses, before waivers and
     reimbursements                                       1.03%         1.05%         1.05%         1.04%        1.04%        1.07%
  Net investment income, net of waivers and
     reimbursements                                       4.18%         3.98%         4.23%         4.39%        4.71%        4.63%
  Net investment income, before waivers and
     reimbursements                                       4.00%         3.78%         4.03%         4.20%        4.52%        4.41%
Portfolio Turnover Rate                                  73.02%       230.83%       208.04%       134.33%      117.75%      118.69%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                U.S. GOVERNMENT FUND
                                                  SIX MONTHS
                                                    ENDED             YEAR          YEAR          YEAR         YEAR         YEAR
                                                  SEPT. 30,          ENDED         ENDED         ENDED        ENDED        ENDED
                                                     2004           MAR. 31,      MAR. 31,      MAR. 31,     MAR. 31,     MAR. 31,
Selected per share data                          (UNAUDITED)          2004          2003        2002(3)        2001         2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     10.41        $   10.54    $    10.15    $    10.29   $     9.72    $   10.05
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                  0.13             0.26          0.36          0.44         0.51         0.47
Net realized and unrealized gains (losses)            (0.20)            0.02          0.71          0.03         0.57        (0.32)
  Total Income (Loss) from Investment
     Operations                                       (0.07)            0.28          1.07          0.47         1.08         0.15
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.14)           (0.29)        (0.38)        (0.44)       (0.51)       (0.47)
  From net realized gains                                 -            (0.12)        (0.30)        (0.17)           -        (0.01)
     Total Distributions Paid                         (0.14)           (0.41)        (0.68)        (0.61)       (0.51)       (0.48)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     10.20        $   10.41    $    10.54    $    10.15   $    10.29    $    9.72
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      (0.67)%           2.78%        10.73%         4.65%       11.36%        1.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $   229,108        $ 283,548    $  352,415    $  338,290   $  350,038    $ 348,741
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.90%            0.90%         0.90%         0.90%        0.90%        0.90%
  Expenses, before waivers and
     reimbursements                                    1.04%            1.05%         1.05%         1.05%        1.05%        1.07%
  Net investment income, net of waivers and
     reimbursements                                    2.63%            2.52%         3.38%         4.29%        5.08%        4.83%
  Net investment income, before waivers and
     reimbursements                                    2.49%            2.37%         3.23%         4.14%        4.93%        4.66%
Portfolio Turnover Rate                               69.63%          221.88%       177.76%       150.25%      100.55%       30.56%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 19 FIXED INCOME FUNDS

 FIXED INCOME FUNDS
    SCHEDULE OF INVESTMENTS
    ARIZONA TAX-EXEMPT FUND

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                                 (000S)           (000S)
MUNICIPAL BONDS - 99.1%
ARIZONA - 92.9%
  Arizona School Facilities Board Revenue
    Bonds, State School Improvement,
    5.25%, 7/1/16                                             $     3,000       $    3,345
    5.00%, 7/1/17                                                     675              734
    5.25%, 7/1/18                                                   2,845            3,158
  Arizona State Transportation Board
    Highway Revenue Bonds, Prerefunded,
    5.75%, 7/1/09                                                   2,390            2,719
  Arizona State University COP Bonds,
    Research Infrastructure Project
     (AMBAC Insured),
    5.00%, 9/1/30                                                   2,000            2,045
  Arizona State University Revenue Bonds
     (FGIC Insured),
    5.50%, 7/1/16                                                   1,620            1,832
    5.50%, 7/1/20                                                   2,160            2,425
  Avondale Municipal Development Corp.
    Excise TRB (FGIC Insured),
    5.00%, 7/1/18                                                     650              695
  Chandler Street & Highway User Revenue
    Bonds (MBIA Insured),
    5.13%, 7/1/15                                                   2,000            2,061
  Chandler Water & Sewerage Revenue
    Bonds (MBIA Insured),
    7.25%, 7/1/09                                                     240              287
  Glendale G.O. Revenue Bonds,
    2.00%, 7/1/18                                                   2,600            2,012
  Glendale IDA Revenue Bonds, Series A,
    Midwestern University,
    4.25%, 5/15/05                                                    375              380
    4.50%, 5/15/06                                                    390              404
    4.63%, 5/15/07                                                    410              432
    4.75%, 5/15/08                                                    425              453
  Glendale Municipal Property Corp. Excise
    TRB, Series A (AMBAC Insured),
    5.00%, 7/1/33                                                   1,000            1,022
  Glendale Water and Sewer
    Revenue Bonds (AMBAC Insured),
    5.00%, 7/1/28                                                   1,000            1,027
  Maricopa County School District No. 8
    Osborn G.O. Bonds, Series A
    (FGIC Insured),
    5.88%, 7/1/14                                                     705              758
  Maricopa County School District No. 8
    Osborn G.O. Bonds, Series A
    (FGIC Insured), Prerefunded,
    5.88%, 7/1/06                                                   1,295            1,397
  Maricopa County School District No. 8
    Osborn G.O. Refunding Bonds,
    Bank Qualified (FGIC Insured),
    4.70%, 7/1/14                                                   1,000            1,091
  Maricopa County Unified School District
    No. 89 Dysart G.O. Bonds, Series B,
    School Improvement Project of 2002
    (FSA Insured),
    5.25%, 7/1/15                                                   1,600            1,804
  Maricopa County Unified School District
    No. 11 Peoria G.O. Bonds, Unified
    Project of 1991, Prerefunded,
    5.50%, 7/1/05                                                   1,000            1,039
  Maricopa County Unified School District
    No. 80 Chandler Capital Appreciation
    G.O. Refunding Bonds (FGIC Insured),
    0.00%, 7/1/09                                                   1,000              868
  Mesa IDA Student Housing Revenue
    Bonds, Series A,
    ASU East/Maricopa College,
    6.00%, 7/1/32                                                     900              908
  Mesa Street & Highway Revenue Bonds
    (FGIC Insured),
    5.50%, 7/1/16                                                     750              871
    5.00%, 7/1/18                                                     810              900
  Mesa Utilities System Revenue Bonds
    (FGIC Insured), Prerefunded,
    5.00%, 7/1/09                                                     930            1,026
    5.00%, 7/1/09                                                   1,000            1,103
  Mohave County Union High School
    District No. 30 Mohave G.O. Bonds,
    Series B (FGIC Insured),
    8.50%, 7/1/05                                                   1,000            1,050
  Northern Arizona University Revenue
    Bonds, Systems (FGIC Insured),
    5.13%, 6/1/19                                                     785              843
    5.13%, 6/1/20                                                     770              823
  Phoenix Civic Improvement Corp. Excise
    TRB, Series A, Senior Lien, Municipal
    Courthouse Project,
    5.75%, 7/1/15                                                   1,325            1,495

See Notes to the Financial Statements.

FIXED INCOME FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 99.1% - CONTINUED

ARIZONA - 92.9% - (CONTINUED)

   Phoenix Civic Improvement Corp.
     Municipal Facilities Subordinate Excise
     TRB (FGIC Insured),
     5.75%, 7/1/15                                                              $   1,000     $ 1,140

   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (FGIC Insured),
     Prerefunded,
     6.25%, 7/1/10                                                                  1,000       1,181

   Phoenix Civic Improvement Corp. Water
     System Revenue Bonds, Junior Lien,
     (FGIC Insured),
     5.50%, 7/1/15                                                                  2,000       2,267
     5.50%, 7/1/17                                                                  3,500       3,954

   Phoenix Civic Plaza Building Corp.
     Excise TRB, Senior Lien,
     5.70%, 7/1/07                                                                  1,160       1,205

   Phoenix G.O. Bonds,
     4.50%, 7/1/22                                                                  1,000       1,007

   Phoenix G.O. Bonds, Series B,
     Various Purpose,
     5.38%, 7/1/20                                                                  1,000       1,114

   Phoenix G.O. Refunding Bonds,
     Series A,
     4.50%, 7/1/15                                                                  1,500       1,555

   Phoenix G.O. Refunding Bonds,
     Series B,
     4.50%, 7/1/20                                                                  1,100       1,117

   Pima County G.O. Bonds (FSA Insured),
     4.00%, 7/1/14                                                                    750         768

   Pima County Unified School District
     No. 10 Amphitheater G.O. Bonds,
     Series E, School Improvement Project,
     6.50%, 7/1/05                                                                  1,900       1,967

   Pima County Unified School District
     No. 12 Sunnyside G.O. Bonds
     (FGIC Insured), Prerefunded,
     5.75%, 7/1/09                                                                  2,000       2,273

   Pima County Unified School District No. 6
     Marana G.O. Refunding Bonds
     (FGIC Insured),
     5.40%, 7/1/14                                                                  1,300       1,459

   Prescott Valley Municipal Property Corp.
     Municipal Facilities Revenue Bonds
     (FGIC Insured),
     5.00%, 1/1/16                                                                    580         628
     5.00%, 1/1/19                                                                    830         885

   Salt River Project Agricultural
     Improvement & Power District
     Electrical Systems Revenue Refunding
     Bonds, Series C,
     4.90%, 1/1/08                                                                    470         481

   Scottsdale Municipal Property Corp.
     Excise TRB, Series A,
     5.00%, 7/1/34                                                                  2,000       2,045

   Scottsdale Preservation Authority Excise
     TRB (FGIC Insured), Prerefunded,
     6.00%, 7/1/08                                                                    370         422
-----------------------------------------------------------------------------------------------------
                                                                                               66,475
-----------------------------------------------------------------------------------------------------
PUERTO RICO - 6.2%

   Puerto Rico Commonwealth G.O. Bonds,
     Series A, Public Improvement
     (FSA Insured),
     5.00%, 7/1/17                                                                  1,000       1,101

   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
     Escrowed to Maturity,
     5.50%, 10/1/20                                                                 2,500       2,749
     5.50%, 10/1/40                                                                   500         540
-----------------------------------------------------------------------------------------------------
                                                                                                4,390
-----------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS

(COST $66,268)                                                                                 70,865

                                                                                  NUMBER       VALUE
                                                                                OF SHARES      (000S)
INVESTMENT COMPANIES - 0.3%
   AIM Tax Exempt Cash Fund                                                       229,899         230
   Dreyfus Tax-Exempt Cash
     Management Fund                                                                2,602           3
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------
(COST $233)                                                                                       233

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 21 FIXED INCOME FUNDS

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  ARIZONA TAX-EXEMPT FUND   (continued)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
SHORT - TERM INVESTMENT - 1.0%

   Phoenix IDA Revenue Refunding VRDB,
     Southwest Village Apartments Project,
     1.69%, 10/7/04                                                             $     700     $   700
-----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------
(COST $700)                                                                                       700
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.4%
-----------------------------------------------------------------------------------------------------
(COST $67,201)                                                                                 71,798
     Liabilities less Other Assets - (0.4)%                                                      (265)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $71,533

At September 30, 2004, the Arizona Tax-Exempt Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                                          PERCENTAGE
Education                                                   10.1%
Facilities                                                   7.5
General Obligation                                          12.1
Higher Education                                            14.7
School District                                             19.1
Transportation                                               9.1
Utilities                                                    6.4
Water                                                        8.7
All other sectors less than 5%                              12.3
----------------------------------------------------------------
Total                                                      100.0%

At September 30, 2004, the quality distribution for the Arizona Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                     PERCENTAGE
AAA                                                         78.9%
AA                                                          13.2
A                                                            6.6
BBB                                                          1.3
----------------------------------------------------------------
Total                                                      100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-EXEMPT  FUND

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 98.9%

CALIFORNIA - 91.7%

   Arcade Water District Revenue COP
     (FGIC Insured),
     5.00%, 11/1/17                                                             $   1,000     $ 1,073

   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                                                  1,000       1,054

   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/08                                                                  4,815       5,296
     6.00%, 5/1/13                                                                    500         583

   California State Economic Recovery G.O.
     Bonds, Series A,
     5.00%, 7/1/16                                                                  1,500       1,607
     5.00%, 7/1/17                                                                    250         266

   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/19                                                                  1,000       1,028

   California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Department of Corrections State Prisons
     (AMBAC Insured),
     5.25%, 12/1/13                                                                 1,350       1,532

   California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Trustees California State University,
     5.25%, 10/1/14                                                                 3,545       3,880

   California Statewide Communities
     Development Authority Revenue COP,
     John Muir/Mount Diablo Health System
     (MBIA Insured),
     5.50%, 8/15/12                                                                 4,030       4,606

   California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.00%, 8/1/12                                                                  1,775       1,873

   Contra Costa County Home Mortgage
     Revenue Bonds, GNMA Mortgage
     Backed Securities Program (Colld. by
     GNMA), Escrowed to Maturity,
     7.50%, 5/1/14                                                                  1,000       1,313

   Duarte Redevelopment Agency SFM
     Revenue Refunding Bonds, Series B,
     Mortgage Backed Securities Program
     (Colld. by FNMA), Escrowed to Maturity,
     6.88%, 10/1/11                                                                   950       1,169

   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                                                    250         266

   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/18                                                                  1,350       1,486
     5.38%, 8/1/19                                                                    625         685

   Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                                                  1,000       1,117

   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed,
     2.88%, 6/1/08                                                                  1,800       1,785
     5.00%, 6/1/10                                                                  2,000       2,137
     5.38%, 6/1/17                                                                    750         767

   Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                                                 2,000       2,254

   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                                                  1,250       1,317
     4.75%, 7/1/16                                                                    850         891

   Los Angeles Department of Water &
     Power Electric Plant Revenue Bonds,
     Prerefunded,
     6.10%, 2/15/05                                                                 1,495       1,536

   Los Angeles Department of Water &
     Power Electric Plant Revenue Refunding
     Bonds, Prerefunded,
     6.10%, 2/15/05                                                                   505         519

   Los Angeles Unified School District G.O.
     Bonds, Series E, Election of 1997
     (MBIA Insured),
     5.50%, 7/1/16                                                                  1,060       1,201

   Los Angeles Wastewater Systems
     Revenue Refunding Bonds, Series D
     (FGIC Insured),
     4.70%, 11/1/19                                                                 1,000       1,006

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 23 FIXED INCOME FUNDS

FIXED INCOME FUNDS

     SCHEDULE OF INVESTMENTS

     CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 98.9% (CONTINUED)

CALIFORNIA - 91.7% - (CONTINUED)

   Metropolitan Water District of Southern
     California Waterworks Revenue Bonds,
     Series A, Prerefunded,
     5.50%, 7/1/09                                                              $   1,350     $ 1,543

   Mountain View California Refunding COP,
     Revitalization Authority (MBIA Insured),
     Prerefunded,
     6.00%, 10/1/05                                                                   850         905

   Oakland Joint Powers Financing Authority
     Lease Revenue Bonds,
     Oakland Administration Buildings
     (AMBAC Insured), Prerefunded,
     5.38%, 8/1/06                                                                  1,070       1,160

   Orange County Water District COP,
     Series B (MBIA Insured),
     5.38%, 8/15/18                                                                 1,000       1,109

   Sacramento County Sanitation District
     Financing Authority Revenue Crossover
     Bonds, Series A,
     5.60%, 12/1/16                                                                 1,500       1,575
     5.75%, 12/1/18                                                                 1,250       1,315

   San Bernardino Unified School District
     G.O. Refunding Bonds (FSA Insured),
     5.00%, 8/1/17                                                                  2,000       2,187
     5.00%, 8/1/20                                                                  2,095       2,246

   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                                                    500         521

   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                                                   700         780

   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/18                                                                  1,555       1,738

   San Juan Unified School District G.O.
     Bonds, Series A, Election 2002
     (MBIA Insured),
     5.00%, 8/1/19                                                                  1,560       1,684

   San Marcos PFA Capital Appreciation
     Custom Receipts Revenue Bonds,
     Escrowed to Maturity,
     0.00%, 7/1/11                                                                  1,000         790

   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A,
     Subregional Wastewater Project
     (FGIC Insured),
     4.75%, 9/1/16                                                                  1,000       1,031

   Southern California Public Power Authority
     Capital Appreciation Subordinate
     Revenue Refunding Bonds,
     Southtran Transmission Project,
     0.00%, 7/1/14                                                                  1,000         664

   Southern California Public Power Authority
     Power Project Revenue Bonds,
     6.75%, 7/1/12                                                                  2,100       2,528

   Washington Township Healthcare District
     Revenue Bonds,
     4.25%, 7/1/05                                                                    100         102
     4.50%, 7/1/07                                                                  1,005       1,055
     5.00%, 7/1/09                                                                    250         269
-----------------------------------------------------------------------------------------------------
                                                                                               65,449
-----------------------------------------------------------------------------------------------------

PUERTO RICO - 5.7%

   Puerto Rico Commonwealth G.O. Bonds,
     Series A, Public Improvement Project
     (FSA Insured),
     5.00%, 7/1/17                                                                  1,250       1,377

   Puerto Rico Commonwealth G.O.
     Refunding Bonds, Public Improvement
     Project,
     5.00%, 7/1/06                                                                  1,000       1,051

   Puerto Rico Electric Power Authority
     Revenue Refunding Bonds
     (MBIA Insured),
     5.00%, 7/1/21                                                                  1,465       1,623
-----------------------------------------------------------------------------------------------------
                                                                                                4,051
-----------------------------------------------------------------------------------------------------

VIRGIN ISLANDS - 1.5%

   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                                                 1,000       1,072
-----------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-----------------------------------------------------------------------------------------------------
(COST $66,024)                                                                                 70,572

See Notes to the Financial Statements.

FIXED INCOME FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
SHORT -TERM INVESTMENT - 1.7%

   California State Department of Water
     Resources Power Supply VRDB,
     Series C-9 (Citibank LOC),
     1.70%, 10/7/04                                                             $   1,200     $ 1,200
-----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------
(COST $1,200)                                                                                   1,200
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
-----------------------------------------------------------------------------------------------------
(COST $67,224)                                                                                 71,772

   Liabilities less Other Assets - (0.6)%                                                        (444)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $71,328

At September 30, 2004, the California Intermediate Tax-Exempt Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                                  PERCENTAGE
Agriculture                                         6.5%
Facilities                                          6.1
General Obligation                                  9.3
Higher Education                                    8.0
Medical                                             8.4
Power                                              19.7
School District                                    14.2
Utilities                                           9.7
Water                                               5.2
All other sectors less than 5%                     12.9
-------------------------------------------------------
Total                                             100.0%

At September 30, 2004, the quality distribution for the California Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                             PERCENTAGE
AAA                                                51.4%
AA                                                 16.8
A                                                  30.3
BBB                                                 1.5
-------------------------------------------------------
Total                                             100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 25 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    CALIFORNIA TAX-EXEMPT FUND

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 99.1%

CALIFORNIA - 86.7%

   ABAG Finance Authority for Nonprofit
     Corps. COP, Channing House,
     4.65%, 2/15/06                                                             $     280     $   287

   Alameda County Water District Revenue
     Refunding Bonds (MBIA Insured),
     4.75%, 6/1/20                                                                  2,000       2,045

   Anaheim PFA Tax Allocation Revenue
     Bonds, Series A, Redevelopment
     Project (MBIA Insured),
     5.25%, 2/1/18                                                                    250         269

   Anaheim PFA Revenue Bonds,
     Electric System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                                                 2,000       2,035

   Aztec Shops Ltd. Auxiliary Organization
     Student Housing Revenue Bonds,
     San Diego State University,
     6.00%, 9/1/31                                                                  2,000       2,073

   Beverly Hills Unified School District G.O.
     Bonds, Series A,
     5.38%, 8/1/19                                                                  1,370       1,525

   California Educational Facilities Authority
     Capital Appreciation Revenue Bonds,
     Loyola Marymount (MBIA Insured),
     Prerefunded,
     0.00%, 10/1/09                                                                 4,435       1,156
     0.00%, 10/1/09                                                                 3,435         786

   California Health Facilities Finance
     Authority Revenue Refunding Bonds,
     Series A, Cedars-Sinai Medical Center,
     6.13%, 12/1/19                                                                 3,350       3,677

   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                                                    250         264

   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/13                                                                    625         713

   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/08                                                                    185         203

   California State Economic Recovery G.O.
     Bonds, Series A,
     5.00%, 7/1/16                                                                  1,625       1,741

   California State G.O. Bonds
     (AMBAC Insured),
     6.00%, 4/1/17                                                                    500         605

   California State G.O. Bonds,
     5.13%, 6/1/24                                                                  2,000       2,062

   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/29                                                                  1,000       1,000

   California State G.O. Refunding Bonds,
     4.38%, 10/1/17                                                                 1,390       1,406

   California State Public Works Board
     Lease Revenue Bonds, Series A,
     Department of Corrections
     (AMBAC Insured),
     5.50%, 1/1/14                                                                  1,300       1,382

   California State Public Works Board
     Lease Revenue Refunding Bonds,
     Series B, Various Community College
     Project (AMBAC Insured),
     5.63%, 3/1/16                                                                  1,000       1,067

   California State University Foundation
     Revenue Bonds, Series A,
     Sacramento Auxiliary (MBIA Insured),
     5.50%, 10/1/27                                                                   500         539
     5.50%, 10/1/32                                                                   500         537

   California Statewide Communities
     Development Authority Student
     Housing Revenue Bonds, Series A,
     East Campus Apartments LLC
     (ACA Insured),
     5.63%, 8/1/34                                                                  1,000       1,020

   California Statewide Community
     Development Corp. COP,
     J. Paul Getty Trust,
     5.00%, 10/1/10                                                                 1,000       1,020

   Dry Creek Joint Elementary School
     District Capital Appreciation G.O.
     Bonds, Series A (FSA Insured),
     0.00%, 8/1/09                                                                    400         344

   East Bay Municipal Utilities District Water
     System Revenue Bonds
     (MBIA Insured),
     5.00%, 6/1/26                                                                  1,000       1,025
     4.75%, 6/1/34                                                                  1,500       1,492

   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                                                  2,250       2,396

See Notes to the Financial Statements.

FIXED INCOME FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 99.1% - (CONTINUED)

CALIFORNIA - 86.7% - (CONTINUED)

   Escondido Union High School District G.O.
     Bonds (MBIA Insured),
     Escrowed to Maturity,
     5.60%, 11/1/09                                                             $     150     $   162

   Fillmore Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (FGIC Insured),
     0.00%, 7/1/10                                                                    515         423

   Folsom G.O. Bonds, Series D, School
     Facilities Project (FGIC Insured),
     5.70%, 8/1/13                                                                    200         222

   Foothill/Eastern Transportation Corridor
     Agency Toll Road Senior Lien Capital
     Appreciation Revenue Bonds, Series A,
     Escrowed to Maturity,
     0.00%, 1/1/05                                                                    375         373

   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/19                                                                    750         822

   Glendale California Unified School
     District G.O. Bonds, Series D
     (MBIA Insured),
     5.38%, 9/1/18                                                                    665         743

   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.38%, 6/1/28                                                                  2,220       2,266
     5.63%, 6/1/38                                                                  2,000       2,085

   Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                                                 1,600       1,803

   Imperial Irrigation District Refunding COP,
     Electric Systems Project
     (MBIA Insured),
     5.20%, 11/1/09                                                                   200         223

   Las Virgenes Unified School District
     Capital Appreciation G.O. Refunding
     Bonds (FSA Insured),
     0.00%, 11/1/22                                                                 2,300         938

   Lemoore Union High School District
     G.O. Bonds (AMBAC Insured),
     6.00%, 1/1/12                                                                    200         234

   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                                                  1,750       1,844
     4.75%, 7/1/16                                                                  1,150       1,206

   Los Angeles Department of Water &
     Power Electric Plant Revenue
     Refunding Bonds, Prerefunded,
     6.10%, 2/15/05                                                                   380         390

   Los Angeles Department of Water &
     Power Waterworks Revenue Bonds,
     Series A (FGIC Insured),
     5.13%, 7/1/40                                                                  1,810       1,838

   Los Angeles Harbor Department Revenue
     Bonds, Escrowed to Maturity,
     7.60%, 10/1/18                                                                    40          51

   Mid Peninsula Regional Open Space
     District G.O. Refunding Bonds,
     7.00%, 9/1/14                                                                  1,050       1,083

   Modesto Irrigation District Refunding
     COP, Series B, Capital Improvements
     Projects,
     5.30%, 7/1/22                                                                  1,780       1,781

   Monrovia Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (MBIA Insured),
     0.00%, 8/1/10                                                                    720         589

   Natomas Unified School District Capital
     Appreciation G.O. Bonds,
     Series B, Election 2002
     (FGIC - State Aid Withholding),
     0.00%, 9/1/22                                                                  1,170         478

   New Haven Unified School District G.O.
     Refunding Bonds (FSA Insured),
     5.75%, 8/1/20                                                                  1,320       1,522

   Oakland G.O. Bonds, Measure I
     (FGIC Insured),
     5.60%, 12/15/14                                                                  200         219

   Perris Union High School District Capital
     Appreciation G.O. Bonds, Series B
     (FGIC Insured),
     0.00%, 9/1/26                                                                  1,000         319

   Placentia-Yorba Linda Unified School
     District G.O. Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/21                                                                  1,000       1,097

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 27 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    CALIFORNIA TAX-EXEMPT FUND (CONTINUED)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)

MUNICIPAL BONDS - 99.1% - (CONTINUED)

CALIFORNIA - 86.7% - (CONTINUED)

   Rio Hondo Community College District
     G.O. Bonds, Series A, School Facilities
     Construction & Improvement
     (MBIA Insured),
     5.25%, 6/1/29                                                              $   2,000     $ 2,116

   Sacramento City Financing Authority
     Revenue Bonds, Series A
     (AMBAC Insured),
     5.00%, 12/1/32                                                                 2,720       2,766

   Sacramento County Sanitation District
     Financing Authority Revenue
     Crossover Bonds, Series A,
     5.60%, 12/1/16                                                                   500         525
     6.00%, 12/1/20                                                                 2,500       2,644

   San Bernardino Unified School District
     G.O. Refunding Bonds (FSA Insured),
     5.00%, 8/1/17                                                                    865         946

   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                                                  1,000       1,041

   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                                                 1,200       1,337

   San Francisco State Building Authority
     Lease Revenue Bonds, Series A,
     Department of General Services,
     5.00%, 10/1/13                                                                 4,250       4,660

   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/19                                                                  1,750       1,949
     5.38%, 8/1/20                                                                  1,955       2,164

   San Jose Unified School District Santa
     Clara County G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/19                                                                    500         548

   San Juan Unified School District G.O.
     Bonds, Series A, Election 2002
     (MBIA Insured),
     5.00%, 8/1/19                                                                  1,000       1,080

   San Mateo County Transit District
     Revenue Bonds, Series A
     (MBIA Insured),
     4.50%, 6/1/17                                                                  1,225       1,260

   Santa Margarita-Dana Point Authority
     Revenue Bonds, Series B, California
     Improvements Districts 3, 3a, 4, & 4a
     (MBIA Insured),
     7.25%, 8/1/09                                                                  1,150       1,383

   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.25%, 9/1/16                                                                     35          40

   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A,
     Subregional Wastewater Project
     (FGIC Insured),
     4.75%, 9/1/16                                                                    200         206

   South Placer Wastewater Authority
     Revenue Bonds, Series A
     (FGIC Insured), Prerefunded,
     5.00%, 11/1/10                                                                 2,410       2,718

   Torrance Hospital Revenue Bonds,
     Series A, Torrance Memorial
     Medical Center,
     6.00%, 6/1/22                                                                    500         553

   Union Elementary School District Capital
     Appreciation G.O. Bonds, Series C
     (FGIC Insured),
     0.00%, 9/1/28                                                                  2,500         704

   Vista Unified School District G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/16                                                                  1,000       1,125
     5.38%, 8/1/17                                                                  1,885       2,117

   Walnut Valley Unified School District
     G.O. Refunding Bonds, Series A
     (MBIA Insured),
     7.20%, 2/1/16                                                                  1,000       1,260

   Washington Township Healthcare
     District Revenue Bonds,
     4.25%, 7/1/05                                                                    100         102
     5.00%, 7/1/09                                                                    405         435
     5.00%, 7/1/11                                                                    500         530
     5.00%, 7/1/12                                                                  1,270       1,337
-----------------------------------------------------------------------------------------------------
                                                                                               90,926
-----------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                                 (000S)        (000S)
MUNICIPAL BONDS - 99.1% -CONTINUED

PUERTO RICO - 10.9%

   Puerto Rico Commonwealth G.O. Bonds,
     Series A, Public Improvement
     (FSA Insured),
     5.00%, 7/1/17                                                              $   2,750     $  3,029

   Puerto Rico Commonwealth Highway &
     Transportation Authority Grant
     Anticipation Revenue Bonds
     (MBIA Insured),
     5.00%, 9/15/18                                                                 2,000        2,184

   Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue
     Bonds, Series B (MBIA Insured),
     5.75%, 7/1/18                                                                  1,600        1,840

   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
     Escrowed to Maturity,
     5.50%, 10/1/40                                                                 4,000        4,324
------------------------------------------------------------------------------------------------------
                                                                                                11,377
------------------------------------------------------------------------------------------------------

VIRGIN ISLANDS - 1.5%

   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                                                 1,500        1,608
------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
------------------------------------------------------------------------------------------------------
(COST $96,721)                                                                                 103,911

SHORT-TERM INVESTMENTS - 2.5%

   California State Department of Water
     Resources Power Supply Revenue
     VRDB, Series C-9,
     1.70%, 10/7/04                                                                 2,400        2,400

   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     1.68%, 10/7/04                                                                   250          250
------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------
(COST $2,650)                                                                                    2,650
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.6%
------------------------------------------------------------------------------------------------------
(COST $99,371)                                                                                 106,561
   Liabilities less Other Assets - (1.6)%                                                       (1,676)
------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $104,885

At September 30, 2004, the California Tax-Exempt Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                                       PERCENTAGE
Facilities                                               6.6%
General                                                  5.7
General Obligation                                      13.3
Higher Education                                         6.8
Medical                                                  6.2
Power                                                    6.3
School District                                         19.1
Transportation                                           8.2
Utilities                                                6.1
Water                                                    6.0
All other sectors less than 5%                          15.7
------------------------------------------------------------
Total                                                  100.0%

At September 30, 2004, the quality distribution for the California Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                 PERCENTAGE
AAA                                                     61.6%
AA                                                      12.2
A                                                       22.4
BBB                                                      3.8
------------------------------------------------------------
Total                                                  100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 29 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND

                                                              NUMBER      VALUE
                                                             OF SHARES    (000S)
CONVERTIBLE PREFERRED STOCK - 0.0%
REITS - 0.0%
    iStar Financial, Inc., 7.50%                                 6,800    $  169
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
--------------------------------------------------------------------------------
(COST $170)                                                                  169


                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                               (000S)     (000S)
ASSET-BACKED SECURITIES - 13.3%
AUTOMOBILE - 2.1%
    BMW Vehicle Owner Trust, Series 2003-A,
       Class A4,
       2.53%, 2/25/08                                        $   1,700     1,692

    Capital Auto Receivables Asset Trust,
       Series 2003-1, Class A3A,
       2.75%, 4/16/07                                            3,630     3,636

    Honda Auto Receivables Owner Trust,
       Series 2004-2 Class A3,
       3.30%, 3/17/08                                            3,000     3,021

    Nissan Auto Receivables Owner Trust,
       Series 2004-A, Class A3,
       2.01%, 11/15/07                                           2,600     2,574

    Triad Auto Receivables Owner Trust, Series 2003-B,
       Class A3,
       2.48%, 3/12/08                                            1,900     1,896

    WFS Financial Owner Trust, Series 2004-2,
       Class A4,
       3.54%, 11/21/11                                           3,000     3,022
--------------------------------------------------------------------------------
                                                                          15,841
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 6.5%
    Chase Manhattan Bank-First Union National Bank,
       Series 1999-1, Class A2,
       7.44%, 8/15/31                                            5,025     5,752

    Citigroup Commercial Mortgage Trust,
       Series 2004-C1, Class A4,
       5.46%, 4/15/40                                            3,630     3,800

    Commercial Mortgage Asset Trust, Series 1999-C1,
       Class A3,
       6.64%, 1/17/32                                            3,880     4,311

    Credit Suisse First Boston Mortgage Securities
       Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                            2,375     2,609

    Donaldson Lufkin & Jenrette Commercial
       Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                           2,220     2,415

    GMAC Commercial Mortgage Securities, Inc.,
       Series 2002-C3, Class A2,
       4.93%, 7/10/39                                            2,490     2,557

    JP Morgan Chase Commercial Mortgage
       Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                            2,775     2,802

    JP Morgan Chase Commercial Mortgage
       Securities Corp., Series 2004-C2, Class A3,
       5.39%, 5/15/41                                            3,350     3,483

    Lehman Brothers Commercial Conduit
       Mortgage Trust,
       Series 1999-C1, Class A2,
       6.78%, 6/15/31                                            2,405     2,667

    Morgan Stanley Capital I, Series 2004-IQ7,
       Class A4,
       5.56%, 6/15/38                                            3,625     3,821

    Morgan Stanley Dean Witter Capital I,
       Series 2001-TOP1, Class A4,
       6.66%, 2/15/33                                            3,300     3,711

    Morgan Stanley Dean Witter Capital I,
       Series 2001-TOP3, Class A4,
       6.39%, 7/15/33                                            2,300     2,564

    Wachovia Bank Commercial Mortgage Trust,
       Series 2003-C5, Class A2,
       3.99%, 6/15/35                                            2,940     2,815

    Wachovia Bank Commercial Mortgage Trust,
       Series 2003-C6, Class A4,
       5.13%, 8/15/35                                            4,360     4,507
--------------------------------------------------------------------------------
                                                                          47,814
--------------------------------------------------------------------------------
CREDIT CARD - 1.6%
    Bank One Issuance Trust, Series 2003-A9, Class 9,
       3.86%, 6/15/11                                            3,600     3,637

    Citibank Credit Card Issuance Trust,
       Series 2003-A3, Class A3,
       3.10%, 3/10/10                                            3,300     3,264

    Citibank Credit Card Issuance Trust,
       Series 2003-A8, Class A8,
       3.50%, 8/16/10                                            2,020     2,015

    Fleet Credit Card Master Trust II, Series 2002-C,
       Class A,
       2.75%, 4/15/08                                            3,055     3,062
--------------------------------------------------------------------------------
                                                                          11,978
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
ASSET-BACKED SECURITIES - 13.3% - CONTINUED
HOME EQUITY - 0.6%
    Advanta Mortgage Loan Trust, Series 2000-1,
       Class A4,
       8.61%, 3/25/28                                        $     380    $  391

    Citifinancial Mortgage Securities, Inc.,
       Series 2003-3, Class AF2,
       3.08%, 8/25/33                                            1,421     1,421

    Residential Asset Securities Corp.,
       Series 2003-KS10, Class AI2,
       2.71%, 5/25/26                                            2,360     2,346
--------------------------------------------------------------------------------
                                                                           4,158
--------------------------------------------------------------------------------
OTHER - 1.2%
    Chase Funding Mortgage Loan Asset-Backed
       Certificates, Series 2003-4, Class 1A2,
       2.14%, 5/25/36                                            1,070     1,066

    Chase Funding Mortgage Loan Asset-Backed
       Certificates, Series 2003-4, Class 1A3,
       2.73%, 9/25/24                                              480       478

    Countrywide Asset-Backed Certificates,
       Series 2003-5, Class AF2,
       3.04%, 4/25/25                                            1,335     1,335

    Residential Asset Mortgage Products, Inc.,
       Series 2003-RS10, Class AI3,
       3.58%, 3/25/28                                            2,370     2,363

    Residential Asset Mortgage Products, Inc.,
       Series 2004-RS5, Class AI3,
       4.48%, 9/25/29                                            3,460     3,495
--------------------------------------------------------------------------------
                                                                           8,737
--------------------------------------------------------------------------------

WHOLE LOAN - 1.3%
    PNC Mortgage Securities Corp., Series 1996-PR1,
       Class A,
       0.00%, 4/28/27                                               17        17

    Residential Accredit Loans, Inc., Series 2001-QS18,
       Class A1,
       6.50%, 12/25/31                                           3,163     3,248

    Washington Mutual, Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                            3,715     3,672

    Washington Mutual, Series 2004-AR4, Class A6,
       3.81%, 6/25/34                                            2,975     2,933
--------------------------------------------------------------------------------
                                                                           9,870
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $97,765)                                                            98,398

CORPORATE BONDS - 33.4%
ADVERTISING - 0.1%
    Advanstar Communications, Inc.,
       12.00%, 2/15/11                                             150       161

    Donnelley (R.H.) Finance Corp. I,
       10.88%, 12/15/12                                            750       909
--------------------------------------------------------------------------------
                                                                           1,070
--------------------------------------------------------------------------------
AGRICULTURE - 0.3%
    Bunge Ltd. Finance Corp.,
       5.88%, 5/15/13                                            1,355     1,428

    Gold Kist, Inc., (1)
       10.25%, 3/15/14                                             350       388

    Hines Nurseries, Inc.,
       10.25%, 10/1/11                                             300       318

    Seminis Vegetable Seeds, Inc.,
       10.25%, 10/1/13                                             200       223
--------------------------------------------------------------------------------
                                                                           2,357
--------------------------------------------------------------------------------
APPAREL - 0.1%
    Levi Strauss & Co.,
       11.63%, 1/15/08                                             175       181
       12.25%, 12/15/12                                            125       132

    Phillips-Van Heusen,
       7.25%, 2/15/11                                              450       468
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.8%
    DaimlerChrysler N.A. Holding Corp.,
       7.25%, 1/18/06                                            1,500     1,580
       4.05%, 6/4/08                                               875       883
       8.50%, 1/18/31                                            1,425     1,742

    Ford Motor Co.,
       7.45%, 7/16/31                                            1,835     1,799

    Navistar International Corp.,
       7.50%, 6/15/11                                               75        80
--------------------------------------------------------------------------------
                                                                           6,084
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.1%
    Dana Corp.,
       6.50%, 3/1/09                                               210       222

    Delco Remy International, Inc.,
       9.38%, 4/15/12                                              225       220

    Goodyear Tire & Rubber (The) Co.,
       7.86%, 8/15/11                                              160       151

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 31 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT       VALUE
                                                        (000S)      (000S)
CORPORATE BONDS - 33.4% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.1% - (CONTINUED)
    Tenneco, Inc.,
       11.63%, 10/15/09                                $     400    $   422
---------------------------------------------------------------------------
                                                                      1,015
---------------------------------------------------------------------------
BANKS - 1.6%
    Chase Manhattan Corp.,
       7.13%, 2/1/07                                         250        273
    JP Morgan Chase & Co.,
       5.63%, 8/15/06                                        680        713
       5.13%, 9/15/14                                      7,250      7,289
    RBS Capital Trust III,
       5.51%, 9/29/49                                      3,590      3,640
---------------------------------------------------------------------------
                                                                     11,915
---------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
    Building Materials Corp. of America, (1)
       7.75%, 8/1/14                                         125        124
    Ply Gem Industries Inc., (1)
       9.00%, 2/15/12                                        325        324
---------------------------------------------------------------------------
                                                                        448
---------------------------------------------------------------------------
CABLE TELEVISION - 0.1%
    DirecTV Holdings LLC,
       8.38%, 3/15/13                                        450        512
    Insight Midwest LP, Senior Notes,
       10.50%, 11/1/10                                       175        192
    Mediacom Broadband LLC,
       11.00%, 7/15/13                                       170        181
---------------------------------------------------------------------------
                                                                        885
---------------------------------------------------------------------------
CHEMICALS - 0.3%
    Huntsman LLC,
       11.63%, 10/15/10                                      300        347
    ISP Chemco, Inc.,
       10.25%, 7/1/11                                        500        558
    Lyondell Chemical Co.,
       9.63%, 5/1/07                                         420        457
    Nalco Co.,
       8.88%, 11/15/13                                       270        290
    PolyOne Corp.,
       10.63%, 5/15/10                                       425        465
    Resolution Performance Products, Inc.,
       13.50%, 11/15/10                                      305        296
---------------------------------------------------------------------------
                                                                      2,413
---------------------------------------------------------------------------
COAL - 0.0%
    Foundation Pa. Coal Co., (1)
       7.25%, 8/1/14                                          75         80
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.3%
    Coinmach Corp.,
       9.00%, 2/1/10                                         190        197
    Corrections Corp. of America,
       9.88%, 5/1/09                                       1,000      1,116
    Dollar Financial Group, Inc.,
       9.75%, 11/15/11                                       450        477
    Service Corp.,
       7.70%, 4/15/09                                        240        259
    Williams Scotsman, Inc.,
       9.88%, 6/1/07                                         300        287
---------------------------------------------------------------------------
                                                                      2,336
---------------------------------------------------------------------------
COMPUTERS - 0.0%
    Stratus Technologies, Inc.,
       10.38%, 12/1/08                                       200        181
---------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.0%
    Elizabeth Arden, Inc.,
       7.75%, 1/15/14                                        175        184
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 13.8%
    Alamosa Delaware, Inc.,
       11.00%, 7/31/10                                       125        142
    Allstate Life Global Funding Trusts,
       4.50%, 5/29/09                                      3,305      3,386
    American General Finance Corp.,
       3.88%, 10/1/09                                      4,010      3,975
    Associates Corp. of North America,
       6.25%, 11/1/08                                      2,815      3,085
    Boeing Capital Corp.,
       5.75%, 2/15/07                                      1,330      1,409
       5.80%, 1/15/13                                      1,150      1,234
    Capital One Bank,
       4.88%, 5/15/08                                      1,155      1,196
    CIT Group, Inc.,
       5.00%, 2/13/14                                      1,010      1,006
    Couche-Tard Finance Corp.,
       7.50%, 12/15/13                                       210        224
    Countrywide Home Loans, Inc.,
       4.25%, 12/19/07                                       500        509
       3.25%, 5/21/08                                      1,700      1,672

See Notes to the Financial Statements.

FIXED INCOME FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
CORPORATE BONDS - 33.4% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 13.8% - (CONTINUED)
    Ford Motor Credit Co.,
       5.80%, 1/12/09                                     $   9,010    $  9,339
    General Electric Capital Corp.,
       6.00%, 6/15/12                                         1,220       1,340
       6.75%, 3/15/32                                           930       1,070
    General Motors Acceptance Corp.,
       6.88%, 9/15/11                                         7,370       7,731
       8.00%, 11/1/31                                         1,835       1,899
    Goldman Sachs Group LP,
       5.00%, 10/1/14                                         2,705       2,676
    Goldman Sachs Group, Inc.,
       6.88%, 1/15/11                                         7,465       8,430
    Household Finance Corp.,
       4.63%, 1/15/08                                         1,750       1,806
       6.38%, 11/27/12                                        1,155       1,280
       4.75%, 7/15/13                                         2,735       2,708
    International Lease Finance Corp.,
       2.95%, 5/23/06                                           750         748
       3.75%, 8/1/07                                            565         568
    iPCS Escrow Co., (1)
       11.50%, 5/1/12                                           100         105
    Lehman Brothers Holdings, Inc.,
       6.63%, 2/5/06                                            730         768
       6.25%, 5/15/06                                         1,085       1,142
       7.00%, 2/1/08                                          1,310       1,446
    Morgan Stanley,
       3.63%, 4/1/08                                          3,200       3,207
       4.75%, 4/1/14                                          1,935       1,873
    National Rural Utilities Cooperative Finance,
       3.00%, 2/15/06                                         1,550       1,556
    Power Receivable Finance LLC, (1)
       6.29%, 1/1/12                                          1,726       1,809
    SLM Corp.,
       3.63%, 3/17/08                                           860         865
    TRAINS, (1)
       8.22%, 8/1/15                                         29,780      32,027
    UGS Corp., (1)
       10.00%, 6/1/12                                           170         185
-------------------------------------------------------------------------------
                                                                        102,416
-------------------------------------------------------------------------------
ELECTRIC - 1.5%
    AES Corp.,
       9.50%, 6/1/09                                            875         978
    Alabama Power Co.,
       5.70%, 2/15/33                                           895         902
    Appalachian Power Co.,
       3.60%, 5/15/08                                           580         576
    Calpine Generating Co. LLC, (1)
       7.00%, 4/1/10                                             90          86
       11.50%, 4/1/11                                           270         236
    CMS Energy Corp.,
       9.88%, 10/15/07                                          450         500
       8.50%, 4/15/11                                           140         153
    Columbus Southern Power Co.,
       5.50%, 3/1/13                                            860         900
    Duke Energy Corp.,
       3.75%, 3/5/08                                            700         703
    Power Contract Financing LLC, (1)
       5.20%, 2/1/06                                            598         607
    PSEG Energy Holdings, Senior Notes,
       10.00%, 10/1/09                                          300         355
    PSEG Power LLC,
       6.95%, 6/1/12                                          1,335       1,495
    Public Service Electric & Gas,
       4.00%, 11/1/08                                         1,300       1,309
    Sierra Pacific Power Co., (1)
       6.25%, 4/15/12                                           100         102
    Sierra Pacific Resources, (1)
       8.63%, 3/15/14                                           100         109
    South Carolina Electric & Gas,
       5.80%, 1/15/33                                           815         837
    TECO Energy, Inc.,
       7.20%, 5/1/11                                            450         479
    Wisconsin Electric Power,
       5.63%, 5/15/33                                           750         750
-------------------------------------------------------------------------------
                                                                         11,077
-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
    Superior Essex Communications LLC/
       Essex Group, Inc., (1)
       9.00%, 4/15/12                                           225         225
-------------------------------------------------------------------------------
ELECTRONICS - 0.0%
    PerkinElmer, Inc.,
       8.88%, 1/15/13                                           225         254
-------------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 33 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (continued)

                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                               (000S)      (000S)
CORPORATE BONDS - 33.4% - CONTINUED
ENTERTAINMENT - 0.2%
    Isle of Capri Casinos, Inc.,
       7.00%, 3/1/14                                         $     500    $    502
    Mohegan Tribal Gaming Authority, (1)
       7.13%, 8/15/14                                              260         272
    Seneca Gaming Corp., (1)
       7.25%, 5/1/12                                               250         258
    Six Flags, Inc.,
       8.88%, 2/1/10                                                23          22
       9.63%, 6/1/14                                               125         117
----------------------------------------------------------------------------------
                                                                             1,171
----------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
    Allied Waste North America,
       9.25%, 9/1/12                                               375         417
       7.88%, 4/15/13                                              290         306
    Waste Management, Inc.,
       6.38%, 11/15/12                                           1,000       1,106
----------------------------------------------------------------------------------
                                                                             1,829
----------------------------------------------------------------------------------
FOOD - 0.8%
    Cadbury Schweppes U.S. Finance LLC, (1)
       3.88%, 10/1/08                                            1,330       1,333
    Delhaize America, Inc.,
       8.13%, 4/15/11                                              230         262
    Kroger Co.,
       6.75%, 4/15/12                                            3,650       4,082
----------------------------------------------------------------------------------
                                                                             5,677
----------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.4%
    Georgia-Pacific Corp.,
       8.88%, 2/1/10                                               650         761
    International Paper Co.,
       6.75%, 9/1/11                                             1,760       1,961
----------------------------------------------------------------------------------
                                                                             2,722
----------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.0%
    Medical Device Manufacturing, (1)
       10.00%, 7/15/12                                             210         223
----------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 0.2%
    Beverly Enterprises, Inc., (1)
       7.88%, 6/15/14                                              400         428
    Pacificare Health Systems,
       10.75%, 6/1/09                                              500         576
    Triad Hospitals, Inc.,
       7.00%, 5/15/12                                              200         209
----------------------------------------------------------------------------------
                                                                             1,213
----------------------------------------------------------------------------------
HOME BUILDERS - 0.4%
    K Hovnanian Enterprises, Inc.,
       7.75%, 5/15/13                                              170         183
       6.38%, 12/15/14                                             200         202
    KB Home,
       5.75%, 2/1/14                                             2,040       2,030
    Meritage Homes Corp.,
       7.00%, 5/1/14                                               100         102
    Standard-Pacific Corp.,
       6.25%, 4/1/14                                               325         323
    William Lyon Homes, Inc.,
       10.75%, 4/1/13                                              250         289
----------------------------------------------------------------------------------
                                                                             3,129
----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.0%
    American Achievement Corp., (1)
       8.25%, 4/1/12                                                85          89
----------------------------------------------------------------------------------
INSURANCE - 0.7%
    American International Group, Inc.,
       4.25%, 5/15/13                                            1,575       1,518
    Principal Life Income Funding Trusts,
       3.20%, 4/1/09                                             1,500       1,463
       5.10%, 4/15/14                                            2,010       2,036
----------------------------------------------------------------------------------
                                                                             5,017
----------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.3%
    Credit Suisse First Boston U.S.A., Inc.,
       4.63%, 1/15/08                                              840         867
       6.50%, 1/15/12                                              900       1,000
       5.50%, 8/15/13                                              500         520
----------------------------------------------------------------------------------
                                                                             2,387
----------------------------------------------------------------------------------
IRON/STEEL - 0.0%
    International Steel Group, Inc., (1)
       6.50%, 4/15/14                                              325         325
----------------------------------------------------------------------------------
LEISURE TIME - 0.1%
    AMF Bowling Worldwide, Inc., (1)
       10.00%, 3/1/10                                              525         557
----------------------------------------------------------------------------------
LODGING - 0.3%
    Aztar Corp., (1)
       7.88%, 6/15/14                                              250         265

See Notes to the Financial Statements.

FIXED INCOME FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                               (000S)     (000S)
CORPORATE BONDS - 33.4% - CONTINUED
LODGING - 0.3% - (CONTINUED)
    Mandalay Resort Group,
       6.50%, 7/31/09                                        $     350    $   363
       7.63%, 7/15/13                                              310        329

    MGM Mirage,
       8.38%, 2/1/11                                               520        574

    Premier Entertainment Biloxi LLC, (1)
       10.75%, 2/1/12                                              250        262

    Starwood Hotels & Resorts Worldwide, Inc.,
       7.88%, 5/1/12                                               180        204

    Station Casinos, Inc.,
       6.88%, 3/1/16                                               175        180
---------------------------------------------------------------------------------
                                                                            2,177
---------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.1%
    Joy Global, Inc.,
       8.75%, 3/15/12                                              500        565

    Manitowoc Co.,
       10.50%, 8/1/12                                              300        346
---------------------------------------------------------------------------------
                                                                              911
---------------------------------------------------------------------------------
MEDIA - 3.0%
    American Media Operation, Inc., Series B,
       10.25%, 5/1/09                                              750        789

    AOL Time Warner, Inc.,
       6.95%, 1/15/28                                            1,450      1,547

    Block Communications, Inc.,
       9.25%, 4/15/09                                              300        317

    Cablevision Systems Corp., (1)
       8.00%, 4/15/12                                              155        162

    Charter Communications Holdings II LLC,
       10.25%, 9/15/10                                             275        281

    Charter Communications Holdings LLC,
       Senior Notes,
       10.75%, 10/1/09                                             230        189

    Comcast Cable Communications,
       6.38%, 1/30/06                                            1,870      1,947
       6.75%, 1/30/11                                            2,500      2,773

    Comcast Corp.,
       7.05%, 3/15/33                                            1,535      1,684

    COX Communications, Inc.,
       7.75%, 8/15/06                                              222        238

    CSC Holdings, Inc., (1)
       6.75%, 4/15/12                                              275        276

    Dex Media East LLC,
       12.13%, 11/15/12                                             70         87

    Houghton Mifflin Co.,
       9.88%, 2/1/13                                               350        367

    Liberty Group Operating, Inc.,
       9.38%, 2/1/08                                               325        327

    News America Holdings, Inc.,
       7.60%, 10/11/15                                           1,140      1,352

    News America, Inc.,
       6.63%, 1/9/08                                               453        494

    Reader's Digest Association, Inc.,
       6.50%, 3/1/11                                               350        361

    Time Warner, Inc.,
       6.13%, 4/15/06                                              725        758
       6.15%, 5/1/07                                             1,300      1,382
       6.75%, 4/15/11                                            1,490      1,653
       6.88%, 5/1/12                                             1,345      1,501

    Univision Communications, Inc.,
       3.50%, 10/15/07                                             645        641
       3.88%, 10/15/08                                             685        682

    Viacom, Inc.,
       5.50%, 5/15/33                                            1,510      1,405

    XM Satellite Radio, Inc.,
       12.00%, 6/15/10                                             240        281

    Young Broadcasting, Inc.,
       10.00%, 3/1/11                                              550        566
---------------------------------------------------------------------------------
                                                                           22,060
---------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.1%
    Wolverine Tube, Inc.,
       10.50%, 4/1/09                                              360        396
---------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.4%
    General Electric Co.,
       5.00%, 2/1/13                                             1,750      1,800

    Park-Ohio Industries, Inc.,
       9.25%, 12/1/07                                              600        609

    Trinity Industries, Inc.,
       6.50%, 3/15/14                                              480        473
---------------------------------------------------------------------------------
                                                                            2,882
---------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
    Xerox Corp.,
       7.63%, 6/15/13                                              550        594
---------------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 35 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (continued)

                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                               (000S)     (000S)
CORPORATE BONDS - 33.4% - CONTINUED
OIL & GAS - 1.1%
    Chesapeake Energy Corp., (1)
       7.00%, 8/15/14                                        $     250    $   264

    Coastal Corp.,
       7.75%, 6/15/10                                              530        530

    Devon Energy Corp.,
       7.95%, 4/15/32                                            1,220      1,514

    Devon Financing Corp.,
       6.88%, 9/30/11                                              840        948

    Giant Industries, Inc.,
       11.00%, 5/15/12                                             435        498

    Magnum Hunter Resources, Inc.,
       9.60%, 3/15/12                                              292        330

    Pemex Project Funding Master Trust,
       7.38%, 12/15/14                                           2,370      2,583

    Pride International, Inc., (1)
       7.38%, 7/15/14                                              125        139

    Valero Energy Corp.,
       6.88%, 4/15/12                                            1,000      1,126
       4.75%, 6/15/13                                              530        519
---------------------------------------------------------------------------------
                                                                            8,451
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.1%
    Swift Energy Co.,
       9.38%, 5/1/12                                               350        392
---------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.0%
    Dresser, Inc.,
       9.38%, 4/15/11                                              150        165
---------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
    Owens-Brockway,
       7.75%, 5/15/11                                              160        170

    Owens-Illinois, Inc.,
       8.10%, 5/15/07                                              450        473
---------------------------------------------------------------------------------
                                                                              643
---------------------------------------------------------------------------------
PHARMACEUTICALS - 0.0%
    Leiner Health Products, Inc., (1)
       11.00%, 6/1/12                                              170        181
---------------------------------------------------------------------------------
PIPELINES - 0.8%
    Consolidated Natural Gas Co.,
       5.38%, 11/1/06                                            2,035      2,117

    Duke Energy Corp.,
       5.50%, 3/1/14                                             2,450      2,484

    Dynegy Holdings, Inc., (1)
       9.88%, 7/15/10                                              510        576

    EL Paso Corp.,
       7.88%, 6/15/12                                              550        546

    Pacific Energy Partners LP, (1)
       7.13%, 6/15/14                                               90         97

    Williams Cos, Inc.,
       7.88%, 9/1/21                                               370        411
---------------------------------------------------------------------------------
                                                                            6,231
---------------------------------------------------------------------------------
REITS - 0.8%
    Felcor Lodging LP,
       8.50%, 6/1/11                                               350        385

    Host Marriott LP,
       7.13%, 11/1/13                                              650        682

    Meristar Hospitality Corp.,
       9.00%, 1/15/08                                              325        340

    Omega Healthcare Investors, Inc., (1)
       7.00%, 4/1/14                                               350        355

    Simon Property Group LP,
       4.88%, 3/18/10                                            3,725      3,796
---------------------------------------------------------------------------------
                                                                            5,558
---------------------------------------------------------------------------------
RETAIL - 0.6%
    AmeriGas Partners LP,
       8.88%, 5/20/11                                              500        551

    Carrols Corp.,
       9.50%, 12/1/08                                              450        461

    Crew (J.) Intermediate LLC,
       0.00%, 5/15/08                                              325        298

    Ferrellgas Corp.,
       6.75%, 5/1/14                                                75         77

    Finlay Fine Jewelry Corp., (1)
       8.38%, 6/1/12                                               375        403

    Friendly Ice Cream Corp.,
       8.38%, 6/15/12                                              300        288

    Petro Stopping Centers LP,
       9.00%, 2/15/12                                              400        424

    Staples, Inc.,
       7.38%, 10/1/12                                            1,530      1,772
---------------------------------------------------------------------------------
                                                                            4,274
---------------------------------------------------------------------------------
SEMICONDUCTORS - 0.1%
    AMI Semiconductor, Inc.,
       10.75%, 2/1/13                                              190        221

    Amkor Technology, Inc.,
       7.13%, 3/15/11                                              250        205

See Notes to the Financial Statements.

FIXED INCOME FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                               (000S)      (000S)
CORPORATE BONDS - 33.4% - CONTINUED
SEMICONDUCTORS - 0.1% - (CONTINUED)
    Freescale Semiconductor, Inc., (1)
       7.13%, 7/15/14                                        $     200    $    208

    ON Semiconductor Corp.,
       12.00%, 3/15/10                                             320         368
----------------------------------------------------------------------------------
                                                                             1,002
----------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
    Roundy's, Inc.,
       8.88%, 6/15/12                                              500         539
----------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
    AT&T Corp., Senior Notes,
       7.30%, 11/15/11                                             920       1,029

    AT&T Wireless Services, Inc.,
       7.50%, 5/1/07                                               750         826
       7.88%, 3/1/11                                               545         646
       8.75%, 3/1/31                                               875       1,149

    Centennial Cellular Operating Co.,
       10.13%, 6/15/13                                             200         211

    Nextel Communications, Inc.,
       7.38%, 8/1/15                                               200         215

    PanAmSat Corp., (1)
       9.00%, 8/15/14                                              160         167

    Qwest Capital Funding, Inc.,
       6.38%, 7/15/08                                              110         101
       7.90%, 8/15/10                                              110         101
       7.25%, 2/15/11                                              175         156

    Qwest Services Corp., (1)
       14.00%, 12/15/10                                            150         175

    Sprint Capital Corp.,
       7.63%, 1/30/11                                              900       1,040
       8.38%, 3/15/12                                            1,700       2,059
       8.75%, 3/15/32                                            1,100       1,396

    U.S. Unwired, Inc.,
       10.00%, 6/15/12                                              70          73

    U.S. West Communications, Inc.,
       6.88%, 9/15/33                                              375         316

    UbiquiTel Operating Co.,
       9.88%, 3/1/11                                               100         104

    Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                            2,115       2,251

    Verizon of New England, Inc.,
       6.50%, 9/15/11                                            1,600       1,765

    Verizon Wireless Capital LLC,
       5.38%, 12/15/06                                           3,640       3,810
----------------------------------------------------------------------------------
                                                                            17,590
----------------------------------------------------------------------------------
TRANSPORTATION - 0.9%
    CSX Corp.,
       6.75%, 3/15/11                                              850         944
       6.30%, 3/15/12                                            3,640       3,965

    Horizon Lines LLC, (1)
       9.00%, 11/1/12                                              275         290

    Norfolk Southern Corp.,
       7.25%, 2/15/31                                              735         857

    Overseas Shipholding Group,
       8.25%, 3/15/13                                              220         243
----------------------------------------------------------------------------------
                                                                             6,299
----------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
----------------------------------------------------------------------------------
(COST $243,124)                                                            248,405

FOREIGN ISSUER BONDS - 3.4%
BANKS - 0.1%
    National Westminster Bank PLC,
       7.38%, 10/1/09                                              770         890
----------------------------------------------------------------------------------
BEVERAGES - 0.0%
    Diageo Capital PLC,
       3.38%, 3/20/08                                              100         100
----------------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
    Ainsworth Lumber Co. Ltd.,
       6.75%, 3/15/14                                              450         433
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
    BCP Caylux Holdings Luxembourg SCA, (1)
       9.63%, 6/15/14                                              310         335

    Bombardier Recreational Products, Inc., (1)
       8.38%, 12/15/13                                             210         221
----------------------------------------------------------------------------------
                                                                               556
----------------------------------------------------------------------------------
ELECTRONICS - 0.0%
    Celestica, Inc.,
       7.88%, 7/1/11                                                75          78
----------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.1%
    Abitibi-Consolidated, Inc.,
       7.75%, 6/15/11                                              570         587
----------------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 37 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT            VALUE
                                                        (000S)            (000S)
FOREIGN ISSUER BONDS - 3.4 % - CONTINUED

IRON/STEEL - 0.1%
    IPSCO, Inc.,
       8.75%, 6/1/13                                    $   375          $   427
--------------------------------------------------------------------------------
MEDIA - 0.0%
    Kabel Deutschland GmbH, (1)
       10.63%, 7/1/14                                       150              164
--------------------------------------------------------------------------------
MINING - 0.1%
    Alcan, Inc.,
       6.13%, 12/15/33                                      945              981
--------------------------------------------------------------------------------
OIL & GAS - 0.5%
    Anadarko Finance Co.,
       7.50%, 5/1/31                                        900            1,100
    EnCana Corp.,
       4.75%, 10/15/13                                    1,235            1,222
       6.50%, 8/15/34                                     1,635            1,748
--------------------------------------------------------------------------------
                                                                           4,070
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.0%
    Stone Container Finance, (1)
       7.38%, 7/15/14                                       250              262
--------------------------------------------------------------------------------
RETAIL - 0.1%
    Jean Coutu Group, Inc., (1)
       7.63%, 8/1/12                                        250              254
       8.50%, 8/1/14                                        250              248
--------------------------------------------------------------------------------
                                                                             502
--------------------------------------------------------------------------------
SOVEREIGN - 0.5%
    Mexico Government International Bonds,
       6.38%, 1/16/13                                     3,530            3,717
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
    Deutsche Telekom International Finance BV,
       8.25%, 6/15/05                                     1,320            1,371
       8.75%, 6/15/30                                       525              679
    France Telecom,
       9.00%, 3/1/11                                      1,115            1,335
    NTL Cable PLC, (1)
       8.75%, 4/15/14                                       200              217
    Rogers Wireless Communications, Inc.,
       6.38%, 3/1/14                                        145              133
    Royal KPN N.V.,
       8.00%, 10/1/10                                     1,450            1,724
    Telecom Italia Capital S.A., (1)
       5.25%, 11/15/13                                    1,500            1,528
    Telefonica Europe BV,
       7.75%, 9/15/10                                     1,850            2,180
    Telefonos de Mexico SA de CV,
       4.50%, 11/19/08                                      900              903
    Vodafone Group PLC,
       6.25%, 11/30/32                                    1,050            1,113
--------------------------------------------------------------------------------
                                                                          11,183
--------------------------------------------------------------------------------
TEXTILES - 0.1%
    INVISTA, (1)
       9.25%, 5/1/12                                        350              374
--------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
    CHC Helicopter Corp.,
       7.38%, 5/1/14                                        250              260
    General Maritime Corp.,
       10.00%, 3/15/13                                      375              426
    OMI Corp.,
       7.63%, 12/1/13                                       100              103
--------------------------------------------------------------------------------
                                                                             789
--------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
--------------------------------------------------------------------------------
(COST $24,577)                                                            25,113

U.S. GOVERNMENT AGENCIES - 39.2% (2)

FANNIE MAE - 33.7%
       3.13%, 7/15/06                                     9,710            9,780
       3.75%, 5/17/07                                     3,600            3,618
       6.00%, 1/18/12                                     1,030            1,039
       6.25%, 5/15/29                                     3,750            4,187
    Pool #535714,
       7.50%, 1/1/31                                        561              601
    Pool #535982,
       7.50%, 5/1/31                                      1,421            1,523
    Pool #535996,
       7.50%, 6/1/31                                      1,517            1,626
    Pool #545003,
       8.00%, 5/1/31                                         42               46
    Pool #545437,
       7.00%, 2/1/32                                      1,328            1,409
    Pool #545757,
       7.00%, 6/1/32                                      6,780            7,195
    Pool #555189,
       7.00%, 6/1/32                                      4,038            4,283
    Pool #555750,
       5.00%, 9/1/18                                     17,589           17,908

See Notes to the Financial Statements.

FIXED INCOME FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                         (000S)           (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (2) - CONTINUED

FANNIE MAE - 33.7% - (CONTINUED)
    Pool #581806,
       7.00%, 6/1/32                                    $  1,965         $  2,085
    Pool #667012,
       5.50%, 11/1/17                                     14,071           14,574
    Pool #713973,
       5.00%, 7/1/33                                       7,548            7,488
    Pool #720598,
       5.00%, 6/1/33                                       3,465            3,437
    Pool #725503,
       5.50%, 4/1/34                                      43,359           43,987
    Pool #725787,
       5.00%, 9/1/19                                      27,628           28,089
    Pool #733868,
       6.00%, 12/1/32                                      7,724            8,007
    Pool #740226,
       5.00%, 9/1/33                                       6,340            6,290
    Pool #765123,
       6.00%, 1/1/34                                      10,010           10,372
    Pool #770695,
       5.00%, 4/1/34                                       8,450            8,372
    Pool #772764,
       5.00%, 4/1/34                                       3,515            3,482
    Pool #775007,
       5.00%, 4/1/34                                       7,192            7,125
    Pool #779668,
       5.50%, 7/1/34                                       8,680            8,806
    Pool #780957,
       4.50%, 5/1/19                                      29,685           29,616
    Pool TBA, (3)
       6.00%, 1/10/29                                     15,100           15,614
--------------------------------------------------------------------------------
                                                                          250,559
---------------------------------------------------------------------------------
FREDDIE MAC - 1.2%
       2.88%, 12/15/06                                     2,880            2,877
       4.25%, 7/15/09                                      3,530            3,611
       4.75%, 12/8/10                                      2,355            2,374
---------------------------------------------------------------------------------
                                                                            8,862
---------------------------------------------------------------------------------
FREDDIE MAC GOLD - 3.3%
    Pool #A17500,
       6.50%, 1/1/34                                      21,300           22,367
    Pool #C00910,
       7.50%, 1/1/30                                       1,820            1,954
---------------------------------------------------------------------------------
                                                                           24,321
---------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
    Pool #627123,
       5.50%, 3/15/34                                      7,118            7,253
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
---------------------------------------------------------------------------------
(COST $289,400)                                                           290,995

U.S. GOVERNMENT OBLIGATIONS - 8.2 %

U.S. TREASURY BONDS - 3.8%
       7.88%, 2/15/21                                      1,470            1,989
       6.25%, 8/15/23                                      1,505            1,758
       6.88%, 8/15/25                                        875            1,098
       6.75%, 8/15/26                                      2,000            2,484
       6.50%, 11/15/26                                       970            1,173
       6.13%, 11/15/27                                     2,295            2,664
       5.50%, 8/15/28                                      5,840            6,278
       5.38%, 2/15/31                                     10,340           11,077
---------------------------------------------------------------------------------
                                                                           28,521
---------------------------------------------------------------------------------
U.S. TREASURY NOTES - 4.4%
       2.50%, 5/31/06                                     10,845           10,850
       2.63%, 11/15/06                                       490              490
       3.13%, 5/15/07                                      9,985           10,069
       4.25%, 8/15/14                                     10,740           10,852
---------------------------------------------------------------------------------
                                                                           32,261
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
---------------------------------------------------------------------------------
(COST $60,026)                                                             60,782

                                                        NUMBER OF         VALUE
                                                          SHARES          (000S)
WARRANTS - 0.0%
    Leap Wireless International, Exp. 4/15/10 (1) *          500                -
---------------------------------------------------------------------------------
TOTAL WARRANTS
---------------------------------------------------------------------------------
(COST $5)                                                                       -

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 39 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   FIXED INCOME FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
SHORT -TERM INVESTMENT - 4.7%
    HSBC Bank PLC, London,
       Eurodollar Time Deposit,
       1.91%, 10/1/04                                   $ 34,899    $  34,899
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------
(COST $34,899)                                                         34,899
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.2%
-----------------------------------------------------------------------------
(COST $749,966)                                                       758,761
    Liabilities less Other Assets - (2.2)%                            (16,157)
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 742,604

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At September 30, 2004, the value of these securities amounted to approximately $47,315,000 or 6.4% of net assets.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)   When-Issued Security

*     Non-Income Producing Security

At September 30, 2004, the quality distribution for the Fixed Income Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                       PERCENTAGE
AAA                                            63.7%
AA                                              4.6
A                                              10.9
BBB                                             9.6
BB                                              6.8
B or Lower                                      4.4
---------------------------------------------------
Total                                         100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
MUNICIPAL BONDS - 93.0%

CALIFORNIA - 3.6%
    Golden State Tobacco Securitization
       Corp. Revenue Bonds, Class B,
       Enhanced Asset Backed,
       5.75%, 6/1/22                                    $   2,000   $   2,100
-----------------------------------------------------------------------------
FLORIDA - 81.9%
    Capital Projects Finance Authority
       Student Housing Revenue Bonds,
       Series F-1, Capital Projects Loan
       Program (MBIA Insured),
       4.50%, 10/1/06                                         575         600
    Crossings at Fleming Island Community
       Development District Special
       Assessment Revenue Refunding
       Bonds, Series C,
       7.05%, 5/1/15                                          300         319
    Dade County G.O. Unlimited Refunding
       Bonds (MBIA Insured),
       6.50%, 10/1/10                                         400         476
    Florida Municipal Loan Council Revenue
       Bonds, Series B, (MBIA Insured),
       5.25%, 12/1/18                                       1,000       1,099
    Florida State Board of Education G.O.
       Unlimited Refunding Bonds, Series D,
       Capital Outlay,
       5.38%, 6/1/15                                        2,085       2,343
    Florida State Board of Public Education
       G.O. Bonds, Series A, Capital Outlay,
       5.25%, 6/1/17                                        1,100       1,208
    Florida State Department Environmental
       Protection Preservation Revenue
       Bonds, Series B (FGIC Insured),
       5.25%, 7/1/16                                        2,380       2,641
    Florida State Department of
       Transportation G.O. Unlimited
       Revenue Bonds, Right of Way,
       Prerefunded,
       5.80%, 7/1/05                                        1,500       1,563
    Florida State Division of Bond Finance
       Department General Services Revenue
       Bonds, Series A, Preservation 2000
       (AMBAC Insured), Prerefunded,
       5.75%, 7/1/05                                        6,500       6,768
    Gainesville Utility Systems Revenue
       Bonds, Series A,
       5.25%, 10/1/15                                       1,065       1,192
       5.25%, 10/1/16                                       1,120       1,248
    Gainesville Utility Systems Revenue
       Bonds, Series C,
       4.00%, 10/1/04                                         500         500
    Heritage Palms Community Development
       District Capital Improvement
       Revenue Bonds,
       6.25%, 11/1/04                                         310         310
    Jacksonville Excise Taxes Revenue
       Refunding Bonds, Series C (AMT)
       (MBIA Insured),
       5.25%, 10/1/16                                       1,300       1,435
    Jacksonville Sales TRB,
       River City Renaissance Project
       (FGIC Insured), Prerefunded,
       5.65%, 10/1/05                                       1,000       1,050
    Jacksonville Sales Tax Revenue
       Refunding Bonds (FGIC Insured),
       5.38%, 10/1/15                                       2,000       2,236
    JEA St. Johns River Refunding
       Revenue Bonds,
       5.25%, 10/1/13                                       2,000       2,223
    Lee County Transportation Revenue
       Refunding Bonds, Series A
       (AMBAC Insured),
       5.50%, 10/1/14                                         900       1,017
    Marco Island Utility System Revenue
       Bonds (MBIA Insured),
       5.25%, 10/1/15                                       2,520       2,825
    Miami-Dade County Aviation Revenue
       Refunding Bonds, Series D (AMT)
       (MBIA Insured),
       5.25%, 10/1/18                                       1,645       1,768
    Miami-Dade County Expressway
       Authority Toll System Revenue Bonds,
       Series B (FGIC Insured),
       5.25%, 7/1/25                                        2,525       2,698
    Miami-Dade County Special Obligation
       Bonds, Series A-1, Capital Asset
       Acquisition (AMBAC Insured),
       5.00%, 4/1/09                                        3,000       3,296

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 41 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

FLORIDA - 81.9% - (CONTINUED)
    Orlando Utilities Commission Water &
       Electricity Revenue Refunding Bonds,
       5.75%, 10/1/05                                   $     100   $     104
    Osceola County Infrastructure Sales
       Surtax Revenue Bonds
       (AMBAC Insured),
       5.38%, 10/1/21                                       1,000       1,093
    Palm Beach County G.O. Unlimited
       Refunding Bonds, Series B,
       6.50%, 7/1/10                                          250         297
    Palm Beach County School Board COP
       Refunding Revenue Bonds,
       Series E (AMBAC Insured),
       5.25%, 8/1/11                                        1,000       1,124
    Palm Coast Utility System Revenue Bonds
       (MBIA Insured),
       5.25%, 10/1/21                                       1,000       1,089
    Reedy Creek Improvement District G.O.
       Bonds, Series A (MBIA Insured),
       Prerefunded,
       5.75%, 6/1/05                                        1,000       1,028
    South Florida Water Management District
       Special Obligation Limited Acquisition
       Revenue Refunding Bonds
       (AMBAC Insured),
       5.25%, 10/1/13                                       1,250       1,421
    Tampa Bay Water Utility System Revenue
       Refunding Bonds, Series A
       (FGIC Insured),
       5.00%, 10/1/16                                       1,000       1,085
    West Palm Beach Utility Systems
       Revenue Bonds (MBIA Insured),
       Prerefunded,
       5.75%, 10/1/04                                       1,000       1,010
-----------------------------------------------------------------------------
                                                                       47,066
-----------------------------------------------------------------------------
PUERTO RICO - 4.6%
    Puerto Rico HFA Revenue Bonds,
       Capital Funding Program,
       5.00%, 12/1/16                                       1,400       1,512
    Puerto Rico Municipal Financing Agency
       G.O. Unlimited Bonds, Series A
       (FSA Insured),
       6.00%, 8/1/15                                        1,000       1,149
-----------------------------------------------------------------------------
                                                                        2,661
-----------------------------------------------------------------------------
TEXAS - 1.0%
    Panhandle Regional Housing Finance
       Agency Revenue Bonds, Series A
       (Colld. by U.S. Government Securities),
       6.50%, 7/20/21                                         500         553
-----------------------------------------------------------------------------
VIRGIN ISLANDS - 1.9%
    Virgin Islands PFA Revenue Bonds,
       Series A, Gross Receipts Tax Lien Note,
       5.63%, 10/1/10                                       1,000       1,072
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-----------------------------------------------------------------------------
(COST $52,259)                                                         53,452

                                                        NUMBER OF     VALUE
                                                          SHARES     (000S)
INVESTMENT COMPANIES - 1.6%

    AIM Tax Exempt Cash Fund                              812,586         813
    Dreyfus Florida Municipal Money
       Market Fund                                        116,006         116
-----------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
-----------------------------------------------------------------------------
(COST $929)                                                               929

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
SHORT-TERM INVESTMENTS - 3.7%

    Alachua County Health Facilities
       Authority Continuing Care Revenue
       VRDB, Series A, Oak Hammock
       University of Florida Project
       (BNP Paribas LOC),
       1.72%, 10/1/04                                   $     500         500
    Collier County Health Facilities Authority
       Hospital Revenue VRDB, Series C-1,
       Cleveland Health Care,
       1.72%, 10/1/04                                       1,300       1,300
    Jacksonville Electric Authority Revenue
       VRDB, Series B, Electric System,
       1.72%, 10/1/04                                         300         300
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------
(COST $2,100)                                                           2,100

-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.3%
-----------------------------------------------------------------------------
(COST $55,288)                                                         56,481
    Other Assets less Liabilities - 1.7%                                1,002
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $  57,483

See Notes to the Financial Statements.

FIXED INCOME FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At September 30, 2004, the Florida Intermediate Tax-Exempt Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                          PERCENTAGE
General                                     38.7%
General Obligation                           5.9
School District                              6.3
Transportation                               6.6
Utilities                                   14.1
All other sectors less than 5%              28.4
------------------------------------------------
Total                                      100.0%

At September 30, 2004, the quality distribution for the Florida Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                     PERCENTAGE
AAA                                          73.9%
AA                                           14.0
BBB                                           5.6
Not Rated                                     1.1
Cash & Equivalents                            5.4
-------------------------------------------------
Total                                       100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 43 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   GLOBAL FIXED INCOME FUND

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                        (000S)(1)     (000S)
DEBT OBLIGATIONS - 95.0%

BRITISH POUND STERLING - 9.1%
    Treasury of Great Britain,
       7.50%, 12/7/06                                         300   $     575
       7.25%, 12/7/07                                         800       1,557
       5.75%, 12/7/09                                         147         278
       5.00%, 9/7/14                                          600       1,102
-----------------------------------------------------------------------------
                                                                        3,512
-----------------------------------------------------------------------------
CANADIAN DOLLAR - 2.7%
    Government of Canada,
       6.00%, 9/1/05                                        1,290       1,052
-----------------------------------------------------------------------------
DANISH KRONER - 3.2%
    Government of Denmark,
       8.00%, 3/15/06                                       2,000         359
       4.00%, 8/15/08                                       5,000         859
-----------------------------------------------------------------------------
                                                                        1,218
-----------------------------------------------------------------------------
EURO - 37.2%
    Buoni Poliennali Del Tesoro,
       4.50%, 5/1/09                                          500         653
       5.25%, 11/1/29                                         590         784
       4.25%, 1/4/14                                        1,250       1,589
       6.25%, 1/4/24                                          450         684
       6.50%, 7/4/27                                          990       1,562
    French Treasury Note BTAN,
       3.00%, 7/12/08                                       1,064       1,320
    Government of Belgium,
       5.75%, 9/28/10                                         500         695
       5.00%, 9/28/11                                         900       1,207
    Government of Finland,
       5.00%, 7/4/07                                          500         657
    Government of France O.A.T.,
       4.00%, 10/25/09                                        500         640
       4.75%, 10/25/12                                        500         660
    Government of Ireland,
       4.25%, 10/18/07                                        750         970
    Government of Netherlands,
       5.75%, 2/15/07                                         500         664
    Government of Spain,
       4.25%, 10/31/07                                        600         775
       4.00%, 1/31/10                                         400         512
       4.20%, 7/30/13                                         400         507
    Italy Buoni Poliennali Del Tesoro,
       2.75%, 1/15/07                                         350         436
-----------------------------------------------------------------------------
                                                                       14,315
-----------------------------------------------------------------------------
JAPANESE YEN - 13.9%
    Government of Japan Ten Year Bonds,
       1.80%, 9/21/09                                      60,000         578
       1.90%, 6/21/10                                      75,000         726
       1.40%, 9/20/11                                      90,000         840
       1.50%, 3/20/12                                      15,000         140
       0.80%, 3/20/13                                     290,000       2,539
    Government of Japan Twenty Year Bonds,
       1.90%, 3/22/21                                      55,000         502
-----------------------------------------------------------------------------
                                                                        5,325
-----------------------------------------------------------------------------
SWEDISH KRONA - 7.4%
    Kingdom of Sweden,
       8.00%, 8/15/07                                       5,000         774
       5.00%, 1/28/09                                      12,400       1,793
       9.00%, 4/20/09                                       1,600         267
-----------------------------------------------------------------------------
                                                                        2,834
-----------------------------------------------------------------------------
UNITED STATES DOLLAR - 21.5%
    Freddie Mac,
       5.13%, 7/15/12                                   $     750         788
    U.S. Treasury Bonds,
       8.75%, 5/15/17                                         600         846
       6.38%, 8/15/27                                         750         896
    U.S. Treasury Notes,
       2.75%, 6/30/06                                       1,800       1,807
       5.50%, 5/15/09                                         500         548
       4.38%, 8/15/12                                         260         268
       4.25%, 11/15/13                                      1,000       1,013
       4.00%, 2/15/14                                       2,100       2,084
-----------------------------------------------------------------------------
                                                                        8,250
-----------------------------------------------------------------------------

TOTAL DEBT OBLIGATIONS
-----------------------------------------------------------------------------
(COST $33,353)                                                         36,506

See Notes to the Financial Statements.

FIXED INCOME FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
SHORT - TERM INVESTMENT - 1.4%

    HSBC Bank PLC, London,
       Eurodollar Time Deposit,
       1.91%, 10/1/04                                   $     551   $     551
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------
(COST $551)                                                               551

-----------------------------------------------------------------------------

TOTAL INVESTMENTS - 96.4%
-----------------------------------------------------------------------------
(COST $33,904)                                                         37,057
    Other Assets less Liabilities - 3.6%                                1,372
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $  38,429

(1)   Principal amounts stated in local currencies.

At September 30, 2004, the Global Fixed Income Fund's percentage of investments was diversified as follows:

     INDUSTRY SECTOR               PERCENTAGE
Foreign Governments                    75.1%
U.S. Government Obligations            19.6
U.S. Government Agencies                2.1
Cash                                    3.2
-------------------------------------------
Total                                 100.0%

At September 30, 2004, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                  AMOUNT            IN         AMOUNT
CONTRACTS         (LOCAL         EXCHANGE      (LOCAL                        UNREALIZED
TO DELIVER       CURRENCY)         FOR        CURRENCY)      SETTLEMENT     GAIN/(LOSS)
 CURRENCY         (000S)         CURRENCY      (000S)           DATE           (000S)
British                         Japanese
Pound                  525      Yen             102,098       10/18/04       $      21
Canadian
Dollar                 155      U.S. Dollar         117       10/18/04               6

                                Japanese
Euro                 3,200      Yen             420,654       10/18/04             151
Japanese
Yen              1,429,853      U.S. Dollar      13,242       10/18/04            (232)
U.S.                            British
Dollar               1,265      Pound               695       10/18/04               8
U.S.                            Danish
Dollar               1,821      Krone            10,953       10/18/04              (9)
U.S.
Dollar               6,618      Euro              5,355       10/18/04             (41)
U.S.                            Japanese
Dollar               1,865      Yen             203,807       10/18/04              11
U.S.                            Swedish
Dollar               1,119      Krona             8,342       10/18/04             (27)
--------------------------------------------------------------------------------------
Total                                                                        $    (112)

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 45 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND

                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
CONVERTIBLE PREFERRED STOCK - 0.4%

REITS - 0.4%
      iStar Financial, Inc., 7.50%                    118,500       $  2,939
----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
----------------------------------------------------------------------------
(COST $2,967)                                                          2,939

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3%

ADVERTISING - 1.9%
      Advanstar Communications, Inc.,
           12.00%, 2/15/11                          $   3,225          3,451
      Donnelley (R.H.) Finance Corp I,
           10.88%, 12/15/12                             5,830          7,069
      Vertis, Inc., (1)
           13.50%, 12/7/09                              5,800          5,800
----------------------------------------------------------------------------
                                                                      16,320
----------------------------------------------------------------------------
AGRICULTURE - 1.5%
      Gold Kist, Inc., (1)
           10.25%, 3/15/14                              3,080          3,419
      Hines Nurseries, Inc.,
           10.25%, 10/1/11                              5,400          5,724
      Seminis Vegetable Seeds, Inc.,
           10.25%, 10/1/13                              3,200          3,568
----------------------------------------------------------------------------
                                                                      12,711
----------------------------------------------------------------------------
APPAREL - 1.0%
      Levi Strauss & Co.,
           11.63%, 1/15/08                              1,675          1,730
           12.25%, 12/15/12                             2,975          3,146
      Phillips-Van Heusen,
           7.25%, 2/15/11                               3,730          3,879
----------------------------------------------------------------------------
                                                                       8,755
----------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
      Navistar International Corp.,
           7.50%, 6/15/11                               1,625          1,735
----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 3.3%
      Collins & Aikman Products Co., (1)
           12.88%, 8/24/12                              3,730          3,441
      Dana Corp.,
           6.50%, 3/1/09                                3,490          3,691
      Delco Remy International, Inc.,
           9.38%, 4/15/12                               3,820          3,743
      Goodyear Tire & Rubber (The) Co.,
           7.86%, 8/15/11                               4,280          4,034
      RJ Tower Corp.,
           12.00%, 6/1/13                               4,950          3,960
      Stoneridge, Inc.,
           11.50%, 5/1/12                               4,370          4,949
      Tenneco, Inc.,
           11.63%, 10/15/09                             3,455          3,645
----------------------------------------------------------------------------
                                                                      27,463
----------------------------------------------------------------------------
BUILDING MATERIALS - 1.1%
      Building Materials Corp. of America, (1)
           7.75%, 8/1/14                                1,225          1,213
      Ply Gem Industries, Inc., (1)
           9.00%, 2/15/12                               4,150          4,139
      Wolverine Tube, Inc.,
           10.50%, 4/1/09                               3,530          3,883
----------------------------------------------------------------------------
                                                                       9,235
----------------------------------------------------------------------------
CABLE TELEVISION - 3.1%
      Charter Communications Holdings II LLC,
           10.25%, 9/15/10                              4,880          4,984
      Charter Communications Holdings LLC,
           8.63%, 4/1/09                                1,640          1,275
      Charter Communications Holdings LLC,
           Senior Notes,
           10.75%, 10/1/09                              3,100          2,542
      CSC Holdings, Inc., (1)
           6.75%, 4/15/12                               4,750          4,762
      DirecTV Holdings LLC,
           8.38%, 3/15/13                               3,175          3,612
      Echostar DBS Corp.,
           6.38%, 10/1/11                               4,140          4,192
      Insight Midwest LP, Senior Notes,
           10.50%, 11/1/10                              2,300          2,518
      Mediacom Broadband LLC,
           11.00%, 7/15/13                              2,360          2,513
----------------------------------------------------------------------------
                                                                      26,398
----------------------------------------------------------------------------
CHEMICALS - 4.3%
      Huntsman International Holdings LLC,
           0.00%, 12/31/09                              3,275          1,736
      Huntsman LLC,
           11.63%, 10/15/10                             4,000          4,630

See Notes to the Financial Statements.

FIXED INCOME FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3% - CONTINUED

CHEMICALS - 4.3%  - (CONTINUED)
      Innophos, Inc., (1)
           8.88%, 8/15/14                           $   4,175       $  4,446
      ISP Chemco, Inc.,
           10.25%, 7/1/11                               3,520          3,925
      Lyondell Chemical Co.,
           9.63%, 5/1/07                                4,130          4,497
      Nalco Co.,
           8.88%, 11/15/13                              4,100          4,407
      PolyOne Corp.,
           10.63%, 5/15/10                              6,000          6,570
      Resolution Performance Products, Inc.,
           13.50%, 11/15/10                             5,865          5,689
----------------------------------------------------------------------------
                                                                      35,900
----------------------------------------------------------------------------
COAL - 0.3%
      Foundation PA Coal Co., (1)
           7.25%, 8/1/14                                2,160          2,295
----------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.2%
      Cenveo Corp.,
           7.88%, 12/1/13                               3,870          3,773
      Coinmach Corp.,
           9.00%, 2/1/10                                2,790          2,895
      Corrections Corp. of America,
           9.88%, 5/1/09                                5,600          6,251
      Dollar Financial Group, Inc.,
           9.75%, 11/15/11                              6,005          6,365
      Service Corp. International,
           7.70%, 4/15/09                               2,450          2,640
      Williams Scotsman, Inc.,
           9.88%, 6/1/07                                5,125          4,907
----------------------------------------------------------------------------
                                                                      26,831
----------------------------------------------------------------------------
COMPUTERS - 0.4%
      Stratus Technologies, Inc.,
           10.38%, 12/1/08                              3,310          2,995
----------------------------------------------------------------------------
CONSUMER GOODS - 0.5%
      American Achievement Corp., (1)
           8.25%, 4/1/12                                  850            892
      Jostens IH Corp., (1)
           7.63%, 10/1/12                               3,730          3,749
----------------------------------------------------------------------------
                                                                       4,641
----------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.4%
      Elizabeth Arden, Inc.,
           7.75%, 1/15/14                               2,855          2,998
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
      TRAINS, (1)
           8.22%, 8/1/15                               20,262         21,790
      UGS Corp., (1)
           10.00%, 6/1/12                               1,620          1,766
----------------------------------------------------------------------------
                                                                      23,556
----------------------------------------------------------------------------
ELECTRIC - 6.2%
      AES Corp.,
           9.50%, 6/1/09                                8,300          9,275
      Allegheny Energy Supply,
           7.80%, 3/15/11                               5,780          6,257
      Aquila, Inc.,
           14.88%, 7/1/13                               3,300          4,447
      Calpine Corp., (1)
           8.50%, 7/15/10                               3,150          2,410
      Calpine Generating Co. LLC, (1)
           7.00%, 4/1/10                                  800            760
           11.50%, 4/1/11                               3,585          3,137
      CMS Energy Corp.,
           9.88%, 10/15/07                              5,220          5,801
           8.50%, 4/15/11                               1,350          1,471
      Edison Mission Energy,
           7.73%, 6/15/09                               4,785          5,024
      PSEG Energy Holdings LLC, Senior Notes,
           10.00%, 10/1/09                              4,675          5,528
      Sierra Pacific Power Co., (1)
           6.25%, 4/15/12                               1,300          1,326
      Sierra Pacific Resources, (1)
           8.63%, 3/15/14                               1,050          1,139
      TECO Energy, Inc.,
           7.20%, 5/1/11                                5,720          6,092
----------------------------------------------------------------------------
                                                                      52,667
----------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
      Superior Essex Communications
           LLC/Essex Group, Inc., (1)
           9.00%, 4/15/12                               2,925          2,925
----------------------------------------------------------------------------
ELECTRONICS - 0.5%
      PerkinElmer, Inc.,
           8.88%, 1/15/13                               3,390          3,831
----------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 47 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3% - CONTINUED

ENTERTAINMENT - 1.9%
      AMC Entertainment, Inc., (1)
           8.00%, 3/1/14                            $   4,425       $  4,159
      AMF Bowling Worldwide, Inc., (1)
           10.00%, 3/1/10                               5,400          5,724
      Six Flags, Inc.,
           8.88%, 2/1/10                                  194            182
           9.63%, 6/1/14                                2,425          2,267
      Warner Music Group, (1)
           7.38%, 4/15/14                               3,730          3,861
----------------------------------------------------------------------------
                                                                      16,193
----------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.8%
      Allied Waste North America,
           9.25%, 9/1/12                                3,580          3,983
           7.88%, 4/15/13                               2,710          2,859
----------------------------------------------------------------------------
                                                                       6,842
----------------------------------------------------------------------------
FOOD - 1.1%
      Dole Food Co., Inc.,
           7.25%, 6/15/10                               3,250          3,356
      Pinnacle Foods Holding Corp., (1)
           8.25%, 12/1/13                               6,025          5,678
----------------------------------------------------------------------------
                                                                       9,034
----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.0%
      Georgia-Pacific Corp.,
           8.88%, 2/1/10                                1,200          1,404
           8.00%, 1/15/24                               6,500          7,394
----------------------------------------------------------------------------
                                                                       8,798
----------------------------------------------------------------------------
GAMING - 5.1%
      Aztar Corp., (1)
           7.88%, 6/15/14                               2,425          2,570
      Caesars Entertainment, Inc.,
           7.88%, 3/15/10                               4,475          5,057
      Isle of Capri Casinos, Inc.,
           7.00%, 3/1/14                                6,630          6,663
      Mandalay Resort Group,
           6.50%, 7/31/09                               2,750          2,853
           7.63%, 7/15/13                               3,050          3,233
      MGM Mirage,
           8.38%, 2/1/11                                6,920          7,638
      Mohegan Tribal Gaming Authority, (1)
           7.13%, 8/15/14                               2,650          2,776
      Premier Entertainment Biloxi, LLC, (1)
           10.75%, 2/1/12                               3,435          3,607
      River Rock Entertainment Authority,
           9.75%, 11/1/11                               1,800          1,894
      Seneca Gaming Corp., (1)
           7.25%, 5/1/12                                2,450          2,530
      Station Casinos, Inc.,
           6.88%, 3/1/16                                4,075          4,187
----------------------------------------------------------------------------
                                                                      43,008
----------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.3%
      Medical Device Manufacturing, (1)
           10.00%, 7/15/12                              2,030          2,152
----------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.1%
      Beverly Enterprises, Inc., (1)
           7.88%, 6/15/14                               4,075          4,360
      Pacificare Health Systems,
           10.75%, 6/1/09                               8,250          9,508
      Triad Hospitals, Inc.,
           7.00%, 5/15/12                               3,275          3,423
----------------------------------------------------------------------------
                                                                      17,291
----------------------------------------------------------------------------
HOME BUILDERS - 2.5%
      K Hovnanian Enterprises, Inc.,
           7.75%, 5/15/13                               1,620          1,746
           6.38%, 12/15/14                              4,800          4,860
      Meritage Homes Corp.,
           7.00%, 5/1/14                                1,650          1,691
      Standard-Pacific Corp.,
           6.25%, 4/1/14                                3,250          3,226
      Technical Olympic U.S.A., Inc.,
           7.50%, 3/15/11                               2,600          2,645
      WCI Communities, Inc.,
           10.63%, 2/15/11                              3,295          3,715
      William Lyon Homes, Inc.,
           10.75%, 4/1/13                               2,575          2,974
----------------------------------------------------------------------------
                                                                      20,857
----------------------------------------------------------------------------
INSURANCE - 0.7%
      Crum & Forster Holdings Corp.,
           10.38%, 6/15/13                              5,200          5,551
----------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3% - CONTINUED

IRON/STEEL - 0.7%
      AK Steel Corp.,
           7.88%, 2/15/09                           $   2,170       $  2,154
      International Steel Group, Inc., (1)
           6.50%, 4/15/14                               4,125          4,125
----------------------------------------------------------------------------
                                                                       6,279
----------------------------------------------------------------------------
LEISURE TIME - 0.2%
      True Temper Sports, Inc.,
           8.38%, 9/15/11                               1,600          1,488
----------------------------------------------------------------------------
LODGING - 0.3%
      Starwood Hotels & Resorts Worldwide, Inc.,
           7.88%, 5/1/12                                2,050          2,319
----------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.2%
      Joy Global, Inc.,
           8.75%, 3/15/12                               3,325          3,757
      Manitowoc Co.,
           10.50%, 8/1/12                               2,925          3,371
      Terex Corp.,
           7.38%, 1/15/14                               2,800          2,940
----------------------------------------------------------------------------
                                                                      10,068
----------------------------------------------------------------------------
MEDIA - 5.9%
      American Media Operation, Inc., Series B,
           10.25%, 5/1/09                               7,575          7,973
      Block Communications, Inc.,
           9.25%, 4/15/09                               4,980          5,266
      Cablevision Systems Corp., (1)
           8.00%, 4/15/12                               2,680          2,800
      Dex Media East LLC/Dex Media East
           Finance Co.,
           12.13%, 11/15/12                               915          1,139
      Houghton Mifflin Co.,
           9.88%, 2/1/13                                7,125          7,481
      Liberty Group Operating, Inc.,
           9.38%, 2/1/08                                5,055          5,093
      Paxson Communications Corp.,
           10.75%, 7/15/08                              3,130          3,146
      Reader's Digest Association, Inc.,
           6.50%, 3/1/11                                6,070          6,252
      XM Satellite Radio, Inc.,
           12.00%, 6/15/10                              2,675          3,130
      Young Broadcasting, Inc.,
           10.00%, 3/1/11                               7,225          7,442
----------------------------------------------------------------------------
                                                                      49,722
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.3%
      Park-Ohio Industries, Inc.,
           9.25%, 12/1/07                               6,005          6,095
      Trinity Industries, Inc.,
           6.50%, 3/15/14                               4,700          4,630
----------------------------------------------------------------------------
                                                                      10,725
----------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.6%
      Xerox Corp.,
           6.88%, 8/15/11                               2,330          2,435
           7.63%, 6/15/13                               2,725          2,943
----------------------------------------------------------------------------
                                                                       5,378
----------------------------------------------------------------------------
OIL & GAS - 1.0%
      Giant Industries, Inc.,
           11.00%, 5/15/12                              4,690          5,370
      Premcor Refining Group (The), Inc.,
           7.75%, 2/1/12                                2,850          3,107
----------------------------------------------------------------------------
                                                                       8,477
----------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.3%
      Chesapeake Energy Corp., (1)
           7.00%, 8/15/14                               2,425          2,564
      Magnum Hunter Resources, Inc.,
           9.60%, 3/15/12                               2,256          2,549
      Swift Energy Co.,
           9.38%, 5/1/12                                5,525          6,188
----------------------------------------------------------------------------
                                                                      11,301
----------------------------------------------------------------------------
OIL & GAS SERVICES - 0.5%
      Dresser, Inc.,
           9.38%, 4/15/11                               2,450          2,695
      Pride International, Inc., (1)
           7.38%, 7/15/14                               1,225          1,360
----------------------------------------------------------------------------
                                                                       4,055
----------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.9%
      Graham Packaging Co., Inc., (1)
           8.50%, 10/15/12                                900            918
      Owens-Brockway,
           7.75%, 5/15/11                               1,725          1,837
      Owens-Illinois, Inc.,
           8.10%, 5/15/07                               4,475          4,699
----------------------------------------------------------------------------
                                                                       7,454
----------------------------------------------------------------------------
PHARMACEUTICALS - 0.6%
      Athena Neurosciences Finance LLC,
           7.25%, 2/21/08                               3,700          3,746

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 49 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3% - CONTINUED

PHARMACEUTICALS - 0.6% - (CONTINUED)
      Leiner Health Products, Inc., (1)
           11.00%, 6/1/12                           $   1,620       $  1,721
----------------------------------------------------------------------------
                                                                       5,467
----------------------------------------------------------------------------
PIPELINES - 4.3%
      Coastal Corp.,
           7.75%, 6/15/10                               9,625          9,625
      Dynegy Holdings, Inc.,
           9.88%, 7/15/10 (1)                           4,920          5,559
           8.75%, 2/15/12                               3,325          3,458
      EL Paso Corp.,
           7.88%, 6/15/12                               9,300          9,230
      Pacific Energy Partners LP, (1)
           7.13%, 6/15/14                                 810            877
      Williams Cos, Inc.,
           7.88%, 9/1/21                                6,880          7,637
----------------------------------------------------------------------------
                                                                      36,386
----------------------------------------------------------------------------
REITS - 3.5%
      Felcor Lodging LP,
           8.50%, 6/1/11                                6,910          7,601
      Host Marriott LP,
           7.13%, 11/1/13                               6,480          6,804
      La Quinta Properties, Inc., (1)
           7.00%, 8/15/12                               3,950          4,162
      Meristar Hospitality Corp.,
           9.00%, 1/15/08                               4,700          4,912
      Omega Healthcare Investors, Inc., (1)
           7.00%, 4/1/14                                5,725          5,811
----------------------------------------------------------------------------
                                                                      29,290
----------------------------------------------------------------------------
REMEDIATION SERVICES - 0.5%
      Synagro Technologies, Inc.,
           9.50%, 4/1/09                                3,850          4,119
----------------------------------------------------------------------------
RESTAURANTS - 1.1%
      Carrols Corp.,
           9.50%, 12/1/08                               4,550          4,664
      Friendly Ice Cream Corp.,
           8.38%, 6/15/12                               4,635          4,449
----------------------------------------------------------------------------
                                                                       9,113
----------------------------------------------------------------------------
RETAIL - 4.5%
      AmeriGas Partners LP,
           8.88%, 5/20/11                               6,650          7,332
      Blockbuster, Inc., (1)
           9.00%, 9/1/12                                2,330          2,417
      Couche-Tard Finance Corp.,
           7.50%, 12/15/13                              3,475          3,701
      Crew (J.) Intermediate LLC,
           0.00%, 5/15/08                               3,250          2,974
      Denny's Corp., (1)
           10.00%, 10/1/12                              2,800          2,810
      Ferrellgas Corp.,
           6.75%, 5/1/14                                4,750          4,845
      Finlay Fine Jewelry Corp., (1)
           8.38%, 6/1/12                                3,650          3,924
      Penney (J.C.) Co., Inc.,
           9.00%, 8/1/12                                4,710          5,723
      Petro Stopping Centers LP,
           9.00%, 2/15/12                               3,850          4,081
----------------------------------------------------------------------------
                                                                      37,807
----------------------------------------------------------------------------
SEMICONDUCTORS - 1.6%
      AMI Semiconductor, Inc.,
           10.75%, 2/1/13                               3,240          3,775
      Amkor Technology, Inc.,
           7.13%, 3/15/11                               2,425          1,989
           7.75%, 5/15/13                               1,620          1,328
      Freescale Semiconductor, Inc., (1)
           7.13%, 7/15/14                               3,250          3,380
      ON Semiconductor Corp.,
           12.00%, 3/15/10                              2,795          3,214
----------------------------------------------------------------------------
                                                                      13,686
----------------------------------------------------------------------------
SUPERMARKETS - 1.3%
      Delhaize America, Inc.,
           8.13%, 4/15/11                               3,040          3,472
      Great Atlantic & Pacific Tea Co.,
           7.75%, 4/15/07                               3,900          3,393
      Roundy's, Inc.,
           8.88%, 6/15/12                               4,000          4,310
----------------------------------------------------------------------------
                                                                      11,175
----------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.4%
      Alamosa Delaware, Inc.,
           11.00%, 7/31/10                              2,550          2,888
      AT&T Corp.,
           7.30%, 11/15/11                             12,875         14,404
      Centennial Cellular Operating Co.,
           10.13%, 6/15/13                              4,075          4,289

See Notes to the Financial Statements.

FIXED INCOME FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
CORPORATE BONDS - 85.3% - CONTINUED

TELECOMMUNICATIONS - 6.4% - (CONTINUED)
      iPCS Escrow Co., (1)
           11.50%, 5/1/12                            $  2,050       $  2,152
      Nextel Communications, Inc.,
           7.38%, 8/1/15                                3,970          4,268
      PanAmSat Corp., (1)
           9.00%, 8/15/14                               1,630          1,695
      Qwest Capital Funding, Inc.,
           6.38%, 7/15/08                               1,625          1,499
           7.90%, 8/15/10                               2,470          2,279
           7.25%, 2/15/11                               3,450          3,079
      Qwest Corp., (1)
           7.90%, 9/1/11                                3,580          3,714
      Qwest Services Corp., (1)
           14.00%, 12/15/10                             2,425          2,831
      Time Warner Telecom, Inc.,
           10.13%, 2/1/11                                 900            864
      UbiquiTel Operating Co.,
           9.88%, 3/1/11                                2,000          2,082
      U.S. Unwired, Inc.,
           10.00%, 6/15/12                              1,650          1,712
      U.S. West Communications, Inc.,
           6.88%, 9/15/33                               7,575          6,382
----------------------------------------------------------------------------
                                                                      54,138
----------------------------------------------------------------------------
TRANSPORTATION - 1.1%
      Horizon Lines LLC, (1)
           9.00%, 11/1/12                               4,875          5,143
      Overseas Shipholding Group,
           8.25%, 3/15/13                               3,625          4,006
----------------------------------------------------------------------------
                                                                       9,149
----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
----------------------------------------------------------------------------
(COST $698,723)                                                      718,578

FOREIGN ISSUER BONDS - 9.3%
BUILDING MATERIALS - 0.5%
      Ainsworth Lumber Co. Ltd.,
           6.75%, 3/15/14                               4,390          4,225
----------------------------------------------------------------------------
COMPUTERS - 0.2%
      Seagate Technology HDD Holdings,
           8.00%, 5/15/09                               1,580          1,683
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
      BCP Caylux Holdings Luxembourg SCA, (1)
           9.63%, 6/15/14                               3,050          3,294
      Bombardier Recreational Products, Inc., (1)
           8.38%, 12/15/13                              5,040          5,305
----------------------------------------------------------------------------
                                                                       8,599
----------------------------------------------------------------------------
ELECTRONICS - 0.3%
      Celestica, Inc.,
           7.88%, 7/1/11                                2,625          2,723
----------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
      Intrawest Corp., (1)
           7.50%, 10/15/13                              3,730          3,865
----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.9%
      Abitibi-Consolidated , Inc.,
           7.75%, 6/15/11                               5,700          5,871
      Norske Skog Canada Ltd.,
           7.38%, 3/1/14                                2,000          2,090
----------------------------------------------------------------------------
                                                                       7,961
----------------------------------------------------------------------------
IRON/STEEL - 0.6%
      IPSCO, Inc.,
           8.75%, 6/1/13                                4,050          4,617
----------------------------------------------------------------------------
LEISURE TIME - 0.5%
      NCL Corp., (1)
           10.63%, 7/15/14                              4,050          4,242
----------------------------------------------------------------------------
MEDIA - 0.3%
      Kabel Deutschland GmbH, (1)
           10.63%, 7/1/14                               2,430          2,649
----------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.7%
      Stone Container Finance, (1)
           7.38%, 7/15/14                               5,325          5,578
----------------------------------------------------------------------------
PIPELINES - 0.3%
      Utilicorp Canada Finance Corp.,
           7.75%, 6/15/11                               2,275          2,321
----------------------------------------------------------------------------
RETAIL - 0.8%
      Jean Coutu Group, Inc., (1)
           7.63%, 8/1/12                                2,525          2,569
           8.50%, 8/1/14                                4,175          4,144
----------------------------------------------------------------------------
                                                                       6,713
----------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.7%
      NTL Cable PLC, (1)
           8.75%, 4/15/14                               3,700          4,005

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 51 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   HIGH YIELD FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
FOREIGN ISSUER BONDS - 9.3% CONTINUED

TELECOMMUNICATIONS - 0.7% - (CONTINUED)
      Rogers Wireless Communications, Inc.,
           6.38%, 3/1/14                              $ 2,400        $ 2,208
----------------------------------------------------------------------------
                                                                       6,213
----------------------------------------------------------------------------
TEXTILES - 0.4%
      INVISTA, (1)
           9.25%, 5/1/12                                3,250          3,469
----------------------------------------------------------------------------
TRANSPORTATION - 1.6%
      CHC Helicopter Corp.,
           7.38%, 5/1/14                                2,450          2,554
      General Maritime Corp.,
           10.00%, 3/15/13                              8,080          9,181
      OMI Corp.,
           7.63%, 12/1/13                               2,000          2,053
----------------------------------------------------------------------------
                                                                      13,788
----------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
----------------------------------------------------------------------------
(COST $75,804)                                                        78,646

                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
WARRANTS - 0.0%

      Horizon PCS, Inc., Exp. 10/1/10 (1) *             2,000              -
      IPCS, Inc., Exp. 7/15/10 (1) *                    1,500              -
      Leap Wireless International, Exp.
      4/15/10 (1) *                                     2,500              -
      Leap Wireless, Exp. 4/15/10 (1) *                 2,000              -
      WRC Media, Inc. (1) *                             4,059              -
      XM Satellite Radio, Exp. 3/15/10 (1)*             2,000            128
----------------------------------------------------------------------------
TOTAL WARRANTS
----------------------------------------------------------------------------
(COST $10)                                                               128

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
SHORT-TERM INVESTMENT - 4.1%

      HSBC Bank PLC, London,
           Eurodollar Time Deposit,
           1.91%, 10/1/04                           $  34,733       $ 34,733
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------------
(COST $34,733)                                                        34,733
----------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.1%
----------------------------------------------------------------------------
(COST $812,237)                                                      835,024
      Other Assets less Liabilities - 0.9%                             7,822
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $842,846

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At September 30, 2004, the value of these securities amounted to approximately $204,037,000 or 24.2% of net assets.

*     Non-Income Producing Security

At September 30, 2004, the quality distribution for the High Yield Fixed Income Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                               PERCENTAGE
BB                                                                      21.9%
B                                                                       56.1
CCC                                                                     17.5
CCC to D                                                                 1.0
Cash & Equivalents                                                       3.5
----------------------------------------------------------------------------
Total                                                                  100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7%

ALABAMA - 1.6%
      Alabama IDA Solid Waste Disposal
           Revenue Bonds (AMT),
           Pine City Fiber Co.,
           6.45%, 12/1/23                           $     600       $    606
      Camden Industrial Development Board
           Revenue Refunding Bonds, Series A,
           Weyerhaeuser Company,
           6.13%, 12/1/24                               1,000          1,062
----------------------------------------------------------------------------
                                                                       1,668
----------------------------------------------------------------------------
ARIZONA - 4.7%
      Arizona Health Facilities Authority
           Hospital System Revenue Bonds,
           John C. Lincoln Health Network,
           6.88%, 12/1/20                               1,000          1,096
      Coconino County PCR Bonds, Series A
           (AMT), Tucson Electric Power Co.,
           7.13%, 10/1/32                               1,000          1,034
      Maricopa County PCR Refunding Bonds,
           Series A, El Paso Electric
           Co. Project,
           6.25%, Mandatory Put 8/1/05                  1,000          1,029
      Navajo County IDA Revenue Bonds,
           Stone Container Corp. Project,
           7.40%, 4/1/26                                  800            828
      Peoria IDA Non-Profit Revenue Refunding
           Bonds, Series A, Sierra Winds Life,
           6.25%, 8/15/20                                 500            488
      Yavapai County IDA Hospital Facilities
           Revenue Bonds, Series A,
           Yavapai Regional Medical Center,
           6.00%, 8/1/33                                  500            522
----------------------------------------------------------------------------
                                                                       4,997
----------------------------------------------------------------------------
ARKANSAS - 0.6%
      Little Rock Hotel & Restaurant Gross
           Receipts Refunding TRB,
           7.38%, 8/1/15                                  500            623
----------------------------------------------------------------------------
CALIFORNIA - 6.2%
      Alameda Corridor Transportation
           Authority Capital Appreciation
           Refunding Bonds (AMBAC Insured),
           0.00%, 10/1/24                               1,000            683
      California State Department of Water
           Resources Power Supply Revenue
           Bonds, Series A,
           5.50%, 5/1/09                                  500            555
           6.00%, 5/1/14                                  500            583
      California State Economic Recovery G.O.
           Bonds, Series A,
           5.00%, 7/1/16                                1,000          1,071
      California State Public Works Board
           Revenue Bonds, Series C, Department
           of Corrections,
           5.50%, 6/1/15                                1,000          1,129
      Golden State Tobacco Securitization Corp.
           Revenue Bonds, Series A-5,
           7.88%, 6/1/42                                  500            531
      Golden State Tobacco Securitization Corp.
           Revenue Bonds, Series B,
           5.50%, 6/1/33                                1,000          1,036
      Laguna Beach Unified School District G.O.
           Bonds, Election of 2001 (FSA Insured),
           5.00%, 8/1/28                                1,000          1,021
----------------------------------------------------------------------------
                                                                       6,609
----------------------------------------------------------------------------
COLORADO - 1.0%
      Colorado Health Facilities Authority
           Revenue Bonds, Portercare Adventist
           Health Hospital,
           6.50%, 11/15/31                                500            547
      Northwest Parkway Public Highway
           Authority Revenue Bonds, Series D,
           First Tier Subordinate,
           7.13%, 6/15/41                                 500            526
----------------------------------------------------------------------------
                                                                       1,073
----------------------------------------------------------------------------
DELAWARE - 1.0%
      Delaware State Health Facility Authority
           Revenue Refunding Bonds, Series A,
           Beebe Medical Center Project,
           5.50%, 6/1/24                                1,000          1,028
----------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 53 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)

                                                                PRINCIPAL
                                                                  AMOUNT         VALUE
                                                                  (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

DISTRICT OF COLUMBIA - 0.4%
      District of Columbia Revenue Bonds,
           Methodist Home of the District of
           Columbia Issue,
           6.00%, 1/1/20                                        $     400       $    375
----------------------------------------------------------------------------------------
FLORIDA - 11.9%
      Capital Projects Finance Authority
           Continuing Care Retirement Community
           Revenue Bonds, Series A, The
           Glenridge on Palmer Ranch Project,
           8.00%, 6/1/32                                              750            758
      Capital Trust Agency Revenue Bonds
           (AMT) Air Cargo, Fort Lauderdale
           Project,
           5.75%, 1/1/32                                              525            502
      Crossings at Fleming Island Community
           Development District Special
           Assessment Revenue Refunding Bonds,
           Series C,
           7.05%, 5/1/15                                              400            426
      Gateway Services Community
           Development District Special
           Assessment Bonds, Series B, Sun City
           Center - Fort Meyers Project,
           5.50%, 5/1/10                                              920            939
      Heritage Harbor South Community
           Development District Capital
           Improvement Special Assessment
           Bonds, Series B,
           5.40%, 11/1/08                                             780            784
      Heritage Palms Community Development
           District Capital Improvement Revenue
           Bonds,
           6.25%, 11/1/04                                             280            280
      Highlands County Health Facilities
           Authority Revenue Hospital Bonds,
           Series A, Adventist Health
           System/Sunbelt,
           6.00%, 11/15/31                                          1,250          1,337
      Islands at Doral III Community District
           Revenue Bonds, Series 2000-A,
           Florida Special Assessment,
           5.90%, 5/1/35                                            1,000          1,004
      Miami Beach Health Facilities Authority
           Revenue Refunding Bonds, Mount Sinai
           Medical Center,
           6.75%, 11/15/29                                          1,000          1,036
      Midtown Miami Community Development
           District Special Assessment Bonds,
           Series A,
           6.25%, 5/1/37                                            1,000          1,028
      Poinciana Community Development
           District Special Assessment Bonds,
           Series A,
           7.13%, 5/1/31                                              400            421
      Polk County Transportation Improvement
           Revenue Bonds (FSA Insured),
           Prerefunded,
           5.63%, 12/1/10                                           1,000          1,157
      Reunion West Community Development
           District Special Assessment,
           6.25%, 5/1/36                                            1,000          1,012
      Sterling Hill Community Development
           District Capital Improvement Special
           Assessment Revenue Bonds, Series B,
           5.50%, 11/1/10                                           1,000          1,012
      Westchester Community Development
           District No. 1 Special Assessment
           Revenue Bonds, Community
           Infrastructure,
           6.00%, 5/1/23                                            1,000          1,013
----------------------------------------------------------------------------------------
                                                                                  12,709
----------------------------------------------------------------------------------------
GEORGIA - 1.8%
      Georgia State G.O. Bonds, Series D,
           Prerefunded,
           5.75%, 10/1/10                                             705            814
      Milledgeville-Baldwin County
           Development Authority Revenue Bonds,
           Georgia College & State University
           Funding,
           6.00%, 9/1/33                                            1,000          1,045
----------------------------------------------------------------------------------------
                                                                                   1,859
----------------------------------------------------------------------------------------
ILLINOIS - 3.4%
      Illinois Development Finance Authority
           Revenue Bonds, Series B, Midwestern
           University,
           6.00%, 5/15/31                                             500            527
      Illinois Educational Facilities Authority
           Adjustable Revenue Bonds, Field
           Museum of Natural History Project,
           4.60%, Mandatory Put 11/1/15                               800            833

See Notes to the Financial Statements.

FIXED INCOME FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

ILLINOIS - 3.4% - (CONTINUED)
      Illinois Educational Facilities Authority
           Student Housing Revenue Bonds,
           Educational Advancement Fund
           University Center Project,
           6.25%, 5/1/30                            $     750       $    769
      Illinois Health Facilities Authority Revenue
           Bonds, Riverside Health System,
           6.00%, 11/15/32                              1,000          1,051
      Illinois Health Facilities Authority Revenue
           Bonds, Series A, Lutheran Senior
           Ministries Obligation,
           7.38%, 8/15/31                                 500            501
----------------------------------------------------------------------------
                                                                       3,681
----------------------------------------------------------------------------
INDIANA - 4.2%
      Indiana Development Finance Authority
           Environmental Refunding Bonds,
           USX Corp. Project
           (Gtd. Marathon Oil Company),
           5.25%, Mandatory Put 12/2/11                 1,000          1,108
      Indiana Health Facility Financing Authority
           Hospital Revenue Bonds, Series A,
           Community Foundation of Northwest
           Indiana,
           6.38%, 8/1/31                                  500            512
           6.00%, 3/1/34                                1,000            998
      North Manchester Revenue Bonds,
           Series A, Peabody Retirement
           Community Project,
           7.25%, 7/1/33                                  750            759
      Petersburg PCR Bonds (AMT),
           Indianapolis Power & Light,
           6.38%, 11/1/29                               1,000          1,055
----------------------------------------------------------------------------
                                                                       4,432
----------------------------------------------------------------------------
IOWA - 0.5%
      Bremer County Healthcare & Residential
           Facilities Revenue Bonds, Bartels
           Lutheran Home Project,
           7.25%, 11/15/29                                500            505
----------------------------------------------------------------------------
KANSAS - 0.5%
      Olathe Kansas Senior Living Facility
           Revenue Bonds, Series A,
           Aberdeen Village, Inc.,
           8.00%, 5/15/30                                 500            545
----------------------------------------------------------------------------
LOUISIANA - 2.5%
      Beauregard Parish Revenue Refunding
           Bonds, Boise Cascade Corp. Project,
           6.80%, 2/1/27                                  700            723
      Plaquemines Port Harbor & Terminal
           District Revenue Refunding Bonds,
           Series B, Electro-Coal Transfer Corp.
           Project (Gtd. TECO Energy, Inc.),
           5.00%, 9/1/07                                1,000          1,002
      West Feliciana Parish PCR Bonds,
           Gulf States Utilities-I,
           7.70%, 12/1/14                                 375            378
      West Feliciana Parish PCR Bonds,
           Gulf States Utilities-II,
           7.70%, 12/1/14                                 625            630
----------------------------------------------------------------------------
                                                                       2,733
----------------------------------------------------------------------------
MAINE - 0.9%
      Maine Finance Authority Solid Waste
           Recycling Facilities Revenue Bonds
           (AMT), Great Northern Paper Project,
           Bowater Inc.,
           7.75%, 10/1/22                               1,000          1,002
----------------------------------------------------------------------------
MARYLAND - 2.9%
      Anne Arundel County Special Obligation
           Revenue Bonds, National Business
           Park Project, Prerefunded,
           7.38%, 7/1/10                                  500            619
      Maryland State Economic Development
           Corp. Student Housing Revenue Bonds,
           University of Maryland, College Park
           Project,
           5.63%, 6/1/35                                1,000          1,008
      Maryland State Economic Development
           Corp. Student Housing Senior Revenue
           Bonds, Series A, University of
           Maryland,
           5.75%, 10/1/33                                 500            509
      Maryland State Health & Higher
           Educational Facilities Authority
           Revenue Bonds, Series A,
           Mercy Ridge,
           6.00%, 4/1/35                                1,000            997
----------------------------------------------------------------------------
                                                                       3,133
----------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 55 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

MASSACHUSETTS - 3.0%
      Massachusetts State Development
           Finance Agency Revenue Bonds,
           Hampshire College,
           5.70%, 10/1/34                           $   1,000       $  1,038
      Massachusetts State Development
           Finance Agency Revenue Bonds,
           Series B, Briarwood,
           8.25%, 12/1/30                                 500            539
      Massachusetts State Development
           Finance Agency Revenue Bonds,
           Waste Management Project,
           5.50%, Mandatory Put 5/1/14                  1,000          1,070
      Massachusetts State Health &
           Educational Facilities Authority
           Revenue Bonds, Series E,
           Berkshire Health System,
           6.25%, 10/1/31                                 500            520
----------------------------------------------------------------------------
                                                                       3,167
----------------------------------------------------------------------------
MICHIGAN - 3.7%
      Detroit Sewer Disposal Revenue
           Refunding Bonds, Series A,
           Senior Lien (FSA Insured),
           5.00%, 7/1/32                                1,000          1,020
      Flint Hospital Building Authority Revenue
           Refunding Bonds, Hurley Medical
           Center,
           6.00%, 7/1/20                                1,000          1,009
      Michigan State Strategic Fund Ltd.
           Obligation Revenue Bonds (AMT),
           Republic Services, Inc.,
           4.25%, Mandatory Put 4/1/14                  1,985          1,947
----------------------------------------------------------------------------
                                                                       3,976
----------------------------------------------------------------------------
MINNESOTA - 2.1%
      Cohasset PCR Refunding Bonds,
           Allete, Inc. Project,
           4.95%, 7/1/22                                1,000          1,015
      Duluth Economic Development Authority
           Health Care Facilities Revenue Bonds,
           St. Luke's Hospital,
           7.25%, 6/15/32                                 750            784
      Minneapolis & St. Paul Metropolitan
           Airports Commission Special Facilities
           Revenue Bonds, Series A (AMT),
           Northwest Airlines Project,
           7.00%, 4/1/25                                  600            497
----------------------------------------------------------------------------
                                                                       2,296
----------------------------------------------------------------------------
MISSISSIPPI - 1.8%
      Claiborne County PCR Refunding Bonds,
           Systems Energy Resources, Inc.,
           7.30%, 5/1/25                                  155            155
      Lowndes County Solid Waste Disposal &
           Pollution Revenue Refunding Bonds,
           Series B, Weyerhaeuser Co. Project,
           6.70%, 4/1/22                                1,000          1,178
      Mississippi Business Finance Corp. PCR
           Revenue Refunding Bonds, Systems
           Energy Resources, Inc. Project,
           5.90%, 5/1/22                                  630            636
----------------------------------------------------------------------------
                                                                       1,969
----------------------------------------------------------------------------
NEW HAMPSHIRE - 0.5%
      New  Hampshire Business Finance Authority
           PCR Refunding Bonds, Series D
           (AMT), Public Service Co.
           of New Hampshire,
           6.00%, 5/1/21                                  500            524
----------------------------------------------------------------------------
NEW JERSEY - 3.3%
      Middlesex County Improvement Authority
           Revenue Bonds, Series A, George
           Street Student Housing Project,
           5.00%, 8/15/35                               1,000            985
      New Jersey Health Care Facilities
           Financing Authority Revenue Bonds,
           Series A, Capital Health Systems
           Obligated Group,
           5.38%, 7/1/33                                1,000          1,010
      New Jersey State Educational Facilities
           Authority Revenue Bonds, Series D,
           Fairleigh Dickinson University,
           6.00%, 7/1/25                                1,000          1,060
      Tobacco Settlement Financing Corp.
           Revenue Bonds,
           6.75%, 6/1/39                                  500            479
----------------------------------------------------------------------------
                                                                       3,534
----------------------------------------------------------------------------
NEW MEXICO - 0.2%
      New Mexico Educational Assistance
           Foundation Student Loan Revenue
           Bonds, Series II-C (AMT),
           Second Subordinate,
           6.00%, 12/1/08                                 255            261
----------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

NEW YORK - 3.9%
      Metropolitan Transportation Authority
           Dedicated Tax Fund Revenue Bonds,
           Series A (FGIC Insured),
           5.25%, 11/15/14                          $   1,695       $  1,939
      New York City G.O. Bonds, Series B,
           6.50%, 8/15/09                               1,500          1,733
      New York City Industrial Development
           Agency Airport Revenue Bonds, Series
           A (AMT), Airis JFK I LLC Project,
           5.50%, 7/1/28                                  500            492
----------------------------------------------------------------------------
                                                                       4,164
----------------------------------------------------------------------------
NORTH CAROLINA - 3.5%
      North Carolina Eastern Municipal Power
           Agency Power System Revenue
           Refunding Bonds, Series B,
           6.13%, 1/1/09                                  500            553
      North Carolina Eastern Municipal Power
           Agency Power Systems Revenue
           Bonds, Series D,
           6.45%, 1/1/14                                  385            431
      North Carolina Eastern Municipal Power
           Agency Power System Revenue
           Refunding Bonds, Series F,
           5.38%, 1/1/13                                1,000          1,091
      North Carolina Municipal Power Agency
           No. 1 Catawba Electric Revenue Bonds,
           Series A,
           5.50%, 1/1/13                                1,000          1,103
      North Carolina Municipal Power Agency
           No.1 Catawba Electric Revenue Bonds,
           Series B,
           6.38%, 1/1/13                                  500            563
----------------------------------------------------------------------------
                                                                       3,741
----------------------------------------------------------------------------
OHIO - 0.3%
      Ohio State Water Development Authority
           PCR Facilities Refunding Bonds,
           Series A (AMT), Toledo Edison
           Company,
           8.00%, 10/1/23                                 315            321
----------------------------------------------------------------------------
OKLAHOMA - 1.1%
      Langston Economic Development
           Authority Student Housing Revenue
           Bonds, Series A, Langston Community
           Development Corp.,
           7.75%, 8/1/30                                  500            484
      Oklahoma Development Finance Authority
           Revenue Bonds, Series A, Continuing
           Care Retirement, Inverness Village,
           8.00%, 2/1/32                                  750            676
----------------------------------------------------------------------------
                                                                       1,160
----------------------------------------------------------------------------
OREGON - 0.7%
      Klamath Falls Electric Revenue Refunding
           Bonds, Senior Lien - Klamath Cogen,
           5.88%, 1/1/16                                  750            756
----------------------------------------------------------------------------
PENNSYLVANIA - 7.2%
      Beaver County IDA PCR Revenue
           Refunding Bonds, Series A, Cleveland
           Electric Illuminating Co.,
           7.75%, 7/15/25                                 100            106
      Carbon County IDA Resource Recovery
           Refunding Bonds (AMT), Panther Creek
           Partners Project,
           6.65%, 5/1/10                                  400            433
      Montgomery County Higher Education &
           Health Authority Revenue Bonds,
           Series A, Philadelphia Geriatric Center,
           7.25%, 12/1/19                                 500            520
      Pennsylvania Economic Development
           Financing Authority Exempt Facilities
           Revenue Bonds, Series A (AMT),
           Amtrak Project,
           6.13%, 11/1/21                               1,200          1,249
      Pennsylvania Economic Development
           Financing Authority Exempt Facility
           Revenue Bonds, Series A (AMT),
           National Gypsum Co., Shippingport
           Project,
           6.25%, 11/1/27                               1,400          1,414
      Pennsylvania State Higher Educational
           Facilities Authority Revenue Bonds,
           LaSalle University,
           5.50%, 5/1/34                                1,000          1,018

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 57 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

PENNSYLVANIA - 7.2%  - (CONTINUED)
      Pennsylvania State Higher Educational
           Facilities Authority Revenue Bonds,
           Widener University,
           5.40%, 7/15/36                           $     750       $    768
      Pennsylvania State Higher Educational
           Facilities Authority Student Housing
           Revenue Bonds, Series A, Student
           Association, Inc. Project,
           6.75%, 9/1/32                                  490            515
      Philadelphia Hospitals & Higher Education
           Facilities Revenue Bonds, Chestnut Hill
           College,
           6.00%, 10/1/29                                 500            496
      Philadelphia School District G.O. Bonds,
           Series A (FSA - State Aid Withholding),
           Prerefunded,
           5.50%, 2/1/12                                1,000          1,145
----------------------------------------------------------------------------
                                                                       7,664
----------------------------------------------------------------------------
PUERTO RICO - 1.0%
      Puerto Rico Highway & Transportation
           Authority Transmission Revenue Bonds,
           5.00%, 7/1/09                                1,000          1,091
----------------------------------------------------------------------------
SOUTH CAROLINA - 1.1%
      Berkeley County PCR Facilities Refunding
           Bonds, South Carolina Generating Co.
           Project,
           4.88%, 10/1/14                               1,000          1,061
      Florence County IDR Revenue Bonds,
           Stone Container Corp.,
           7.38%, 2/1/07                                  165            167
----------------------------------------------------------------------------
                                                                       1,228
----------------------------------------------------------------------------
TENNESSEE - 1.2%
      Memphis-Shelby County Airport Authority
           Special Facilities Revenue Refunding
           Bonds, Federal Express Corp.,
           5.00%, 9/1/09                                  750            803
      Metropolitan Government Nashville &
           Davidson County Health & Education
           Facility Board Revenue Bonds,
           Meharry Medical College Project
           (AMBAC Insured), Prerefunded,
           6.88%, 12/1/04                                 500            515
----------------------------------------------------------------------------
                                                                       1,318
----------------------------------------------------------------------------
TEXAS - 7.7%
      Austin City Convention Center Revenue
           Bonds, Series A, Convention Enterprise,
           Inc., First Tier,
           6.70%, 1/1/32                                  700            744
      Brazos River Authority Revenue Refunding
           Bonds, Series A (AMT), Texas Utilities
           Electric Co. Project,
           7.70%, 4/1/33                                1,000          1,164
      Dallas County Flood Control District No. 1
           G.O. Unlimited Refunding Bonds,
           7.25%, 4/1/32                                1,000          1,033
      Gulf Coast Waste Disposal Authority
           Revenue Bonds (AMT), Valero Energy
           Corp. Project,
           6.65%, 4/1/32                                1,000          1,077
      Houston Industrial Development Corp.
           Revenue Bonds (AMT), Air Cargo,
           6.38%, 1/1/23                                  500            513
      Matagorda County Navigation District
           No. 1 Collateralized Revenue Refunding
           Bonds, Centerpoint Energy Houston
           Electric, LLC Project,
           5.60%, 3/1/27                                  500            514
      Port Corpus Christi Industrial
           Development Corp. Environmental
           Facilities Revenue Bonds (AMT),
           Citgo Petroleum Corp.,
           8.25%, 11/1/31                               1,000          1,052
      Sabine River Authority PCR Refunding
           Bonds, Series B, TXU Energy Co.
           LLC Project,
           6.15%, 8/1/22                                  500            536
      Sam Rayburn Municipal Power Agency
           Revenue Refunding Bonds,
           6.00%, 10/1/21                                 500            535
      Texas State Turnpike Authority Central
           Texas Turnpike Systems Revenue
           Bonds, Series A, First Tier
           (AMBAC Insured),
           5.50%, 8/15/39                               1,000          1,063
----------------------------------------------------------------------------
                                                                       8,231
----------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 89.7% CONTINUED

UTAH - 1.0%
      Utah State G.O. Bonds, Series F,
           Prerefunded,
           5.00%, 7/1/07                            $   1,000       $  1,078
----------------------------------------------------------------------------
VERMONT - 0.2%
      Vermont Educational & Health Buildings
           Financing Agency Healthcare Facility
           Revenue Bonds, Copley Manor
           Project,(1)
           6.15%, 4/1/19                                  500            250
----------------------------------------------------------------------------
VIRGIN ISLANDS - 0.7%
      University of the Virgin Islands General
           Improvement Bonds, Series A,
           5.38%, 6/1/34                                  750            768
----------------------------------------------------------------------------
VIRGINIA - 0.5%
      Charles City County IDA Solid Waste
           Disposal Facilities Revenue Bonds
           (AMT), Waste Management,
           Inc. Project,
           6.25%, Mandatory Put 4/1/12                    500            556
----------------------------------------------------------------------------
WISCONSIN - 0.9%
      Wisconsin Health & Educational Facilities
           Authority Revenue Bonds, Series A,
           Beaver Dam Community Hospitals,
           6.75%, 8/15/34                               1,000            996
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
----------------------------------------------------------------------------
(COST $92,983)                                                        96,021

                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
INVESTMENT COMPANY - 2.7%

      AIM Tax Exempt Cash Fund                      2,861,979          2,862
----------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
----------------------------------------------------------------------------
(COST $2,862)                                                          2,862

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
SHORT-TERM INVESTMENTS - 8.2%

      ABAG Finance Authority for Nonprofit
           Corps. Variable Rate Refunding COP,
           Series C (U.S. Bank LOC),
           1.70%, 10/1/04                           $   1,685       $  1,685
      Los Angeles Department of Water &
           Power Waterworks Revenue VRDB,
           Subseries B-1,
           1.68%, 10/7/04                               4,650          4,650
      Medical Center Educational Building Corp.
           Revenue VRDB, Adult Hospital Project
           (AMBAC Insured),
           1.68%, 10/7/04                               1,200          1,200
      Monroe County Development Authority
           VRDB, Oglethorpe Power Corp. Project
           (AMBAC Insured),
           1.76%, 10/1/04                               1,300          1,300
----------------------------------------------------------------------------
      TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------
      (COST $8,835)                                                    8,835

----------------------------------------------------------------------------
      TOTAL INVESTMENTS - 100.6%
----------------------------------------------------------------------------
      (COST $104,680)                                                107,718
           Liabilities less Other Assets - (0.6)%                       (673)
----------------------------------------------------------------------------
      NET ASSETS - 100.0%                                           $107,045

(1) Non-Income Producing Security. Issuer has defaulted on terms of debt obligation. At September 30, 2004, value represents 0.2% of net assets.

At September 30, 2004, the High Yield Municipal Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                                                     PERCENTAGE
Development                                                             22.0%
Higher Education                                                         6.2
Medical                                                                 15.9
Pollution                                                               13.7
Power                                                                    6.2
Transportation                                                           6.9
All other sectors less than 5%                                          29.1
----------------------------------------------------------------------------
Total                                                                 100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 59 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   HIGH YIELD MUNICIPAL FUND (continued)

At September 30, 2004, the quality distribution for the High Yield Municipal Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                                PERCENTAGE
AAA                                                                     11.4%
AA                                                                       1.0
A                                                                       14.9
BBB                                                                     34.9
BB                                                                       9.3
Not Rated                                                               22.7
Cash & Equivalents                                                       5.8
----------------------------------------------------------------------------
Total                                                                  100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   INTERMEDIATE TAX-EXEMPT FUND

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4%

ALASKA - 0.7%
      Alaska International Airports (AMT),
           Series A (AMBAC Insured),
           5.13%, 10/1/11                           $   3,905       $  4,195
----------------------------------------------------------------------------
ARIZONA - 1.4%
      Maricopa County Peoria Unified School
           District No. 11 G.O. Unlimited Bonds,
           Project of 1991, Prerefunded,
           5.60%, 7/1/05                                2,000          2,079
      Salt River Project Agricultural
           Improvement & Power District
           Electricity System Revenue Bonds,
           Series A,
           5.50%, 1/1/05                                  540            545
      Salt River Project Agricultural
           Improvement & Power District
           Electricity System Revenue Bonds,
           Series A, Escrowed to Maturity,
           5.50%, 1/1/05                                  460            465
      Salt River Project Agricultural
           Improvement & Power District
           Electricity System Revenue
           Refunding Bonds, Series A,
           Salt River Project,
           5.13%, 1/1/27                                5,000          5,214
----------------------------------------------------------------------------
                                                                       8,303
----------------------------------------------------------------------------
CALIFORNIA - 13.5%
      Anaheim Public Financing Authority
           Revenue Bonds, Electrical System
           Distributing Facilities
           (MBIA Insured),
           5.00%, 10/1/28                               2,000          2,035
      California State Department of Water
           Resources Power Supply Revenue
           Bonds, Series A,
           5.50%, 5/1/10                                5,500          6,150
      California State Economic Recovery
           G.O. Bonds, Series A,
           5.00%, 7/1/16                               15,000         16,069
           5.00%, 7/1/17                                5,000          5,330
      California State G.O. Unlimited Bonds,
           5.75%, 5/1/30                                2,500          2,727
      California State G.O. Unlimited Bonds
           (AMBAC Insured),
           5.00%, 10/1/18                               3,110          3,309
      California Statewide Communities
           Development Authority Revenue
           Bonds, Series A, East Campus
           Apartments LLC (ACA Insured),
           5.25%, 8/1/14                                2,395          2,522
      Colton Joint Unified School District G.O.
           Unlimited Revenue Bonds, Series A
           (FGIC Insured),
           5.38%, 8/1/26                                2,500          2,699
      Foothill/Eastern Transportation Corridor
           Agency Toll Road Senior Lien Capital
           Appreciation Revenue Bonds,
           Series A, Escrowed to Maturity,
           0.00%, 1/1/05                                1,000            996
      Golden State Tobacco Securitization
           Corp. Revenue Bonds, Series B,
           5.38%, 6/1/28                                2,500          2,552
           5.60%, 6/1/28                                1,100          1,135
           5.50%, 6/1/33                                3,500          3,625
           5.50%, 6/1/43                                5,000          5,160
      Huntington Beach Union High School
           District G.O. Bonds, Election 2004
           (FSA Insured),
           5.00%, 8/1/29                                2,500          2,568
      Los Angeles Department of Water &
           Power Waterworks Revenue Bonds,
           Series A (FGIC Insured),
           5.13%, 7/1/40                                5,000          5,078
      Los Angeles G.O. Unlimited Bonds,
           Series A (MBIA Insured),
           5.25%, 9/1/12                               10,000         11,336
      Menlo Park G.O. Unlimited Bonds,
           5.25%, 8/1/27                                1,000          1,057
      Orange County Sanitation District COP
           (FGIC Insured),
           5.25%, 2/1/28                                5,000          5,237
      Santa Rosa Capital Appreciation G.O.
           Bonds, Series B (AMBAC Insured),
           0.00%, 9/1/23                                3,400          1,311
----------------------------------------------------------------------------
                                                                      80,896
----------------------------------------------------------------------------
COLORADO - 0.9%
      Colorado Springs Utility Revenue
           Bonds, Series B,
           4.75%, 11/15/34                              2,165          2,141

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 61 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

COLORADO - 0.9% - (CONTINUED)
      Denver City & County Revenue
           Refunding Bonds, Series E (AMT)
           (FGIC Insured),
           5.50%, 11/15/18                          $   1,000       $  1,103
      Metro Wastewater Reclamation
           District Gross Revenue Refunding
           Bonds, Sewer Project,
           5.45%, 4/1/12                                2,000          2,192
----------------------------------------------------------------------------
                                                                       5,436
----------------------------------------------------------------------------
CONNECTICUT - 0.5%
      New Haven G.O. Unlimited Bonds,
           Series C (MBIA Insured),
           Prerefunded,
           5.13%, 11/1/12                               2,500          2,808
----------------------------------------------------------------------------
FLORIDA - 2.9%
      Florida State Board of Public Education
           G.O. Bonds, Series A, Capital Outlay,
           (AMBAC Insured),
           4.75%, 6/1/28                                5,000          5,005
      Florida State Division of Bond Finance
           Department General Services
           Revenue Bonds, Department of
           Environmental Preservation 2000-A
           (AMBAC Insured), Prerefunded,
           5.50%, 7/1/05                                3,000          3,118
      Heritage Palms Community
           Development District Capital
           Improvement Revenue Bonds,
           6.25%, 11/1/04                                 555            556
      Orlando City Utilities Commission
           Water & Electric Revenue Refunding
           Bonds, Series A, Prerefunded,
           5.00%, 10/1/14                               2,000          2,020
      Sunrise Utility System Revenue
           Refunding Bonds, Series A
           (AMBAC Insured),
           5.50%, 10/1/15                               6,000          6,887
----------------------------------------------------------------------------
                                                                      17,586
----------------------------------------------------------------------------
GEORGIA - 1.8%
      Fulton County Facilities Corp. COP,
           Fulton County Public Purpose Project
           (AMBAC Insured),
           5.50%, 11/1/18                               6,500          7,321
      Georgia Municipal Electric Authority
           Power Revenue Bonds, Series W,
           6.40%, 1/1/07                                1,780          1,939
      Georgia Municipal Electric Authority
           Power Revenue Bonds, Series W,
           Escrowed to Maturity, Prerefunded,
           6.40%, 1/1/07                                  220            241
      Milledgeville-Baldwin County
           Development Authority Revenue
           Bonds, College & State University
           Funding,
           5.50%, 9/1/24                                1,000          1,035
----------------------------------------------------------------------------
                                                                      10,536
----------------------------------------------------------------------------
ILLINOIS - 7.0%
      Chicago City O'Hare International
           Airport Revenue Bonds, Series A,
           Passenger Facilities Charge
           (AMBAC Insured),
           5.60%, 1/1/09                                5,000          5,302
      Chicago City Park District Parking
           Facilities Revenue Bonds
           (ACA Insured), Prerefunded,
           6.25%, 1/1/10                                5,480          6,351
      Chicago City Wastewater Transmission
           Second Lien Revenue Bonds
           (MBIA Insured), Prerefunded,
           6.00%, 1/1/10                                2,000          2,320
      Illinois Development Finance Authority
           Economic Development Revenue
           Bonds, Latin School of Chicago
           Project,
           5.60%, 8/1/18                                  500            517
      Illinois Development Finance Authority
           Revenue Bonds, Series B,
           Midwestern University Project,
           5.75%, 5/15/16                                 500            543
      Illinois Educational Facilities Authority
           Adjustable Revenue Bonds, Field
           Museum of Natural History Project,
           4.60%, Mandatory Put 11/1/15                 4,250          4,424

See Notes to the Financial Statements.

FIXED INCOME FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

ILLINOIS - 7.0% - (CONTINUED)
      Illinois Educational Facilities Authority
           Adjustable Revenue Bonds,
           Northwestern University Project,
           4.95%, Mandatory Put 11/1/08             $   3,300       $  3,587
      Illinois Educational Facilities Authority
           Revenue Bonds, Reserve 3,
           4.75%, Mandatory Put 3/1/07                  1,750          1,841
      Illinois Educational Facilities Authority
           Student Housing Revenue Bonds,
           Educational Advancement Fund
           University Center Project,
           6.00%, 5/1/22                                  750            780
      Illinois Health Facilities Authority
           Revenue Bonds, Riverside Health
           System,
           6.00%, 11/15/32                              1,000          1,051
      Illinois State G.O. Bonds
           (MBIA Insured),
           4.50%, 9/1/22                                5,000          5,040
      Metropolitan Pier & Exposition
           Authority Revenue Bonds, Series A,
           McCormick Place Expansion
           (MBIA Insured),
           5.25%, 6/15/42                               5,000          5,172
      Schaumburg G.O. Bonds, Series B
           (FGIC Insured),
           5.00%, 12/1/38                               4,750          4,806
----------------------------------------------------------------------------
                                                                      41,734
----------------------------------------------------------------------------
INDIANA - 0.2%
      Indiana Development Finance Authority
           Environmental Revenue Refunding
           Bonds, USX Corp. Project,
           5.25%, Mandatory Put 12/2/11                 1,000          1,108
----------------------------------------------------------------------------
IOWA - 0.7%
      Iowa Finance Authority Hospital Facility
           Revenue Bonds, Mercy Medical
           Center Project
           (FSA Insured),
           6.00%, 8/15/15                               3,610          4,085
----------------------------------------------------------------------------
KANSAS - 0.5%
      Wichita Hospital Improvement
           Facilities Revenue Refunding Bonds,
           Series III,
           5.25%, 11/15/15                              1,385          1,478
           6.25%, 11/15/18                              1,600          1,795
----------------------------------------------------------------------------
                                                                       3,273
----------------------------------------------------------------------------
KENTUCKY - 1.7%
      Carrollton & Henderson Counties
           Public Energy Authority Gas
           Revenue Bonds, Series A
           (FSA Insured),
           4.00%, 1/1/05                                2,665          2,681
      Kentucky State Property & Buildings
           Commission Revenue Refunding
           Bonds, Series A, Project No. 69
           (FSA Insured), Prerefunded,
           5.00%, 8/1/11                                7,005          7,806
----------------------------------------------------------------------------
                                                                      10,487
----------------------------------------------------------------------------
LOUISIANA - 2.5%
      Lafayette Utilities Revenue Bonds
           (MBIA Insured),
           5.00%, 11/1/28                              10,000         10,253
      Louisiana State G.O. Unlimited Bonds,
           Series A (FGIC Insured),
           5.25%, 4/1/15                                4,500          5,000
----------------------------------------------------------------------------
                                                                      15,253
----------------------------------------------------------------------------
MARYLAND - 0.6%
      Maryland State & Local Facilities Loan
           G.O. Unlimited Bonds,
           Third Series,
           5.60%, 10/15/05                              3,500          3,511
----------------------------------------------------------------------------
MASSACHUSETTS - 5.8%
      Lawrence City G.O. Limited Bonds
           (AMBAC Insured - State Aid
           Withholding),
           5.50%, 2/1/16                                2,625          2,937
      Massachusetts G.O. Bonds, Series C
           (G.O. of Commonwealth),
           Prerefunded,
           5.25%, 11/1/12                               5,000          5,622
      Massachusetts State Consolidated
           Loan G.O. Unlimited Bonds,
           Series B,
           5.75%, 6/1/10                                3,000          3,420

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 63 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

MASSACHUSETTS - 5.8% - (CONTINUED)
      Massachusetts State Health &
           Educational Facilities Authority
           Revenue Bonds, Series B,
           Partners Healthcare System,
           5.25%, 7/1/12                            $   3,450       $  3,722
      Massachusetts State Housing Finance
           Agency Revenue Bonds, Series B,
           3.70%, 12/1/09                              10,000         10,197
           4.15%, 6/1/11                                5,000          5,130
      Massachusetts State Water Pollution
           Abatement Revenue Bonds,
           Series A, MWRA Program,
           5.00%, 8/1/32                                1,510          1,532
      Massachusetts State Water Resources
           Authority Revenue Bonds,
           Series C (G.O. of Authority),
           4.75%, 12/1/23                               2,000          2,001
----------------------------------------------------------------------------
                                                                      34,561
----------------------------------------------------------------------------
MICHIGAN - 1.0%
      Ann Arbor School District Building G.O
           Bonds, School Building & Site,
           5.00%, 5/1/27                                1,375          1,417
      Michigan State Strategic Fund Ltd.
           Obligation Revenue Refunding
           Bonds, Series CC, Detroit Edison Co.
           Project (AMBAC Insured),
           4.85%, Mandatory Put 9/1/11                  4,500          4,871
----------------------------------------------------------------------------
                                                                       6,288
----------------------------------------------------------------------------
MINNESOTA - 0.8%
      Cohasset PCR Refunding Bonds,
           4.95%, 7/1/22                                1,000          1,015
      Minneapolis Special School District
           No. 001 G.O. Refunding Bonds,
           4.00%, 2/1/16                                3,000          3,034
      Minnesota State Housing Finance
           Agency SFM Revenue Bonds,
           Series A (MBIA Insured),
           5.35%, 7/1/17                                  770            806
----------------------------------------------------------------------------
                                                                       4,855
----------------------------------------------------------------------------
NEVADA - 0.7%
      Clark County School District G.O
           Limited Revenue Refunding Bonds,
           Series A (FSA Insured),
           4.00%, 6/15/17                               4,000          4,006
----------------------------------------------------------------------------
NEW JERSEY - 0.2%
      New Jersey State Health Care
           Facilities Financing Authority
           Revenue Refunding Bonds,
           Atlantic City Medical Center,
           6.25%, 7/1/17                                1,000          1,138
----------------------------------------------------------------------------
NEW MEXICO - 1.0%
      Santa Fe City Gross Receipts TRB,
           6.00%, 6/1/11                                5,250          5,872
----------------------------------------------------------------------------
NEW YORK - 13.0%
      Metropolitan Transportation Authority
           Dedicated Tax Fund Revenue Bonds,
           Series A (FGIC Insured),
           Prerefunded,
           6.13%, 4/1/10                                3,815          4,447
      Nassau County Interim Finance
           Authority Revenue Bonds,
           Series A, Sales Tax Secured,
           5.63%, 11/15/20                              1,840          1,940
      New York City G.O. Bonds, Series A,
           6.00%, 5/15/19                               2,120          2,393
      New York City G.O. Bonds, Series A,
           Prerefunded,
           6.00%, 5/15/10                                 880          1,030
      New York City G.O. Unlimited Refunding
           Bonds, Series B,
           5.25%, 8/1/09                                1,000          1,102
      New York City IDA Special Airport
           Facilities Revenue Bonds, Series A
           (AMT), Airis JFK I LLC Project,
           6.00%, 7/1/27                                  500            501
      New York City Municipal Water Finance
           Authority Water & Sewer Systems
           Revenue Bonds, Series A
           (MBIA-IBC Insured),
           5.63%, 6/15/19                               1,330          1,421
      New York City Municipal Water Finance
           Authority Water & Sewer Systems
           Revenue Bonds, Series A
           (MBIA-IBC Insured), Prerefunded,
           5.63%, 6/15/06                                 670            720
      New York City Municipal Water Finance
           Authority Water & Sewer Systems
           Revenue Bonds, Series A
           (AMBAC-TCRS Insured),
           5.13%, 6/15/21                               2,000          2,122

See Notes to the Financial Statements.

FIXED INCOME FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

NEW YORK - 13.0% - (CONTINUED)
      New York City Transit Authority
           Metropolitan Transportation
           Authority Triborough COP, Series A
           (AMBAC Insured), Prerefunded
           5.25%, 1/1/10                              $10,000        $11,270
      New York City Transitional Finance
           Authority Revenue Bonds, Series C,
           Future Tax Secured,
           5.88%, 11/1/14                               5,000          5,729
      New York Municipal Bond Bank
           Agency Revenue Bonds, Series C
           (State-Aid Withholding),
           5.25%, 6/1/17                               10,000         10,877
      New York State Environmental
           Facilities Corp. Revenue Bonds,
           Series A, State Clean Water &
           Drinking Revolving Funds,
           6.00%, 6/15/16                               1,330          1,508
      New York State Environmental
           Facilities Corp. Revenue Bonds,
           Series A, State Clean Water &
           Drinking Revolving Funds,
           Prerefunded,
           6.00%, 6/15/09                                 170            196
      New York State Mortgage Agency
           Revenue Bonds, Series 26th,
           5.85%, 4/1/17                                   30             30
      New York State Thruway Authority
           Highway & Bridge Trust Fund
           Revenue Bonds, Series A
           (FSA Insured), Prerefunded,
           6.00%, 4/1/10                                1,000          1,168
      New York State Thruway Authority
           Service Contract Revenue Bonds,
           Local Highway & Bridge
           (AMBAC Insured), Prerefunded,
           5.38%, 4/1/10                                2,500          2,841
      New York State Urban Development
           Corp. Subordinate Lien Revenue
           Bonds (G.O. of Corp.),
           5.50%, 7/1/16                                1,250          1,332
      Port Authority New York & New Jersey
           Revenue Bonds, Series 94
           (G.O. of Authority),
           5.70%, 12/1/10                               3,000          3,050
      Port Authority of New York & New
           Jersey Revenue Bonds, Series 127
           (AMT) (AMBAC Insured - G.O.
           of Authority),
           5.50%, 12/15/12                              1,735          1,944
      Tobacco Settlement Financing
           Authority Revenue Bonds,
           Series A-1, (FGIC-TCRS Insured),
           5.50%, 6/1/19                                3,450          3,826
      Tobacco Settlement Financing
           Authority Revenue Bonds,
           Series A-1, Asset-Backed,
           5.00%, 6/1/09                                1,370          1,374
           5.25%, 6/1/12                                2,000          2,099
           5.25%, 6/1/13                                4,000          4,303
      Tobacco Settlement Financing
           Authority Revenue Bonds,
           Series C-1,
           5.25%, 6/1/13                                5,000          5,361
           5.50%, 6/1/15                                5,000          5,483
----------------------------------------------------------------------------
                                                                      78,067
----------------------------------------------------------------------------
NORTH CAROLINA - 4.0%
      North Carolina Eastern Municipal
           Power Agency Power System
           Revenue Refunding Bonds,
           Series A,
           5.20%, 1/1/10                                2,505          2,698
      North Carolina Eastern Municipal
           Power Agency Power System
           Revenue Refunding Bonds,
           Series B,
           6.00%, 1/1/06                                1,500          1,568
           6.13%, 1/1/09                                9,425         10,422
      North Carolina Municipal Power
           Agency No. 1 Catawba Revenue
           Bonds, Series A,
           5.50%, 1/1/12                                5,805          6,421
      North Carolina Municipal Power
           Agency No. 1 Catawba Revenue
           Bonds, Series B,
           6.50%, 1/1/20                                2,500          2,781
----------------------------------------------------------------------------
                                                                      23,890
----------------------------------------------------------------------------
OHIO - 1.5%
      Akron City G.O. Limited Bonds,
           5.75%, 12/1/17                               1,000          1,142

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 65 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

OHIO - 1.5% - (CONTINUED)
      Ohio Housing Finance Agency
           Mortgage Revenue Bonds,
           Series C (AMT), Residential
           Mortgage-Backed Securities
           (Colld. by GNMA Securities),
           5.15%, 3/1/13                            $   1,160       $  1,213
      Ohio State Higher Education Facilities
           Revenue Bonds, Series II-A,
           5.00%, 12/1/04                               5,000          5,028
      River Valley Local School District
           School Facilities Construction &
           Improvement G.O. Bonds
           (FSA Insured),
           5.25%, 11/1/20                               1,235          1,349
----------------------------------------------------------------------------
                                                                       8,732
----------------------------------------------------------------------------
OREGON - 1.0%
      Port of Portland Revenue Bonds,
           Series A, Portland International
           Airport (AMBAC Insured),
           5.50%, 7/1/24                                2,000          2,161
      Portland City Airport Way Urban
           Renewal & Redevelopment Tax
           Increment Bonds, Series A
           (AMBAC Insured),
           6.00%, 6/15/16                               3,450          3,962
----------------------------------------------------------------------------
                                                                       6,123
----------------------------------------------------------------------------
PENNSYLVANIA - 3.7%
      Allegheny County Port Authority
           Transportation Special Revenue
           Bonds (MBIA Insured), Prerefunded,
           6.00%, 3/1/09                                2,565          2,949
      Commonwealth of Pennsylvania G.O
           Refunding Bonds (MBIA Insured),
           4.00%, 2/1/16                                2,500          2,533
      Pennsylvania Economic Development
           Financing Authority Exempt Facilities
           Revenue Bonds, Series A (AMT),
           Amtrak Project,
           6.13%, 11/1/21                               1,200          1,249
      Pennsylvania Housing Finance Agency
           SFM Revenue Bonds, Series 72A
           (AMT),
           4.80%, 4/1/12                                  750            790
      Pennsylvania State Higher Education
           Revenue Bonds, Capital Acquisition
           (MBIA Insured - G.O. of Agency),
           Prerefunded,
           6.00%, 12/15/10                              1,815          2,119
           6.13%, 12/15/10                              1,925          2,261
      Pennsylvania State Higher Educational
           Facilities Authority Revenue Bonds,
           Series A, UPMC Health System,
           6.00%, 1/15/22                               2,000          2,131
      Pennsylvania State Intergovernmental
           Cooperative Authority Special TRB,
           City of Philadelphia Funding Program
           (FGIC Insured), Prerefunded,
           6.75%, 6/15/05                               1,300          1,347
      Philadelphia School District G.O
           Bonds, Series A
           (FSA State Aid Withholding),
           Prerefunded,
           5.50%, 2/1/12                                5,915          6,776
----------------------------------------------------------------------------
                                                                      22,155
----------------------------------------------------------------------------
PUERTO RICO - 2.9%
      Commonwealth of Puerto Rico G.O
           Bonds, Series A (FSA Insured),
           5.00%, 7/1/17                                3,000          3,304
      Puerto Rico Commonwealth Highway &
           Transportation Authority
           Transportation Revenue Bonds,
           Series D,
           5.25%, 7/1/38                               10,000         10,275
      Puerto Rico HFA Revenue Bonds,
           Capital Funding Program,
           5.00%, 12/1/13                               1,300          1,433
           5.00%, 12/1/16                               2,500          2,700
----------------------------------------------------------------------------
                                                                      17,712
----------------------------------------------------------------------------
SOUTH CAROLINA - 2.0%
      College of Charleston Academic &
           Administrative Facilities Revenue
           Bonds, Series B (XLCA Insured),
           5.00%, 4/1/21                                  895            943
           5.00%, 4/1/24                                  910            943

See Notes to the Financial Statements.

FIXED INCOME FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

SOUTH CAROLINA - 2.0% - (CONTINUED)
      College of Charleston Academic &
           Administrative Facilities Revenue
           Bonds, Series B (XLCA Insured),
           5.00%, 4/1/22                            $   1,095       $  1,147
           5.00%, 4/1/23                                  950            989
      Piedmont Municipal Power Agency
           Capital Appreciation Revenue
           Refunding Bonds, Subseries A-2
           (AMBAC Insured),
           0.00%, 1/1/28                                5,000          1,445
           0.00%, 1/1/29                                5,000          1,364
      South Carolina State Public Service
           Authority Revenue Refunding Bonds,
           Series B (FGIC Insured),
           6.50%, 1/1/05                                5,000          5,061
----------------------------------------------------------------------------
                                                                      11,892
----------------------------------------------------------------------------
TENNESSEE - 0.4%
      Memphis-Shelby County Airport
           Authority Revenue Bonds, Series D
           (AMT) (AMBAC Insured),
           6.25%, 3/1/15                                2,000          2,259
----------------------------------------------------------------------------
TEXAS - 2.5%
      Austin City Utilities System Revenue
           Refunding Bonds (FSA Insured),
           5.13%, 11/15/17                              3,000          3,209
      Ennis Independent School District 903
           Capital Appreciation G.O. Unlimited
           Refunding Bonds (PSF Gtd.),
           0.00%, 8/15/26                               3,365            944
      Frisco Independent School District
           Building G.O. Unlimited Bonds
           (PSF Gtd.),
           6.50%, 8/15/14                               1,535          1,848
      Harris County Health Facilities
           Development Authority Revenue
           Bonds, Series A, Christus Health
           (MBIA Insured),
           5.25%, 7/1/07                                  500            540
      Sam Rayburn Municipal Power Agency
           Revenue Refunding Bonds,
           5.50%, 10/1/10                               1,000          1,111
           6.00%, 10/1/16                               1,000          1,092
           6.00%, 10/1/21                               1,250          1,338
      San Antonio Electricity & Gas Revenue
           Bonds, Series A,
           5.25%, 2/1/14                                1,625          1,789
      San Antonio Electricity & Gas Revenue
           Bonds, Series A, Prerefunded,
           5.25%, 2/1/09                                  875            976
      Texas Municipal Power Agency
           Revenue Refunding Bonds
           (AMBAC Insured),
           4.00%, 9/1/12                                2,000          2,019
----------------------------------------------------------------------------
                                                                      14,866
----------------------------------------------------------------------------
VIRGIN ISLANDS - 0.5%
      Virgin Islands PFA Revenue Bonds,
           Series A, Gross Receipts
           Tax Lien Note,
           5.63%, 10/1/10                               3,000          3,217
----------------------------------------------------------------------------
VIRGINIA - 3.9%
      Fairfax County G.O. Refunding Bonds,
           Series A (State-Aid Withholding),
           5.25%, 4/1/11                                5,000          5,641
      Virginia Housing Development
           Authority Commonwealth Mortgage
           Revenue Bonds, Subseries J-1
           (MBIA Insured - G.O. of Authority),
           4.05%, 7/1/07                                5,000          5,197
           4.75%, 1/1/12                                3,000          3,183
           4.88%, 7/1/13                                5,265          5,532
      Virginia Public Building Authority
           Facilities Revenue Bonds, Series B,
           8.13%, 8/1/16                                3,995          4,094
----------------------------------------------------------------------------
                                                                      23,647
----------------------------------------------------------------------------
WASHINGTON - 3.3%
      King County School District No.411
           Issaquah G.O. Refunding Bonds
           (FSA Insured),
           2.50%, 12/1/04                               1,200          1,202
      King County Sewer Revenue Bonds,
           Second Series (FGIC Insured),
           Prerefunded,
           6.25%, 1/1/09                                5,020          5,796
      Washington State G.O. Unlimited
           Bonds, Series D, Motor Vehicle Fuel
           Tax (FGIC Insured),
           5.38%, 1/1/22                                1,250          1,316
      Washington State G.O. Unlimited
           Bonds, Series S-4,
           5.75%, 1/1/12                               10,000         11,228
----------------------------------------------------------------------------
                                                                      19,542
----------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 67 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
MUNICIPAL BONDS - 85.4% - CONTINUED

WISCONSIN - 2.3%
      Wisconsin G.O. Bonds, Series F
           (FSA Insured), Prerefunded,
           5.50%, 5/1/12                            $  12,295       $ 14,085
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
----------------------------------------------------------------------------
(COST $489,015)                                                      512,118

                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
INVESTMENT COMPANIES - 1.8%

      AIM Tax Exempt Cash Fund                     10,017,118         10,017
      Dreyfus Tax-Exempt Cash
           Management Fund                            849,732            850
----------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
----------------------------------------------------------------------------
(COST $10,867)                                                        10,867

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
SHORT-TERM INVESTMENTS - 10.7%

      Clarksville Tennessee Public Building
           Authority VRDB
           (Bank of America N.A. LOC),
           1.76%,10/1/04                            $   3,600          3,600
      Collier County Health Facilities
           Authority Hospital VRDB,
           Series C-1, Cleveland HealthCare
           (JP Morgan Chase Bank LOC),
           1.72%, 10/1/04                               1,250          1,250
      Delaware Valley Regional Financial
           Authority VRDB
           (Toronto-Dominion Bank LOC),
           1.69%, 10/6/04                              15,000         15,000
      Harris County Health Facilities
           Development Authority Revenue
           VRDB, Methodist Hospital,
           1.72%, 10/1/04                               2,750          2,750
      Illinois Finance Authority VRDB,
           Series B, Central DuPage Health,
           1.73%, 10/7/04                               1,250          1,250
      Lee County IDA Health Care Facilities
           VRDB, Hope Hospice Project
           (Suntrust Bank LOC),
           1.76%, 10/1/04                               1,400          1,400
      Los Angeles Department of Water &
           Power Waterworks Revenue VRDB,
           Subseries B-1,
           1.68%, 10/7/04                               2,900          2,900
      Monroe County Development Authority
           PCR VRDB, Oglethorpe Power Corp.
           Project (AMBAC Insured),
           1.76%, 10/1/04                               4,400          4,400
      New York City Transitional Finance
           Authority Revenue VRDB,
           Series 3-Subseries 3B,
           1.80%, 10/1/04                               2,600          2,600
      San Antonio Education Facilities Corp.
           Refunding VRDB, Higher Education
           Trinity University,
           1.72%, 10/1/04                              15,800         15,800
      Sevier County Public Building Authority
           Revenue VRDB, Local Government
           Public Improvement
           IV-D-1 (AMBAC Insured),
           1.76%, 10/1/04                               8,050          8,050
      Sevier County Public Building Authority
           Revenue VRDB, Local Government
           Public Improvement IV-F-1
           (AMBAC Insured),
           1.76%, 10/1/04                               1,000          1,000
      Smyrna Housing Authority Adjustable
           Revenue VRDB, F&M Villages
           Project (Coll. by FNMA Securities),
           1.69%, 10/6/04                               4,000          4,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------
(COST $64,000)                                                        64,000

----------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.9%
----------------------------------------------------------------------------
(COST $563,882)                                                      586,985
      Other Assets less Liabilities - 2.1%                            12,884
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $599,869

See Notes to the Financial Statements.

FIXED INCOME FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At September 30, 2004, the Intermediate Tax-Exempt Fund's percentage of investments was diversified as follows:

INDUSTRY SECTOR                                                     PERCENTAGE
Agriculture                                                              5.9%
Development                                                              5.0
Facilities                                                               7.4
General                                                                  6.6
General Obligation                                                      16.3
Higher Education                                                         5.4
Housing                                                                  5.7
Power                                                                    9.2
School District                                                          5.6
Transportation                                                           6.6
Utilities                                                                8.7
All other sectors less than 5%                                          17.6
----------------------------------------------------------------------------
Total                                                                  100.0%

At September 30, 2004, the quality distribution for the Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                                PERCENTAGE
AAA                                                                     45.3%
AA                                                                      22.4
A                                                                       12.1
BBB                                                                      6.9
Not Rated                                                                0.1
Cash & Equivalents                                                      13.2
----------------------------------------------------------------------------
Total                                                                  100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 69 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   SHORT - INTERMEDIATE U. S. GOVERNMENT FUND

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 55.0%(1)

FANNIE MAE - 47.9%
           3.13%, 7/15/06                           $  23,855       $ 24,027
           5.25%, 4/15/07                              21,885         23,071
           3.75%, 5/17/07                               1,955          1,965
           3.25%, 1/15/08                               5,700          5,690
           3.38%, 12/15/08                              2,780          2,759
      Pool #555649,
           7.50%, 10/1/32                                 738            792
      Pool #725012,
           5.00%, 11/1/18                               1,731          1,763
      Pool #725185,
           5.00%, 2/1/19                               12,966         13,201
      Pool #725787,
           5.00%, 9/1/19                                7,929          8,061
      Pool #753715,
           6.00%, 12/1/18                               1,952          2,047
----------------------------------------------------------------------------
                                                                      83,376
----------------------------------------------------------------------------
FREDDIE MAC - 3.8%
           4.25%, 5/4/09                                1,330          1,337
           4.25%, 7/15/09                               4,425          4,526
           4.75%, 12/8/10                                 700            706
      Pool #410092,
           3.65%, 11/1/24                                  63             65
----------------------------------------------------------------------------
                                                                       6,634
----------------------------------------------------------------------------
FREDDIE MAC GOLD - 3.3%
      Pool #A17500,
           6.50%, 1/1/34                                1,730          1,816
      Pool #E91020,
           5.50%, 8/1/17                                3,781          3,914
----------------------------------------------------------------------------
                                                                       5,730
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
----------------------------------------------------------------------------
(COST $95,505)                                                        95,740

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%

U.S. TREASURY NOTES - 42.8%
      2.25%, 4/30/06                                $   4,500       $  4,487
      2.50%, 5/31/06                                   34,680         34,695
      2.63%, 11/15/06                                  16,945         16,939
      3.50%, 11/15/06                                   3,000          3,053
      3.13%, 5/15/07                                    1,275          1,286
      3.63%, 7/15/09                                   13,815         13,982
----------------------------------------------------------------------------
                                                                      74,442
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
----------------------------------------------------------------------------
(COST $74,406)                                                        74,442

SHORT-TERM INVESTMENT - 1.3%

      FHLB Discount Note,
           1.53%, 10/1/04                               2,321          2,321
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------------
(COST $2,321)                                                          2,321

----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
----------------------------------------------------------------------------
(COST $172,232)                                                      172,503
      Other Assets less Liabilities- 0.9%                              1,539
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $174,042

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

At September 30, 2004, the quality distribution for the Short-Intermediate U.S. Government Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                                 PERCENTAGE
AAA                                                                    100.0%
----------------------------------------------------------------------------
Total                                                                  100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   TAX - EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
MUNICIPAL BONDS - 93.9%

ARIZONA - 3.2%

    Arizona Student Loan Acquisition
       Authority Revenue Refunding
       Bonds, Series A-1 (AMT)
       (Student Loans Gtd.),
       5.90%, 5/1/24                                   $ 1,000          $ 1,067

    City of Glendale Water and Sewer
       Revenue Bonds (AMBAC Insured),
       5.00%, 7/1/28                                     2,665            2,736

    Maricopa County Unified School
       District No. 11 Peoria G.O. Unlimited
       Bonds, Unified Project of 1991,
       Prerefunded,
       5.50%, 7/1/05                                     1,500            1,559

    Maricopa County Unified School
       District No. 41 Gilbert G.O.
       Unlimited Bonds,
       6.25%, 7/1/15                                       235              254

    Maricopa County Unified School
       District No. 41 Gilbert G.O. Unlimited
       Bonds, Prerefunded,
       6.25%, 7/1/08                                     2,765            3,145

    Maricopa County Unified School
       District No. 69 Paradise Valley G.O.
       Unlimited Bonds, Series B,
       8.50%, 7/1/06                                     5,500            6,110

    Mesa IDA Student Housing Revenue
       Bonds, Series A, ASU
       East/Maricopa College,
       6.00%, 7/1/32                                     1,000            1,009
-------------------------------------------------------------------------------
                                                                         15,880
-------------------------------------------------------------------------------
CALIFORNIA - 17.0%

    Anaheim PFA Revenue Bonds,
       Electrical System Distributing
       Facilities (MBIA Insured),
       5.00%, 10/1/28                                    2,345            2,386

    California State Department of Water
       Resources Power Supply Revenue
       Bonds, Series A,
       6.00%, 5/1/14                                    12,000           14,002

    California State Economic Recovery
       G.O. Bonds, Series A,
       5.00%, 7/1/16                                    15,000           16,069

    California State G.O. Unlimited Bonds,
       5.75%, 5/1/30                                     2,500            2,727

    Golden State Tobacco Securitization
       Corp. Revenue Bonds, Series B,
       5.50%, 6/1/19                                     2,250            2,328
       5.38%, 6/1/28                                     2,500            2,552
       5.60%, 6/1/28                                     1,250            1,290
       5.50%, 6/1/43                                     5,000            5,160

    Huntington Beach Union High School
       District G.O. Bonds, Election 2004
       (FSA Insured),
       5.00%, 8/1/29                                     2,500            2,568

    Kern High School District G.O.
       Unlimited Refunding Bonds,
       Series A (MBIA Insured),
       6.60%, 2/1/17                                     1,845            2,202
       6.60%, 8/1/17                                     1,825            2,178

    Los Angeles Convention & Exhibition
       Center Authority COP, Prerefunded,
       9.00%, 12/1/05                                   12,000           13,020

    Los Angeles Department of Water &
       Power Electric Plant Revenue
       Bonds, Prerefunded,
       6.00%, 2/15/05                                    1,060            1,088

    Menlo Park G.O. Unlimited Bonds,
       5.25%, 8/1/27                                     1,000            1,057

    Orange County Sanitation District COP
       (FGIC Insured),
       5.25%, 2/1/28                                    12,310           12,894

    Santa Rosa Capital Appreciation G.O.
       Bonds, Series B (AMBAC Insured),
       0.00%, 9/1/23                                     3,000            1,157

    Walnut Valley Unified School District
       G.O. Unlimited Bonds, Series A
       (MBIA Insured),
       Escrowed to Maturity,
       6.00%, 8/1/13                                     1,000            1,199
-------------------------------------------------------------------------------
                                                                         83,877
-------------------------------------------------------------------------------
COLORADO - 2.0%

    Colorado Health Facilities Authority
       Revenue Bonds, Portercare
       Adventist Health Hospital,
       6.50%, 11/15/31                                   1,000            1,095

    Colorado Springs Utility Revenue
       Bonds, Series B,
       4.75%, 11/15/34                                   4,000            3,956

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 71 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                                      PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

COLORADO - 2.0% - (CONTINUED)

    Denver City & County Revenue
       Refunding Bonds, Series E
       (AMT) (FGIC Insured),
       5.50%, 11/15/18                                 $ 1,000          $ 1,103

    Denver City & County Special
       Facilities Airport Revenue Bonds,
       Series A (AMT), Rental Car Project
       (MBIA Insured),
       6.00%, 1/1/14                                     3,360            3,750
-------------------------------------------------------------------------------
                                                                          9,904
-------------------------------------------------------------------------------
CONNECTICUT - 2.1%

    Connecticut State Special Tax
       Obligation Revenue Bonds,
       Series A, Transportation
       Infrastructure, Partially
       Prerefunded,
       7.13%, 6/1/10                                     8,625           10,337
-------------------------------------------------------------------------------
FLORIDA - 12.2%

    Crossings at Fleming Island
       Community Development District
       Special Assessment Revenue
       Refunding Bonds, Series C,
       7.05%, 5/1/15                                     1,800            1,918

    Florida State Board of Education
       Capital Outlay G.O. Unlimited Bonds,
       9.13%, 6/1/14                                     2,090            2,829

    Florida State Board of Education
       Capital Outlay G.O. Unlimited
       Refunding Bonds, Escrowed to
       Maturity,
       9.13%, 6/1/14                                       325              438

    Florida State Board Public Education
       G.O. Bonds, Series A
       (AMBAC Insured),
       4.75%, 6/1/28                                     2,995            2,998

    Florida State Broward County
       G.O. Unlimited Bonds,
       Escrowed to Maturity,
       10.00%, 7/1/14                                   15,950           22,827

    Heritage Palms Community
       Development District Capital
       Improvement Revenue Bonds,
       6.25%, 11/1/04                                      655              656

    Jacksonville Electric Authority
       Revenue Bonds, Series A, Water &
       Sewer System, Prerefunded,
       5.38%, 10/1/04                                    4,750            4,798

    Jacksonville Electric Systems
       Revenue Bonds, Series 3A,
       5.50%, 10/1/41                                    4,500            4,773

    Orlando Utilities Commission Water &
       Electric Revenue Refunding Bonds,
       Series D, Escrowed to Maturity,
       6.75%, 10/1/17                                    7,700            9,720

    Pinellas County Sewer Revenue
       Bonds (MBIA Insured)
       Escrowed to Maturity,
       5.75%, 10/1/05                                    2,500            2,603

    Poinciana Community Development
       District Special Assessment Bonds,
       Series A,
       7.13%, 5/1/31                                     1,000            1,054

    Sunrise Utility System Revenue
       Refunding Bonds, Series A
       (AMBAC Insured),
       5.50%, 10/1/15                                    4,990            5,728
-------------------------------------------------------------------------------
                                                                         60,342
-------------------------------------------------------------------------------
GEORGIA - 3.3%

    De Kalb County Water & Sewer
       Revenue Bonds,
       5.38%, 10/1/35                                    6,200            6,585

    Forsyth County G.O. Unlimited Bonds,
       Prerefunded,
       6.00%, 3/1/10                                     3,290            3,827

    Gainesville & Hall County
       Development Authority Revenue
       Bonds, Series C, Senior Living
       Facilities - Lanier Village,
       7.25%, 11/15/29                                   2,000            2,123

    Georgia Municipal Electric Authority
       Power Revenue Bonds, Series B
       (FGIC Insured),
       6.38%, 1/1/16                                     2,300            2,829

    Private Colleges & Universities
       Authority Student Housing Revenue
       Bonds, Series A, Mercer Housing
       Corp. Project,
       6.00%, 6/1/21                                     1,000            1,049
-------------------------------------------------------------------------------
                                                                         16,413
-------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         (000S)             (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

ILLINOIS - 6.5%

    Bolingbrook Capital Appreciation G.O.
       Unlimited Bonds, Series B
       (MBIA Insured),
       0.00%, 1/1/33                                   $     1,400          $   295

    Bolingbrook G.O. Unlimited Bonds,
       Series A (FGIC Insured),
       5.38%, 1/1/38                                         2,800            2,950

    Chicago City O'Hare International
       Airport Third Lien Revenue Bonds,
       Series B-2 (AMT) (XLCA Insured),
       6.00%, 1/1/29                                        11,000           12,097

    Chicago Park District Parking
       Facilities Revenue Bonds
       (ACA Insured), Prerefunded,
       6.00%, 1/1/10                                         3,000            3,440

    Illinois Development Finance Authority
       Economic Development Revenue
       Bonds, Latin School of Chicago
       Project,
       5.60%, 8/1/18                                           350              362

    Illinois Educational Facilities Authority
       Student Housing Revenue Bonds,
       Educational Advancement Fund
       University Center Project,
       6.00%, 5/1/22                                           750              780

    Illinois Health Facilities Authority
       Revenue Bonds, Riverside Health
       System,
       6.00%, 11/15/32                                       1,000            1,051

    Illinois State G.O. Bonds
       (MBIA Insured),
       4.50%, 9/1/22                                         1,350            1,361

    Metropolitan Pier & Exposition
       Authority Revenue, Series A,
       McCormick Place Expansion
       (MBIA Insured),
       5.25%, 6/15/42                                        5,000            5,173

    Schaumburg G.O. Bonds, Series B
       (FGIC Insured),
       5.00%, 12/1/38                                        4,750            4,806
-----------------------------------------------------------------------------------
                                                                             32,315
-----------------------------------------------------------------------------------
INDIANA - 7.0%

    Franklin Township Independent
       School Building Corp. Marion
       County First Mortgage Revenue
       Bonds, Prerefunded,
       6.50%, 7/15/10                                        5,000            6,015

    Hamilton County Independent Public
       Building Corp. First Mortgage G.O.
       Unlimited Bonds,
       7.25%, 8/1/13                                         4,200            5,307

    Indiana Development Finance
       Authority Environmental Revenue
       Refunding Bonds, USX Corp.
       Project,
       5.25%, Mandatory Put 12/2/11                          1,000            1,108

    Indiana HFA SFM Revenue Bonds,
       Series C-3 (AMT),
       6.30%, 7/1/31                                            90               90

    Indiana Office Building Commission
       Capital Complex Revenue Bonds,
       Series B (MBIA Insured),
       7.40%, 7/1/15                                         5,620            7,354

    Indianapolis City Industrial Utilities
       District Revenue Refunding Bonds,
       Series B (FGIC Insured),
       3.50%, 6/1/18                                         3,280            3,089

    Indianapolis City Industrial Utilities
       District Revenue Refunding Bonds,
       Series B (FGIC Insured),
       Escrowed to Maturity,
       5.00%, 6/1/06                                         1,740            1,830
       4.00%, 6/1/08                                         2,275            2,406

    Indianapolis Local Public
       Improvement Bond Bank Revenue
       Bonds, Series A, Waterworks
       Project (MBIA Insured),
       5.25%, 7/1/33                                         5,000            5,212

    Monroe County Hospital Authority
       Revenue Bonds, Series B,
       Bloomington Hospital Obligation
       Group (FSA Insured),
       6.00%, 5/1/29                                         2,000            2,220
-----------------------------------------------------------------------------------
                                                                             34,631
-----------------------------------------------------------------------------------
KANSAS - 0.4%

    Wichita Hospital Improvement
       Facilities Revenue Refunding
       Bonds, Series III,
       6.25%, 11/15/18                                       1,685            1,891
-----------------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 73 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         (000S)             (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

KENTUCKY - 2.2%

    Louisville & Jefferson County
       Metropolitan Sewer District Sewer
       & Drain System Revenue Bonds,
       Series A (MBIA Insured),
       5.50%, 5/15/34                                  $    10,000          $10,800
-----------------------------------------------------------------------------------

LOUISIANA - 1.0%

    Lafayette Utility Revenue Bonds
       (MBIA Insured),
       5.00%, 11/1/28                                        5,000            5,127
-----------------------------------------------------------------------------------

MASSACHUSETTS - 2.8%

    Massachusetts Health & Educational
       Facilities Authority Revenue Bonds,
       Series DD, Harvard University,
       5.00%, 7/15/35                                        5,000            5,079

    Massachusetts State Development
       Finance Agency Revenue Bonds,
       Series P, Boston University
       (G.O. of Institution),
       6.00%, 5/15/59                                        2,000            2,260

    Massachusetts State Water Pollution
       Abatement Revenue Bonds,
       Series A, MWRA Program,
       6.00%, 8/1/19                                         3,000            3,651

    Massachusetts Water Resources
       Authority Revenue Bonds, Series C
       (G.O. of Authority),
       4.75%, 12/1/23                                        2,900            2,901
-----------------------------------------------------------------------------------
                                                                             13,891
-----------------------------------------------------------------------------------

MICHIGAN - 0.2%

    Wayne Charter County Revenue
       Refunding Bonds, Series C,
       5.38%, 12/1/15                                        1,000            1,124
-----------------------------------------------------------------------------------

MINNESOTA - 0.7%

    Cohasset Pollution Revenue Refunding
       Bonds,
       4.95%, 7/1/22                                         1,000            1,015

    Minnesota State Housing Finance
       Agency SFM Revenue Bonds,
       5.70%, 1/1/17                                         1,445            1,496

    Minnesota State Housing Finance
       Agency SFM Revenue Bonds,
       Series A (MBIA Insured),
       5.35%, 7/1/17                                           770              807
-----------------------------------------------------------------------------------
                                                                              3,318
-----------------------------------------------------------------------------------

NEVADA - 1.2%

    Clark County School District G.O.
       Limited Revenue Refunding Bonds,
       Series A,
       4.00%, 6/15/17                                        3,250            3,255

    Nevada State G.O. Limited Refunding
       Bonds, Nevada Municipal Bond
       Bank Project 20-23A,
       Escrowed to Maturity,
       7.20%, 7/1/06                                         2,540            2,564
-----------------------------------------------------------------------------------
                                                                              5,819
-----------------------------------------------------------------------------------
NEW JERSEY - 0.2%

    New Jersey State Health Care
       Facilities Financing Authority
       Revenue Refunding Bonds,
       Atlantic City Medical Center,
       6.25%, 7/1/17                                         1,000            1,138
-----------------------------------------------------------------------------------

NEW YORK - 10.1%

    Dutchess County IDA Civic Facilities
       Revenue Bonds, Bard College
       Civic Facilities,
       5.75%, 8/1/30                                         2,000            2,138

    Nassau County Interim Finance
       Authority Revenue Bonds,
       Series A, Sales Tax Secured,
       5.63%, 11/15/20                                       1,835            1,935

    New York City G.O. Unlimited Bonds,
       Series A,
       6.00%, 5/15/30                                        1,005            1,113

    New York City IDA Special Airport
       Facilities Revenue Bonds, Series A
       (AMT), Airis JFK I LLC Project,
       6.00%, 7/1/27                                           500              501

    New York City Municipal Water
       Finance Authority Water & Sewer
       System Revenue Bonds, Series A
       (MBIA-IBC Insured), Prerefunded,
       5.50%, 6/15/05                                        5,000            5,138

    New York City Municipal Water
       Finance Authority Water & Sewer
       System Revenue Bonds, Series B,
       Prerefunded,
       6.00%, 6/15/10                                        1,940            2,272

    New York City Municipal Water
       Finance Authority Water & Sewer
       System Revenue Crossover
       Refunding Bonds, Series B,
       6.00%, 6/15/33                                        1,160            1,332

See Notes to the Financial Statements.

FIXED INCOME FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         (000S)             (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

NEW YORK - 10.1% - (CONTINUED)

    New York City Transitional Finance
       Authority Revenue Bonds,
       Series B, Future Tax Secured,
       Prerefunded,
       6.00%, 5/15/10                                  $     4,000          $ 4,680
       6.13%, 5/15/10                                        2,000            2,353

    New York State Dormitory Authority
       Revenue Bonds, Series A,
       Court Facilities,
       5.50%, 5/15/19                                        1,000            1,098

    New York State Dormitory Authority
       Revenue Bonds, Series A,
       University Dormitory Facilities,
       Prerefunded,
       6.25%, 7/1/10                                         1,115            1,322

    New York State Dormitory Authority
       Revenue Bonds, St. John's
       University (MBIA Insured),
       5.25%, 7/1/25                                         5,000            5,259

    New York State Mortgage Agency
       Revenue Bonds, Series 26th,
       5.85%, 4/1/17                                            30               30

    New York State Thruway Authority
       Service Contract Revenue Bonds,
       Local Highway & Bridge
       (AMBAC Insured), Prerefunded,
       5.38%, 4/1/10                                         3,110            3,534

    Port Authority New York & New
       Jersey Revenue Bonds, Series 109
       (G.O. of Authority),
       5.38%, 1/15/32                                        2,000            2,051

    Tobacco Settlement Financing
       Authority Revenue Bonds,
       Series A-1,
       5.50%, 6/1/19                                         3,450            3,826

    Tobacco Settlement Financing
       Authority Revenue Bonds,
       Series C-1 (FGIC Insured),
       5.50%, 6/1/16                                        10,000           11,055
-----------------------------------------------------------------------------------
                                                                             49,637
-----------------------------------------------------------------------------------
NORTH CAROLINA - 4.0%

    North Carolina Municipal Power
       Agency No. 1 Catawba Revenue
       Bonds, Series B,
       6.50%, 1/1/20                                         2,500            2,781

    North Carolina State Eastern
       Municipal Power Agency Power
       System Revenue Refunding Bonds,
       Series A, Escrowed to Maturity,
       6.50%, 1/1/18                                         2,655            3,370

    North Carolina State Eastern
       Municipal Power Agency Power
       System Revenue Refunding Bonds,
       Series B,
       7.00%, 1/1/08                                        10,000           11,250

    North Carolina State Eastern
       Municipal Power Agency Power
       System Revenue Refunding Bonds,
       Series D,
       6.75%, 1/1/26                                         1,250            1,383

    Raleigh Durham Airport Authority
       Revenue Bonds, Series A
       (FGIC Insured),
       5.00%, 11/1/31                                        1,120            1,139
-----------------------------------------------------------------------------------
                                                                             19,923
-----------------------------------------------------------------------------------
OHIO - 0.9%

    Columbus Ohio City School District
       G.O. Bonds, School Facilities
       Construction & Improvement
       (FSA Insured),
       5.25%, 12/1/27                                        1,115            1,185

    Ohio Housing Finance Agency
       Mortgage Revenue Bonds,
       Series A-1, Residential
       Mortgage-Backed Securities
       (Colld. by GNMA Securities)
       5.70%, 3/1/17                                           775              805

    Ohio Housing Finance Agency
       Mortgage Revenue Bonds,
       Series C (AMT), Residential
       Mortgage-Backed Securities
       (Colld. by GNMA Securities),
       5.15%, 3/1/13                                         1,170            1,224

    Plain Local School District G.O.
       Unlimited Bonds (FGIC Insured),
       6.00%, 12/1/25                                          190              219

    Plain Local School District G.O.
       Unlimited Bonds (FGIC Insured),
       Prerefunded,
       6.00%, 6/1/11                                           810              947
-----------------------------------------------------------------------------------
                                                                              4,380
-----------------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 75 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         (000S)             (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

OKLAHOMA - 1.9%

    McGee Creek Authority Water
       Revenue Bonds (MBIA Insured),
       6.00%, 1/1/13                                   $     6,000          $ 7,057

    Payne County Economic Development
       Authority Student Housing Revenue
       Bonds, Series A, Collegiate Housing
       Foundation, Prerefunded,
       6.38%, 6/1/11                                         2,000            2,363
-----------------------------------------------------------------------------------
                                                                              9,420
-----------------------------------------------------------------------------------

OREGON - 0.7%

    Oregon State Housing & Community
       Services Department Mortgage
       Revenue Bonds, Series E,
       SFM Program (FHA Insured),
       6.15%, 7/1/30                                           755              793

    Oregon State Housing & Community
       Services Department Mortgage
       Revenue Bonds, Series F,
       SFM Project,
       5.55%, 7/1/30                                         2,295            2,366
-----------------------------------------------------------------------------------
                                                                              3,159
-----------------------------------------------------------------------------------
PENNSYLVANIA - 3.0%

    Allegheny County Port Authority
       Special Revenue Bonds,
       Transportation (MBIA Insured),
       Prerefunded,
       6.13%, 3/1/09                                         1,635            1,888

    Commonwealth of Pennsylvania G.O.
       Refunding Bonds (MBIA Insured),
       4.00%, 2/1/16                                         2,500            2,533

    Montgomery County Higher Education
       & Health Authority Revenue Bonds,
       Series A, Philadelphia Geriatric
       Center,
       7.38%, 12/1/30                                        3,000            3,073

    Pennsylvania Economic Development
       Financing Authority Exempt
       Facilities Revenue Bonds, Series A
       (AMT), Amtrak Project,
       6.25%, 11/1/31                                        1,505            1,537

    Pennsylvania Housing Finance
       Agency SFM Revenue Bonds,
       Series 72A (AMT),
       4.80%, 4/1/12                                           750              790

    Pennsylvania State Higher
       Educational Facilities Authority
       Revenue Bonds, LaSalle University,
       5.50%, 5/1/34                                         1,330            1,354

    Pennsylvania State Higher
       Educational Facilities Authority
       Revenue Bonds, Series A,
       UPMC Health System,
       6.00%, 1/15/22                                        1,750            1,865

    Pennsylvania State Higher
       Educational Facilities Authority
       Student Housing Revenue Bonds,
       Series A, Student Association, Inc.
       Project,
       6.75%, 9/1/32                                         1,475            1,550
-----------------------------------------------------------------------------------
                                                                             14,590
-----------------------------------------------------------------------------------
PUERTO RICO - 3.7%

    Commonwealth of Puerto Rico G.O.
       Bonds, Series A (FSA Insured),
       5.00%, 7/1/17                                         2,830            3,117

    Puerto Rico Commonwealth Highway
       & Transportation Authority
       Transportation Revenue Bonds,
       Series B, Prerefunded,
       6.00%, 7/1/10                                         2,000            2,329

    Puerto Rico Commonwealth Highway
       & Transportation Authority
       Transportation Revenue Bonds,
       Series D,
       5.25%, 7/1/38                                        11,260           11,569

    Puerto Rico HFA Revenue Bonds,
       Capital Funding Program,
       5.00%, 12/1/13                                        1,300            1,433
-----------------------------------------------------------------------------------
                                                                             18,448
-----------------------------------------------------------------------------------
RHODE ISLAND - 0.7%

    Rhode Island Economic Development
       Corp. Airport Revenue Bonds,
       Series B (FGIC Insured),
       6.50%, 7/1/18                                         3,000            3,525
-----------------------------------------------------------------------------------

SOUTH CAROLINA - 1.3%

    Berkeley County Water and Sewer
       System Revenue Bonds
       (MBIA Insured),
       5.00%, 6/1/28                                         3,600            3,696

See Notes to the Financial Statements.

FIXED INCOME FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         (000S)             (000S)
MUNICIPAL BONDS - 93.9% - CONTINUED

SOUTH CAROLINA - 1.3% - (CONTINUED)

    Piedmont Municipal Power Agency
       Capital Appreciation Revenue
       Refunding Bonds, Subseries A-2
       (AMBAC Insured),
       0.00%, 1/1/28                                   $     5,000          $ 1,446
       0.00%, 1/1/29                                         5,000            1,364
-----------------------------------------------------------------------------------
                                                                              6,506
-----------------------------------------------------------------------------------
TEXAS - 2.9%

    Birdville Independent School District
       Capital Appreciation G.O. Unlimited
       Bonds, (PSF Gtd.),
       0.00%, 2/15/19                                        1,795              802

    Harris County Health Facilities
       Development Corp. Christus Health
       Revenue Bonds, Series A
       (MBIA Insured),
       5.50%, 7/1/09                                         1,500            1,671

    Lamar Consolidated Independent
       School District G.O. Unlimited
       Bonds (PSF Gtd.),
       6.00%, 2/15/13                                        2,400            2,702

    Parker County Hospital District
       Revenue Bonds, Campbell Health
       System,
       6.25%, 8/15/19                                        1,000            1,028

    Sam Rayburn Municipal Power
       Agency Revenue Refunding Bonds,
       5.50%, 10/1/10                                        1,000            1,111
       6.00%, 10/1/16                                        1,000            1,092
       6.00%, 10/1/21                                        1,250            1,338

    Texas Municipal Power Agency
       Revenue Refunding Bonds
       (AMBAC Insured),
       4.00%, 9/1/12                                         1,150            1,161

    Texas State Veterans Housing
       Assistance G.O. Unlimited Bonds,
       Series C (AMT), Fund II,
       6.10%, 6/1/21                                         3,000            3,255

    Waxahachie Independent School
       District Capital Appreciation G.O.
       Unlimited Bonds (PSF Gtd.),
       0.00%, 8/15/16                                          240              130
       0.00%, 8/15/23                                          190               63
       0.00%, 8/15/28                                          305               73
       0.00%, 8/15/30                                          320               67
-----------------------------------------------------------------------------------
                                                                             14,493
-----------------------------------------------------------------------------------

VIRGINIA - 1.2%

    Fairfax County G.O. Refunding Bonds,
       Series A (State-Aid Withholding),
       5.25%, 4/1/11                                         5,000            5,641
-----------------------------------------------------------------------------------

WASHINGTON - 1.5%

    Washington State G.O. Unlimited
       Bonds, Series B & AT-7,
       6.40%, 6/1/17                                         5,200            6,401

    Washington State G.O. Unlimited
       Bonds, Series D, Motor Vehicle Fuel
       Tax (FGIC Insured),
       5.38%, 1/1/22                                         1,000            1,052
-----------------------------------------------------------------------------------
                                                                              7,453
-----------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-----------------------------------------------------------------------------------
(COST $431,256)                                                             463,982

                                                        NUMBER OF            VALUE
                                                          SHARES             (000S)
INVESTMENT COMPANIES - 2.1%

    AIM Tax Exempt Cash Fund                            10,553,380           10,553
    Dreyfus Tax-Exempt Cash
       Management Fund                                      32,039               32
-----------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
-----------------------------------------------------------------------------------
(COST $10,585)                                                               10,585

                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         (000S)             (000S)
SHORT-TERM INVESTMENTS - 0.7%

    Medical Center Educational Building
       Corp. Revenue VRDB, Adult Hospital
       Project (AMBAC Insured),
       1.68%, 10/7/04                                  $     2,800            2,800

    Monroe County Development
       Authority PCR VRDB, Oglethorpe
       Power Corp. Project
       (AMBAC Insured),
       1.76%, 10/1/04                                          565              565
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------
(COST $3,365)                                                                 3,365

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.7%
-----------------------------------------------------------------------------------
(COST $445,206)                                                             477,932
    Other Assets less Liabilities - 3.3%                                     16,315
-----------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $ 494,247

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 77 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2004 (UNAUDITED)

   TAX - EXEMPT FUND (continued)

At September 30, 2004, the Tax-Exempt Fund's percentage of investments was diversified as follows:

      INDUSTRY SECTOR                 PERCENTAGE
Agriculture                                5.5%
Facilities                                 7.2
General Obligation                        13.2
Higher Education                           5.3
Power                                     10.5
School District                            7.3
Transportation                             6.6
Utilities                                 18.2
All other sectors less than 5%            26.2
----------------------------------------------
Total                                    100.0%

At September 30, 2004, the quality distribution for the Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION         PERCENTAGE
AAA                              50.0%
AA                               22.9
A                                12.4
BBB                               9.1
Not Rated                         1.4
Cash & Equivalents                4.2
-------------------------------------
Total                           100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2004 (UNAUDITED)

   U.S. GOVERNMENT FUND

                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)            (000S)
U.S. GOVERNMENT AGENCIES - 62.7% (1)

FANNIE MAE - 40.9%

       3.13%, 7/15/06                                   $  2,450          $ 2,468
       3.75%, 5/17/07                                      2,600            2,613
       4.25%, 7/15/07                                     26,500           27,278
       6.00%, 5/15/08                                     11,000           11,964
       4.38%, 9/15/12                                      6,000            5,988
       4.13%, 4/15/14                                      2,350            2,264
    Pool #555649,
       7.50%, 10/1/32                                      1,210            1,297
    Pool #725185,
       5.00%, 2/1/19                                      18,523           18,858
    Pool #725787,
       5.00%, 9/1/19                                       8,157            8,293
    Pool #753715,
       6.00%, 12/1/18                                      2,890            3,033
    Pool #777357,
       4.50%, 5/1/19                                       9,738            9,715
---------------------------------------------------------------------------------
                                                                           93,771
---------------------------------------------------------------------------------
FREDDIE MAC - 20.8%

       2.88%, 12/15/06                                    20,900           20,879
       4.25%, 5/4/09                                       1,850            1,859
       4.25%, 7/15/09                                      5,870            6,005
       6.63%, 9/15/09                                     15,000           16,920
       4.75%, 12/8/10                                      1,640            1,653
    Pool #410092,
       3.65%, 11/1/24                                        263              272
---------------------------------------------------------------------------------
                                                                           47,588
---------------------------------------------------------------------------------
FREDDIE MAC GOLD - 1.0%

    Pool #A17500,
       6.50%, 1/1/34                                       2,188            2,298
---------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%

    Pool #268360,
       10.00%, 4/15/19                                        46               52
    Pool #270288,
       10.00%, 6/15/19                                        28               32
---------------------------------------------------------------------------------
                                                                               84
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
---------------------------------------------------------------------------------
(COST $140,879)                                                           143,741

                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)            (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.2%

U.S. TREASURY NOTES - 35.2%

           2.25%, 4/30/06                               $ 23,575          $23,507
           2.63%, 11/15/06                                15,270           15,264
           3.13%, 5/15/07                                  7,695            7,760
           3.25%, 8/15/08                                  3,500            3,516
           2.63%, 3/15/09                                    155              151
           3.63%, 7/15/09                                  1,960            1,984
           5.00%, 8/15/11                                 14,485           15,567
           4.25%, 8/15/14                                 12,675           12,808
---------------------------------------------------------------------------------
                                                                           80,557
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
---------------------------------------------------------------------------------
(COST $79,756)                                                             80,557

SHORT-TERM INVESTMENT - 1.4%

           FHLB Discount Note,
            1.53%, 10/1/04                                 3,166            3,166

---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT (COST $3,166)                                   3,166
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
---------------------------------------------------------------------------------
(COST $223,801)                                                           227,464
       Other Assets less Liabilities - 0.7%                                 1,644
---------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $229,108

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

At September 30, 2004, the quality distribution for the U.S. Government Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION              PERCENTAGE
  AAA                               100.0%
-----------------------------------------
  Total                             100.0%

See Notes to the Financial Statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 79 FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 30 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively, the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be


FIXED INCOME FUNDS   80     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally as of approximately 3:00 P.M. CST. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

E) WHEN ISSUED/DELAYED DELIVERY SECURITIES - Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities as of September 30, 2004, are noted in each of the Fund's Schedule of Investments and Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION       PAYMENT
                                      FREQUENCY       FREQUENCY
  ---------------------------------------------------------------
  Arizona Tax-Exempt                    DAILY          MONTHLY
  California Intermediate
  Tax-Exempt                            DAILY          MONTHLY
  California Tax-Exempt                 DAILY          MONTHLY
  Fixed Income                          DAILY          MONTHLY
  Florida Intermediate Tax-Exempt       DAILY          MONTHLY
  Global Fixed Income                  ANNUALLY        ANNUALLY
  High Yield Fixed Income               DAILY          MONTHLY
  High Yield Municipal                  DAILY          MONTHLY
  Intermediate Tax-Exempt               DAILY          MONTHLY
  Short-Intermediate U.S.
  Government                            DAILY          MONTHLY
  Tax-Exempt                            DAILY          MONTHLY
  U.S. Government                       DAILY          MONTHLY
  ---------------------------------------------------------------


                      NORTHERN FUNDS SEMIANNUAL REPORT   81   FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the year ended March 31, 2004, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends", excludable from gross income for federal income tax purposes were as follows: Arizona Tax-Exempt 95.30%, California Intermediate Tax-Exempt 99.23%, California Tax-Exempt 98.62%, Florida Intermediate Tax-Exempt 100.00%, High Yield Municipal 99.93%, Intermediate Tax-Exempt 99.54% and Tax-Exempt 99.70%.


I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2003, through the fiscal year end, the High Yield Municipal Fund incurred approximately $344,000 in net capital losses and/or net currency losses for which the Fund intends to treat as having been incurred in the following fiscal year.

At March 31, 2004, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                        MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  Amounts in thousands    2008      2009      2010      2011      2012
  -----------------------------------------------------------------------
  Global Fixed
  Income                   $ -       $ -        $38       $181    $199
  High Yield
  Fixed Income               -         -      1,235     27,459       -
  High Yield
  Municipal                106       531        535        107       -
  -----------------------------------------------------------------------

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2004, the tax components of undistributed net investment income and realized gains were as follows:

                                             UNDISTRIBUTED
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                  $51        $159        $426
  California Intermediate
  Tax-Exempt                           49          70         295
  California Tax-Exempt                89         417         478
  Fixed Income                          -       3,094       1,921
  Florida Intermediate Tax-Exempt      29         213         142
  Global Fixed Income                   -         304           -
  High Yield Fixed Income               -         992           -
  High Yield Municipal                 76           -           -
  Intermediate Tax-Exempt             457       3,559         386
  Short-Intermediate U.S.
  Government                            -         707         295
  Tax-Exempt                          342       3,476         298
  U.S. Government                       -       1,584         345
  -------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, were as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 $3,152       $242       $189
  California Intermediate
  Tax-Exempt                          2,654        559          -
  California Tax-Exempt               4,559        849        716
  Fixed Income                            -     30,352      3,781
  Florida Intermediate Tax-Exempt     1,416        849        386
  Global Fixed Income                     -      2,200          -
  High Yield Fixed Income                 -     51,011          -
  High Yield Municipal                3,387          2          -
  Intermediate Tax-Exempt            20,093     10,968      1,402
  Short-Intermediate U.S.
  Government                              -      5,903        341
  Tax-Exempt                         21,491      2,422      2,377
  U.S. Government                         -     10,186      2,248
  -------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.


FIXED INCOME FUNDS   82     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2003, were as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                $3,119        $612       $680
  California Intermediate
  Tax-Exempt                         3,046         676        818
  California Tax-Exempt              4,953         721      1,267
  Fixed Income                           -      30,497          -
  Florida Intermediate Tax-Exempt    1,571         262        486
  Global Fixed Income                    -         531          -
  High Yield Fixed Income                -      25,710          -
  High Yield Municipal               2,288           1          -
  Intermediate Tax-Exempt           22,910       9,888      4,701
  Short-Intermediate U.S.
  Government                             -       5,505        612
  Tax-Exempt                        23,251       6,483      1,952
  U.S. Government                        -      17,580      5,083
  -------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offer Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2004, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2004, was approximately $2,000 for the Global Fixed Income Fund. This amount is included in "Other Expenses" on the Statements of Operations.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's average daily net assets. For the six months ended September 30, 2004, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 0.70%      0.65%       0.85%
  California Intermediate
  Tax-Exempt                         0.70%      0.65%       0.85%
  California Tax-Exempt              0.70%      0.65%       0.85%
  Fixed Income                       0.70%      0.70%       0.90%
  Florida Intermediate Tax-Exempt    0.70%      0.65%       0.85%
  Global Fixed Income                0.85%      0.85%       1.15%
  High Yield Fixed Income            0.70%      0.70%       0.90%
  High Yield Municipal               0.70%      0.65%       0.85%
  Intermediate Tax-Exempt            0.70%      0.65%       0.85%
  Short-Intermediate U.S.
  Government                         0.70%      0.70%       0.90%
  Tax-Exempt                         0.70%      0.65%       0.85%
  U.S. Government                    0.70%      0.70%       0.90%
  -------------------------------------------------------------------

Prior to July 31, 2004, the rates for the Funds were as follows:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 0.75%      0.70%       0.85%
  California Intermediate
  Tax-Exempt                         0.75%      0.70%       0.85%
  California Tax-Exempt              0.75%      0.70%       0.85%
  Fixed Income                       0.75%      0.75%       0.90%
  Florida Intermediate Tax-Exempt    0.75%      0.70%       0.85%
  Global Fixed Income                0.90%      0.90%       1.15%
  High Yield Fixed Income            0.75%      0.75%       0.90%
  High Yield Municipal               0.75%      0.70%       0.85%
  Intermediate Tax-Exempt            0.75%      0.70%       0.85%
  Short-Intermediate U.S.
  Government                         0.75%      0.75%       0.90%
  Tax-Exempt                         0.75%      0.70%       0.85%
  U.S. Government                    0.75%      0.75%       0.90%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.


                      NORTHERN FUNDS SEMIANNUAL REPORT   83   FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2004, amounts payable were approximately $2,000 for the Fixed Income, Intermediate Tax-Exempt and Tax-Exempt Funds. The amounts payable for all other Funds were approximately $1,000.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of securities, (excluding short-term investments), for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                          $      -           $15,080          $      -           $14,782
  California Intermediate Tax-Exempt                                 -            34,185                 -            36,570
  California Tax-Exempt                                              -            50,913                 -            58,801
  Fixed Income                                                 481,612           143,818           467,993           148,082
  Florida Intermediate Tax-Exempt                                    -            25,999                 -            24,541
  Global Fixed Income                                            2,385                 -             3,188            16,279
  High Yield Fixed Income                                            -           423,121                 -           314,424
  High Yield Municipal                                               -            18,388                 -             8,218
  Intermediate Tax-Exempt                                            -           509,332                 -           587,878
  Short-Intermediate U.S. Government                           177,053                 -           189,855                 -
  Tax-Exempt                                                         -           347,135                 -           387,294
  U.S. Government                                              184,614                 -           224,636                 -
  -------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS   84     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At September 30, 2004, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                           $4,609              $(12)           $4,597            $67,201
  California Intermediate Tax-Exempt                            4,552                (4)            4,548             67,224
  California Tax-Exempt                                         7,213               (23)            7,190             99,371
  Fixed Income                                                 11,079            (2,284)            8,795            749,966
  Florida Intermediate Tax-Exempt                               1,232               (39)            1,193             55,288
  Global Fixed Income                                           3,282              (129)            3,153             33,904
  High Yield Fixed Income                                      30,064            (7,277)           22,787            812,237
  High Yield Municipal                                          3,528              (490)            3,038            104,680
  Intermediate Tax-Exempt                                      23,478              (375)           23,103            563,882
  Short-Intermediate U.S. Government                              579              (308)              271            172,232
  Tax-Exempt                                                   32,876              (150)           32,726            445,206
  U.S. Government                                               3,850              (187)            3,663            223,801
  -------------------------------------------------------------------------------------------------------------------------------

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2004, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                              208               15                (773)            (550)
  California Intermediate Tax-Exempt                              628               10                (908)            (270)
  California Tax-Exempt                                           944               20              (1,704)            (740)
  Fixed Income                                                  8,896              195              (9,165)             (74)
  Florida Intermediate Tax-Exempt                                 643               30                (636)              37
  Global Fixed Income                                             789                -              (2,537)          (1,748)
  High Yield Fixed Income                                      24,750              747             (17,893)           7,604
  High Yield Municipal                                          2,790               45              (1,025)           1,810
  Intermediate Tax-Exempt                                       2,666               72              (5,478)          (2,740)
  Short-Intermediate U.S. Government                            3,832               53              (6,009)          (2,124)
  Tax-Exempt                                                    2,507              103              (4,776)          (2,166)
  U.S. Government                                               1,105               58              (5,944)          (4,781)
  -------------------------------------------------------------------------------------------------------------------------------


                      NORTHERN FUNDS SEMIANNUAL REPORT   85   FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2004 (UNAUDITED)

Transactions of shares of the Funds for the fiscal year ended March 31, 2004, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                            1,076                53             (1,515)            (386)
  California Intermediate Tax-Exempt                            1,432                47             (2,189)            (710)
  California Tax-Exempt                                         1,692               141             (2,848)          (1,015)
  Fixed Income                                                 19,153               841            (18,098)           1,896
  Florida Intermediate Tax-Exempt                               2,477               135             (2,464)             148
  Global Fixed Income                                           3,667                19             (1,155)           2,531
  High Yield Fixed Income                                      68,584             1,195            (26,648)          43,131
  High Yield Municipal                                          6,193                50             (2,465)           3,778
  Intermediate Tax-Exempt                                       6,707             1,168            (11,011)          (3,136)
  Short-Intermediate U.S. Government                           12,352               258            (11,344)           1,266
  Tax-Exempt                                                    6,141               556             (9,510)          (2,813)
  U.S. Government                                               5,237               454            (11,884)          (6,193)
  -------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES - The High Yield Fixed Income Fund charges a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the six months ended September 30, 2004, was approximately $18,000 for the High Yield Fixed Income Fund. This amount is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.


FIXED INCOME FUNDS   86     NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2004 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/04 - 9/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 86) in the High Yield Fixed Income Fund. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,014.70         $4.29
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,008.30         $4.28
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,015.50         $4.29
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,004.00         $4.52
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

FLORIDA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,010.50         $4.28
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

GLOBAL FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   1.15%     $1,000.00      $994.70         $5.75
  Hypothetical             1.15%     $1,000.00    $1,019.30         $5.82**
  ----------------------------------------------------------------------------


                      NORTHERN FUNDS SEMIANNUAL REPORT   87   FIXED INCOME FUNDS

FIXED INCOME FUNDS
FUND EXPENSES (continued)                         SEPTEMBER 30, 2004 (UNAUDITED)

HIGH YIELD FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,034.10         $4.59
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

HIGH YIELD MUNICIPAL

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,019.80         $4.30
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,011.50         $4.29
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00      $994.30         $4.50
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,012.80         $4.29
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00      $993.30         $4.50
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

 * Expenses are calculated using the Funds' annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


FIXED INCOME FUNDS   88     NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ACA       American Capital Access

AMBAC     American Municipal Bond Assurance Corporation

AMT       Alternative Minimum Tax

ASU       Arizona State University

COLLD.    Collateralized

COP       Certificate of Participation

FGIC      Financial Guaranty Insurance Corporation

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FNMA      Fannie Mae

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IBC       Insured Bond Certificates

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PSF       Permanent School Fund

REIT      Real Estate Investment Trust

SFM       Single Family Mortgage

TCRS      Transferable Custodial Receipts

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bonds

XLCA      XL Capital Assurance


                      NORTHERN FUNDS SEMIANNUAL REPORT   89   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

---------------------------------------------------------------
   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

---------------------------------------------------------------
   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


FIXED INCOME FUNDS   90     NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                      NORTHERN FUNDS SEMIANNUAL REPORT   91   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


FIXED INCOME FUNDS   92     NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 3      STATEMENTS OF OPERATIONS
 4      STATEMENTS OF CHANGES IN NET ASSETS
 5      FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        10    CALIFORNIA MUNICIPAL MONEY MARKET FUND
        18    MONEY MARKET FUND
        26    MUNICIPAL MONEY MARKET FUND
        60    U.S. GOVERNMENT MONEY MARKET FUND
        62    U.S. GOVERNMENT SELECT MONEY MARKET FUND
 64     NOTES TO THE FINANCIAL STATEMENTS
 67     FUND EXPENSES
 68     ABBREVIATIONS AND OTHER INFORMATION
 69     FOR MORE INFORMATION

                      NORTHERN FUNDS SEMIANNUAL REPORT  1     MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2004 (UNAUDITED)

                                               CALIFORNIA                        MUNICIPAL      U.S. GOVERNMENT   U.S. GOVERNMENT
Amounts in thousands,                        MUNICIPAL MONEY       MONEY            MONEY            MONEY          SELECT MONEY
except per share data                          MARKET FUND      MARKET FUND      MARKET FUND      MARKET FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                 $  874,682       $5,895,318       $4,619,197       $  425,533        $  959,193
Repurchase agreements, at cost which
  approximates fair value                              --        1,337,320               --          110,666                --
Cash                                                   54               69               24               23               261
Interest income receivable                          2,144           10,421            9,368              698             1,551
Receivable for securities sold                      2,336              225            3,291               --                --
Receivable from investment adviser                     19              163               99                7                19
Prepaid and other assets                               12              115               54               21                17
------------------------------------------------------------------------------------------------------------------------------
Total Assets                                      879,247        7,243,631        4,632,033          536,948           961,041
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                       --               --               --            3,495            34,970
Distributions payable to shareholders                 605            6,561            3,429              474               733
Payable to affiliates:
  Investment advisory fees                             56              477              304               35                58
  Co-administration fees                               21              179              114               13                22
  Custody and accounting fees                          15               29                7               --                21
  Transfer agent fees                                  14              120               76                9                15
Accrued registration fees and other
  liabilities                                          22              208              136               20                32
------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                     733            7,574            4,066            4,046            35,851
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                     $  878,514       $7,236,057       $4,627,967       $  532,902        $  925,190
------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                  $  878,003       $7,236,021       $4,627,649       $  532,918        $  925,178
Accumulated undistributed net investment
  income                                              125               35              292               --                10
Accumulated net realized gain (loss)                  386                1               26              (16)                2
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                     $  878,514       $7,236,057       $4,627,967       $  532,902        $  925,190
------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                        878,028        7,236,038        4,627,641          532,951           925,217
NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                              $     1.00       $     1.00       $     1.00       $     1.00        $     1.00
------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


MONEY MARKET FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                               CALIFORNIA                      MUNICIPAL    U.S. GOVERNMENT  U.S. GOVERNMENT
                                             MUNICIPAL MONEY     MONEY           MONEY           MONEY         SELECT MONEY
Amounts in thousands                           MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                 $  4,620        $ 47,943        $ 27,745        $  3,804        $  5,393
EXPENSES:
Investment advisory fees                           1,973          18,463          11,574           1,523           2,174
Co-administration fees                               591           5,536           3,470             457             652
Custody and accounting fees                          108             783             481              64             122
Transfer agent fees                                  394           3,690           2,314             304             434
Registration fees                                      5              13              15              14              10
Printing fees                                         17             190             107              11              22
Professional fees                                     10             103              63               6              13
Trustee fees and expenses                              9              99              57               6              12
Other                                                 11             129              70               3              15
------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                    3,118          29,006          18,151           2,388           3,454
  Less voluntary waivers of
    investment advisory fees                        (395)         (3,701)         (2,320)           (305)           (436)
  Less expenses reimbursed by
    investment adviser                              (553)         (5,007)         (3,102)           (396)           (626)
  Less custodian credits                              (1)             --              (4)            (12)             (3)
Net Expenses                                       2,169          20,298          12,725           1,675           2,389
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              2,451          27,645          15,020           2,129           3,004
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
Net realized gains on:
  Investments                                        386               1              26               1               2
  Net Gains on Investments                           386               1              26               1               2
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                      $  2,837        $ 27,646        $ 15,046        $  2,130        $  3,006
------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                           NORTHERN FUNDS SEMIANNUAL REPORT 3 MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                        CALIFORNIA                                               MUNICIPAL
                                     MUNICIPAL MONEY                 MONEY                        MONEY
                                       MARKET FUND                MARKET FUND                   MARKET FUND
                               --------------------------  ---------------------------   --------------------------
                               SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                  ENDED         YEAR         ENDED           YEAR          ENDED           YEAR
                                SEPT. 30,       ENDED       SEPT. 30,        ENDED        SEPT. 30,        ENDED
                                   2004        MAR. 31,        2004         MAR. 31,        2004          MAR.31,
Amounts in thousands           (UNAUDITED)       2004      (UNAUDITED)        2004       (UNAUDITED)       2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income          $     2,451   $     4,878   $     27,645   $     52,778   $    15,020   $     27,167
Net realized gains on
investment transactions                386           125              1             35            26            292
Net Increase in Net Assets
Resulting from Operations            2,837         5,003         27,646         52,813        15,046         27,459
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold        1,974,385     3,915,084     16,393,571     33,242,057     8,405,518     13,761,311
Reinvestment of dividends              660         1,383          8,170         16,824         2,799          5,231
Payments for shares redeemed    (1,859,060)   (4,030,570)   (16,601,069)   (34,393,259)   (8,500,419)   (14,092,329)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions       115,985      (114,103)      (199,328)    (1,134,378)      (92,102)      (325,787)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income          (2,451)       (4,940)       (27,645)       (53,374)      (14,969)       (27,638)
  Total Distributions Paid          (2,451)       (4,940)       (27,645)       (53,374)      (14,969)       (27,638)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       116,371      (114,040)      (199,327)    (1,134,939)      (92,025)      (325,966)

NET ASSETS:
Beginning of period                762,143       876,183      7,435,384      8,570,323     4,719,992      5,045,958
End of period                  $   878,514   $   762,143   $  7,236,057   $  7,435,384   $ 4,627,967   $  4,719,992
-------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME            $       125   $       125   $         35   $         35   $       292   $        241
-------------------------------------------------------------------------------------------------------------------

                                   U.S. GOVERNMENT             U.S. GOVERNMENT
                                        MONEY                    SELECT MONEY
                                     MARKET FUND                  MARKET FUND
                               -------------------------   -------------------------
                               SIX MONTHS                  SIX MONTHS
                                  ENDED         YEAR         ENDED         YEAR
                                SEPT. 30,       ENDED       SEPT. 30,      ENDED
                                  2004         MAR. 31,       2004        MAR. 31,
Amounts in thousands           (UNAUDITED)       2004      (UNAUDITED)      2004
------------------------------------------------------------------------------------
OPERATIONS:
Net investment income          $     2,129   $     4,355   $     3,004   $     5,676
Net realized gains on
investment transactions                  1             4             2            10
Net Increase in Net Assets
Resulting from Operations            2,130         4,359         3,006         5,686
------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold        2,896,194     5,703,014     1,828,479     3,511,177
Reinvestment of dividends              776         1,618         1,170         2,392
Payments for shares redeemed    (2,986,531)   (5,876,260)   (1,829,342)   (3,568,392)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions       (89,561)     (171,628)          307       (54,823)
------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income          (2,129)       (4,391)       (3,004)       (5,739)
  Total Distributions Paid          (2,129)       (4,391)       (3,004)       (5,739)
------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       (89,560)     (171,660)          309       (54,876)
NET ASSETS:
Beginning of period                622,462       794,122       924,881       979,757
End of period                  $   532,902   $   622,462   $   925,190   $   924,881
------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME            $        --   $        --   $        10   $        10
------------------------------------------------------------------------------------

(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.


MONEY MARKET FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

                                                                      CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                               -----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED          ENDED         ENDED          ENDED         ENDED
                                                 2004(3)       MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,      MAR. 31,
Selected per share data                        (UNAUDITED)       2004          2003           2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $      1.00   $      1.00    $      1.00    $      1.00   $      1.00   $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   --          0.01           0.01           0.02          0.03          0.03
----------------------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations               --          0.01           0.01           0.02          0.03          0.03
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            --         (0.01)         (0.01)         (0.02)        (0.03)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                            --         (0.01)         (0.01)         (0.02)        (0.03)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $      1.00   $      1.00    $      1.00    $      1.00   $      1.00   $      1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      0.31%         0.55%          0.95%          1.75%         3.06%         2.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $   878,514   $   762,143    $   876,183    $   525,262   $   499,066   $   404,617
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.55%         0.55%          0.55%          0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                    0.79%         0.78%          0.81%          0.89%         0.90%         0.91%
  Net investment income, net of waivers and
    reimbursements                                    0.62%         0.55%          0.93%          1.72%         2.98%         2.61%
  Net investment income, before waivers and
    reimbursements                                    0.38%         0.32%          0.67%          1.38%         2.63%         2.25%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.


                           NORTHERN FUNDS SEMIANNUAL REPORT 5 MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                              MONEY MARKET FUND
                                               --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,      ENDED          ENDED        ENDED         ENDED          ENDED
                                                 2004(3)      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
Selected per share data                        (UNAUDITED)      2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  --          0.01          0.01          0.03          0.06          0.05
-------------------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations              --          0.01          0.01          0.03          0.06          0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           --         (0.01)        (0.01)        (0.03)        (0.06)        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                           --         (0.01)        (0.01)        (0.03)        (0.06)        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     0.38%         0.68%         1.26%         3.07%         6.09%         5.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $7,236,057    $7,435,384    $8,570,323    $9,302,869    $8,803,179    $6,237,231
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements        0.55%         0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                   0.78%         0.78%         0.82%         0.88%         0.89%         0.89%
  Net investment income, net of waivers and
    reimbursements                                   0.75%         0.68%         1.26%         2.99%         5.91%         4.96%
  Net investment income, before waivers and
    reimbursements                                   0.52%         0.45%         0.99%         2.66%         5.57%         4.62%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

MONEY MARKET FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                          MUNICIPAL MONEY MARKET FUND
                                               -------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED        YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,     ENDED         ENDED         ENDED         ENDED          ENDED
                                                 2004(3)     MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
Selected per share data                        (UNAUDITED)     2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  --         0.01          0.01          0.02          0.04          0.03
------------------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations              --         0.01          0.01          0.02          0.04          0.03
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           --        (0.01)        (0.01)        (0.02)        (0.04)        (0.03)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                           --        (0.01)        (0.01)        (0.02)        (0.04)        (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     1.00   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     0.33%        0.58%         0.99%         1.96%         3.67%         3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $4,627,967   $4,719,992    $5,045,958    $4,162,353    $3,463,542    $2,668,096
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements        0.55%        0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                   0.78%        0.78%         0.81%         0.89%         0.89%         0.90%
  Net investment income, net of waivers and
    reimbursements                                   0.65%        0.58%         0.97%         1.90%         3.60%         2.96%
  Net investment income, before waivers and
    reimbursements                                   0.42%        0.35%         0.71%         1.56%         3.26%         2.61%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.


                           NORTHERN FUNDS SEMIANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                  U.S. GOVERNMENT MONEY MARKET FUND
                                               ---------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED       YEAR        YEAR        YEAR        YEAR        YEAR
                                                SEPT. 30,    ENDED       ENDED        ENDED      ENDED       ENDED
                                                 2004(3)    MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,
Selected per share data                        (UNAUDITED)    2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 --        0.01        0.01        0.03        0.06        0.05
--------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations             --        0.01        0.01        0.03        0.06        0.05
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          --       (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
    Total Distributions Paid                          --       (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
TOTAL RETURN (1)                                    0.35%       0.65%       1.21%       2.83%       5.97%       4.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $532,902    $622,462    $794,122    $631,313    $595,365    $537,950
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.55%       0.55%       0.55%       0.55%       0.55%       0.55%
  Expenses, before waivers and
    reimbursements                                  0.78%       0.82%       0.86%       0.89%       0.92%       0.92%
  Net investment income, net of waivers and
    reimbursements                                  0.70%       0.66%       1.19%       2.74%       5.79%       4.82%
  Net investment income, before waivers and
    reimbursements                                  0.47%       0.39%       0.88%       2.40%       5.42%       4.45%
--------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.


MONEY MARKET FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                  U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                            -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED         YEAR          YEAR          YEAR          YEAR            YEAR
                                              SEPT. 30,      ENDED         ENDED         ENDED          ENDED          ENDED
                                              2004 (3)      MAR. 31,      MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,
Selected per share data                     (UNAUDITED)       2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00    $     1.00    $     1.00    $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                --          0.01          0.01          0.03           0.06           0.05
-------------------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations            --          0.01          0.01          0.03           0.06           0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         --         (0.01)        (0.01)        (0.03)         (0.06)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                         --         (0.01)        (0.01)        (0.03)         (0.06)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     1.00    $     1.00    $     1.00    $     1.00     $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   0.35%         0.62%         1.11%         2.71%          5.89%          4.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $  925,190    $  924,881    $  979,757    $  983,129     $1,139,044     $  689,742
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        0.55%         0.55%         0.55%         0.55%          0.55%          0.55%
Expenses, before waivers and
reimbursements                                     0.79%         0.79%         0.82%         0.88%          0.89%          0.90%
Net investment income, net of waivers and
reimbursements                                     0.69%         0.61%         1.08%         2.64%          5.70%          4.86%
Net investment income, before waivers and
reimbursements                                     0.45%         0.37%         0.81%         2.31%          5.36%          4.51%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.


                           NORTHERN FUNDS SEMIANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6%
  CALIFORNIA - 99.6%
   ABAG Financing Authority for
     Non-Profit Corp. Multifamily
     Revenue Bonds, Series 2000A,
     East Ridge Apartments (FNMA
     LOC),
     1.77%, 10/7/04                     $2,545          $2,545
   ABAG Financing Authority for
     Non-Profit Corp. Revenue
     Bonds, Series 2002A (AMT),
     Action Courtyard Apartments
     Project (Wells Fargo Bank
     LOC),
     1.72%, 10/7/04                      6,245           6,245
   ABAG Financing Authority for
     Non-Profit Corp. Revenue
     Bonds, Series 2002 (AMT), The
     Bachenheimer Building Project
     (FNMA Gtd.),
     1.72%, 10/7/04                      7,720           7,720
   ABAG Financing Authority for
     Non-Profit Corp. Revenue
     Bonds, Series 2002A (AMT),
     Darling Florist Building
     Project (FNMA Gtd.),
     1.72%, 10/7/04                      4,710           4,710
   Alameda-Contra Costa California
     School Financing Authorities
     Variable COP, Series 2002J
     (KBC Bank LOC),
     1.78%, 10/7/04                      2,440           2,440
     Series 2002K (KBC Bank LOC),
     1.78%, 10/7/04                      2,800           2,800
   Alameda County IDA Revenue
     Bonds, Series 1997A, Tool
     Family Partnership (Wells
     Fargo Bank LOC),
     1.72%, 10/7/04                      1,245           1,245
   Alameda County IDA Revenue
     Bonds, Series 1998 (AMT), BAT
     Properties Project (BNP
     Paribas LOC),
     1.92%, 10/7/04                      3,940           3,940
   Alameda County IDA Revenue
     Bonds, Series 1998A (AMT),
     Nguyen Family Trust (BNP
     Paribas LOC),
     1.72%, 10/7/04                      5,255           5,255

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   Alameda County IDA Revenue
     Bonds, Series 1999A (AMT),
     West Coast Pack Project
     (LaSalle Bank LOC),
     1.72%, 10/7/04                     $3,200          $3,200
     Series 2000A (AMT), Niles
     Machine & Tool Project (Wells
     Fargo Bank LOC),
     1.72%, 10/7/04                      3,350           3,350
     Series 2001 (AMT), Pacific
     Paper Tube Project (Wells
     Fargo Bank LOC),
     1.72%, 10/7/04                      2,395           2,395
   Azusa Multifamily Housing
     Revenue Bonds, Series 1994,
     Pacific Glen Apartments
     Project (FNMA LOC),
     1.69%, 10/7/04                      1,350           1,350
   Barstow Multifamily Housing
     Revenue Bonds, Series 1999
     (AMT), Rimrock Village
     Apartments Project (FHLB
     Indianapolis LOC),
     1.72%, 10/7/04                      3,150           3,150
   California Department of Water
     Resources Power Supply Revenue
     Bonds, Series 2002B-1 (Bank of
     New York LOC),
     1.71%, 10/1/04                     12,300          12,300
     Series 2002B-2 (BNP Paribas
     LOC),
     1.80%, 10/1/04                      2,075           2,075
     Series 2002B-6 (State Street
     Bank & Trust LOC),
     1.73%, 10/1/04                      5,150           5,150
     Series 2002C-7 (FSA Insured),
     1.73%, 10/7/04                      1,300           1,300
     Series 2002C-9 (Citibank LOC),
     1.70%, 10/7/04                     14,550          14,550
   California Economic Development
     Financing Authority Revenue
     Bonds, Series 1998 (AMT),
     Fricke-Parks Press Project
     (Wells Fargo Bank LOC),
     1.77%, 10/7/04                      1,990           1,990

See Notes to the Financial Statements.

MONEY MARKET FUNDS    10    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California Economic Development
     Financing Authority Revenue
     Bonds, Series 1999 (AMT),
     Joseph Schmidt Confections
     Project (BNP Paribas LOC),
     1.72%, 10/7/04                     $3,000          $3,000
   California Educational
     Facilities Authority Revenue
     Bonds, Series 2003 45-A Soc
     Gen Municipal Trust Receipts,
     University of Southern
     California, (1)
     1.72%, 10/7/04                      5,000           5,000
   California FHLMC Multifamily VRD
     Certificates, Series M001A
     (AMT), Class A (FHLMC LOC),
     1.84%, 10/7/04                     39,805          39,805
   California Health Facility
     Revenue Bonds, Series 2004J,
     Catholic Healthcare West (Bank
     One LOC),
     1.69%, 10/7/04                      5,000           5,000
   California Housing Authority
     Revenue Bonds (AMT), Series
     A-2, P-Floats PT-258, (1)
     1.35%, 12/8/04                      3,325           3,325
   California HFA Revenue Bonds
     (AMT), Series 2002B, (FSA
     Insured),
     1.85%, 10/1/04                     13,400          13,400
   California HFA Revenue Bonds,
     Series 2004E-1 (AMT),
     1.65%, 4/1/05                       5,000           5,000
   California Infrastructure &
     Economic Development IDR Bonds
     Series 1999 (AMT), Starter
     Alternator Project (California
     State Teachers Retirement
     System LOC),
     1.78%, 10/7/04                      2,700           2,700
   California Infrastructure &
     Economic Development Revenue
     Bonds, J Paul Getty Trust,
     Series 2003A,
     1.17%, 2/1/05                       6,700           6,700
     Series 2003C,
     1.17%, 2/1/05                      14,000          14,000
     Series 2003D,
     1.17%, 2/1/05                      14,000          14,000

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California Infrastructure &
     Economic Development Revenue
     Bonds, Series 2002 (AMT), 7/11
     Material, Inc. Project
     (California State Teachers
     Retirement LOC),
     1.74%, 10/7/04                     $4,220          $4,220
   California Infrastructure &
     Economic Development Revenue
     Bonds, Series 2002A (AMT),
     Block & Brick Project (U.S.
     Bank LOC),
     1.75%, 10/7/04                      6,340           6,340
   California PCR Solid Waste
     Revenue Bonds, Series 1999A
     (AMT), Evergreen Distributors
     (California State Teachers
     Retirement LOC),
     1.75%, 10/7/04                      1,930           1,930
   California Pollution Control
     Finance Authority Bonds,
     Merrill Lynch P-Floats
     PA-538R, San Diego Gas &
     Electric (MBIA Insured), (1)
     1.74%, 10/7/04                     24,160          24,160
   California Pollution Control
     Finance Authority Bonds, San
     Diego Gas & Electric (MBIA
     Insured) Merrill Lynch P-Float
     PA-633R, (1)
     1.74%, 10/7/04                     11,850          11,850
   California Pollution Control
     Finance Authority
     Environmental Improvement
     Revenue Bonds, Series 1997B
     (AMT) (Air Products &
     Chemicals Corp. Gtd.),
     1.72%, 10/7/04                      6,000           6,000
   California Pollution Control
     Finance Authority PCR Bonds,
     Series 1996E, Pacific Gas &
     Electric (Bank One LOC),
     1.70%, 10/1/04                      2,100           2,100
   California State Bonds, Series
     2004C-2, Economic Recovery
     Bonds (XLCA Insured),
     1.67%, 10/7/04                      5,000           5,000
   California State Department of
     Water Control Valley Project
     Revenue Bonds, Merrill Lynch
     P-Floats PT-1183, (1)
     1.70%, 10/7/04                      8,525           8,525

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  11    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California State Economic
     Recovery Bonds,
     Series L19J, (Lehman Floating
     Rate Trust Receipts), (1)
     1.75%, 10/7/04                     $7,750          $7,750
     Series L20J, (Lehman Floating
     Rate Trust Receipts), (1)
     1.75%, 10/7/04                      7,600           7,600
   California State G.O. Bonds,
     Eagle Trust Series 20000507
     (XLCA Insured), (1)
     1.73%, 10/7/04                     10,000          10,000
   California State G.O. Bonds,
     MERLOTS Series 2003-A29 (AMBAC
     Insured), (1)
     1.71%, 10/7/04                     12,305          12,305
   California State G.O. Bonds,
     Merrill Lynch P-Floats Series
     PT-1257 (XLCA Insured), (1)
     1.72%, 10/7/04                     11,475          11,475
   California State G.O. Bonds,
     Series 2003B-4, Floating Rate
     Certificates (Bank of New York
     LOC),
     1.70%, 10/7/04                        200             200
   California State G.O. Bonds,
     Series 2003-1, ABN AMRO
     MuniTops Trust Certificates
     (AMBAC Insured), (1)
     1.71%, 10/7/04                      6,000           6,000
   California State G.O. Bonds,
     Series 2004 C11, Wachovia
     MERLOTS (AMBAC Insured), (1)
     1.71%, 10/7/04                     20,140          20,140
   California State University
     Financial Authority Revenue
     Bonds, Series 2001, Rental
     Housing (Citibank LOC),
     1.60%, 8/1/05                       4,410           4,410
   California Statewide Community
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002B, Olen Jones
     Senior Apartments Project
     (Citibank LOC),
     1.76%, 10/7/04                      3,285           3,285

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California Statewide Community
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002S (AMT), Concord
     Green Apartments (FHLB LOC),
     1.72%, 10/7/04                     $4,900          $4,900
   California Statewide Community
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002X (AMT), Sharps &
     Flats Apartments (FNMA LOC),
     1.73%, 10/7/04                      9,700           9,700
   California Statewide Community
     Development Authority Revenue
     Bonds,
     Series 2001B, Kaiser
     Permanente Project,
     1.75%, 7/1/05                       5,000           5,000
     Series 2003B, Kaiser
     Permanente Project,
     1.73%, 10/7/04                     11,400          11,400
     Series 2004J, Kaiser
     Permanente Project,
     1.69%, 10/7/04                      2,700           2,700
     Series 2004M, Kaiser
     Permanente Project,
     1.73%, 10/7/04                     11,300          11,300
   California Statewide Community
     Development Authority Revenue
     Bonds (AMT), Arms Apartments,
     Merrill Lynch P-Floats PT-1863
     (Merrill Lynch Gtd.), (1)
     1.81%, 10/7/04                      3,590           3,590
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 1999-176, Morgan
     Stanley Floating Rate
     Certificates (FSA Insured),
     (1)
     1.69%, 10/7/04                     10,595          10,595
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2000, Morgan
     Hill Country School (Bank of
     America LOC),
     1.68%, 10/7/04                      3,725           3,725

See Notes to the Financial Statements.

MONEY MARKET FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2000A, Jewish
     Federation Project (Allied
     Irish Bank LOC),
     1.71%, 10/7/04                     $5,090          $5,090
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2000V (AMT),
     Aqua Vista Apartment Project
     (FNMA LOC),
     1.73%, 10/7/04                      6,700           6,700
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2001, Senior
     Living Facility (Bank of New
     York LOC),
     1.68%, 10/7/04                      2,645           2,645
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2001JJ (AMT), La
     Puente Apartments Project
     (U.S. Bank LOC),
     1.75%, 10/1/04                      6,775           6,775
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2001S (AMT),
     Birchcrest Apartment Project
     (U.S. Bank LOC),
     1.75%, 10/1/04                        800             800
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2003-00 (AMT),
     Dublin Ranch Apartments (Bank
     of America, N.A. LOC),
     1.76%, 10/7/04                     14,900          14,900
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2003NN1 (AMT),
     Bay Vista Meadow Park Project
     (Wells Fargo Bank LOC),
     1.18%, 10/15/04                     6,000           6,000
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2004A (AMT),
     Maple Square Apartments
     Project (Citibank LOC),
     1.76%, 10/7/04                      4,600           4,600

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   California Statewide Community
     Development Authority Revenue
     Bonds, Series 2004 C (AMT),
     Avian Glen Apartments Project
     (Citibank LOC),
     1.76%, 10/7/04                     $8,150          $8,150
   Contra Costa County Multifamily
     Housing Revenue Bonds, Series
     1999, Delta Squire Apartments
     (FNMA LOC),
     1.68%, 10/7/04                      1,000           1,000
   Contra Costa Water District
     Bonds, Series 750, Morgan
     Stanley Floating Certificates
     (FSA Insured), (1)
     1.69%, 10/7/04                      6,330           6,330
   Covina Redevelopment Agency
     Multifamily Revenue Bonds,
     Series 1994A, Shadowhills
     Apartments Project (FNMA LOC),
     1.68%, 10/7/04                      3,100           3,100
   Irvine Assessment District,
     Series 1999, Limited
     Obligation Improvement Bonds
     (KBC Bank LOC),
     1.73%, 10/1/04                      5,969           5,969
   Emeryville Redevelopment Agency
     Multifamily Revenue Bonds,
     Series 2002A (AMT), Bay Street
     Apartments (KeyBank LOC),
     1.72%, 10/7/04                      1,900           1,900
   Escondido Community Development
     Agency Multifamily Revenue
     Bonds, Series 1992A, Heritage
     Park Apartments Project (FNMA
     LOC),
     1.69%, 10/7/04                      2,050           2,050
   Hayward Multifamily Housing
     Revenue Bonds, Series 1984A,
     Shorewood Apartment Project
     (FNMA LOC),
     1.72%, 10/7/04                     11,500          11,500
   Livermore Redevelopment Housing
     Revenue Bonds, Series 2002A
     (AMT), Senior Housing Project
     (Bank of America LOC),
     1.75%, 10/1/04                     13,100          13,100

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  13    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   Los Angeles Convention &
     Exhibition Center Authority
     Revenue Bonds,
     Series 2003D (AMBAC Insured),
     1.70%, 10/7/04                     $4,800          $4,800
     Series 2003E (AMBAC Insured),
     1.67%, 10/7/04                      8,700           8,700
   Los Angeles County Revenue
     Bonds, Series 2003 (AMT),
     Castaic Senior Apartments
     Project (FNMA LOC),
     1.73%, 10/7/04                      9,300           9,300
   Los Angeles Department of Water
     and Power Revenue Bonds,
     Series 2001B-2,
     1.73%, 10/1/04                      3,900           3,900
   Los Angeles Department of Water
     and Power VRDB, Series
     2001B-1,
     1.68%, 10/1/04                      3,700           3,700
   Los Angeles Housing Revenue
     Bonds, Series 1994 (AMT),
     Loans to Lenders Program (FHLB
     LOC),
     1.75%, 10/1/04                      4,336           4,336
   Los Angeles IDA Empowerment Zone
     Facilities Revenue Bonds,
     Series 2003, Green Farms
     Project (Comerica Bank LOC),
     1.78%, 10/7/04                      3,000           3,000
   Los Angeles IDA Empowerment Zone
     Revenue Bonds, Series 2001
     (AMT), Megatoys Project
     (California State Teachers
     Retirement LOC),
     1.78%, 10/7/04                      2,100           2,100
   Los Angeles IDA Revenue Bonds,
     Series 1998 (AMT), Delta Tau
     Data System Project
     (California State Teachers
     Retirement LOC),
     1.78%, 10/7/04                      5,110           5,110
   Los Angeles IDA Revenue Bonds,
     Series 2001 (AMT), Wing Hing
     Noodle Co. Project (Comerica
     Bank California LOC),
     1.78%, 10/7/04                      2,900           2,900
   Los Angeles Multifamily Housing
     Revenue Bonds, Series 1991,
     Mountainback I Apartment
     Project (FHLMC LOC),
     1.70%, 10/7/04                      1,440           1,440

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   Los Angeles Multifamily Housing
     Revenue Bonds, Series 2004D
     (AMT), Colonia Coronda Project
     (Citibank LOC),
     1.60%, 10/7/04                     $3,750          $3,750
   Los Angeles Multifamily Revenue
     Bonds, Series 1994B (AMT),
     Loans to Lenders Program (FHLB
     LOC),
     1.75%, 10/1/04                      1,900           1,900
   Los Angeles Multifamily Revenue
     Bonds, Series 1997D (AMT),
     Mission Village Terrace
     Project (FHLB LOC),
     1.73%, 10/7/04                      3,540           3,540
   Los Angeles Multifamily Revenue
     Bonds, Series 2002E, Harvard
     Yard Apartments Project (FHLB
     LOC),
     1.73%, 10/7/04                      5,875           5,875
   Los Angeles Multifamily Revenue
     Bonds, Series 2003A (AMT),
     Asbury Apartments Project
     (Citibank LOC),
     1.73%, 10/7/04                      5,600           5,600
   Los Angeles Redevelopment Agency
     Revenue Bonds, Series 2003A,
     Wilshire Station Apartments
     (Fleet National Bank LOC),
     1.75%, 10/1/04                      5,000           5,000
   Los Angeles Unified School
     District, MERLOTS, Series
     2003A22 (FSA Insured), (1)
     1.71%, 10/7/04                     15,405          15,405
   Los Angeles Unified School
     District TRAN, Series 2004A,
     3.00%, 9/1/05                      20,000          20,271
   Los Angeles Wastewater Revenue
     Bonds,
     Series 2001A (FGIC Insured),
     1.15%, 12/8/04                      8,000           8,000
     Series 2001B (FGIC Insured),
     1.15%, 12/8/04                      8,000           8,001
     Series 2001D (FGIC Insured),
     1.15%, 12/8/04                      7,550           7,550
   Metropolitan Water District of
     Southern California Waterworks
     Revenue Bonds, Citigroup ROCS
     RR II R 2040, (1)
     1.72%, 10/7/04                      8,895           8,895

See Notes to the Financial Statements.

MONEY MARKET FUNDS    14    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   Oakland California Revenue
     Bonds, MERLOTS Series 2000M
     (AMBAC Insured), (1)
     1.71%, 10/7/04                     $3,000          $3,000
   Oakland California Revenue
     Bonds, Series 2003-A, ABN AMRO
     MuniTops Trust Certificates
     (MBIA Insured), (1)
     1.25%, 10/13/04                     8,935           8,935
   Oakland California TRAN, Series
     2004-2005,
     3.00%, 7/27/05                      5,000           5,063
   Ontario IDA Revenue Bonds,
     Series 1985, L.D. Brinkman &
     Co. Project (Bank of America
     LOC),
     1.76%, 10/1/04                      4,500           4,500
   Orange County Housing Authority
     Revenue Bonds, Series 1998 I,
     Oasis Martinique (FNMA Gtd.),
     1.69%, 10/7/04                      3,300           3,300
   Orange County Multifamily
     Housing Revenue Bonds, Series
     1992A, Heritage Pointe Project
     (Allied Irish Bank LOC),
     1.65%, 10/7/04                        200             200
   Palmdale Community Redevelopment
     Mortgage Revenue Bonds,
     MERLOTS Series 2000-TTT (AMT)
     (Colld. by U.S. Government
     Securities), (1)
     1.76%, 10/7/04                      6,025           6,026
   Pasadena COP, Series 1991, Rose
     Bowl Improvements Project
     (Bank of New York LOC),
     1.68%, 10/7/04                        875             875
   Peninsula Corridor Joint Powers
     Board, Grant Anticipation
     Notes, Series 2003D,
     1.37%, 11/19/04                    10,000          10,003
   Placentia-Yorba Unified School
     District COP, Series 2003A
     (KBC Bank LOC),
     1.72%, 10/7/04                        900             900
   Sacramento County Multifamily
     Housing Authority Revenue
     Bonds, Series 1992A (AMT),
     Shadowood Apartment Project
     (General Electric Capital
     Corp. LOC), (1)
     1.79%, 10/7/04                     18,500          18,500

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   Sacramento County Sanitation
     District Revenue Bonds,
     MERLOTS Series 2000-SSS
     (Colld. by U.S. Government
     Securities), (1)
     1.71%, 10/7/04                     $7,500          $7,500
   Sacramento County TRAN, Series
     2004A,
     3.00%, 7/11/05                      4,725           4,774
   Sacramento Housing Roaring Fork
     Trust Receipts (AMT) (Colld.
     By FNMA Securities), (1)
     1.78%, 10/7/04                      7,245           7,245
   Sacramento Multifamily Housing
     Authority Revenue Bonds,
     Series 2001B (AMT), California
     Place Apartments (FNMA Gtd.),
     1.72%, 10/7/04                      4,500           4,500
   Sacramento - Yolo Port District
     VRDB, Series 1997A (AMT),
     California Free Trade Zone
     Project (Wells Fargo Bank
     LOC),
     1.80%, 10/7/04                      1,400           1,400
   San Bernardino County Housing
     Authority Revenue Bonds,
     Series 1993, Monterey Villas
     Apartments Project (FHLB LOC),
     1.53%, 10/7/04                      1,700           1,700
   San Diego Multifamily Housing
     Authority Revenue Bonds,
     Series 2000A (AMT), Stratton
     Apartments Project (FNMA
     Gtd.),
     1.73%, 10/7/04                      3,300           3,300
   San Francisco City & County
     Airports Commission
     International Airport Revenue
     Bonds (AMT), Merrill P-Floats
     PA-661 R-A (FSA Insured), (1)
     1.75%, 10/7/04                      6,905           6,905
   San Francisco City & County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 1985A, Bayside
     Village Project (Bank One
     LOC),
     1.51%, 10/7/04                      2,300           2,300
   San Francisco City & County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2001B (AMT),
     Ocean Beach Apartments Project
     (Citibank LOC),
     1.76%, 10/7/04                      1,400           1,400

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  15    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   San Francisco City & County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2002A (AMT),
     Leland Polk Senior Community
     (Citibank LOC),
     1.77%, 10/7/04                     $4,965          $4,965
   San Francisco City & Community
     Redevelopment Agency Revenue
     Bonds, Community Facilities
     District No. 20024 (Bank of
     America LOC),
     1.69%, 10/7/04                      9,300           9,300
   San Francisco Unified School
     District TRAN, Series 2003,
     2.00%, 12/3/04                      4,000           4,006
   San Jose Multifamily Housing
     Revenue Bonds, Series 2004A,
     Tresles Apartments Project
     (FHLMC LOC),
     1.77%, 10/7/04                      3,675           3,675
   San Leandro Multifamily Revenue
     Bonds, Series 1997A (AMT),
     Carlton Plaza (FNMA LOC),
     1.72%, 10/7/04                     11,220          11,220
   Santa Cruz Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2002A (AMT),
     Shaffer Road Apartments
     Project (Bank of America LOC),
     1.76%, 10/7/04                     10,000          10,000
   Sequoia Unified High School
     District Revenue Bonds, Series
     2003-2, ABN AMRO MuniTops
     Certificates (MBIA Insured),
     (1)
     1.71%, 10/7/04                     12,945          12,945
   Simi Valley Unified School
     District, Series 2004, ABN
     AMRO MuniTops Certificates
     (MBIA Insured), (1)
     1.27%, 10/20/04                     6,995           6,995
   South Coast Local Education
     Agency, Series 2004, TRAN,
     3.00%, 6/30/05                     10,000          10,113
   Stockton Revenue Bonds, Series
     2002A, Dameron Hospital
     Association (U.S. Bank LOC),
     1.70%, 10/1/04                        400             400

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
  CALIFORNIA - 99.6% - (CONTINUED)
   SunAmerica Pooled Multifamily
     Housing Revenue Bonds, Series
     2001-2, Class A Certificates
     (FHLMC Gtd), (1)
     1.79%, 10/7/04                    $18,670         $18,670
   SunAmerica Pooled Puttable
     Floating Option Tax-Exempt
     Receipts, Series 2001-1 (AMT),
     Class A Certificates (FHLMC
     Gtd.), (1)
     1.75%, 10/7/04                      1,245           1,245
   Val Verde COP, Series 2004A,
     Land Bank Program (Bank of
     America LOC),
     1.68%, 10/7/04                      1,100           1,100
   Vista City Multifamily Housing
     Revenue Bonds, Merrill Lynch
     P-Floats PT-476 (FHLMC Gtd.),
     (1)
     1.72%, 10/7/04                      8,610           8,610
   Western Placer Unified School
     District COP, Series 2003
     (Bank of America LOC),
     1.73%, 10/7/04                      5,575           5,575
   Windsor Multifamily Housing
     Revenue Bonds, Series 1995A
     (AMT), Oakmont at Windsor
     Project (FNMA LOC),
     1.73%, 10/7/04                      4,015           4,015
  ------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  ------------------------------------------------------------
  (COST $874,682)                                      874,682

  ------------------------------------------------------------
  TOTAL INVESTMENTS - 99.6%
  ------------------------------------------------------------
  (COST $874,682) (2)                                  874,682
    Other Assets less
     Liabilities - 0.4%                                  3,832
  ------------------------------------------------------------
  NET ASSETS - 100.0%                                 $878,514

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to approximately $279,521,000 or 31.8% of net assets.

(2) The cost for federal income tax purposes was $874,682.

See Notes to the Financial Statements.

MONEY MARKET FUNDS    16    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

At September 30, 2004, the California Municipal Money Market Fund's percentage of investments was diversified as follows:

  INDUSTRY SECTOR                                 PERCENTAGE
  Air, Water Services & Solid Waste
   Management                                            5.9%
  Educational Services                                   6.2
  Executive, Legislative & General Government           19.2
  Gas, Electric Services & Combined Utilities            8.8
  Housing Programs                                      13.5
  Real Estate                                            7.0
  Savings & Loan & Nondepository Personal
   Credit                                                5.2
  Urban & Community Development                         12.2
  All other sectors less than 5%                        22.0
  ----------------------------------------------------------
  TOTAL                                                100.0%

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  17    MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MONEY MARKET FUND

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  ASSET-BACKED NOTES - 1.9%
  AUTO RECEIVABLES - 0.8%
   Chase Manhattan Auto Owner
     Trust,
     Series 2004-A, Class A1,
     1.08%, 3/15/05                        $570            $570
   Daimler Chrysler Auto Trust,
     Series 2004-A, Class A1, (1)
     1.07%, 3/8/05                        2,136           2,136
   Ford Credit Auto Owner Trust,
     Series 2004-A, Class A1,
     1.24%, 2/15/05                      21,379          21,379
   Honda Auto Receivables Owner
     Trust, Series 2004-1, Class
     A1,
     1.14%, 4/21/05                      22,178          22,178
   Wachovia Auto Owner Trust,
     Series 2004-A, Class A1,
     1.57%, 6/20/05                      11,371          11,371
  -------------------------------------------------------------
                                                         57,634
  -------------------------------------------------------------
  INTERNATIONAL RECEIVABLES - 0.6%
   Granite Mortgages PLC, FRN,
     Series 2004-1, Class 1A1,
     1.77%, 10/20/04                      6,744           6,744
   Permanent Financing PLC, FRN,
     Series 5, Class 1A,
     1.72%, 10/12/04                     38,000          38,000
  -------------------------------------------------------------
                                                         44,744
  -------------------------------------------------------------
  OTHER RECEIVABLES - 0.0%
   CIT Equipment Collateral Trust,
     Series 2004-VT1, Class A1,
     1.12%, 3/20/05                       3,265           3,265
  -------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 0.5%
   Dorada Finance, Inc., (1)
     1.50%, 11/17/04                     35,000          35,000
  -------------------------------------------------------------
  TOTAL ASSET-BACKED NOTES
  -------------------------------------------------------------
  (COST $140,643)                                       140,643

  CERTIFICATES OF DEPOSIT - 23.2%
  DOMESTIC CERTIFICATES OF DEPOSIT - 1.3%
   Citibank, New York,
     1.65%, 11/19/04                     70,000          70,000
   Discover Bank, Delaware,
     1.62%, 10/15/04                     22,000          22,000
  -------------------------------------------------------------
                                                         92,000
  -------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  CERTIFICATES OF DEPOSIT - 23.2% - CONTINUED
  FOREIGN CERTIFICATES OF DEPOSIT - 21.9%
   Alliance & Leicester, London
     Branch,
     1.94%, 2/28/05                     $10,000         $10,000
   Australia & New Zealand Bank,
     New York Branch,
     1.36%, 2/14/05                      15,000          14,999
   Banco Bilbao Viscaya Argentaria,
     London Branch,
     1.94%, 2/25/05                      10,000          10,000
     1.94%, 2/28/05                      20,000          20,000
   Bank of Nova Scotia, New York
     Branch, FRN,
     1.78%, 10/28/04                     20,000          19,998
     1.77%, 10/29/04                     50,000          49,991
   Banque Paribas, New York Branch,
     FRN,
     1.63%, 11/8/04                      16,000          15,999
   Barclays Bank, London Branch,
     1.90%, 2/25/05                      53,000          53,000
   Barclays Bank, New York Branch,
     FRN,
     1.65%, 10/8/04                      17,000          17,000
     1.68%, 10/12/04                     15,000          14,998
     1.73%, 10/19/04                     19,000          18,992
     1.77%, 10/25/04                     50,000          49,994
     1.77%, 10/25/04                     25,000          24,995
     1.77%, 10/26/04                     15,000          14,998
     1.77%, 10/29/04                     37,000          36,994
   BNP Paribas, London Branch,
     1.12%, 12/29/04                     50,000          50,000
     2.16%, 6/7/05                       20,000          20,000
   BNP Paribas, New York Branch,
     1.66%, 11/23/04, FRN                36,000          35,983
     1.86%, 12/24/04, FRN                19,000          18,998
     1.34%, 2/7/05                       20,000          19,999
     1.36%, 2/14/05                      30,000          29,999
   CAYLON, London Branch,
     1.22%, 12/6/04                      24,000          24,000
     1.98%, 3/7/05                       15,000          15,000
   CAYLON, New York Branch,
     1.29%, 12/31/04                     60,000          60,000
   CIBC, FRN, New York Branch,
     1.60%, 10/4/04                      30,000          29,996

See Notes to the Financial Statements.

MONEY MARKET FUNDS    18    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  CERTIFICATES OF DEPOSIT - 23.2% - CONTINUED
  FOREIGN CERTIFICATES OF DEPOSIT - 21.9% - (CONTINUED)
   Credit Industriel et Commercial,
     New York Branch,
     1.89%, 12/22/04                    $27,000         $27,000
   Credit Suisse First Boston, New
     York Branch,
     2.15%, 6/8/05                       15,000          15,000
   Fortis Bank, New York Branch,
     1.94%, 2/28/05                      25,000          25,000
   HBOS Treasury Services, London
     Branch,
     1.91%, 2/28/05                      60,000          60,000
   HBOS Treasury Services, New York
     Branch,
     1.27%, 1/10/05                      14,000          14,000
   ING Bank, London Branch,
     1.37%, 2/7/05                       15,000          15,000
   Lloyds Bank, New York Branch,
     1.66%, 11/26/04, FRN                11,000          10,998
     1.74%, 12/6/04                      40,000          40,000
     1.85%, 12/29/04, FRN                35,000          34,994
   Monte Dei Paschi di Siena, New
     York Branch,
     1.56%, 10/20/04                     11,000          11,000
   National Australia Bank, London
     Branch,
     1.28%, 4/5/05                       31,000          31,000
   Nordea Bank Finland, New York
     Branch,
     1.69%, 10/12/04, FRN                40,000          39,998
     1.76%, 10/19/04, FRN                35,000          34,998
     1.77%, 10/29/04, FRN                10,000           9,997
     1.68%, 11/26/04, FRN                15,000          14,997
     1.22%, 12/6/04                      15,000          15,000
     1.34%, 2/7/05                       10,000          10,000
     1.36%, 2/14/05                      20,000          19,999
   Rabobank Nederland, New York
     Branch, FRN,
     1.85%, 12/24/04                     35,000          34,994
   Royal Bank of Canada, New York
     Branch,
     1.73%, 10/19/04, FRN                19,000          18,991
     1.77%, 10/29/04, FRN                50,000          49,995
     1.27%, 12/31/04                     10,000          10,000
   Royal Bank of Scotland, New York
     Branch, FRN,
     1.67%, 10/12/04                     50,000          49,990

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  CERTIFICATES OF DEPOSIT - 23.2% - CONTINUED
  FOREIGN CERTIFICATES OF DEPOSIT - 21.9% - (CONTINUED)
   Societe Generale, London Branch,
     1.24%, 10/12/04                    $25,000         $25,000
     1.56%, 10/20/04                     25,000          25,000
     1.20%, 11/8/04                      10,000          10,000
     1.22%, 12/6/04                      10,000          10,000
     1.76%, 12/23/04                     25,000          25,000
     2.16%, 6/7/05                       15,000          15,000
   Societe Generale, New York
     Branch, FRN,
     1.68%, 10/12/04                      7,000           7,000
     1.78%, 11/1/04                       9,000           8,999
     1.90%, 12/30/04                     25,000          24,998
   Standard Chartered Bank,
     1.77%, 11/16/04                     15,000          15,000
   Svenska Handelsbanken Inc., New
     York Branch,
     1.20%, 11/8/04                      10,000          10,000
   Toronto Dominion Bank, New York
     Branch,
     1.12%, 12/29/04                     25,000          25,000
     1.28%, 4/5/05                       10,000           9,999
     2.20%, 6/10/05                      12,000          12,000
   UBS AG, Stamford Branch,
     1.42%, 10/21/04                     15,000          15,000
     1.75%, 12/8/04, FRN                 40,000          39,975
   Unicredito Italiano, London
     Branch,
     1.56%, 10/19/04                     19,000          19,000
     1.97%, 2/10/05                      16,000          16,000
  -------------------------------------------------------------
                                                      1,581,855
  -------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT
  -------------------------------------------------------------
  (COST $1,673,855)                                   1,673,855

  COMMERCIAL PAPER - 22.3%
  AUTO RECEIVABLES - 4.1%
   FCAR1, Owner Trust,
     1.58%, 10/15/04                     50,000          49,969
     1.54%, 10/18/04                     40,000          39,971
     1.91%, 2/15/05                      15,000          14,891
     2.01%, 3/3/05                       20,000          19,829
     2.00%, 3/7/05                       18,000          17,843

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  19    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  COMMERCIAL PAPER - 22.3% - CONTINUED
  AUTO RECEIVABLES - 4.1% - (CONTINUED)
   Ford Credit Floorplan Master
     Owner Trust A, Motown Funding
     LLC, Series 2002-1, (1)
     1.64%, 10/18/04                    $29,000         $28,978
     1.70%, 10/29/04                     25,000          24,967
     1.72%, 11/1/04                      68,000          67,899
     1.79%, 11/10/04                     30,000          29,940
  -------------------------------------------------------------
                                                        294,287
  -------------------------------------------------------------
  CREDIT CARD MASTER TRUSTS - 2.8%
   Citibank Credit Card Master
     Trust, Dakota Certificates,
     1.57%, 10/5/04                      24,000          23,996
     1.58%, 10/7/04                      55,000          54,985
     1.59%, 10/12/04                     20,000          19,990
     1.81%, 11/16/04                     15,000          14,965
   MBNA Credit Card Master Trust,
     Emerald Certificates, (1)
     1.59%, 10/5/04                      25,000          24,996
     1.62%, 10/13/04                     10,000           9,995
     1.71%, 10/28/04                      5,000           4,994
     1.81%, 11/23/04                     17,000          16,955
     1.90%, 12/7/04                      30,000          29,894
  -------------------------------------------------------------
                                                        200,770
  -------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 0.6%
   Banco Santander Central Hispano,
     2.08%, 3/22/05                      40,000          39,602
  -------------------------------------------------------------
  INTERNATIONAL RECEIVABLES - 0.2%
   Bills Securitization Ltd.,
     1.89%, 2/18/05                      17,000          16,875
  -------------------------------------------------------------
  MULTI-SELLER CONDUITS - 8.7%
   Amstel Funding Corp.,
     1.60%, 10/27/04                     25,000          24,971
     1.62%, 10/29/04                     10,000           9,987
     1.75%, 12/6/04                      10,000           9,968
     1.83%, 12/30/04                     16,000          15,927
     1.89%, 1/31/05                      18,000          17,885
     1.94%, 2/14/05                      20,000          19,853
     2.00%, 3/17/05                      30,000          29,722
     2.10%, 3/29/05                      18,000          17,812
   Amsterdam Funding Corp.,
     1.59%, 10/7/04                      20,000          19,995

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  COMMERCIAL PAPER - 22.3% - CONTINUED
  MULTI-SELLER CONDUITS - 8.7% - (CONTINUED)
   Apreco Corp.,
     1.61%, 10/6/04                     $16,000         $15,996
   Bryant Park Funding LLC,
     1.59%, 10/7/04                      15,000          14,996
     1.59%, 10/8/04 (1)                  12,000          11,996
     1.60%, 10/12/04                      7,000           6,997
   Charta Corp.,
     1.61%, 10/14/04                     30,000          29,983
   Clipper Receivables Corp.,
     1.75%, 10/20/04                     15,000          14,986
   Crown Point Capital Co.,
     1.66%, 11/3/04                      35,000          34,947
   Edison Asset Securitization
     Corp.,
     1.62%, 10/20/04                     20,000          19,983
     1.84%, 12/13/04                     45,000          44,832
     2.00%, 3/15/05                      55,000          54,496
   Eiffel Funding LLC,
     1.55%, 10/15/04 (1)                 12,000          11,993
     1.60%, 10/25/04                     17,000          16,982
   Legacy Capital LLC,
     2.03%, 3/4/05                       16,000          15,861
   Lexington Parker Capital,
     1.70%, 10/14/04, FRN                13,000          12,999
     1.66%, 11/3/04                       7,000           6,989
     1.73%, 12/1/04, FRN                 18,000          17,999
     1.98%, 3/1/05 (1)                   40,000          39,668
   Liberty Street Funding Co., (1)
     1.60%, 10/4/04                      30,000          29,996
   Sheffield Receivables Corp.,
     1.79%, 10/25/04                      6,000           6,000
   Thames Asset Global
     Securitization Corp.,
     1.66%, 11/10/04                      8,000           7,985
   Thunder Bay Funding, Inc.,
     1.66%, 11/8/04                      15,244          15,217
   Victory Receivables Corp.,
     1.81%, 10/26/04 (1)                 15,000          14,981
     1.67%, 11/12/04                     10,000           9,981
     1.85%, 12/13/04                     10,000           9,963
  -------------------------------------------------------------
                                                        631,946
  -------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    20    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  COMMERCIAL PAPER - 22.3% - CONTINUED
  NONDEPOSITORY PERSONAL CREDIT - 1.9%
   General Electric Capital Corp.,
     1.14%, 10/4/04                     $20,000         $19,998
     1.66%, 11/19/04                     75,000          74,831
     1.99%, 3/8/05                       45,000          44,607
  -------------------------------------------------------------
                                                        139,436
  -------------------------------------------------------------
  OTHER RECEIVABLES - 0.6%
   Thornburg Mortgage Capital
     Resources,
     1.75%, 10/12/04                      5,000           4,997
     1.83%, 10/15/04                     20,000          19,986
     1.86%, 10/28/04                     17,000          16,976
  -------------------------------------------------------------
                                                         41,959
  -------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 3.2%
   CC U.S.A., Inc.,
     1.67%, 11/15/04 (1)                  8,000           7,983
     2.02%, 3/10/05                      25,000          24,776
   Dorada Finance, Inc., (1)
     1.65%, 11/1/04                      20,000          19,972
   Grampian Funding Ltd.,
     1.57%, 10/4/04                      22,000          21,997
     1.85%, 12/13/04                     45,000          44,831
     1.77%, 12/29/04                     12,000          11,947
   Mane Funding Corp.,
     1.67%, 11/16/04                      8,000           7,983
   Perry Global Funding LLC,
     1.57%, 10/21/04                     10,000           9,991
   Solitaire Funding LLC,
     1.63%, 10/15/04                      8,000           7,995
   Surrey Funding Corp.,
     1.64%, 10/22/04                     16,000          15,985
   White Pine Finance LLC,
     1.62%, 10/4/04, FRN                 15,000          14,999
     1.71%, 10/15/04, FRN                18,000          17,999
     1.79%, 10/28/04, FRN                 5,000           5,000
     2.04%, 3/22/05                      20,212          20,015
  -------------------------------------------------------------
                                                        231,473
  -------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  COMMERCIAL PAPER - 22.3% - CONTINUED
  TRANSPORTATION EQUIPMENT - 0.2%
   Toyota Motor Credit Corp.,
     1.60%, 11/5/04                     $14,000         $13,978
  -------------------------------------------------------------
  TOTAL COMMERCIAL PAPER
  -------------------------------------------------------------
  (COST $1,610,326)                                   1,610,326

  CORPORATE NOTES/BONDS - 20.5%
  BANK HOLDING COMPANIES - 0.7%
   JP Morgan Chase & Co., FRN,
     1.99%, 11/24/04                     26,000          26,032
   Wells Fargo & Co., FRN,
     1.62%, 10/1/04                      25,000          25,000
  -------------------------------------------------------------
                                                         51,032
  -------------------------------------------------------------
  DOMESTIC DEPOSITORY INSTITUTIONS - 3.4%
   American Express Bank, FRN,
     1.80%, 10/29/04                     10,000           9,999
   American Express Centurion Bank,
     FRN,
     1.71%, 10/12/04                     27,000          27,000
     1.80%, 10/25/04                     15,000          15,000
     1.80%, 10/26/04                     14,000          14,000
   Bank One N.A., FRN,
     1.72%, 11/3/04                      47,000          47,013
     1.88%, 12/15/04                     15,000          15,004
   Fifth Third Bank, FRN,
     1.68%, 10/18/04                      6,000           5,999
   Marshall & Ilsley,
     5.25%, 12/15/04                     25,000          25,207
   National City Bank, Cleveland,
     FRN,
     1.58%, 10/1/04                      14,000          13,996
     1.77%, 10/19/04                     16,000          16,000
     1.68%, 11/9/04                      13,000          13,002
     1.66%, 11/19/04                     27,000          26,997
   U.S. Bank, N.A.,
     1.27%, 1/10/05                      15,000          15,000
  -------------------------------------------------------------
                                                        244,217
  -------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 1.2%
   HBOS Treasury Services PLC, FRN,
     (1)
     1.71%, 10/29/04                     20,000          20,013
     1.89%, 12/10/04                      8,000           8,004
   Nationwide Building Society,
     FRN, (1)
     1.96%, 12/28/04                     20,000          20,000

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  21    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  CORPORATE NOTES/BONDS - 20.5% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 1.2% - (CONTINUED)
   Royal Bank of Canada, FRN,
     1.72%, 10/12/04                    $24,000         $24,002
   Westpac Banking Corp., FRN,
     1.85%, 12/13/04                     15,000          15,000
  -------------------------------------------------------------
                                                         87,019
  -------------------------------------------------------------
  INSURANCE CARRIERS - 1.6%
   Allstate Life Global Funding II,
     FRN, (1)
     1.82%, 10/18/04                     25,000          25,000
   ASIF Global Financing XV, FRN,
     (1)
     1.99%, 12/2/04                      44,000          44,086
   MET Life GIC Backed, FRN, (1)
     1.80%, 10/15/04                     50,000          50,000
  -------------------------------------------------------------
                                                        119,086
  -------------------------------------------------------------
  NONDEPOSITORY BUSINESS CREDIT - 0.3%
   CIT Group, Inc., FRN,
     2.10%, 10/29/04                     20,000          20,068
  -------------------------------------------------------------
  NONDEPOSITORY PERSONAL CREDIT - 4.2%
   American Express Credit, FRN,
     1.77%, 10/15/04                     10,000          10,003
   American General Finance Corp.,
     FRN,
     2.29%, 12/17/04                     15,000          15,013
   American Honda Finance Corp.,
     FRN, (1)
     1.58%, 10/22/04                      8,000           8,000
     1.64%, 11/4/04                      10,000           9,998
   General Electric Capital Corp.,
     FRN,
     1.84%, 10/4/04                      50,000          50,034
     1.84%, 10/12/04                     35,000          35,024
     1.82%, 11/3/04                      19,000          19,012
     2.01%, 12/15/04                     42,050          42,086
   SLM Corp., FRN, (1)
     1.52%, 10/1/04                      50,000          50,000
   Toyota Motor Credit Corp., FRN,
     1.87%, 12/23/04                     65,000          65,000
  -------------------------------------------------------------
                                                        304,170
  -------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  CORPORATE NOTES/BONDS - 20.5% - CONTINUED
  SECURITY AND COMMODITY BROKERS - 7.0%
   Bear Stearns, FRN,
     1.72%, 10/5/04                     $20,000         $20,000
   Goldman Sachs Group, Inc.,
     1.37%, 10/29/04                     60,000          60,000
     2.08%, 3/16/05                      85,000          85,000
     2.17%, 3/28/05                      20,000          20,000
   Lehman Brothers Holdings, FRN,
     1.73%, 10/22/04                      8,000           8,008
     1.90%, 10/22/04                     80,000          80,000
   Merrill Lynch & Co., MTN, FRN,
     1.70%, 10/4/04                      40,000          40,000
     1.88%, 10/12/04                     35,000          35,036
     1.84%, 10/28/04                      8,000           8,011
     1.90%, 11/23/04                     16,000          16,022
     2.26%, 12/10/04                      6,000           6,016
     2.27%, 12/13/04                     10,000          10,030
   Morgan Stanley & Co., FRN,
     1.76%, 10/15/04                     22,000          22,000
     1.85%, 10/27/04                     92,800          92,804
  -------------------------------------------------------------
                                                        502,927
  -------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 2.1%
   Beta Finance, Inc., MTN, FRN,
     (1)
     1.54%, 10/15/04                     39,000          38,999
     1.70%, 10/15/04                     38,000          37,991
     1.79%, 10/18/04                     10,000          10,001
   CC U.S.A., Inc., MTN, FRN, (1)
     1.69%, 10/12/04                     19,000          19,004
     1.66%, 11/22/04                     25,000          24,997
   Dorada Finance, Inc., FRN, (1)
     1.91%, 10/1/04                      15,000          15,005
     1.63%, 11/15/04                     12,000          11,999
  -------------------------------------------------------------
                                                        157,996
  -------------------------------------------------------------
  TOTAL CORPORATE NOTES/BONDS
  -------------------------------------------------------------
  (COST $1,486,515)                                   1,486,515

  EURODOLLAR TIME DEPOSITS - 7.5%
  DOMESTIC DEPOSITORY INSTITUTIONS - 0.8%
   Manufacturers & Traders Trust
     Co.,
     1.90%, 10/1/04                      57,000          57,000
  -------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    22    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  EURODOLLAR TIME DEPOSITS - 7.5% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 6.7%
   Banco Espanol de Credito,
     Madrid,
     1.57%, 10/19/04                    $13,000         $13,000
   Banco Popular Espanol, Madrid,
     1.75%, 12/9/04                       7,000           7,000
     2.05%, 3/10/05                      10,000          10,000
     2.02%, 3/21/05                      25,000          25,000
   Bank Nederlandse Gemeenten, The
     Hague,
     1.17%, 10/7/04                      12,000          12,000
   Barclays Bank, London,
     1.91%, 10/1/04                     100,000         100,000
   Dexia Bank Belgium, Brussels,
     2.00%, 3/7/05                       20,000          20,000
   Dexia Credit Local de France,
     Paris,
     1.16%, 10/6/04                      15,000          15,000
   HBOS Treasury Services, London,
     2.02%, 3/9/05                       15,000          15,000
   ING Belgium, Brussels,
     1.90%, 10/1/04                      60,000          60,000
   KBC Bank, Dublin,
     1.62%, 10/29/04                     10,000          10,000
   Lloyds Bank, London,
     2.04%, 3/10/05                      25,000          25,000
   Rabobank Nederland, London,
     1.91%, 10/1/04                      23,436          23,436
   Societe Generale, Grand Cayman,
     1.90%, 10/1/04                      80,000          80,000
   Standard Chartered Bank, London,
     1.64%, 10/19/04                     30,000          30,000
   Svenska Handelsbanken,
     Stockholm,
     1.55%, 10/15/04                     13,000          13,000
   Swedbank, Stockholm,
     1.58%, 10/4/04                      25,000          25,000
  -------------------------------------------------------------
                                                        483,436
  -------------------------------------------------------------
  TOTAL EURODOLLAR TIME DEPOSITS
  -------------------------------------------------------------
  (COST $540,436)                                       540,436

  MUNICIPAL INVESTMENTS - 1.8%
  ADMINISTRATION OF ENVIRONMENTAL AND HOUSING - 0.2%
   State of Texas G.O. Taxable,
     VRN, Veteran's Land Refunding
     Bonds,
     1.82%, 10/7/04                      14,960          14,960
  -------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 1.8% - CONTINUED
  BUSINESS SERVICES - 0.4%
   Bonbright Distributors, Inc.
     VRDN,
     1.89%, 10/7/04                      $3,675          $3,675
   FBC Chemical Corp. Taxable VRDN,
     Series 2000 (National City
     Bank LOC),
     1.89%, 10/7/04                       2,825           2,825
   JCM Properties, L.P. VRDN,
     Series 1998,
     1.89%, 10/7/04                       2,105           2,105
   KBL Capital Fund, Inc., Series A
     (First of America LOC), (1)
     1.86%, 10/7/04                       5,010           5,010
   Malone College Project Taxable
     VRDN (National City Bank LOC),
     1.89%, 10/7/04                       2,025           2,025
   Mubea, Inc. Project Taxable
     VRDN, Series 1998,
     1.88%, 10/7/04                       4,400           4,400
   Schreiber Industrial Park -
     North Co. Taxable VRDN, Series
     1997,
     1.89%, 10/7/04                       4,545           4,545
   Smith Clinic Project VRDN,
     Series 2000,
     1.89%, 10/7/04                       5,240           5,240
  -------------------------------------------------------------
                                                         29,825
  -------------------------------------------------------------
  DOMESTIC DEPOSITORY INSTITUTIONS - 0.0%
   Mubea, Inc. Project Taxable
     VRDN, Series 1999,
     1.40%, 10/7/04                       3,000           3,000
  -------------------------------------------------------------
  ENGINEERING ACCOUNTING - 0.1%
   California PCR Environmental
     Improvement Taxable CP, Series
     1997, Browning Ferris Project,
     1.82%, 10/7/04                      10,000          10,000
  -------------------------------------------------------------
  EXECUTIVE, LEGISLATIVE & GENERAL GOVERNMENT - 0.4%
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2004D,
     1.87%, 10/7/04                      10,000          10,000
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2002A,
     1.87%, 10/7/04                      16,500          16,500

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  23    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  MUNICIPAL INVESTMENTS - 1.8% - CONTINUED
  EXECUTIVE, LEGISLATIVE & GENERAL
    GOVERNMENT - 0.4% - (CONTINUED)
   State of Texas G.O. Taxable
     Bonds, Series B,
     1.84%, 10/7/04                      $3,020          $3,020
  -------------------------------------------------------------
                                                         29,520
  -------------------------------------------------------------
  HEALTH SERVICES - 0.4%
   Healthcare Network Properties,
     LLC Loan Program VRN, Series
     1999A (National City Bank
     LOC),
     1.89%, 10/7/04                      17,750          17,750
   Integris Health, Inc. Taxable
     VRDB,
     1.90%, 10/7/04                      12,060          12,060
  -------------------------------------------------------------
                                                         29,810
  -------------------------------------------------------------
  MEMBERSHIP ORGANIZATIONS - 0.1%
   American Association of Retired
     Persons VRDN,
     1.80%, 10/7/04                       4,700           4,700
  -------------------------------------------------------------
  REAL ESTATE - 0.1%
   Wilmington Pike LLC Project
     Taxable VRDN, Series 2000,
     1.89%, 10/7/04                       3,005           3,005
  -------------------------------------------------------------
  WHOLESALE TRADE - DURABLE GOODS - 0.1%
   Jackson County, Georgia, IDA,
     Taxable Revenue Bonds, Series
     2002, John W. Rooker, LLC
     Project,
     1.80%, 10/7/04                       5,860           5,860
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $130,680)                                       130,680

  U.S. GOVERNMENT AGENCIES - 4.3% (2)
  FANNIE MAE - 3.0%
   FNMA Discount Note,
     1.53%, 10/20/04                     35,000          34,972
   FNMA FRN,
     1.56%, 11/6/04                      60,000          59,942
     1.74%, 12/9/04                      70,000          69,949
   FNMA Note,
     1.55%, 5/4/05                       50,000          50,000
  -------------------------------------------------------------
                                                        214,863
  -------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 4.3% (2) - CONTINUED
  FEDERAL HOME LOAN BANK - 1.3%
   FHLB FRN,
     1.53%, 10/5/04                     $35,000         $35,000
   FHLB Notes,
     1.55%, 12/8/04                      20,000          20,000
     1.50%, 2/28/05                      25,000          25,000
     1.45%, 3/11/05                      18,000          18,000
  -------------------------------------------------------------
                                                         98,000
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $312,863)                                       312,863

  -------------------------------------------------------------
  INVESTMENTS, AT AMORTIZED COST
  -------------------------------------------------------------
  ($5,895,318)                                        5,895,318

  REPURCHASE AGREEMENTS - 18.5%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 1.1%
   Bank of America Securities LLC,
     dated 9/30/04, repurchase
     price $27,394
     1.72%, 10/1/04                      27,393          27,393
   Morgan Stanley & Co., dated
     9/30/04, repurchase price
     $18,263
     1.73%, 10/1/04                      18,262          18,262
   Societe Generale - New York
     Branch, dated 9/30/04,
     repurchase price $9,131
     1.74%, 10/1/04                       9,131           9,131
   UBS Securities LLC, dated
     9/30/04, repurchase price
     $27,394
     1.74%, 10/1/04                      27,392          27,392
  -------------------------------------------------------------
                                                         82,178
  -------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        (000S)         (000S)
  REPURCHASE AGREEMENTS - 18.5% - CONTINUED
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
  SECURITIES)
  REPURCHASE AGREEMENTS - 17.4%
   Bank of America Securities LLC,
     dated 9/30/04, repurchase
     price $150,008
     1.89%, 10/1/04                    $150,000        $150,000
   Bear Stearns Inc., dated
     9/30/04, repurchase price
     $75,004
     1.94%, 10/1/04                      75,000          75,000
   Credit Suisse First Boston
     Corp., dated 9/30/04,
     repurchase price $200,011
     1.89%, 10/1/04                     200,000         200,000
   Goldman Sachs & Co., Inc., dated
     9/30/04, repurchase price
     $150,008
     1.92%, 10/1/04                     150,000         150,000
   Goldman Sachs & Co., Inc., dated
     9/28/04, repurchase price
     $150,023
     1.83%, 10/5/04                     150,000         150,000
   Lehman Brothers Inc., dated
     9/30/04, repurchase price
     $105,148
     1.91%, 10/1/04                     105,142         105,142
   Merrill Lynch, dated 9/30/04,
     repurchase price $175,009
     1.90%, 10/1/04                     175,000         175,000
   UBS Securities LLC, dated
     9/30/04, repurchase price
     $250,013
     1.90%, 10/1/04                     250,000         250,000
  -------------------------------------------------------------
                                                      1,255,142
  -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  -------------------------------------------------------------
  (COST $1,337,320)                                   1,337,320

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.0%
  -------------------------------------------------------------
  (COST $7,232,638) (3)                               7,232,638
     Other Assets less
         Liabilities - 0.0%                               3,419
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                 $7,236,057

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to approximately $810,450,000 or 11.2% of net assets.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The cost for federal income tax purposes was $7,232,638.

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  25    MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7%
  ALABAMA - 0.5%
   Decatur Industrial Development
     Board Solid Waste Disposal
     VRDB, Series 1995 (AMT),
     Amoco Chemical Co. Project
     (BP PLC Gtd.),
     1.79%, 10/1/04                     $9,800          $9,800
   Eutaw Industrial Development
     Board Pollution Control VRDB,
     Green County Project
     (Mississippi Power Co. Gtd.),
     1.81%, 10/1/04                      6,550           6,550
   McIntosh Industrial Development
     Board Environment Facilities
     Refunding Bonds, Series 1998D
     (AMT), CIBA Specialty
     Chemicals Corp. (CIBA
     Specialty Chemicals Corp.
     Gtd.),
     1.75%, 10/1/04                      2,700           2,700
   Mobile Spring Hill College
     VRDB, Series 2004B, Spring
     Hill College Project (Regions
     Bank LOC),
     1.70%, 10/7/04                      5,200           5,200
  ------------------------------------------------------------
                                                        24,250
  ------------------------------------------------------------
  ALASKA - 0.8%
   Alaska International Airports
     Revenue VRDB, Series 1999-I
     (AMT), Wachovia MERLOTS
     (AMBAC Insured), (1)
     1.79%, 10/7/04                      3,750           3,750
   Anchorage Higher Education
     Revenue Refunding Bonds VRDB,
     Series 1993, Alaska Pacific
     University (Bank of America
     LOC),
     1.73%, 10/7/04                      6,090           6,090
   North Slope Borough VRDB,
     Series 2001 (AMT), BP
     Exploration Inc. Project (BP
     PLC Gtd.),
     1.79%, 10/1/04                     28,900          28,900
  ------------------------------------------------------------
                                                        38,740
  ------------------------------------------------------------
  ARIZONA - 1.1%
   Apache County IDA VRDN, Series
     1996 (AMT), Imperial
     Components Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     1.83%, 10/7/04                        900             900

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ARIZONA - 1.1% - (CONTINUED)
   Maricopa County IDA SFM Revenue
     Bonds, Series 2001-2B,
     Wachovia MERLOTS Series
     2001-A126 (Colld. by U.S.
     Government Securities), (1)
     1.79%, 10/7/04                       $855            $855
   Phoenix Civic Improvement Corp.
     Water System Revenue BAN,
     Series 2003B
     (Dexia Credit LOC),
     1.50%, 3/10/05                      1,400           1,400
   Phoenix IDA Multifamily Housing
     Revenue Bonds, Series 1999,
     Southwest Village Apartments
     Project (Colld. by FNMA
     Securities),
     1.69%, 10/7/04                      7,200           7,200
   Phoenix IDA SFM, Series 2001-2A
     (AMT), Merrill Lynch P-Floats
     PT-1344, (1)
     1.74%, 10/7/04                      3,435           3,435
   Pima County IDA, Series 2002A,
     La Posada Project Senior
     Living Facilities (LaSalle
     Bank LOC),
     1.69%, 10/7/04                     17,745          17,745
   Salt River Project System
     Revenue Refunding Bonds,
     Citicorp Eagle Trust Series
     2002A, (1)
     1.75%, 10/7/04                      8,000           8,000
   Tempe IDA Senior Living Revenue
     Bonds, Series 2002C,
     Friendship Village Project
     (LaSalle Bank LOC),
     1.69%, 10/7/04                     10,000          10,000
  ------------------------------------------------------------
                                                        49,535
  ------------------------------------------------------------
  ARKANSAS - 0.4%
   Arkansas Development Finance
     Authority VRDB, Series 2000
     (AMT), ENSCO, Inc. Project
     (Wachovia Bank LOC),
     1.76%, 10/7/04                      7,000           7,000
   Benton County Public Facilities
     Board VRDB, Series 2002
     (AMT), Bentonville Apartments
     (FHLMC Gtd.),
     1.74%, 10/7/04                      9,500           9,500
  ------------------------------------------------------------
                                                        16,500
  ------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 4.9%
   California Department of Water
     Resources VRDB, Series
     2002C7, Power Supply Revenue
     (FSA Corp. Insured),
     1.73%, 10/7/04                    $11,650         $11,650
   California Department of Water
     Resources VRDB, Series
     2002C9, Power Supply Revenue
     (Citibank LOC),
     1.70%, 10/7/04                     19,700          19,700
   California State Economic
     Recovery Bonds, Series
     2004C1, (BNP Paribas LOC),
     1.70%, 10/7/04                     70,900          70,900
   Charter Mac Floater
     Certificates, Series 2001
     (AMT), California-2 (MBIA
     Insured), (1)
     1.79%, 10/7/04                     31,900          31,900
   Contra Costa County Multifamily
     Housing VRDB, Series 2003B
     (AMT), Creekview Apartments
     (FHLMC LOC),
     1.73%, 10/7/04                     14,500          14,500
   Emeryville Redevelopment Agency
     VRDB, Series 2002A (AMT), Bay
     Street Apartments
     (Key Bank LOC),
     1.72%, 10/7/04                     18,000          18,000
   Los Angeles Convention and
     Exhibition Center Authority
     Lease Revenue Bond, Series
     2003B1 (AMBAC Insured),
     1.69%, 10/7/04                     13,500          13,500
   Los Angeles Department of Water
     and Power VRDB, Series
     2001B-1,
     1.68%, 10/1/04                         50              50
   SunAmerica Pool Multifamily
     (AMT), Series 2001-1, Class A
     Certificate (FHLMC Gtd.), (1)
     1.75%, 10/7/04                     45,415          45,415
  ------------------------------------------------------------
                                                       225,615
  ------------------------------------------------------------
  COLORADO - 2.7%
   Castle Pines North Metropolitan
     District VRDB, Series 1999,
     Limited Tax G.O. Bonds
     (U.S. Bank LOC),
     1.82%, 10/7/04                      2,550           2,550

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  COLORADO - 2.7% - (CONTINUED)
   City of Greenwood Village VRDB,
     Series 2003, Fiddlers
     Business Improvement District
     (U.S. Bank LOC),
     1.82%, 10/7/04                     $3,000          $3,000
   Colorado Education & Cultural
     Facilities Authority, Series
     1999, St. Mary's Academy
     Project (Bank One LOC),
     1.85%, 10/7/04                      5,000           5,000
   Colorado Education & Cultural
     Facilities Authority, Series
     2000, Vail Mountain School
     Project (KeyBank LOC),
     1.80%, 10/7/04                      5,000           5,000
   Colorado Education & Cultural
     Facilities Authority, Series
     2001, Denver Museum Project
     (Bank One LOC),
     1.70%, 10/7/04                      7,700           7,700
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Metal Sales
     Manufacturing Corp. Project
     (U.S. Bank LOC),
     1.88%, 10/7/04                      1,500           1,500
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Walker Manufacturing
     Co. Project (Bank One LOC),
     1.90%, 10/7/04                      3,165           3,165
   Colorado HFA Revenue Bonds
     (AMT), Genesis Innovations
     LLC (Bank One LOC),
     2.04%, 10/7/04                      1,675           1,675
   Colorado HFA Revenue Bonds
     (AMT), Wachovia MERLOTS
     Series 2002A6 (MBIA
     Insured), (1)
     1.79%, 10/7/04                      6,995           6,995
   Colorado HFA SFM Revenue Bonds,
     Series 2001C2, Roaring Fork
     Trust Receipts Series
     2001-6A, (1)
     1.84%, 10/7/04                      6,700           6,700
   Colorado HFA SFM Revenue Bonds,
     Wachovia MERLOTS Series
     2001-A2 (AMT), (1)
     1.79%, 10/7/04                      2,985           2,985

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  27    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  COLORADO - 2.7% - (CONTINUED)
   Denver Airport System Revenue
     VRDB, Series 2000A (AMT),
     Merrill Lynch P-Floats PA-763
     (AMBAC Insured), (1)
     1.78%, 10/7/04                     $4,995          $4,995
   Denver Airport System Revenue
     VRDB, Series 2002C (AMT),
     Airport Revenue Refunding
     Bonds (Soc Gen LOC),
     1.80%, 10/7/04                     18,700          18,700
   Denver Single Family VRDB,
     Series 2004A (AMT), Draw Down
     (General Electric Capital
     Corp. Gtd.),
     1.81%, 10/25/04                    23,292          23,292
   Eagle County Metropolitan
     District VRDB, Series 1999B,
     Eagle Ranch Golf Course
     Enterprise (Fleet National
     Bank LOC),
     1.74%, 10/7/04                      6,585           6,585
   Pitkin County IDA Bonds (AMT),
     Aspen Skiing Co. Project
     (Bank One LOC),
     Series 1994A,
     1.72%, 10/1/04                      1,300           1,300
     Series 1994B,
     1.77%, 10/1/04                      7,500           7,500
   Summit County Recreational
     Facilities Revenue Bond,
     Series 1992, Copper Mountain
     (Bank of Nova Scotia LOC),
     1.78%, 10/7/04                     10,425          10,425
   Summit County School District
     No. 1 TAN, Series 2004,
     2.00%, 6/30/05                      7,000           7,025
  ------------------------------------------------------------
                                                       126,092
  ------------------------------------------------------------
  CONNECTICUT - 0.6%
   Connecticut HFA (AMT), Series
     2003F-2,
     1.20%, 12/22/04                    27,000          27,000
  ------------------------------------------------------------
  DELAWARE - 0.4%
   Delaware EDA VRDB, Series 1998A
     (AMT), Solid Waste Disposal &
     Sewer (Ciba Specialty Corp.
     Gtd.),
     1.75%, 10/1/04                      4,150           4,150

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  DELAWARE - 0.4% - (CONTINUED)
   New Castle County Airport
     Revenue Bonds, Series 2002
     (AMT), Flightsafety
     International, Inc. Project
     (Berkshire Hathaway, Inc.
     Gtd.),
     1.74%, 10/7/04                    $16,615         $16,615
  ------------------------------------------------------------
                                                        20,765
  ------------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.6%
   District of Columbia
     Metropolitan Airport
     Authority Revenue Bonds
     (AMT), Citigroup ROCS No. 54
     (MBIA Insured), (1)
     1.84%, 10/7/04                      2,495           2,495
   District of Columbia Revenue
     Bonds, Henry J. Kaiser
     Foundation (Kaiser Family
     Foundation Gtd.),
     1.73%, 10/7/04                     10,100          10,100
   District of Columbia Revenue
     Bonds, Series 1998, Lowell
     School, Inc. Project
     (Wachovia Bank LOC),
     1.74%, 10/7/04                      2,705           2,705
   District of Columbia Water &
     Sewer Authority VRDB, Series
     1998, Citibank Eagle Trust
     985201 (FSA Corp.
     Insured), (1)
     1.75%, 10/7/04                      3,300           3,300
   District of Columbia Water &
     Sewer Revenue Bonds, Citicorp
     Eagle Trust 8121A
     (FSA Corp. Insured), (1)
     1.75%, 10/7/04                      7,590           7,590
  ------------------------------------------------------------
                                                        26,190
  ------------------------------------------------------------
  FLORIDA - 4.1%
   Adventist Health System-Sunbelt
     Inc. VRDB, Series 2000A,
     Accounts Receivable Program
     (MBIA Insured),
     1.69%, 10/7/04                     26,250          26,250
   Alachua County Health
     Facilities and Continuing
     Care VRDB, Series 2002A, Oak
     Hammock University Project
     (BNP Paribas LOC),
     1.72%, 10/1/04                      3,200           3,200

See Notes to the Financial Statements.

MONEY MARKET FUNDS    28    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  FLORIDA - 4.1% - (CONTINUED)
   Capital Trust Agency - Air
     Cargo VRDB, Series 2004A
     (AMT), Aero Miami FX LLC
     Project (Bank One LOC),
     1.75%, 10/7/04                     $8,400          $8,400
   Dade County Special Obligation
     Refunding Bonds, Morgan
     Stanley Floating Rate Trust
     Certificates, Series 2000-415
     (AMBAC Insured), (1)
     1.15%, 3/3/05                       8,995           8,995
   Duval County Housing Revenue
     Bonds, Series 2003 (AMT),
     Camri Green Apartments (FNMA
     LOC),
     1.74%, 10/7/04                      3,000           3,000
   Florida Board of Education
     Capital Outlay Revenue Bonds,
     Citicorp Eagle Trust Series
     20000902, (1)
     1.75%, 10/7/04                      4,550           4,550
   Florida Department of Juvenile
     Justice COP, Wachovia MERLOTS
     Series 2000-000 (MBIA
     Insured), (1)
     1.74%, 10/7/04                      6,005           6,005
   Florida Higher Education
     Facilities Finance Authority
     VRDB, Series 2003, St. Thomas
     University Project
     (SunTrust Bank LOC),
     1.76%, 10/1/04                      1,080           1,080
   Florida Housing Finance Corp.
     Revenue VRDB (AMT), Merrill
     Lynch P-Floats PT-451,
     Homeowner Mortgage Services
     (FSA Corp. Insured), (1)
     1.77%, 10/7/04                      1,820           1,820
   Highlands County Health
     Facilities Authority VRDB,
     Series 1996A, Adventist
     Health System (MBIA Insured),
     1.69%, 10/7/04                     10,100          10,100
   Highlands County Health
     Facilities Authority VRDB,
     Series 1996A, Adventist
     Health System - Sunbelt
     (SunTrust Bank LOC),
     1.69%, 10/7/04                     15,690          15,690

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  FLORIDA - 4.1% - (CONTINUED)
   Hillsborough County Aviation
     Authority VRDB, Series 2003A,
     Wachovia MERLOTS Series
     2003-A18 (MBIA Insured), (1)
     1.79%, 10/7/04                     $3,975          $3,975
   Hillsborough County IDA VRDB,
     Series 2003, Allied Aerofoam
     Project (Wachovia Bank LOC),
     1.81%, 10/7/04                      3,790           3,790
   Jacksonville PCR Refunding
     Bonds, Series 1994, Florida
     Power & Light Project
     (Florida Power & Light Gtd.),
     1.41%, 10/5/04                      9,500           9,500
   Lake County IDA, Series 2002,
     Locklando Door & Millwork
     (Wachovia Bank LOC),
     1.81%, 10/7/04                      3,650           3,650
   Lee County IDA Health Care
     VRDB, Series 2002, Shell
     Point (Bank of America LOC),
     1.67%, 10/7/04                     10,500          10,500
   Lee Memorial Health System
     VRDB, Hospital Revenue,
     Series 1985D,
     1.73%, 10/7/04                     10,000          10,000
   Miami-Dade County HFA, Series
     2002-8 (AMT), Ward Towers
     Assisted (Bank of America
     LOC),
     1.75%, 10/7/04                      1,700           1,700
   Miami-Dade County IDA IDR
     Bonds, Series 2004 (AMT),
     Tarmac America Project (Bank
     of America LOC),
     1.75%, 10/7/04                      3,000           3,000
   Orange County Health Facility
     Revenue Bonds, Morgan Stanley
     Floating Rate Trust
     Certificates Series 17,
     Adventist-Health (AMBAC
     Insured), (1)
     1.79%, 10/7/04                     10,055          10,055
   Orange County Multifamily
     Housing VRDB, Series 1997,
     Palm Key Apartments Project
     (FHLMC LOC),
     1.71%, 10/7/04                      4,400           4,400

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  29    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  FLORIDA - 4.1% - (CONTINUED)
   Orlando Greater Aviation
     Authority VRDB, Series 2003A,
     Flightsafety International,
     Inc. Project (Berkshire
     Hathaway, Inc. Gtd.),
     1.77%, 10/7/04                     $5,000          $5,000
   Palm Beach County Health
     Facilities VRDB, Series 2001,
     Bethesda Healthcare System
     Project (SunTrust Bank LOC),
     1.76%, 10/1/04                        450             450
   Pinellas County Health
     Facilities Authority VRDB,
     Series 1985, Pooled Hospital
     Loan Program (AMBAC Insured),
     1.77%, 10/1/04                     20,255          20,255
   Pinellas County HFA VRDB,
     Series 2004, Alta Largo
     Apartments Project (Amsouth
     Bank Birmingham LOC),
     1.77%, 10/7/04                      5,000           5,000
   Polk County IDA Revenue Bonds,
     Series 2004, Lifepath Hospice
     Project (SunTrust Bank LOC),
     1.69%, 10/7/04                      3,000           3,000
   Sarasota County Public Hospital
     District Revenue Bond, Series
     1996A, Sarasota Memorial
     Hospital Project,
     1.65%, 11/19/04                     5,400           5,400
   St. Lucie County IDA Revenue,
     Series 2000, Freedom Plastics
     Project (LaSalle Bank LOC),
     1.76%, 10/7/04                      2,100           2,100
  ------------------------------------------------------------
                                                       190,865
  ------------------------------------------------------------
  GEORGIA - 5.7%
   Atlanta Airport Authority
     Revenue Bonds (AMT), Wachovia
     MERLOTS Series 2000CCC (FGIC
     Insured), (1)
     1.79%, 10/7/04                      5,800           5,800
   Atlanta Airport Authority
     Revenue Bonds (AMT), Wachovia
     MERLOTS Series 2004C14 (FSA
     Corp. Insured), (1)
     1.79%, 10/7/04                      4,000           4,000

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 5.7% - (CONTINUED)
   Atlanta Urban Residential
     Finance Authority Revenue
     Bonds, Series 2000 (AMT),
     Carver Redevelopment Project
     (SunTrust Bank LOC),
     1.77%, 10/7/04                     $1,200          $1,200
   Atlanta Urban Residential
     Finance Authority VRDB,
     Series 2001, Park Place South
     Project (SunTrust Bank LOC),
     1.69%, 10/7/04                      1,500           1,500
   Atlanta Urban Residential
     Finance Authority VRDB,
     Series 2002A (AMT), Auburn
     Glenn Apartments (Wachovia
     Bank LOC),
     1.76%, 10/7/04                      4,900           4,900
   Bibb County Development
     Authority VRDB, Series 2000,
     Trustees Mount De Sales
     Project (SunTrust Bank LOC),
     1.69%, 10/7/04                      3,800           3,800
   Burke County Development
     Authority PCR Bonds, Series
     1999, Oglethorpe Power Vogtle
     Project (AMBAC Insured),
     1.76%, 10/1/04                      1,300           1,300
   Burke County Development
     Authority PCR Bonds, Series
     2002, Oglethorpe Power Vogtle
     Project (MBIA Insured),
     1.76%, 10/1/04                      1,500           1,500
   Carollton County Housing
     Authority VRDB, Series 2003,
     Magnolia Lake Apartments
     (SunTrust Bank LOC),
     1.77%, 10/7/04                     11,920          11,920
   Clayton County Development
     Authority VRDB, Delta
     Airlines Project (General
     Electric Capital Corp. LOC),
     Series 2000B (AMT),
     1.76%, 10/7/04                     18,300          18,300
     Series 2000C (AMT),
     1.77%, 10/7/04                     39,355          39,355

See Notes to the Financial Statements.

MONEY MARKET FUNDS    30    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 5.7% - (CONTINUED)
   Clayton County Housing
     Authority VRDB, Series 2003A,
     Forest Club Estates Project
     (FHLB of San Francisco LOC),
     1.77%, 10/1/04                     $9,500          $9,500
   Cobb County Housing Authority
     VRDB, Series 2003 (AMT),
     Woodchase Village Apartments
     (Regions Bank LOC),
     1.77%, 10/7/04                      4,000           4,000
   De Kalb County Housing
     Authority VRDB, Series 2002A1
     (AMT), Mountain Crest
     Apartments Project (SunTrust
     Bank LOC),
     1.77%, 10/7/04                      4,000           4,000
   De Kalb County Multifamily
     Housing Authority VRDB,
     Series 2002 (AMT),
     Wesley Club Apartments
     (SunTrust Bank LOC),
     1.77%, 10/7/04                      3,000           3,000
   East Point Multifamily Housing
     Authority VRDB, Series 2004
     (AMT), Village Highlands
     Apartments (SunTrust Bank
     LOC),
     1.77%, 10/7/04                      3,000           3,000
   Fayette County Hospital
     Authority Revenue
     Anticipation Certificates,
     Series 2001, Fayette
     Community Hospital Project
     (SunTrust Bank LOC),
     1.69%, 10/7/04                      4,700           4,700
   Gainesville & Hall County
     Development Authority VRDB
     (AMT), Sheperd Construction
     Co. Project (SunTrust Bank
     LOC),
     1.82%, 10/7/04                      2,000           2,000
   Georgia Medical Center Hospital
     Authority VRDB, Series 2004,
     Spring Harbor at Green Island
     (HBOS Treasury Service LOC),
     1.69%, 10/7/04                      6,800           6,800

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 5.7% - (CONTINUED)
   Georgia State G.O. VRDB, (1)
     Eagle Trust Series 97C1001,
     1.75%, 10/7/04                    $15,500         $15,500
     Eagle Trust Series 97C1002,
     1.75%, 10/7/04                     15,100          15,100
     Eagle Trust Series 99D1002,
     1.75%, 10/7/04                     24,280          24,280
   Georgia State Ports Authority
     Bonds (AMT), Colonel Island
     Terminal Project (SunTrust
     Bank LOC),
     1.77%, 10/7/04                      3,500           3,500
   Gwinnet County Development
     Authority IDR Bonds (AMT),
     CBD Management LLC Project
     (Wachovia Bank LOC),
     1.81%, 10/7/04                      2,100           2,100
   Gwinnet County Housing
     Authority Revenue Bonds
     (AMT), Herrington Mill
     Apartments Project (SunTrust
     Bank LOC),
     1.77%, 10/7/04                      8,000           8,000
   Haralson County Development
     Authority IDR Bonds, Series
     1995 (AMT), Gold Kist, Inc.
     Project (Harris Trust &
     Savings LOC),
     1.80%, 10/7/04                      7,500           7,500
   Kennesaw Development Authority
     VRDB, Series 2004 (AMT),
     Walton Ridenour Apartments
     (SunTrust Bank LOC),
     1.77%, 10/7/04                      5,000           5,000
   Macon Water Authority Water and
     Sewer Revenue Bonds, Series
     2004,
     1.70%, 10/7/04                     10,535          10,535
   Monroe County Development
     Authority PCR Bonds, Series
     2002, Oglethorpe Power Corp.
     Project (MBIA Insured),
     1.76%, 10/1/04                      4,640           4,640
   Richmond County Authority
     Revenue Anticipation
     Certificates, Series 2003,
     University Health Services,
     Inc. Project (SunTrust Bank
     LOC),
     1.69%, 10/7/04                      4,400           4,400

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  31    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 5.7% - (CONTINUED)
   Rockdale County Hospital
     Authority RAN, Series 2002,
     Rockdale Hospital (SunTrust
     Bank LOC),
     1.69%, 10/7/04                     $8,235          $8,235
   Savannah EDA Revenue VRDN,
     Series 1997 (AMT), Georgia
     Kaolin Terminals (Bank of
     America LOC),
     1.75%, 10/7/04                      5,000           5,000
   Smyrna Multifamily Housing
     VRDB, Series 1995, Post
     Valley Project (Colld. By
     FNMA Securities),
     1.69%, 10/7/04                     10,000          10,000
   Thomasville Hospital Authority
     Revenue Anticipation
     Certificates, Series 2003, JD
     Archibald Memorial Hospital
     Project (SunTrust Bank LOC),
     1.69%, 10/7/04                      5,500           5,500
   Waleska Downtown Development
     Authority Revenue Bonds,
     Reinhardt College Project
     (Regions Bank of Alabama
     LOC),
     1.73%, 10/7/04                      3,600           3,600
   Whitfield County IDA Revenue
     Bonds (AMT), H&S Whitting,
     Inc. Project (Bank of America
     LOC),
     1.75%, 10/7/04                      1,000           1,000
  ------------------------------------------------------------
                                                       264,465
  ------------------------------------------------------------
  HAWAII - 0.3%
   Hawaii Department of Finance
     VRDB, Series 2003D, Kahala
     Nui Project (LaSalle Bank
     LOC),
     1.69%, 10/7/04                      5,700           5,700
   Hawaii State G.O. Bonds,
     Citicorp Eagle Trust
     2000-1101 (FGIC Insured), (1)
     1.75%, 10/7/04                      6,000           6,000
  ------------------------------------------------------------
                                                        11,700
  ------------------------------------------------------------
  IDAHO - 0.4%
   Boise City Housing Authority
     VRDB, Series 2002B (AMT),
     Civic Plaza Housing Project
     (KeyBank LOC),
     1.87%, 10/7/04                     12,825          12,825

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  IDAHO - 0.4% - (CONTINUED)
   Idaho Housing and Financial
     Association SFM Revenue VRDB,
     Series 2004C,
     1.80%, 7/1/05                      $8,000          $8,000
  ------------------------------------------------------------
                                                        20,825
  ------------------------------------------------------------
  ILLINOIS - 13.9%
   Arlington Heights IDR Bonds,
     Series 1997 (AMT), 3E
     Graphics & Printing Project
     (Harris Trust & Savings Bank
     LOC),
     1.83%, 10/7/04                      1,975           1,975
   Aurora IDR Bonds, Series 2001
     (AMT), Kenson Industries,
     Inc. Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                      3,060           3,060
   Bolingbrook Will-Dupage County
     Special Service Area 2 VRDB,
     Series 2001B, Bloomfield West
     Project (Bank One LOC),
     1.80%, 10/7/04                      2,000           2,000
   Chicago 2nd Lien Revenue Bonds,
     Series 1998B (AMT), Midway
     Airport (MBIA Insured),
     1.75%, 10/1/04                      8,000           8,000
   Chicago Board of Education G.O.
     Bonds, Wachovia MERLOTS
     Series 2001-A47, School
     Reform (FGIC Insured), (1)
     1.74%, 10/7/04                      9,335           9,335
   Chicago Board of Education G.O.
     Unlimited VRDB, Series A PA
     616, School Reform Board
     (FGIC Insured), (1)
     1.74%, 10/7/04                      6,705           6,705
   Chicago Board of Education
     VRDB, Series 2000A, School
     Reform Board (FGIC
     Insured), (1)
     1.79%, 10/7/04                      6,200           6,200
   Chicago G.O. Project &
     Refunding Bonds, Series
     1998M, Bank of America
     Partnership (FGIC
     Insured), (1)
     1.79%, 10/7/04                     15,000          15,000
   Chicago G.O. Refunding VRDB,
     Series 1998, Citicorp Eagle
     Trust 981302 (FSA Corp.
     Insured), (1)
     1.75%, 10/7/04                     11,600          11,600

See Notes to the Financial Statements.

MONEY MARKET FUNDS    32    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Chicago IDR Bonds, Series 1998
     (AMT), Freedman Seating Co.
     Project (LaSalle Bank LOC),
     1.78%, 10/7/04                     $3,160          $3,160
   Chicago IDR VRDB, Series 2001
     (AMT), John Hofmeister & Sons
     (Harris Trust & Savings Bank
     LOC),
     1.83%, 10/7/04                      5,300           5,300
   Chicago Midway Airport Revenue
     VRDB, Series 1995 (AMT),
     American Transit Airline,
     Inc. Project (Bank One LOC),
     1.85%, 10/7/04                      5,900           5,900
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Churchview Supportive Living
     (Harris Trust & Savings LOC),
     1.83%, 10/7/04                      3,000           3,000
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Renaissance Center LP Project
     (Harris Trust & Savings Bank
     LOC),
     Series 1999A,
     1.83%, 10/7/04                      2,920           2,920
     Series 1999B,
     1.83%, 10/7/04                      2,200           2,200
   Chicago Multifamily Housing
     Revenue VRDB, Series 2004A,
     Central Station Project (FNMA
     LOC),
     1.75%, 10/7/04                     23,000          23,000
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2002 (AMT), O'Hare Technology
     Center II Project (LaSalle
     Bank LOC),
     1.78%, 10/7/04                      5,000           5,000
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2003 (AMT), Citigroup ROCS
     Series RR II R 239 (FSA Corp.
     Insured), (1)
     1.79%, 10/7/04                      5,200           5,200
   Chicago Park District G.O.
     VRDB, Wachovia MERLOTS Series
     2001-A61, Tax Park Project
     (FGIC Insured), (1)
     1.74%, 10/7/04                      7,110           7,110

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Chicago Park District TAW,
     Series 2004,
     3.00%, 5/2/05                     $10,000         $10,084
   Chicago School Reform Board
     G.O. VRDB, Series 1996, Bank
     of America (MBIA
     Insured), (1)
     1.79%, 10/7/04                     13,300          13,300
   Chicago SFM Revenue Bonds,
     Series 1998C1 (AMT), Merrill
     Lynch P-Floats PT-233, (1)
     1.78%, 10/7/04                      1,380           1,380
   Chicago SFM Revenue Bonds,
     Series 2001A (AMT), Roaring
     Fork LLC Series 2002-13
     (Colld. By Chicago SFM
     Revenue), (1)
     1.84%, 10/7/04                      4,960           4,960
   Chicago SFM Revenue Bonds,
     Series 2003-9 (AMT), Roaring
     Fork Municipal Products LLC
     (MBIA Insured), (1)
     1.79%, 10/7/04                     16,095          16,095
   Chicago SFM Revenue VRDB,
     Series C (AMT), Wachovia
     MERLOTS Series 2000-A31, (1)
     1.79%, 10/7/04                        325             325
   Chicago Tender Notes, Series
     2004 (State Street Bank &
     Trust LOC),
     1.05%, 1/13/05                     26,500          26,500
   Des Plaines City VRDB, Series
     1996 (AMT), Finzer Roller,
     Inc. Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                        930             930
   Elgin City Industrial Project
     Revenue VRDB (AMT), 1925
     Holmes Road Project (Harris
     Trust & Savings Bank LOC),
     1.83%, 10/7/04                      3,110           3,110
   Elgin City IDR VRDB, Series
     1996A (AMT), Bailey
     Development LLC Project
     (LaSalle Bank LOC),
     1.78%, 10/7/04                      2,400           2,400
   Elgin City IDR VRDB, Series
     1999 (AMT), Questek
     Manufacturing Corp. (Bank One
     LOC),
     1.90%, 10/7/04                      3,100           3,100

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  33    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Frankfort IDR VRDB, Series 1996
     (AMT), Bimba Manufacturing
     Co. Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                     $2,450          $2,450
   Fulton IDR VRDB, Series 1998
     (AMT), Drives, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     1.83%, 10/7/04                      3,375           3,375
   Illinois Development Finance
     Authority VRDB, Series 2001C,
     Northwestern Hospital
     (Evanston Northwestern
     Healthcare Gtd.),
     1.70%, 10/7/04                     11,700          11,700
   Illinois Development Finance
     Authority IDR VRDB, Series
     1997A (AMT), Randall Metals
     Corp. Project (LaSalle Bank
     LOC),
     2.00%, 10/7/04                      1,995           1,995
   Illinois Development Finance
     Authority IDR VRDB, Series
     1999 (AMT), Amtex Steel, Inc.
     Project (LaSalle Bank LOC),
     1.78%, 10/7/04                      4,900           4,900
   Illinois Development Finance
     Authority IDR VRDB, Series
     2000 (AMT), Olson
     International Limited Project
     (Bank One LOC),
     1.90%, 10/7/04                      1,330           1,330
   Illinois Development Finance
     Authority IDR VRDN (AMT),
     Bimba Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                      1,690           1,690
   Illinois Development Finance
     Authority Industrial Project
     Revenue VRDN, Series 1990
     (AMT), Solar Press, Inc.
     Project (LaSalle Bank LOC),
     1.78%, 10/7/04                      3,500           3,500
   Illinois Development Finance
     Authority PCR VRDN, Series
     1994, Uno-Ven Company Project
     (Bank One LOC),
     1.70%, 10/7/04                      6,800           6,800

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1984, Enterprise
     Office Campus (Colld. By U.S.
     Treasuries),
     1.40%, 12/1/04                     $5,950          $5,950
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1998 (AMT), Flying
     Food Fare, Inc. (Harris Trust
     & Savings Bank LOC),
     1.80%, 10/7/04                      2,900           2,900
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1994 (AMT), NU-Way
     Industries, Inc. Project
     (LaSalle Bank LOC),
     1.78%, 10/7/04                      1,000           1,000
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1999A, Presbyterian
     Home Lake (FSA Corp.
     Insured),
     1.70%, 10/7/04                     20,250          20,250
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1999D2, AMR Pooled
     Finance Program (Fifth Third
     Bank LOC),
     1.82%, 10/7/04                      6,750           6,750
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2001, Mount Carmel
     High School Project (Bank One
     LOC),
     1.70%, 10/7/04                      5,600           5,600
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2002, St. Augustine
     College Project (Bank One
     LOC),
     1.72%, 10/1/04                      1,100           1,100
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2004, Council for
     Jewish Elderly (LaSalle Bank
     LOC),
     1.69%, 10/7/04                      2,650           2,650
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2004, Robert Morris
     College (Bank One LOC),
     1.70%, 10/7/04                     11,675          11,675

See Notes to the Financial Statements.

MONEY MARKET FUNDS    34    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1989 (AMT), DE Akin
     Seed Co. (Bank One LOC),
     1.84%, 10/7/04                     $1,050          $1,050
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 2001 (AMT), Val-Matic
     (LaSalle Bank LOC),
     1.78%, 10/7/04                      6,465           6,465
   Illinois Development Finance
     Authority VRDB, Series 1997,
     Rest Haven Illiana Christian
     Convalescent Home (FHLMC
     LOC),
     2.04%, 10/7/04                      4,700           4,700
   Illinois Development Finance
     Authority VRDB, Children's
     Home (Bank One LOC),
     1.70%, 10/7/04                      5,600           5,600
   Illinois Development Finance
     Authority VRDN, Series 1997
     (AMT), Ciccone Food Products,
     Inc. (Harris Trust & Savings
     Bank LOC),
     1.83%, 10/7/04                      4,100           4,100
   Illinois Development Finance
     Authority Revenue VRDN,
     Series 1999A (AMT), Nuevo
     Hombres LLC Project
     (Bank One LOC),
     1.90%, 10/7/04                      4,935           4,935
   Illinois Development Finance
     Authority Water Facilities
     Revenue VRDB (AMT),
     Illinois-American Water (MBIA
     Insured),
     1.75%, 10/7/04                      5,000           5,000
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 1999B, National Louis
     University (Bank One LOC),
     1.70%, 10/7/04                      9,600           9,600
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 2002 (AMT), Aurora
     University (Fifth Third Bank
     LOC),
     1.75%, 10/7/04                      3,300           3,300

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 2002, Illinois
     Institute of Technology
     (Wachovia Bank LOC),
     1.77%, 10/7/04                    $18,550         $18,550
   Illinois Educational Facilities
     Authority Revenue Bonds,
     University of Chicago,
     1.65%, 5/25/05                     15,000          15,000
     1.65%, 7/28/05                     10,000          10,000
   Illinois Education Facilities
     Authority VRDB, The Art
     Institute of Chicago,
     Series 1992,
     1.70%, 10/7/04                        500             500
     Series 1996,
     1.70%, 10/7/04                      1,000           1,000
   Illinois Finance Authority
     Revenue Bonds, Series 2004,
     Community Action Partnership
     (Citibank LOC),
     1.73%, 10/7/04                      3,125           3,125
   Illinois Finance Authority
     Revenue Bonds, Series
     2004-05A, Jewish Charities
     (Harris Trust and Savings
     Bank LOC),
     1.70%, 10/7/04                      7,700           7,700
   Illinois Finance Authority
     Revenue Bonds, Series 2004B,
     Central Dupage Health,
     1.73%, 10/7/04                     10,750          10,750
   Illinois First G.O., Series
     2002, Wachovia MERLOTS Series
     2002-B04 (MBIA Insured), (1)
     1.74%, 10/7/04                      4,970           4,970
   Illinois First G.O., Series
     2002, Wachovia MERLOTS Series
     2003-A9 (MBIA Insured), (1)
     1.74%, 10/7/04                      5,650           5,650
   Illinois HDA Multifamily
     Revenue VRDB, Series 2002
     (AMT), Louis Joliet
     Apartments (Harris Trust &
     Savings LOC),
     1.83%, 10/7/04                        590             590

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  35    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Illinois Health Facilities
     Authority Revenue Bonds,
     Evanston Hospital Corp.
     (Evanston Northwestern
     Healthcare Gtd.),
     Series 1987A,
     1.35%, 10/21/04                    $3,300          $3,300
     Series 1987B,
     1.35%, 10/21/04                    10,000          10,000
     Series 1987E,
     1.35%, 10/21/04                    10,000          10,000
     Series 1995,
     1.60%, 3/31/05                      8,000           8,000
     Series 1996,
     1.40%, 11/12/04                    16,000          16,000
   Illinois Health Facilities
     Authority Revenue Bonds,
     Series 2003A, Advocate Health
     Care Network,
     1.73%, 7/6/05                      11,100          11,100
   Illinois Health Facilities
     Authority VRDB, Gottlieb
     Health Resources Inc. (Harris
     Trust and Savings Bank LOC),
     Series 1990,
     1.71%, 10/7/04                     20,000          20,000
     Series 1994,
     1.71%, 10/7/04                      3,550           3,550
   Illinois Health Facilities
     Authority VRDB, Series 1996,
     Franciscan Eldercare Village
     (LaSalle Bank LOC),
     1.67%, 10/7/04                        200             200
   Illinois Health Facilities
     Authority VRDB, Series 1996,
     Proctor Hospital (Bank One
     LOC),
     1.70%, 10/7/04                      7,000           7,000
   Illinois Health Facilities
     Authority VRDB, Series 2003,
     Memorial Health Systems (Bank
     One LOC),
     1.77%, 10/1/04                      2,600           2,600
   Illinois IDR Bonds, Series
     1996, Elis Chicago's Finest,
     Inc. Project (LaSalle Bank
     LOC),
     1.78%, 10/7/04                      1,315           1,315
   Illinois State G.O. Bonds,
     Series 2002, Tax-Exempt Eagle
     Trust 20021301, Illinois
     First (FGIC Insured), (1)
     1.75%, 10/7/04                      5,000           5,000

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   Illinois State Sales TRB,
     Salomon Smith Barney Eagle
     Trust, (1)
     1.75%, 10/7/04                     $5,045          $5,045
   Justice VRDB, Series 2000
     (AMT), Candlewood Apartments
     Project (FNMA LOC),
     1.87%, 10/7/04                     10,700          10,700
   Metropolitan Pier & Exposition
     Authority TRB, Citicorp Eagle
     Trust Series 20026001, (MBIA
     Insured), (1)
     1.75%, 10/7/04                     10,000          10,000
   Metropolitan Pier & Exposition
     Authority TRB, Wachovia
     MERLOTS Series 2000-VVV,
     (FGIC Insured), (1)
     1.74%, 10/7/04                      6,000           6,000
   Peoria Multifamily Revenue
     Bonds, Series 2003 (AMT), Oak
     Woods Apartments (FNMA Gtd.),
     1.77%, 10/7/04                      3,900           3,900
   Regional Transportation
     Authority Revenue Bonds,
     Citicorp Eagle Trust Series
     20001303 (MBIA Insured), (1)
     1.75%, 10/7/04                     14,510          14,510
   Romeoville IDR VRDB, Series
     1997 (AMT), Metropolitan
     Industries, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     1.83%, 10/7/04                      2,000           2,000
   Savanna IDR VRDB, Series 1994
     (AMT), Metform Corp. Project
     (Bank One LOC),
     1.75%, 10/7/04                      6,500           6,500
   Southwestern IDA VRDB, Series
     2002 (AMT), Waste Management
     Inc. Project,
     1.75%, 10/7/04                      4,700           4,700
   St. Clair County IDR VRDN
     (AMT), Stellar Manufacturing
     Project (Bank of America
     LOC),
     1.80%, 10/7/04                      4,050           4,050
   University of Illinois
     Auxiliary Facility Revenue
     Bonds, Eagle Trust Series
     20001301 (MBIA Insured), (1)
     1.75%, 10/7/04                      3,000           3,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    36    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 13.9% - (CONTINUED)
   University of Illinois Revenue
     Bonds, Auxiliary Facility
     System, Wachovia MERLOTS
     Series 2000-S (MBIA
     Insured), (1)
     1.74%, 10/7/04                     $3,500          $3,500
   University of Illinois Revenue
     Bonds, Auxiliary Facility
     System, Wachovia MERLOTS
     Series 2003-A38 (AMBAC
     Insured), (1)
     1.65%, 8/10/05                     20,630          20,630
   Village of Niles IDR VRDB,
     Series 1996 (AMT), Lewis
     Spring & Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                      1,550           1,550
   Village of Vernon Hills IDR
     Bonds, Series 1983 (AMT),
     Accurate Transmissions, Inc.
     (LaSalle Bank LOC),
     1.78%, 10/7/04                      3,620           3,620
   Warren County Industrial
     Project Revenue Bonds, Series
     2002, Monmouth College
     Project (Allied Irish Bank
     LOC),
     1.70%, 10/7/04                      6,220           6,220
   West Chicago City IDR VRDB,
     Series 1999 (AMT), Royal Gold
     Ribbons Foods Project (Bank
     One LOC),
     1.90%, 10/7/04                      1,800           1,800
   Will County Solid Waste Bonds,
     Series 1997 (AMT) (BASF Corp.
     Gtd.),
     1.83%, 10/1/04                      9,000           9,000
   Will-Kankakee Regional
     Development Authority Revenue
     Bonds (AMT), T.H. Davidson &
     Co., Inc. Project (LaSalle
     Bank LOC),
     1.78%, 10/7/04                      3,240           3,240
  ------------------------------------------------------------
                                                       645,079
  ------------------------------------------------------------
  INDIANA - 3.0%
   Anderson City Economic
     Development Revenue VRDB,
     Series 1996 (AMT), Gateway
     Village Project (FHLB LOC),
     1.75%, 10/7/04                      2,670           2,670

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Avilla Economic Development
     Revenue Bonds, Series 1996
     (AMT), Pent Assemblies, Inc.
     Project (Bank One LOC),
     1.90%, 10/7/04                     $3,000          $3,000
   Dekko Foundation Education
     Facilities COP, Series 2001-1
     (Bank One LOC),
     1.90%, 10/7/04                      4,935           4,935
   Fort Wayne Economic Development
     Revenue Bonds, Series 2002
     (AMT), Ottenweller Co., Inc.
     Project (Bank One LOC),
     1.94%, 10/7/04                      2,870           2,870
   Fort Wayne Economic Development
     VRDB, Series 2004, University
     of St. Francis (Bank One
     LOC),
     1.72%, 10/7/04                      2,300           2,300
   Hammond City Economic
     Development VRDN, Series
     1996A (AMT), Annex at Douglas
     Point Project,
     1.75%, 10/7/04                      2,735           2,735
   Indiana Development Finance
     Authority IDR VRDB (AMT), Red
     Gold, Inc. Project (Harris
     Trust & Savings Bank LOC),
     Series 1994A,
     1.83%, 10/7/04                      4,200           4,200
     Series 1994B,
     1.83%, 10/7/04                      2,600           2,600
   Indiana Development Finance
     Authority Industrial Revenue
     Bonds, Youth Opportunity
     Center Project (Bank One
     LOC),
     1.70%, 10/7/04                      1,600           1,600
   Indiana Development Finance
     Authority VRDB, Series 2001
     (AMT), Bhar Co. Project (Bank
     One LOC),
     2.04%, 10/7/04                      1,800           1,800
   Indiana Development Finance
     Authority VRDB, Series 2002,
     Indianapolis Museum of Art
     (Bank One LOC),
     1.70%, 10/7/04                     14,500          14,500

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  37    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Indiana Health Facilities
     Finance Authority Revenue
     Bonds, Series 2001A3,
     Ascension Health Credit
     Group,
     1.05%, 3/1/05                     $13,000         $13,000
   Indiana Health Facilities
     Finance Authority Revenue
     Bonds, Series 2004A, Clark
     Memorial Hospital (Bank One
     LOC),
     1.70%, 10/7/04                      9,500           9,500
   Indiana Health Facilities
     Finance Authority VRDB,
     Fayette Memorial Hospital
     Association (Fifth Third Bank
     LOC),
     1.77%, 10/1/04                      1,900           1,900
   Indiana State Development
     Finance Authority VRDB,
     Indiana Historical Society,
     Inc. Project (Bank One LOC),
     1.70%, 10/7/04                      3,040           3,040
   Indiana State HFA SFM Revenue
     Bonds (AMT), Wachovia
     MERLOTS, (1)
     Series 2000B6,
     1.79%, 10/7/04                        840             840
     Series 2001A2,
     1.79%, 10/7/04                      1,385           1,385
   Indiana Transportation
     Authority Highway Revenue
     Bonds, Citicorp Eagle Trust
     Series 981402, (1)
     1.75%, 10/7/04                     19,290          19,290
   Indianapolis Public Improvement
     Bond Bank, Series 2004E,
     2.00%, 1/6/05                      10,450          10,468
   Laporte City VRDB, Series 2001
     (AMT), Alpha Baking Co., Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                      2,130           2,130
   Madison EDA Revenue VRDB,
     Series 1987 (AMT), Arvin
     Sango, Inc. Project
     (Huntington National Bank
     LOC),
     1.90%, 10/7/04                      9,600           9,600

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Marshall County Economic
     Development Revenue Bonds,
     Series 2003, Culver
     Educational Foundation
     Project (Bank One LOC),
     1.70%, 10/7/04                     $4,100          $4,100
   Noblesville Economic
     Development Revenue Bonds
     (AMT), Princeton Lakes
     Apartments (FHLB LOC),
     Series PJ-2003A,
     1.78%, 10/7/04                      8,900           8,900
     Series PJ-2003B,
     1.83%, 10/7/04                      1,100           1,100
   North Vernon Economic
     Development Revenue Bonds
     (AMT), Oak Meadows Apartments
     Project (FHLB LOC),
     1.77%, 10/7/04                      3,090           3,090
   Shelby Eastern School Building
     Corp. VRDB, Wachovia MERLOTS
     Series 2001-A84 (FGIC
     Insured), (1)
     1.74%, 10/7/04                      2,000           2,000
   Tippecanoe County PCR Bonds
     (AMT), Caterpillar, Inc.
     Project (Caterpillar Inc.,
     Gtd.)
     1.89%, 10/7/04                      8,750           8,750
  ------------------------------------------------------------
                                                       142,303
  ------------------------------------------------------------
  IOWA - 0.8%
   Iowa Finance Authority Single
     Family Revenue Bonds (AMT),
     Wachovia MERLOTS Series
     2002-A46 (Colld. by U.S.
     Government Securities), (1)
     1.79%, 10/7/04                      3,755           3,755
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2003A,
     Deerfield Retirement (LaSalle
     Bank LOC),
     1.69%, 10/7/04                      7,100           7,100
   Iowa Finance Authority Revenue
     Bonds, Retirement Community,
     Series 2004, Western Home
     Community's Project (U.S.
     Bank LOC),
     1.70%, 10/7/04                      3,000           3,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    38    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  IOWA - 0.8% - (CONTINUED)
   Iowa Higher Education Authority
     Revenue Bonds, Private
     College Facilities, Series
     2000, Grand View Project
     (U.S. Bank LOC),
     1.77%, 10/1/04                     $2,135          $2,135
   Iowa Higher Education Authority
     Revenue Bonds, Private
     College, Series 2003, Des
     Moines University Project
     (Allied Irish Bank LOC),
     1.77%, 10/1/04                      5,000           5,000
   Iowa Higher Education
     Authority, Revenue Bonds,
     Series 2003, Graceland
     College (Bank of America
     LOC),
     1.75%, 10/7/04                      1,900           1,900
   Iowa Higher Education Authority
     Revenue VRDB, Series 2004,
     Private College Dubuque
     Project (Bank of America
     LOC),
     1.77%, 10/1/04                     13,200          13,200
  ------------------------------------------------------------
                                                        36,090
  ------------------------------------------------------------
  KANSAS - 0.3%
   Kansas Development Finance
     Authority VRDB, Series 2001
     (AMT), Oak Ridge Park II
     Apartments Project (FHLB
     LOC),
     1.90%, 10/7/04                      3,650           3,650
   Kansas Development Finance
     Authority VRDB, Series 2002G1
     (AMT), Summit Woods Project
     (FNMA LOC),
     1.74%, 10/7/04                      1,100           1,100
   Kansas State Department of
     Transportation Highway
     Revenue VRDB, Eagle Series
     20001601, (1)
     1.75%, 10/7/04                      5,975           5,975
   Kansas State Finance Authority
     VRDB, Series 2000N, Hays
     Medical Center (U.S. Bank
     LOC),
     1.77%, 10/1/04                        850             850
   Wichita Airport Facilities
     Revenue VRDB, Series VIII
     2003 (AMT), Flight Safety
     International, Inc.
     (Berkshire Hathaway, Inc.
     Gtd.),
     1.76%, 10/7/04                      4,500           4,500
  ------------------------------------------------------------
                                                        16,075
  ------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  KENTUCKY - 1.8%
   Carroll County Solid Waste
     Disposal Revenue Bonds (AMT),
     BPB Acquisition Project (Bank
     of America LOC),
     1.73%, 10/7/04                     $5,000          $5,000
   Carroll County Solid Waste
     Disposal Revenue VRDB (AMT),
     Celotex Corp. (Bank of
     America LOC),
     1.73%, 10/7/04                     15,790          15,790
   Clark County Industrial
     Building Revenue VRDB, Series
     1996 (AMT), Bluegrass Art
     Cast Project (Bank One LOC),
     1.90%, 10/7/04                      1,620           1,620
   Edmonson County Building
     Authority VRDB, Series 2004,
     National Corvette Museum
     (Bank One LOC),
     1.70%, 10/7/04                      4,855           4,855
   Fort Mitchell Kentucky League
     of Cities Revenue Bonds,
     Series 2002A, Trust Lease
     Program (U.S. Bank LOC),
     1.53%, 10/7/04                      6,850           6,850
   Franklin County G.O. Refunding
     Notes, Series 2001 (Bank One
     LOC),
     1.79%, 10/7/04                      4,800           4,800
   Henderson County Revenue Bond,
     Murray-Calloway County Public
     Hospital Project (Branch
     Banking & Trust Co. LOC),
     1.82%, 10/7/04                      5,165           5,165
   Henderson County VRDB, Series
     2002B1, Kentucky Hospital
     Association Health Facilities
     (Branch Banking & Trust Co.
     LOC),
     1.82%, 10/7/04                      9,005           9,005
   Kentucky Development Finance
     Authority Revenue Bonds
     (AMT), Republic Services,
     Inc. Project (Bank of America
     LOC),
     1.75%, 10/7/04                      8,500           8,500
   Kentucky Development Finance
     Authority Revenue Bonds,
     Series 2003 (AMT), Republic
     Services, Inc. Project (Bank
     One LOC),
     1.75%, 10/7/04                      6,175           6,175

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  39    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  KENTUCKY - 1.8% - (CONTINUED)
   Morehead League of Cities Lease
     Program Revenue Bonds, Series
     2004A (U.S. Bank LOC),
     1.53%, 10/7/04                    $11,000         $11,000
   Pulaski County Solid Waste
     Disposal Revenue Bonds,
     Series 1993B, East Kentucky
     Power (National Rural
     Utilities Cooperative Finance
     Corp. Gtd.),
     1.50%, 2/15/05                      2,350           2,350
  ------------------------------------------------------------
                                                        81,110
  ------------------------------------------------------------
  LOUISIANA - 1.2%
   Ascension Parish Revenue VRDB
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     Series 1995,
     1.83%, 10/1/04                        300             300
     Series 1997,
     1.83%, 10/1/04                      7,000           7,000
     Series 1998,
     1.83%, 10/1/04                     11,600          11,600
   Jefferson Parish Economic
     Development Corp. VRDB,
     Series 2000 (AMT), Walle
     Corp. Project (Bank One LOC),
     1.90%, 10/7/04                      4,100           4,100
   Jefferson Parish Home Mortgage
     Authority Bonds (AMT),
     Merrill Lynch P-Floats Series
     PT-264, (1)
     1.78%, 10/7/04                      2,155           2,155
   Jefferson Parish Home Mortgage
     Authority SFM Revenue Bonds
     (AMT), Wachovia MERLOTS
     Series 2001-A79 (Colld. by
     U.S. Government
     Securities), (1)
     1.79%, 10/7/04                      3,090           3,090
   Louisiana Environment
     Facilities Development VRDB,
     Series 2004, Sacred Heart
     Project (SunTrust Bank LOC),
     1.74%, 10/7/04                      1,000           1,000
   Louisiana Housing Finance
     Agency Mortgage Revenue VRDB,
     Merrill Lynch P-Floats Series
     PT-634 (Colld. by FNMA
     Securities), (1)
     1.80%, 10/7/04                      4,255           4,255

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  LOUISIANA - 1.2% - (CONTINUED)
   Louisiana Public Facilities
     Authority Multifamily Housing
     Revenue VRDB, Series 2002,
     Huntington Park Apartments
     (FNMA Gtd.),
     1.74%, 10/7/04                     $4,050          $4,050
   Louisiana Public Facilities
     Authority Revenue Bonds,
     Series 2001, Pennington
     Medical Foundation Project
     (BNP Paribas LOC),
     1.70%, 10/7/04                     12,200          12,200
   Louisiana State Offshore
     Terminal Authority Deepwater
     Revenue Bonds, Series 2003B
     (Bank One LOC),
     1.70%, 10/7/04                      5,700           5,700
   Louisiana State Offshore
     Terminal Authority Storage
     Revenue Bonds, Series 2003A,
     Loop LLC Project (SunTrust
     Bank LOC),
     1.76%, 10/1/04                      1,200           1,200
  ------------------------------------------------------------
                                                        56,650
  ------------------------------------------------------------
  MAINE - 0.3%
   Maine State Housing Authority
     Mortgage Purchase VRDB,
     Series 1998F2 (AMT), (1)
     1.89%, 10/7/04                      9,995           9,995
   Maine State Turnpike Authority
     Revenue Bonds, Eagle Trust
     Series 20001901 (FGIC
     Insured), (1)
     1.75%, 10/7/04                      3,000           3,000
  ------------------------------------------------------------
                                                        12,995
  ------------------------------------------------------------
  MARYLAND - 0.4%
   Baltimore County Dunfield
     Townhouses VRDB, Series 2003,
     Roaring Fork Trust Receipts
     (Colld. by GNMA
     Securities), (1)
     1.84%, 10/7/04                     10,025          10,025
   Maryland State Economic
     Development Corp. Revenue
     Bonds, Series 1997 (AMT),
     Unisite Design, Inc. (Mellon
     Bank LOC),
     1.85%, 10/7/04                      1,805           1,805

See Notes to the Financial Statements.

MONEY MARKET FUNDS    40    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MARYLAND - 0.4% - (CONTINUED)
   Northeast Maryland Waste
     Disposal Authority Revenue
     Bonds, Reserve Eagle Trust
     Series 96C2001 (MBIA
     Insured), (1)
     1.75%, 10/7/04                     $4,385          $4,385
  ------------------------------------------------------------
                                                        16,215
  ------------------------------------------------------------
  MASSACHUSETTS - 0.4%
   Brockton Housing Development
     Corp. VRDN, Series 1992A,
     Lehman Floating Rate Trust
     Receipts Series 2002-L48
     (FNMA Gtd.), (1)
     1.75%, 10/7/04                      2,785           2,785
   Massachusetts State Development
     Finance Agency VRDB, Series
     2003, Lesley University
     (Fleet National Bank LOC),
     1.77%, 10/7/04                      4,900           4,900
   Massachusetts State Development
     Finance Agency VRDB, Series
     2004, Groton School,
     1.77%, 10/7/04                      7,500           7,500
   Massachusetts State Development
     Finance Agency VRDN, Series
     1999, Waste Management, Inc.
     Project (SunTrust Bank LOC),
     1.77%, 10/7/04                      5,500           5,500
  ------------------------------------------------------------
                                                        20,685
  ------------------------------------------------------------
  MICHIGAN - 3.3%
   Avondale School District VRDB,
     Series 2003, Citigroup ROCS
     RR II R 2047, (1)
     1.75%, 10/7/04                      6,450           6,450
   Detroit Sewage Disposal System
     VRDN, Series 2000A, Wachovia
     MERLOTS (FGIC Insured), (1)
     1.74%, 10/7/04                      6,800           6,800
   Farmington Hills Hospital
     Finance Authority Revenue
     Bonds, Series 1991, Botsford
     General Hospital (MBIA
     Insured),
     1.77%, 10/1/04                      3,350           3,350
   Germantown IDR VRDB, Series
     1999 (AMT), Great Lakes
     Packaging Corp. (Marshall &
     Ilsley Bank LOC),
     1.83%, 10/7/04                      2,090           2,090

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 3.3% - (CONTINUED)
   Jackson County Economic
     Development Corp. VRDN,
     Series 1999 (AMT), Production
     Saw & Machine Co. (Comerica
     Bank LOC),
     1.84%, 10/7/04                     $3,470          $3,470
   Jackson County Economic
     Development Corp. VRDN,
     Series 2000 (AMT), Kellog
     Crankshaft Co. Project
     (Comerica Bank LOC),
     1.84%, 10/7/04                      3,585           3,585
   Macomb County Hospital Finance
     Authority VRDB, Mt. Clemens
     General (Comerica Bank LOC),
     Series 2003A1,
     1.82%, 10/1/04                     15,350          15,350
     Series 2003A2,
     1.91%, 10/1/04                      4,200           4,200
   Michigan Municipal Bond
     Authority Revenue Notes,
     Series 2004B1,
     3.00%, 8/19/05                      6,000           6,076
   Michigan Municipal Bond
     Authority Revenue Notes,
     Series 2004B2 (JP Morgan
     Chase Bank LOC),
     3.00%, 8/23/05                     37,000          37,465
   Michigan State Hospital
     Authority Revenue VRDB,
     Series 1999A, Covenant
     Retirement (LaSalle Bank
     LOC),
     1.69%, 10/7/04                        400             400
   Michigan State Hospital Finance
     Authority VRDB, Series 2003A,
     Crittenton Hospital (Comerica
     Bank LOC),
     1.76%, 10/1/04                      3,350           3,350
   Michigan State Housing
     Development Authority Revenue
     VRDB, Series 1999 (AMT),
     Baldwin Villas (Comerica Bank
     LOC),
     1.84%, 10/7/04                      4,720           4,720
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Roesler Metal Finishing
     Project (Standard Federal
     Bank LOC),
     1.83%, 10/7/04                      4,980           4,980

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  41    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 3.3% - (CONTINUED)
   Michigan State Strategic Fund
     VRDB, Series 2002 (AMT),
     Pioneer Labs, Inc. Project
     (Bank One LOC),
     1.75%, 10/7/04                     $1,300          $1,300
   Michigan State Strategic Fund
     VRDN, Electro-Chemical
     Finishing Project (Bank One
     LOC),
     1.90%, 10/7/04                      4,500           4,500
   Michigan State Strategic Fund
     VRDN (AMT), Serta Restokraft
     Mattress Co. Project
     (Comerica Bank LOC),
     1.84%, 10/7/04                      3,885           3,885
   Michigan State Strategic Fund
     VRDN, Series 1999 (AMT),
     Great Lakes Metal Stamping
     (Bank One LOC),
     1.90%, 10/7/04                      1,800           1,800
   Michigan State Strategic Fund
     VRDN, Series 2001 (AMT),
     Advanced Tooling System
     Project (Bank One LOC),
     1.90%, 10/7/04                      3,610           3,610
   Michigan State Strategic Fund
     VRDN, Series 2001 (AMT), Behr
     Systems Project (Bank One
     LOC),
     1.90%, 10/7/04                      3,300           3,300
   Michigan State Strategic Fund
     VRDN, Series 2001 (AMT), Mold
     Masters Co. Project (Bank One
     LOC),
     2.04%, 10/7/04                      4,100           4,100
   Michigan State Strategic Fund
     VRDN, Series 2001 (AMT),
     Plymouth Packaging Project
     (Comerica Bank LOC),
     1.84%, 10/7/04                      3,785           3,785
   Michigan State Strategic Fund
     Limited Obligation VRDN
     (AMT), Dirksen Screw Co.
     Project (Bank One LOC),
     1.84%, 10/7/04                      3,000           3,000
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Grand Haven
     Plastics Project (Bank One
     LOC),
     1.90%, 10/7/04                      4,400           4,400

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 3.3% - (CONTINUED)
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Leader Dogs for
     the Blind Project (Comerica
     Bank LOC),
     1.74%, 10/7/04                     $3,250          $3,250
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Corlett-Turner
     Co. Project (Comerica Bank
     LOC),
     1.84%, 10/7/04                      2,005           2,005
   Michigan State Strategic Fund
     Variable Limited Obligation
     Revenue Bonds (AMT), NYX
     Technologies LLC Project
     (Comerica Bank LOC),
     1.84%, 10/7/04                      7,050           7,050
   Oakland County Economic
     Development Corp. VRDN,
     Series 1998 (AMT), Richard
     Tool & Die Corp. Project
     (Comerica Bank LOC),
     1.84%, 10/7/04                      4,240           4,240
  ------------------------------------------------------------
                                                       152,511
  ------------------------------------------------------------
  MINNESOTA - 3.1%
   Arden Hills Housing &
     Healthcare Facilities Revenue
     Bond, Presbyterian Homes
     (U.S. Bank LOC),
     Series 1999A,
     1.77%, 10/1/04                      4,548           4,548
     Series 1999B,
     1.77%, 10/1/04                      3,194           3,194
   Austin Housing and
     Redevelopment Authority VRDB,
     Series 2004A, Cedars of
     Austin Project (LaSalle Bank
     LOC),
     1.65%, 10/7/04                      2,000           2,000
   Becker Tax Increment, Series
     1994D (AMT), Piper Jaffray
     Funding LLC Trust
     Certificates Series 2004F
     (MBIA Insured), (1)
     1.82%, 10/7/04                      9,995           9,995
   Brooklyn Center Revenue VRDB,
     Series 2001, Brookdale Corp
     II Project (U.S. Bank LOC),
     1.77%, 10/1/04                      3,000           3,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    42    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MINNESOTA - 3.1% - (CONTINUED)
   Dakota County Development
     Authority VRDB, Series 2003,
     Brentwood Hills Apartments
     Project (LaSalle Bank LOC),
     1.87%, 10/1/04                     $5,000          $5,000
   Duluth EDA Healthcare
     Facilities VRDB, Series 1997,
     Miller-Dawn Medical Center
     Project
     (U.S. Bank LOC),
     1.77%, 10/1/04                      1,250           1,250
   Eden Prairie VRDB, Series 2003
     (AMT), Eden Prairie Leased
     Housing Association Project
     (LaSalle Bank LOC),
     1.65%, 10/7/04                      8,000           8,000
   Little Canada Bond Securities,
     Series 2004S1 (AMT), Class A
     Trust Certificates (LaSalle
     Bank LOC), (1)
     1.89%, 10/7/04                      3,780           3,780
   Mankato Multifamily Housing
     VRDB, Series 1997, Highland
     Hills Project (LaSalle Bank
     LOC),
     1.77%, 10/1/04                        200             200
   Maple Grove Economic
     Development VRDB, Series
     2004, Heritage Christian
     Academy (U.S. Bank LOC),
     1.69%, 10/7/04                      3,400           3,400
   Minneapolis Multifamily Housing
     VRDB, Series 2002 (AMT),
     Second Street Acquisition
     Project (LaSalle Bank LOC),
     1.65%, 10/7/04                      2,780           2,780
   Minneapolis VRDB, Series 2000,
     People Serving People Project
     (U.S. Bank LOC),
     1.77%, 10/1/04                      2,025           2,025
   Minnesota Housing Finance
     Agency Residential Housing
     Bonds (Transamerica Life and
     Annuity GIC),
     Series 2003H,
     1.62%, 7/21/05                     18,055          18,055
     Series 2004G,
     1.74%, 10/7/04                     12,000          12,000
     Series 2004H,
     1.62%, 7/21/05                     16,130          16,130

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MINNESOTA - 3.1% - (CONTINUED)
   Minnesota Water PCR VRDB,
     Series 2002A, Wachovia
     MERLOTS Series 2003-B06, (1)
     1.74%, 10/7/04                     $9,985          $9,985
   Northfield Multifamily Housing
     Revenue Bonds, Series 2003A,
     Summerfield Investments LLC
     (LaSalle Bank LOC),
     1.65%, 10/7/04                      1,865           1,865
   Oakdale Bond Securities, Series
     2004S2 (AMT), Class A Trust
     Certificate (LaSalle Bank
     LOC), (1)
     1.89%, 10/7/04                      3,675           3,675
   Ramsey County Housing &
     Redevelopment Authority VRDB,
     Series 2003A (AMT), Gateway
     Apartments Partnership
     Project (LaSalle Bank LOC),
     1.65%, 10/7/04                     13,000          13,000
   Ramsey County Housing &
     Redevelopment Authority VRDB,
     St. Paul Leased Housing
     Association (LaSalle Bank
     LOC),
     Series 2002 (AMT),
     1.65%, 10/7/04                      6,950           6,950
     Series 2003 (AMT),
     1.65%, 10/7/04                      2,900           2,900
   Robbinsdale Multifamily Housing
     Revenue Bonds, Series 2004A
     (AMT) (LaSalle Bank LOC),
     1.65%, 10/7/04                      2,545           2,545
   St. Paul Housing and
     Redevelopment Authority VRDB,
     Series 2004 (AMT),
     Bridgecreek Senior Place
     (LaSalle Bank LOC),
     1.85%, 10/7/04                      7,750           7,750
   Winona Port Authority IDR VRDB,
     Series 2001A (AMT), Bay State
     Milling Co. Project (Harris
     Bank & Trust LOC),
     1.83%, 10/7/04                        795             795
  ------------------------------------------------------------
                                                       144,822
  ------------------------------------------------------------

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  43    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSISSIPPI - 1.1%
   Clairborne County PCR Bonds,
     Series 1985G2 (National Rural
     Utilities Cooperative Finance
     Co. Gtd.),
     1.65%, 11/19/04                    $7,800          $7,800
   Jackson Redevelopment Authority
     VRDB, Jackson Medical Mall
     Foundation Project (Bank One
     LOC),
     1.70%, 10/7/04                      4,710           4,710
   Mississippi Business Finance
     Corp. Solid Waste Disposal
     Revenue Bonds, Series 2003,
     Waste Management, Inc.
     Project (Fleet National Bank
     LOC),
     1.77%, 10/7/04                      5,000           5,000
   Mississippi Home Corp.
     Multifamily Housing Revenue
     Bonds, Series 2001-2 (AMT),
     Chapel Ridge Apartments
     (Regions Bank LOC),
     1.81%, 10/7/04                      6,300           6,300
   Mississippi Home Corp. SFM
     Revenue Bonds, Series 2000A-2
     (AMT), Roaring Fork Trust
     Receipts Series 2000-18A, (1)
     1.94%, 10/7/04                      5,160           5,160
   Mississippi Home Corp. SFM
     VRDB, Series 2002C2 (AMT),
     Lehman Floating Rate Trust
     Receipts Series 2002L47, (1)
     1.80%, 10/7/04                      4,885           4,885
   Mississippi Home Corp. Single
     Family Revenue VRDB, Series
     2001A8 (AMT) (GNMA Gtd.), (1)
     1.79%, 10/7/04                     12,125          12,125
   Mississippi Home Corp. Single
     Family Revenue VRDB (AMT),
     Merrill Lynch P-Floats
     PT-218B (Colld. by
     Mississippi Home Corp.), (1)
     1.78%, 10/7/04                      3,200           3,200
  ------------------------------------------------------------
                                                        49,180
  ------------------------------------------------------------
  MISSOURI - 2.0%
   Blue Springs IDA VRDB, Series
     2004 (AMT), Autumn Place
     Apartments Project (FNMA
     Gtd.),
     1.74%, 10/7/04                      5,500           5,500

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSOURI - 2.0% - (CONTINUED)
   Missouri Development Finance
     Board Lease Revenue Bond,
     Series 2003, Missouri
     Association Municipal
     Utilities (U.S. Bank LOC),
     1.77%, 10/1/04                     $9,725          $9,725
   Missouri Health & Educational
     Facilities VRDB, Series 1999,
     Drury College Project (U.S.
     Bank LOC),
     1.77%, 10/1/04                     13,890          13,890
   Missouri Health & Educational
     Facilities VRDB, Series
     2002A, Christian Brothers
     (U.S. Bank LOC),
     1.77%, 10/1/04                        900             900
   Missouri Housing Development
     Community Mortgage Revenue
     Bonds, Series 1994A (AMT),
     Merrill Lynch P-Floats
     PA-116, (1)
     1.80%, 10/7/04                        680             680
   Missouri Housing Development
     Community SFM Revenue Bonds,
     Series 2000-3 (AMT), Roaring
     Fork Trust Receipts, (1)
     1.94%, 10/7/04                      6,845           6,845
   Missouri Housing Development
     Community SFM Revenue Bonds
     (AMT), Wachovia MERLOTS
     Series 2001-A81 (Colld. by
     U.S. Government
     Securities), (1)
     1.79%, 10/7/04                      2,405           2,405
   Missouri State Development
     Finance Board Infrastructure
     Facilities VRDB, Series
     2000C, St. Louis Convention
     Center (U.S. Bank LOC),
     1.77%, 10/1/04                      8,300           8,300
   Missouri State Health &
     Education Authority Revenue
     Bonds, Lutheran Senior
     Services (U.S. Bank LOC),
     1.67%, 10/7/04                      1,100           1,100
   Missouri State Housing
     Development Single Family
     Revenue Bonds, Series 2004
     (AMT), (General Electric
     Capital Corp. GIC),
     1.84%, 10/29/04                    31,080          31,080

See Notes to the Financial Statements.

MONEY MARKET FUNDS    44    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSOURI - 2.0% - (CONTINUED)
   St. Charles IDA VRDB, Series
     2004 (AMT), Peine Lakes
     Apartments (Wachovia Bank
     LOC),
     1.76%, 10/7/04                     $2,150          $2,150
   St. Louis City IDA VRDB, Series
     1995 (AMT), Whispering Lakes
     Apartment Project (Colld. by
     FNMA Securities),
     1.80%, 10/7/04                      7,435           7,435
   St. Louis City IDA VRDB, Series
     1997 (AMT), Black Forest
     Apartment Project (Colld. by
     FNMA Securities),
     1.80%, 10/7/04                      4,000           4,000
  ------------------------------------------------------------
                                                        94,010
  ------------------------------------------------------------
  MONTANA - 0.1%
   Montana Board of Housing Single
     Family Revenue Bonds (AMT),
     Wachovia MERLOTS 02-19A, (1)
     1.79%, 10/7/04                      2,815           2,815
  ------------------------------------------------------------
  NEBRASKA - 0.8%
   Douglas County School District
     G.O., Series 2003, Citigroup
     ROCS RR II R Series 4058, (1)
     1.75%, 10/7/04                      2,410           2,410
   Lancaster County Hospital
     Authority No. 1 VRDB, Series
     2002, Bryan LGH Medical
     Center Project (AMBAC
     Insured),
     1.72%, 10/1/04                      8,000           8,000
   Lincoln Electric System VRDB,
     Series 2001, Wachovia MERLOTS
     Series 2003-B01, (1)
     1.74%, 10/7/04                     11,295          11,295
   Nebraska Education Finance
     Authority VRDB, Series 2003,
     Creighton University Project
     (Allied Irish Bank LOC),
     1.72%, 10/1/04                      4,280           4,280
   Nebraska Investment Finance
     Authority Revenue Bonds,
     Series 2000E (AMT) (GNMA
     Gtd.), (1)
     1.79%, 10/7/04                        890             890

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NEBRASKA - 0.8% - (CONTINUED)
   Nebraska Investment Finance
     Authority Single Family
     Housing Revenue Bonds (AMT),
     Wachovia MERLOTS Series
     2001-A12 (Colld. by FNMA
     Securities), (1)
     1.79%, 10/7/04                       $630            $630
   Omaha Convention Center and
     Arena VRDB, Citigroup Eagle
     Trust Series 20040009 Class
     A, (1)
     1.75%, 10/7/04                      8,000           8,000
  ------------------------------------------------------------
                                                        35,505
  ------------------------------------------------------------
  NEVADA - 0.6%
   Clark County IDA VRDB, Series
     2003A, Southwest Gas Corp.
     Project (Fleet National Bank
     LOC),
     1.75%, 10/7/04                     12,250          12,250
   Clark County Schools Revenue
     Bonds, Citicorp Eagle Trust
     Series 982801 (FSA Corp.
     Insured),
     1.75%, 10/7/04                      4,800           4,800
   Nevada Housing SFM Revenue
     Bonds (AMT), Wachovia MERLOTS
     Series 2000-A7, (1)
     1.79%, 10/7/04                        485             485
   Nevada State VRDB, Series
     1997SGB31 (FGIC Insured), (1)
     1.75%, 10/7/04                      9,100           9,100
  ------------------------------------------------------------
                                                        26,635
  ------------------------------------------------------------
  NEW HAMPSHIRE - 0.4%
   New Hampshire Health &
     Education Facilities
     Authority Revenue Bonds,
     Bishop Guertin High School
     (Allied Irish Bank LOC),
     1.75%, 10/7/04                      6,200           6,200
   New Hampshire Health &
     Education Facilities VRDB,
     New Hampshire Medical Center
     (Fleet National Bank LOC),
     1.75%, 10/7/04                        280             280
   New Hampshire HFA SFM Bonds
     (AMT), Wachovia MERLOTS
     Series 2001-A82, (1)
     1.79%, 10/7/04                      1,485           1,485

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  45    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NEW HAMPSHIRE - 0.4% - (CONTINUED)
   New Hampshire PCR Multi-Modal
     CP, Series 1990A, New England
     Power Co. Project (New
     England Power Co. Gtd.),
     1.19%, 10/6/04                    $10,000         $10,000
  ------------------------------------------------------------
                                                        17,965
  ------------------------------------------------------------
  NEW JERSEY - 0.8%
   New Jersey EDA Revenue Bonds,
     Series 2003A (AMT)
     (Washington Mutual LOC),
     1.90%, 10/7/04                      2,215           2,215
   New Jersey State TANS, Series
     2004A,
     3.00%, 6/24/05                     33,220          33,579
  ------------------------------------------------------------
                                                        35,794
  ------------------------------------------------------------
  NEW MEXICO - 1.0%
   New Mexico Educational
     Assistance Foundation Revenue
     Bonds (AMT), Wachovia MERLOTS
     Series 2002-A26, (1)
     1.79%, 10/7/04                      9,145           9,145
   New Mexico Mortgage Finance
     Authority VRDB, Series 2004
     (AMT), SFM Program (AIG
     Matched Funding GIC),
     1.63%, 10/1/04                     34,000          34,000
   New Mexico SFM Finance
     Authority VRDN, Series
     2001A9, First Union TOB
     (Colld. by FNMA
     Securities), (1)
     1.79%, 10/7/04                      1,490           1,490
   New Mexico SFM Finance
     Authority VRDN, Series B2
     PT-196 (AMT) (Colld. by GNMA
     Securities), (1)
     1.78%, 10/7/04                      3,055           3,055
  ------------------------------------------------------------
                                                        47,690
  ------------------------------------------------------------
  NEW YORK - 1.1%
   New York State G.O. Bonds,
     Series 2000B (Dexia Bank
     Belgium LOC),
     1.58%, 8/4/05                      18,000          18,000

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NEW YORK - 1.1% - (CONTINUED)
   New York Triborough Bridge and
     Tunnel Revenue VRDB, Series
     2003B,
     1.70%, 10/7/04                    $34,500         $34,500
  ------------------------------------------------------------
                                                        52,500
  ------------------------------------------------------------
  NORTH CAROLINA - 1.2%
   Buncombe County G.O. Bonds,
     Series 2002B,
     1.72%, 10/7/04                      2,400           2,400
   Capital Region Airport
     Commission Passenger
     Facilities Charges Revenue
     VRDB (AMT) (Wachovia Bank
     LOC),
     1.75%, 10/7/04                      2,760           2,760
   Catawba County IDR PCR Bonds,
     Series 1996 (AMT), Hooker
     Furniture Corp. Project (Bank
     of America LOC),
     1.75%, 10/7/04                      6,400           6,400
   Columbus County Industrial
     Facilities PCR VRDB, Series
     1998 (AMT), Conflandey, Inc.
     Project (BNP LOC),
     1.80%, 10/7/04                      2,200           2,200
   North Carolina Capital
     Facilities Finance Agency
     VRDB, Series 2004,
     Representative Services Inc.
     Project (SunTrust Bank LOC),
     1.81%, 10/1/04                     10,000          10,000
   North Carolina Medical Care
     VRDB, Series 1998, Lutheran
     Services For Aging (Branch
     Banking & Trust Co. LOC),
     1.69%, 10/7/04                      2,500           2,500
   North Carolina Medical Care
     VRDB, Series 2002,
     Southminster (Wachovia Bank
     LOC),
     1.69%, 10/7/04                      5,400           5,400
   North Carolina Medical Care
     VRDB, Wachovia MERLOTS Series
     2001-A39 (GNMA Gtd.), (1)
     1.74%, 10/7/04                      5,645           5,645
   North Carolina State G.O. VRDB,
     Wachovia MERLOTS Series
     2004C22, (1)
     1.70%, 3/1/05                      10,960          10,960

See Notes to the Financial Statements.

MONEY MARKET FUNDS    46    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NORTH CAROLINA - 1.2% - (CONTINUED)
   Sampson County Industry
     Facilities Pollution Control
     Financing Revenue Bonds,
     Series 2003, Samson County
     Disposal LLC Project
     (Wachovia Bank LOC),
     1.76%, 10/7/04                     $3,500          $3,500
   Union County IDR Bonds, Series
     2000 (AMT), C&M No. 1
     Investment Partnership
     Project (Bank of America
     LOC),
     1.75%, 10/7/04                      2,200           2,200
  ------------------------------------------------------------
                                                        53,965
  ------------------------------------------------------------
  NORTH DAKOTA - 0.3%
   North Dakota State Housing
     Finance Agency Revenue Bonds
     (AMT), Merrill Lynch P-Floats
     PT-1189, (1)
     1.78%, 10/7/04                      2,390           2,390
   North Dakota State Housing
     Finance Agency Revenue Bonds
     Home Mortgage, Series 2003B
     (AMT),
     1.72%, 10/7/04                      5,000           5,000
   Oliver County PCR VRDB,
     Wachovia MERLOTS Series
     2003-B07 (AMBAC Insured), (1)
     1.74%, 10/7/04                      5,980           5,980
   Ward County Health Care
     Facilities VRDB, Series
     2002A, Trinity Obligation
     Group (U.S. Bank LOC),
     1.77%, 10/1/04                      1,150           1,150
  ------------------------------------------------------------
                                                        14,520
  ------------------------------------------------------------
  OHIO - 0.8%
   Cincinnati Water System Revenue
     Bonds, Series 2003, Citigroup
     ROCS II R 212 (FSA Corp.
     Insured), (1)
     1.75%, 10/7/04                      7,000           7,000
   Clinton County Hospital Revenue
     VRDB, Series 2002A1, Memorial
     Hospital Project (Fifth Third
     Bank LOC),
     1.82%, 10/7/04                      1,185           1,185

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OHIO - 0.8% - (CONTINUED)
   Clinton County Hospital Revenue
     VRDB, Series 2003A1, HB
     Magruder Memorial Hospital
     Project (Fifth Third Bank
     LOC),
     1.82%, 10/7/04                     $6,305          $6,305
   Clinton County Hospital Revenue
     VRDB, Series 2003D, Kettering
     Medical Center Osteopathic
     Service (Fifth Third Bank
     LOC),
     1.82%, 10/7/04                      1,700           1,700
   Franklin County Hospital
     Revenue Bonds, Series 2001
     II-R-55, Smith Barney ROCS
     (U.S. Treasuries
     Escrowed), (1)
     1.75%, 10/7/04                     10,500          10,500
   Ohio State G.O., Citigroup ROCS
     Series RR II R 4037, (1)
     1.75%, 10/7/04                      7,595           7,595
   State of Ohio PCR Bonds (AMT),
     Ross Incineration Services
     Project (Bank One LOC),
     2.04%, 10/7/04                      1,035           1,035
   Summit County IDR Bonds (AMT),
     Arch Aluminum & Glass Co.,
     Inc. (Comerica Bank LOC),
     1.84%, 10/7/04                      4,000           4,000
  ------------------------------------------------------------
                                                        39,320
  ------------------------------------------------------------
  OKLAHOMA - 2.8%
   Edmond EDA Student Housing
     Revenue VRDB, Series 2001A
     (Wachovia Bank LOC),
     1.72%, 10/7/04                      2,000           2,000
   Garfield County Industrial
     Authority Revenue Bonds,
     Series A, Oklahoma Gas and
     Electric Co. Project,
     1.85%, 10/7/04                     22,300          22,300
   Oklahoma Development Finance
     Authority Hospital Revenue
     VRDB, Series 2000, Deaconess
     Health Care Corp. Project
     (KBC Bank LOC),
     1.87%, 10/7/04                        195             195
   Oklahoma Development Finance
     Authority VRDB, Series 2002C,
     Continuing Care Community
     (KBC Bank LOC),
     1.77%, 10/1/04                      1,380           1,380

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  47    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OKLAHOMA - 2.8% - (CONTINUED)
   Oklahoma HFA SFM Revenue VRDB,
     Series 2000D2 (AMT), Merrill
     Lynch P-Floats PT-462, Home
     Ownership Loan Program (GNMA
     Gtd.), (1)
     1.78%, 10/7/04                     $2,200          $2,200
   Oklahoma HFA SFM Revenue VRDB,
     Series 2003 (AMT), Draw Down
     (General Electric Capital
     Corp. GIC),
     1.83%, 10/29/04                    31,601          31,601
   Oklahoma Water Resources Board
     State Loan Program Revenue
     Bonds,
     Series 1994A,
     0.98%, 10/1/04                      8,965           8,965
     Series 1995,
     1.35%, 3/1/05                       8,105           8,105
     Series 1997,
     1.35%, 3/1/05                       9,895           9,895
   Tulsa Airports Improvement
     Variable Rate Certificates
     (MBIA Insured), (1)
     Series B1 (AMT),
     1.89%, 10/7/04                      6,260           6,260
     Series B2,
     1.84%, 10/7/04                     14,190          14,190
   Tulsa County Industrial
     Authority Capital Improvement
     Revenue Bonds, Series 2003A,
     1.40%, 11/15/04                    21,000          21,000
  ------------------------------------------------------------
                                                       128,091
  ------------------------------------------------------------
  OREGON - 1.1%
   Metropolitan Service District
     VRDN (AMT), Riedel Compost
     Waste Disposal (U.S. Bank
     LOC),
     1.85%, 10/7/04                      1,100           1,100
   Oregon Economic Development
     Revenue VRDB, Series 176
     (AMT), Cascade Steel Rolling
     Mills Project (Wells Fargo
     Bank LOC),
     1.75%, 10/7/04                      7,700           7,700

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OREGON - 1.1% - (CONTINUED)
   Oregon Health Housing Education
     & Cultural Facilities
     Authority VRDB, Evangelical
     Lutheran Good Samaritan (U.S.
     Bank LOC),
     1.60%, 10/7/04                     $3,200          $3,200
   Oregon Housing and Community
     Services Department Revenue
     Bonds, Series 2004E, SFM
     Program,
     1.21%, 5/5/05                      13,300          13,300
   Oregon State Facilities
     Authority VRDB, Series 2002A,
     Hazelden Springbrook Project
     (Allied Irish Bank LOC),
     1.75%, 10/7/04                      3,700           3,700
   State of Oregon Revenue VRDN,
     Series 181 (AMT), Oregon
     Metal Slitters, Inc. (KeyBank
     LOC),
     1.75%, 10/7/04                      6,250           6,250
   Washington County Multifamily
     Housing VRDB, Series 1995
     (AMT), Cedar Mills Project
     (Manufacturers & Traders Bank
     LOC),
     2.00%, 10/7/04                     16,200          16,200
  ------------------------------------------------------------
                                                        51,450
  ------------------------------------------------------------
  PENNSYLVANIA - 0.5%
   Allegheny County Hospital
     Development Authority Revenue
     Bonds, Series 1988B2,
     Presbyterian University
     Hospital (Bank One LOC),
     1.70%, 10/7/04                      1,580           1,580
   Beaver County IDA Environmental
     VRDB, Series 1997 (AMT), BASF
     Corp. Project (BASF Corp.
     Gtd.),
     1.83%, 10/1/04                     10,800          10,800
   Delaware Valley Regional
     Financing Authority Local
     Government Revenue VRDN,
     Merrill Lynch P-Floats PT-152
     (AMBAC Insured), (1)
     1.74%, 10/7/04                      9,305           9,305
  ------------------------------------------------------------
                                                        21,685
  ------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    48    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  RHODE ISLAND - 0.6%
   Rhode Island Student Loan
     Authority VRDB, Series 1996-2
     (AMT), Student Loan Program
     (AMBAC Insured),
     1.71%, 10/7/04                    $13,100         $13,100
   Warwick BAN, Series 2004,
     1.50%, 1/20/05                     15,000          15,019
  ------------------------------------------------------------
                                                        28,119
  ------------------------------------------------------------
  SOUTH CAROLINA - 0.5%
   Cherokee County IDR VRDB,
     Series 1989 (AMT), Oshkosh
     Truck Corp. Project (Bank of
     America LOC),
     1.78%, 10/7/04                      5,600           5,600
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT),
     Concept Packaging Group
     Project (Bank of America
     LOC),
     1.80%, 10/7/04                      1,000           1,000
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT),
     Giant Cement Holding Inc.
     (Citibank LOC),
     1.73%, 10/7/04                     11,250          11,250
   South Carolina Jobs EDA Revenue
     VRDB, Series 2001 (AMT),
     Pharmaceutical Association
     Project (Wachovia Bank LOC),
     1.81%, 10/7/04                      3,150           3,150
  ------------------------------------------------------------
                                                        21,000
  ------------------------------------------------------------
  SOUTH DAKOTA - 0.8%
   Lawrence County Solid Waste
     Bonds, Series 1997A,
     Homestake Mining (JP Morgan
     Chase Bank LOC),
     1.79%, 10/1/04                      1,400           1,400
   Lower Brule Sioux Tribe G.O.
     VRDB, Series 1999, Tribal
     Purposes (Wells Fargo
     Bank LOC),
     1.71%, 10/7/04                      1,130           1,130
   South Dakota Economic
     Development Finance Authority
     Revenue VRDB, Series 1996
     (AMT), Hastings Filters, Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                      3,700           3,700

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  SOUTH DAKOTA - 0.8% - (CONTINUED)
   South Dakota Housing
     Development Authority VRDB,
     Series 2003C2 (AMT), Merrill
     Lynch P-Floats PT-837
     (General Electric Capital
     Corp. Insured), (1)
     1.79%, 10/7/04                       $100            $100
   South Dakota Housing
     Development Authority VRDB,
     Series 2003C2 (AMT), Merrill
     Lynch P-Floats PT-889
     (General Electric Capital
     Corp. Insured), (1)
     1.79%, 10/7/04                      6,825           6,825
   South Dakota Housing
     Development Authority VRDB,
     Series 2003-11 (AMT), State
     Street Clipper Trust, (1)
     1.81%, 10/7/04                     25,210          25,210
  ------------------------------------------------------------
                                                        38,365
  ------------------------------------------------------------
  TENNESSEE - 3.3%
   Blount County Public Building
     Authority VRDB, Series A-2-G,
     Local Public Improvement
     Bonds (AMBAC Insured),
     1.76%, 10/1/04                      1,410           1,410
   Blount County Public Building
     Authority VRDB, Series A-4-A,
     Local Public Improvement
     Bonds,
     1.75%, 10/1/04                      1,800           1,800
   Chattanooga Industrial
     Development Board Lease Rent
     Revenue Bonds, Citicorp Eagle
     Trust Series 20004202 (AMBAC
     Insured), (1)
     1.75%, 10/7/04                      6,000           6,000
   Clarksville Public Building
     Authority Revenue Bonds,
     Series 2001, City of Jackson
     Loan (SunTrust Bank LOC),
     1.69%, 10/7/04                      6,185           6,185
   Gordon County Hospital
     Authority VRDB, Series 1996A,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     1.84%, 10/7/04                        785             785

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  49    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 3.3% - (CONTINUED)
   Jackson City Industrial
     Development Board Waste
     Facilities VRDB, Series 1995
     (AMT), Florida Steel Corp.
     Project (Bank of America
     LOC),
     1.75%, 10/7/04                     $6,000          $6,000
   Loudon IDR VRDB, Series 2002
     (AMT), Continental Carbonic
     Products (Bank One LOC),
     1.99%, 10/7/04                      3,150           3,150
   Memphis-Shelby County Airport
     Authority Revenue VRDB,
     Series 1999C (AMT), Wachovia
     MERLOTS (AMBAC Insured), (1)
     1.79%, 10/7/04                     14,815          14,815
   Metropolitan Government
     Nashville & Davidson Counties
     Revenue Bonds,
     Series 2001B1 (Ascension
     Health Gtd.),
     1.65%, 8/3/05                       5,000           5,000
     Series 2001B2 (Ascension
     Health Gtd.),
     1.20%, 11/15/04                    18,000          18,000
   Metropolitan Government
     Nashville & Davidson Counties
     Electric Revenue Bonds,
     Citicorp Eagle Trust Series
     984201, (1)
     1.75%, 10/7/04                     19,375          19,375
   Metropolitan Government
     Nashville & Davidson Health &
     Education Revenue Bonds,
     Vanderbilt University
     Project,
     1.05%, 1/15/05                      5,000           5,000
     1.05%, 1/15/05                     15,000          15,000
   Metropolitan Nashville Airport
     Authority Revenue Bonds,
     Series 2003, Passenger
     Facility Charge (SunTrust
     Bank LOC),
     1.77%, 10/7/04                      7,225           7,225
   Metropolitan Nashville &
     Davidson Counties Educational
     Facilities Authority VRDB,
     Series 2002A, Belmont
     University Project (SunTrust
     Bank LOC),
     1.69%, 10/7/04                      3,000           3,000

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 3.3% - (CONTINUED)
   Metropolitan Nashville &
     Nashville Health & Education
     Service VRDB, Series 1996A,
     Adventist Health System
     (SunTrust Bank LOC),
     1.69%, 10/7/04                     $4,140          $4,140
   Montgomery County Public
     Building Authority VRDB,
     Series 2004, County Loan Pool
     (Bank of America LOC),
     1.76%, 10/1/04                     18,800          18,800
   Nashville & Davidson Counties
     Housing Revenue VRDB, Series
     1995A (AMT), Old Hickory
     Towers Project (FHLB LOC),
     1.65%, 10/7/04                      1,700           1,700
   Rutherford County Industrial
     Development Board VRDB,
     Series 1999A (AMT), Tennessee
     Farmers Co-Op Project
     (Amsouth Bank of Birmingham
     LOC),
     1.89%, 10/7/04                      2,125           2,125
   Sevier County Public Building
     Authority VRDB, Series 2000
     IV-B-8, Local Government
     Improvement Bonds (FSA Corp.
     Insured),
     1.76%, 10/1/04                        625             625
   Shelby County G.O. VRDB, Series
     1999A,
     1.70%, 10/7/04                        980             980
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB,
     Memphis University School
     Project (SunTrust Bank LOC),
     1.72%, 10/7/04                      4,800           4,800
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB, Series
     2001, Youth Villages (Allied
     Irish Bank LOC),
     1.73%, 10/7/04                      1,900           1,900
   Sumner County Health,
     Educational and Housing
     Facilities Board VRDB, Series
     1999A, Hospital Alliance of
     Tennessee Pooled Program
     (Transamerica Life & Annuity
     Gtd.),
     1.84%, 10/7/04                      2,200           2,200

See Notes to the Financial Statements.

MONEY MARKET FUNDS    50    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 3.3% - (CONTINUED)
   Sumner County School Capital
     Outlay Notes (SunTrust Bank
     LOC),
     1.69%, 10/7/04                     $2,000          $2,000
  ------------------------------------------------------------
                                                       152,015
  ------------------------------------------------------------
  TEXAS - 15.5%
   Aldine Independent School
     District G.O. Refunding VRDB,
     Soc Gen Municipal Securities
     Trust Receipts Series 1997
     SGB29 (PSF of Texas
     Gtd.), (1)
     1.75%, 10/7/04                      8,950           8,950
   Austin Water and Wastewater
     System Revenue Bonds, Series
     2003, Wachovia MERLOTS Series
     2003-B27 (MBIA Insured), (1)
     1.74%, 10/7/04                      9,995           9,995
   Austin Water and Wastewater
     System Revenue Bonds,
     Wachovia MERLOTS Series
     2000LLL (MBIA Insured), (1)
     1.74%, 10/7/04                      7,475           7,475
   Bastrop Independent School
     District VRDN, Series 1997,
     Soc Gen Municipal Securities
     Trust Receipts Series SGB37
     (PSF of Texas Gtd.), (1)
     1.75%, 10/7/04                     18,870          18,870
   Bexar County Housing Finance
     Corp. VRDB, Series 2003
     (AMT), Primrose Jefferson
     Plaza (Bank of America LOC),
     1.77%, 10/7/04                     12,000          12,000
   Bexar County Revenue Bonds,
     Series 2001-3, State Street
     Clipper Trust (MBIA
     Insured), (1)
     1.60%, 3/10/05                     12,620          12,620
   Brazos River Harbor Naval
     District VRDB, Series 1996
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.83%, 10/1/04                     25,000          25,000
   Brazos River Harbor Naval
     District VRDB, Series 2002
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.80%, 10/7/04                      1,100           1,100

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Brazos River Texas Naval
     District Brazoria County VRDB
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.83%, 10/1/04                    $15,000         $15,000
   Brazos River Texas PCR Bonds
     (AMT), TXU Electric Company
     Project (Credit Suisse First
     Boston LOC),
     Series 2001D-1,
     1.76%, 10/7/04                     30,800          30,800
     Series 2001D-2,
     1.76%, 10/7/04                     23,400          23,400
   Calhoun County Naval District
     VRDB, Series 2004 (AMT),
     Formosa Plastic Corp.
     (Wachovia Bank LOC),
     1.76%, 10/7/04                      6,890           6,890
   Calhoun County Naval IDA Port
     Revenue VRDB, Series 1998
     (AMT) (BP PLC Gtd.),
     1.83%, 10/1/04                     26,500          26,500
   Comal Independent School
     District VRDB, ABN AMRO
     MuniTops Certificates Series
     1999-9 (PSF of Texas
     Gtd.), (1)
     1.75%, 10/7/04                      1,800           1,800
   Cypress-Fairbanks Independent
     School District VRDB,
     Citicorp Eagle Trust Series
     20004304 (PSF of Texas
     Gtd.), (1)
     1.75%, 10/7/04                      7,640           7,640
   Dallas Fort Worth Airport VRDB,
     Series 1999 (AMT), Flight
     Safety Project (OBH, Inc.
     Gtd.),
     1.74%, 10/7/04                     10,000          10,000
   Dallas Fort Worth International
     Airport Revenue VRDB, Series
     2001A (AMT), Wachovia MERLOTS
     Series 2002-A13 (FGIC
     Insured), (1)
     1.79%, 10/7/04                     10,065          10,065
   Dallas Fort Worth Regional
     Airport Revenue Refunding
     Bonds, Series 1995, SocGen
     Municipal Trust SGB5 (FGIC
     Insured), (1)
     1.75%, 10/7/04                     13,310          13,310

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  51    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Dallas G.O. Refunding VRDB,
     Series 1998, Morgan Stanley
     Floating Rate Trust
     Certificates, Series 93, (1)
     1.73%, 10/7/04                     $3,400          $3,400
   Dallas HFA Multifamily Revenue
     Bonds (AMT), Southern Terrace
     Apartments (JP Morgan Chase
     Bank LOC),
     1.77%, 10/7/04                      6,990           6,990
   Denton Industrial School
     District Variable Rate
     Certificates, Series 2004C,
     Piper Jaffray Funding LLC
     (PSF of Texas Gtd.), (1)
     1.77%, 10/7/04                     12,705          12,705
   El Paso City Housing Financing
     Corp. Housing Revenue Bonds,
     Series 1993 (AMT), Viva
     Apartments Project (General
     Electric Capital Corp. LOC),
     1.79%, 10/7/04                      3,500           3,500
   El Paso Housing Finance Corp.
     SFM Revenue VRDB, Series
     2001E, (1)
     1.77%, 10/7/04                      8,995           8,995
   Galveston County Housing
     Finance Corp. SFM VRDN (AMT),
     Merrill Lynch P-Floats Series
     PT-205 (Colld. by GNMA
     Securities), (1)
     1.78%, 10/7/04                      3,360           3,360
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2001 (AMT), American
     Acrylic Project (JP Morgan
     Chase Bank LOC),
     1.78%, 10/7/04                     25,000          25,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 1999 (AMT), Air
     Products & Chemicals Project
     (Air Products & Chemicals
     Gtd.),
     1.76%, 10/7/04                      7,000           7,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2002 (AMT), Waste
     Corp. of Texas Project (Wells
     Fargo Bank LOC),
     1.76%, 10/7/04                      2,650           2,650

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2004A (AMT), Waste
     Management Project (JP Morgan
     Chase Bank LOC),
     1.75%, 10/7/04                     $4,500          $4,500
   Gulf Coast Waste Disposal
     Authority Variable Rate
     Revenue Bonds, Series 2001
     (AMT), BP Amoco Oil (BP PLC
     Gtd.),
     1.79%, 10/1/04                     12,075          12,075
   Haltom Industrial Development
     Corp. Revenue Bonds, Series
     1995, Molded Products Co.
     Project (Bank of America
     LOC),
     1.78%, 10/7/04                      2,200           2,200
   Harris County Development Corp.
     IDR VRDB, Series 2000 (AMT),
     North American Galvanizing
     (Bank One LOC),
     1.90%, 10/7/04                      3,510           3,510
   Harris County Health Facilities
     Development Corp. Revenue
     Bonds, Wachovia MERLOTS
     Series 2001-A87 (U.S.
     Treasuries Escrowed), (1)
     1.74%, 10/7/04                      2,850           2,850
   Harris County Industrial
     Development Corp. Solid Waste
     Disposal VRDB (AMT), Series
     2004A, Deer Park Refining
     (Deer Park Refining Gtd.),
     1.79%, 10/1/04                     50,100          50,100
   Harris County Senior Lien Toll
     Road VRDB, Series 2002,
     Wachovia MERLOTS Series
     2003-B16 (FSA Corp.
     Insured), (1)
     1.74%, 10/7/04                     12,995          12,995
   Houston Housing Finance Corp.
     Revenue Bonds, Series 2004
     (AMT), Mayfair Park
     Apartments (FNMA LOC),
     1.74%, 10/7/04                      3,000           3,000
   Houston Utilities System
     Revenue Bonds, Series
     2004C13, Wachovia MERLOTS
     (MBIA Insured), (1)
     1.74%, 10/7/04                      7,700           7,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS    52    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Irving Independent School
     District VRDB, Series 2004A,
     (PSF of Texas Gtd.),
     2.10%, 8/1/05                     $10,000         $10,041
   Keller Independent School
     District VRDB, ABN AMRO
     MuniTops 2001-26 (PSF of
     Texas Gtd.), (1)
     1.75%, 10/7/04                      6,500           6,500
   La Marque Independent School
     District, Series 2003,
     Citigroup ROCS 1058 (PSF of
     Texas Gtd.), (1)
     1.75%, 10/7/04                      8,190           8,190
   Leander Independent School
     District Revenue Bonds, ABN
     AMRO MuniTops Series 2002-16
     (PSF of Texas Gtd.), (1)
     1.75%, 10/7/04                      5,500           5,500
   Northside Independent School
     District School Building
     Bonds, Series 2002A, ABN AMRO
     MuniTops 2003-28
     (PSF of Texas Gtd.), (1)
     1.75%, 10/7/04                      9,870           9,870
   Northside Independent School
     District School Building
     Bonds, Series 2003 (PSF of
     Texas Gtd.),
     1.67%, 6/15/05                      6,500           6,500
   Nueces River Authority Water
     Supply VRDN, Eagle Trust
     Series 97430, Corpus Christi
     Lake Project (FSA Corp.
     Insured), (1)
     1.75%, 10/7/04                     16,600          16,600
   Plano Health Facilities
     Development Corp. VRDB,
     Series 2000, YMCA of Metro
     Dallas Project (Bank One
     LOC),
     1.85%, 10/7/04                     11,600          11,600
   Port Arthur Navigation District
     Industrial Development VRDB
     (AMT), Air Products &
     Chemicals, Inc. (Air Products
     & Chemicals, Inc. Gtd.),
     1.76%, 10/7/04                     17,500          17,500
   Port Arthur Navigation District
     Revenue VRDN, Series 1998
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.83%, 10/1/04                      5,000           5,000

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Richmond Higher Education Corp.
     VRDB, Series 2003A, Bayou
     University Project (AMBAC
     Insured),
     1.72%, 10/7/04                     $6,500          $6,500
   San Antonio Independent School
     District Revenue Bonds,
     Series 2001B, ABN AMRO
     MuniTops 2001-29 (PSF of
     Texas Gtd.), (1)
     1.13%, 2/16/05                     19,995          19,995
   San Antonio Multifamily Housing
     Revenue Bonds, Series 2002
     (AMT), Roaring Fork Series
     2002-10 (GNMA Colld.), (1)
     1.84%, 10/7/04                      7,285           7,285
   State of Texas TRAN, Series
     2004,
     3.00%, 8/31/05                    103,500         104,804
   Tarrant County Health Facility
     Authority VRDB, Series 1996A,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     1.69%, 10/7/04                      1,000           1,000
   Tarrant County Housing Finance
     Corp. Multifamily VRDB,
     Merrill Lynch P-Floats Series
     PT-473 (FHLMC Gtd.), (1)
     1.74%, 10/7/04                      5,755           5,755
   Tarrant County Housing Finance
     Corp. VRDB, Series 2000,
     Gateway Arlington Apartment
     Project (FNMA Gtd.),
     1.69%, 10/7/04                     11,400          11,400
   Texas City Industrial
     Development Corp. VRDB,
     Wachovia MERLOTS Series
     2000-A34, Arco Pipeline
     Project (BP PLC Gtd.), (1)
     1.74%, 10/7/04                      3,935           3,935
   Texas Housing Department North
     Vista Apartments VRDB, Series
     2003, Roaring Fork Trust
     Receipts (AMBAC Insured), (1)
     1.84%, 10/7/04                      9,780           9,780
   Texas State Department of
     Housing and Community Affairs
     Residential Mortgage Revenue
     Bonds (AMT), Merrill Lynch
     P-Floats PT-1192 (Colld. by
     GNMA Securities), (1)
     1.78%, 10/7/04                      1,355           1,355

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  53    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 15.5% - (CONTINUED)
   Texas State Department of
     Housing & Community Affairs
     Residential Mortgage Revenue
     Bonds, Series B (AMT), State
     Street Clipper Trust
     2001-1, (1)
     1.65%, 3/10/05                     $9,596          $9,596
   Texas State Department of
     Housing & Community Affairs
     VRDB, Merrill Lynch P-Floats
     PT-1868 (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     1.83%, 10/7/04                      3,975           3,975
   Texas State Department of
     Housing & Community Affairs
     VRDB, Series 1996D (AMT),
     Wachovia MERLOTS Series
     2002-A58 (MBIA Insured), (1)
     1.79%, 10/7/04                      3,450           3,450
   Texas State Department of
     Housing & Community Affairs
     VRDB, Series 2002A (AMT),
     Wachovia MERLOTS Series
     2003-A08 (Colld. by U.S.
     Government Agency
     Securities), (1)
     1.79%, 10/7/04                      4,700           4,700
   Texas University VRDB, Series
     2003B, Wachovia MERLOTS
     Series 2003-B14, (1)
     1.72%, 10/7/04                      7,800           7,800
   Texas Veterans Housing
     Assistance G.O. VRDB (AMT),
     Merrill Lynch P-Floats Series
     PT-524, (1)
     1.78%, 10/7/04                      6,000           6,000
   Wallis Higher Education
     Facilities VRDB, Series 2003,
     St. Marks Episcopal School
     Project (Bank One LOC),
     1.70%, 10/7/04                      1,300           1,300
  ------------------------------------------------------------
                                                       719,876
  ------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  UTAH - 1.4%
   Intermountain Power Agency
     Supply Revenue VRDN, Citicorp
     Eagle Trust CR-331 (FSA Corp.
     Insured), (1)
     1.75%, 10/7/04                     $4,800          $4,800
   Salt Lake City Utah Assessment
     Revenue VRDB, Series 2003,
     Gateway Project (Citibank
     LOC),
     1.70%, 10/7/04                      7,400           7,400
   Utah Associate Municipal Power
     System VRDB, Citigroup ROCS
     Series RR II R 2016 (FSA
     Corp. Insured), (1)
     1.75%, 10/7/04                      5,265           5,265
   Utah HFA SFM VRDB, Series
     2001A2-CLIII (AMT), Wachovia
     MERLOTS Series 2001-A14, (1)
     1.79%, 10/7/04                      3,390           3,390
   Utah HFA VRDB (AMT), Wachovia
     MERLOTS Series 2001-A62, (1)
     1.79%, 10/7/04                      3,410           3,410
   Utah Housing Corp. Multifamily
     Revenue Bonds, Series 2004A
     (AMT), Tanglewood Apartments
     Project (Citibank LOC),
     1.77%, 10/7/04                      9,000           9,000
   Utah Water Finance Agency
     Revenue VRDB, (AMBAC
     Insured),
     Series 2002A5,
     1.80%, 10/7/04                      5,450           5,450
     Series 2003A7,
     1.80%, 10/7/04                      9,600           9,600
     Series 2003A9,
     1.77%, 10/7/04                     15,000          15,000
  ------------------------------------------------------------
                                                        63,315
  ------------------------------------------------------------
  VERMONT - 0.1%
   Vermont Education Health
     Building Finance Agency VRDB,
     Series 2004A, Stratton
     Mountain School and Ski
     (SunTrust Bank LOC),
     1.77%, 10/7/04                      6,800           6,800
  ------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    54    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  VIRGINIA - 0.6%
   Botetourt County IDA VRDN
     (AMT), Valley Forge Co.
     Project (Harris Trust &
     Savings Bank LOC),
     1.83%, 10/7/04                     $2,200          $2,200
   Emporia City IDA IDR Bonds,
     Series 1999 (AMT) (Bank of
     America LOC),
     1.75%, 10/7/04                      1,910           1,910
   Fairfax County Educational
     Facilities Revenue Bonds,
     Series 2003, The Madeira
     School (Bank of America LOC),
     1.77%, 10/7/04                     18,000          18,000
   University of Virginia Rector &
     Visitors VRDB, Series 2003B,
     Wachovia MERLOTS Series
     2003-B31, (1)
     1.74%, 10/7/04                      3,590           3,590
  ------------------------------------------------------------
                                                        25,700
  ------------------------------------------------------------
  WASHINGTON - 4.6%
   Bremerton County Revenue Bonds,
     Series 2000, Kitsap Regional
     Conference Center Parking
     (Bank of America LOC),
     1.75%, 10/7/04                      2,500           2,500
   Chelan County Public Utilities
     District Revenue VRDB (AMT),
     Wachovia MERLOTS Series
     2000-R, (1)
     1.79%, 10/7/04                     10,000          10,000
   Columbia Energy Northwest VRDB,
     Series 2002A, Wachovia
     MERLOTS Series 2004-A04 (MBIA
     Insured), (1)
     1.74%, 10/7/04                      4,200           4,200
   King County Housing Authority
     VRDN (AMT), Overlake Todd
     Project (Bank of America
     LOC),
     1.75%, 10/7/04                      5,785           5,785
   King County Housing Authority
     VRDN, Series 2001B (AMT),
     Overlake Todd Project (Bank
     of America LOC),
     1.75%, 10/7/04                      4,000           4,000
   King County Sewer Revenue VRDB,
     Wachovia MERLOTS Series
     2000-E (FGIC Insured), (1)
     1.74%, 10/7/04                      9,525           9,525

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Port Bellingham Industrial
     Development Corp. VRDB,
     Series 2003 (AMT), BP Amoco
     West Coast Products LLC (BP
     PLC Gtd.),
     1.79%, 10/1/04                     $3,725          $3,725
   Port Seattle VRDB, Series 1999B
     (AMT), Wachovia MERLOTS
     Series 2002-B04 (FGIC
     Insured), (1)
     1.79%, 10/7/04                      3,970           3,970
   Seattle Light and Power Revenue
     Refunding Bonds, Series 47,
     Citigroup ROCS II R (FSA
     Insured), (1)
     1.75%, 10/7/04                     16,020          16,020
   Tacoma Water System Revenue
     Bonds, ABN AMRO MuniTops
     Certificates Series 2002-36
     (MBIA Insured), (1)
     1.25%, 11/3/04                      8,680           8,680
   Washington Economic Development
     Finance Authority VRDB,
     Series 2000C (AMT), American
     Millwork Project (KeyBank
     LOC),
     1.79%, 10/7/04                      3,825           3,825
   Washington Economic Development
     Finance Authority VRDB,
     Series 2002E (AMT), Waste
     Management, Inc. Project (JP
     Morgan Chase LOC),
     1.75%, 10/7/04                      5,000           5,000
   Washington State G.O. Refunding
     VRDB, Citicorp Eagle Trust
     Series 1993C, (1)
     1.75%, 10/7/04                      5,600           5,600
   Washington State G.O. Various
     Purpose Bonds, Citicorp Eagle
     Trust Series 2000B, (1)
     1.75%, 10/7/04                     10,365          10,365
   Washington State G.O. VRDN,
     Wachovia MERLOTS Series
     2001-A54, (1)
     1.74%, 10/7/04                      4,115           4,115
   Washington State Finance
     Commission VRDB, Series 2000A
     (AMT), Carlyle Care Center
     Project (U.S. Bank LOC),
     1.78%, 10/1/04                      3,055           3,055

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  55    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State Higher
     Education Facilities VRDB,
     Series 2003A, Cornish College
     of Arts Project (Bank of
     America LOC),
     1.73%, 10/7/04                     $2,100          $2,100
   Washington State Housing
     Finance Authority SFM Revenue
     Bonds (AMT), Merrill Lynch
     P-Floats PT-838 (AIG Matched
     Funding Insured), (1)
     1.79%, 10/7/04                      2,740           2,740
   Washington State Housing
     Finance Authority VRDB,
     Series 1994 (AMT), Canyon
     Lakes II Project (Wells Fargo
     Bank LOC),
     1.60%, 10/7/04                      6,530           6,530
   Washington State Housing
     Finance Commission Revenue
     Bonds, Series 2003A (AMT),
     Woodland Retirement Project
     (Wells Fargo Bank LOC),
     1.78%, 10/1/04                      3,425           3,425
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1994 (AMT), Arbors on
     the Park Project (General
     Electric Capital Corp. LOC),
     1.79%, 10/7/04                      8,450           8,450
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1999A (AMT), Assisted
     Living Project (U.S. Bank
     LOC),
     1.79%, 10/7/04                      1,165           1,165
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1999A, Mill Pointe
     Apartments Project (U.S. Bank
     LOC),
     1.87%, 10/1/04                      6,725           6,725
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001 (AMT),
     Springfield Meadows
     Apartments Project (U.S. Bank
     LOC),
     1.87%, 10/1/04                      8,050           8,050

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001A (AMT),
     Monticello Park Project (FNMA
     Gtd.),
     1.58%, 10/7/04                     $4,285          $4,285
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Ballinger
     Court Senior Apartments
     Project (FNMA Gtd.),
     1.74%, 10/7/04                      4,640           4,640
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Rolling
     Hills Apartments Project
     (Bank of America LOC),
     1.77%, 10/1/04                      6,125           6,125
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004A (AMT), Terrace
     Senior Apartments (FNMA LOC),
     1.72%, 10/7/04                      8,520           8,520
   Washington State Housing
     Finance Commission Revenue
     Bonds, Series 2003A (AMT),
     Auburn Meadows Project (Wells
     Fargo Bank LOC),
     1.78%, 10/1/04                      6,020           6,020
   Washington State Housing
     Finance Commission SFM
     Revenue VRDB, Series 2002-3AR
     (AMT), Wachovia MERLOTS
     Series 2002-A29, (1)
     1.79%, 10/7/04                      4,455           4,455
   Washington State Housing
     Finance Commission VRDB
     (AMT), Rosemont Apartment
     Project (BNP Paribas LOC),
     1.80%, 10/1/04                      2,890           2,890
   Washington State Housing
     Finance Commission VRDB,
     Series 2000, Living Care
     Center Project (Wells Fargo
     Bank LOC),
     1.56%, 10/7/04                     12,010          12,010
   Washington State Housing
     Finance Commission VRDB,
     Series 2002A (AMT),
     Bridgewood Four Seasons (FNMA
     Gtd.),
     1.56%, 10/7/04                      5,860           5,860

See Notes to the Financial Statements.

MONEY MARKET FUNDS    56    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State Housing
     Finance Commission VRDB,
     Series 2002A (AMT),
     Heatherwood Apartments (U.S.
     Bank LOC),
     1.87%, 10/1/04                     $2,815          $2,815
   Washington State Housing
     Finance Commission Non Profit
     Revenue VRDB, Series 2000,
     University Prep Academy
     Project (Bank of America
     LOC),
     1.75%, 10/7/04                      4,300           4,300
   Washington State Housing
     Finance Commission Non Profit
     Revenue VRDB, Series 2002,
     Rockwood Retirement
     Communities (Wells Fargo Bank
     LOC),
     1.75%, 10/1/04                      4,560           4,560
   Washington State Housing
     Finance Commission Non Profit
     Revenue VRDB, Series 2003,
     Franke Tobey Jones Project
     (Wells Fargo Bank LOC),
     1.75%, 10/1/04                      4,400           4,400
   Washington State VRDB, Series
     2003, Association of
     Commercial & Migrant Health
     Centers (U.S. Bank LOC),
     1.74%, 10/7/04                      5,370           5,370
  ------------------------------------------------------------
                                                       215,800
  ------------------------------------------------------------
  WEST VIRGINIA - 0.3%
   Cabell County Revenue VRDB,
     Series 2001, Huntington YMCA
     (Bank One LOC),
     1.85%, 10/7/04                      3,380           3,380
   Marion County Solid Waste
     Disposal Revenue VRDB, Series
     B (AMT), Granttown Project
     (National Westminster Bank
     LOC),
     1.77%, 10/7/04                      2,800           2,800
   West Virginia EDA IDR VRDN,
     Series 1999 (AMT),
     Rubberlite, Inc. Project
     (Bank One LOC),
     1.90%, 10/7/04                      3,840           3,840
   West Virginia Hospital Finance
     Authority VRDB, Series
     2002C1, (Huntington National
     Bank LOC),
     1.89%, 10/7/04                      2,955           2,955

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WEST VIRGINIA - 0.3% - (CONTINUED)
   West Virginia Hospital Finance
     Authority VRDB, Series
     2003A1, Pallottine Health
     (Bank One LOC),
     1.70%, 10/7/04                       $115            $115
  ------------------------------------------------------------
                                                        13,090
  ------------------------------------------------------------
  WISCONSIN - 2.2%
   Marshfield City IDR VRDB,
     Series 2001 (AMT), Wick
     Building Systems, Inc.
     Project (Bank One LOC),
     1.94%, 10/7/04                      4,525           4,525
   Mequon IDR Bonds, Series 2001A
     (AMT), Gateway Plastic (Bank
     One LOC),
     1.94%, 10/7/04                      1,000           1,000
   Milwaukee IDR VRDB (AMT), R & B
     Wagner (Bank One LOC),
     1.89%, 10/7/04                      4,470           4,470
   Milwaukee Redevelopment
     Authority Revenue VRDB,
     Series 2000 (AMT), Capital
     Stampings Corp. Project (Bank
     One LOC),
     1.90%, 10/7/04                      5,970           5,970
   Oak Creek IDR VRDB, Series
     1999A (AMT), Fort Howard
     Steel, Inc. Project (Marshall
     & Ilsley Bank LOC),
     1.90%, 10/7/04                      5,325           5,325
   Oostburg IDR VRDB, Series 2002
     (AMT), Dutchland Plastics
     Corp. (U.S. Bank LOC),
     1.79%, 10/7/04                      2,705           2,705
   University of Wisconsin
     Hospital and Clinics Revenue
     Bonds, Wachovia MERLOTS
     Series 2000-RR (FSA Corp.
     Insured), (1)
     1.74%, 10/7/04                      4,000           4,000
   Wisconsin Health and
     Educational Facilities
     Authority VRDB, Meriter
     Hospital, Inc. Project
     (Marshall & Ilsley Bank LOC),
     1.77%, 10/1/04                      1,400           1,400
   Wisconsin Health and
     Educational Facilities
     Authority VRDB, Series 2001,
     Riverview Hospital
     Association (U.S. Bank LOC),
     1.77%, 10/1/04                      4,750           4,750

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  57    MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WISCONSIN - 2.2% - (CONTINUED)
   Wisconsin Health and
     Educational Facilities
     Authority VRDB, Series 2003,
     Mequon Jewish Project (Bank
     One LOC),
     1.73%, 10/7/04                     $3,600          $3,600
   Wisconsin Health and
     Educational Facilities
     Revenue Bonds, St. Joseph
     Community Hospital (Marshall
     & Ilsley Bank LOC),
     1.75%, 10/7/04                      7,215           7,215
   Wisconsin Health and
     Educational Facilities VRDB,
     Pooled Financing Program
     (Marshall & Ilsley Bank LOC),
     Series 2002C,
     1.84%, 10/7/04                      1,950           1,950
     Series 2002D,
     1.84%, 10/7/04                      2,690           2,690
     Series 2002G,
     1.84%, 10/7/04                      1,250           1,250
   Wisconsin Health and
     Educational Facilities VRDB,
     Series 2001, Lutheran College
     (U.S. Bank LOC),
     1.77%, 10/1/04                     20,500          20,500
   Wisconsin Health and
     Educational Facilities VRDB,
     Series 2002A, Vernon Memorial
     Hospital (U.S. Bank LOC),
     1.77%, 10/1/04                      5,200           5,200
   Wisconsin Housing and EDA
     Single Family Drawdown
     Revenue Bonds (AMT) (Security
     Life of Denver GIC), (1)
     Merrill Lynch P-Floats
       PT-598,
     1.79%, 10/7/04                      4,925           4,925
     Merrill Lynch P-Floats
       PT-632,
     1.79%, 10/7/04                      2,000           2,000
     Merrill Lynch P-Floats
       PT-758,
     1.79%, 10/7/04                      4,955           4,955
   Wisconsin State Health and
     Education Facilities Revenue
     VRDB, Series 2003, Agnesian
     Healthcare Project (Marshall
     & Ilsley Bank LOC),
     1.77%, 10/1/04                      4,500           4,500

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WISCONSIN - 2.2% - (CONTINUED)
   Wisconsin State Health and
     Education Facilities Revenue
     VRDB, Series 2003, Mercy
     Health Systems (Marshall &
     Ilsley Bank LOC),
     1.72%, 10/7/04                     $7,520          $7,520
  ------------------------------------------------------------
                                                       100,450
  ------------------------------------------------------------
  WYOMING - 0.7%
   Green River PCR VRDB, Series
     1992 (AMT), Rhone-Poulene
     (Comerica Bank LOC),
     1.94%, 10/7/04                     10,800          10,800
   Sweetwater County Environmental
     Improvement Revenue Bonds,
     Series 1995 (AMT), PacifiCorp
     Project (Bank One LOC),
     1.77%, 10/1/04                     19,400          19,400
  ------------------------------------------------------------
                                                        30,200
  ------------------------------------------------------------
  MULTIPLE STATES POOLED SECURITIES - 3.5%
   Charter Mac Floater
     Certificates Trust I, Series
     2000 (AMT), (MBIA
     Insured), (1)
     1.83%, 10/7/04                      6,100           6,100
   Charter Mac Floater
     Certificates, Series 2001
     (AMT), National-2 (MBIA
     Insured), (1)
     1.83%, 10/7/04                     20,000          20,000
   Charter Mac Low Floater
     Certificates Trust I, Series
     2002 (AMT), National-3 (MBIA
     Insured), (1)
     1.83%, 10/7/04                     15,000          15,000
   Clipper Tax-Exempt
     Certificates, Multistate
     Tax-Exempt Certificates, (1)
     Series 1998A,
     1.81%, 10/7/04                     33,200          33,200
     Series 1999-3,
     1.89%, 10/7/04                     27,762          27,762
   National FHLMC Multifamily
     VRDN, Series M002 (AMT)
     (FHLMC Gtd.),
     1.89%, 10/7/04                     31,495          31,495

See Notes to the Financial Statements.

MONEY MARKET FUNDS    58    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MULTIPLE STATES POOLED SECURITIES - 3.5% - (CONTINUED)
   SunAmerica Pooled Multifamily
     Series 2001-2A (AMT) (FHLMC
     Gtd.), (1)
     1.79%, 10/7/04                    $29,570         $29,570
  ------------------------------------------------------------
                                                       163,127
  ------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  ------------------------------------------------------------
  (COST $4,616,059)                                  4,616,059

                                       NUMBER
                                     OF SHARES        VALUE
                                       (000S)         (000S)
  INVESTMENT COMPANIES - 0.1%
   AIM Tax-Exempt Cash Fund              2,791           2,791
   Dreyfus Tax-Exempt Cash
     Management Fund                        62              62
   Merrill Lynch Institutional
     Tax-Exempt Fund                       285             285
  ------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------
  (COST $3,138)                                          3,138

  ------------------------------------------------------------
  TOTAL INVESTMENTS - 99.8%
  ------------------------------------------------------------
  (COST $4,619,197) (2)                              4,619,197
   Other Assets less
     Liabilities - 0.2%                                  8,770
  ------------------------------------------------------------
  NET ASSETS - 100.0%                               $4,627,967

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to approximately
    $1,284,733,000 or 27.8% of net assets.

(2) The cost for federal income tax purposes was $4,619,197.

At September 30, 2004, the Municipal Money Market Fund's percentage of investments was diversified as follows:

  INDUSTRY SECTOR                                 PERCENTAGE
  Air Transportation & Transportation
   Services                                              7.0%
  Air, Water Services & Solid Waste
   Management                                            8.6
  Educational Services                                   7.7
  Executive, Legislative & General Government           17.6
  Gas, Electric Services & Combined Utilities            5.1
  General Medical & Surgical                             6.0
  Health Services & Residential Care                     6.0
  Housing Programs                                      16.1
  All other sectors less than 5%                        25.9
  ----------------------------------------------------------
  TOTAL                                                100.0%

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  59    MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 79.8% (1)
  FANNIE MAE - 42.0%
   FNMA Discount Notes,
     1.75%, 10/14/04                     $2,112          $2,111
     1.03%, 10/18/04                      1,000           1,000
     1.47%, 10/20/04                      5,000           4,996
     1.59%, 10/27/04                     10,965          10,952
     1.61%, 11/1/04                       6,500           6,491
     1.65%, 11/1/04                       3,276           3,271
     1.67%, 11/1/04                       3,600           3,595
     1.77%, 11/1/04                       3,500           3,495
     1.69%, 11/10/04                      7,700           7,686
     1.62%, 11/17/04                      5,860           5,848
     1.65%, 11/17/04                      5,000           4,989
     1.80%, 11/30/04                      5,000           4,985
     1.51%, 12/1/04                      25,000          24,936
     1.74%, 12/1/04                      10,000           9,971
     1.12%, 12/10/04                     10,000           9,978
     1.30%, 12/10/04                      5,000           4,987
     1.91%, 12/29/04                      5,000           4,976
     1.95%, 3/9/05                       21,315          21,131
     1.95%, 3/16/05                      10,000           9,910
     2.00%, 4/1/05                        1,157           1,145
     2.10%, 4/15/05                      10,000           9,886
     2.10%, 6/24/05                       1,005             989
     2.15%, 6/24/05                       7,103           6,990
   FNMA FRN,
     1.46%, 10/7/04                      25,000          24,997
     1.51%, 10/18/04                      5,000           5,000
     1.56%, 10/28/04                      3,000           3,000
     1.73%, 10/29/04                      3,000           2,998
     1.74%, 12/9/04                      10,000           9,993
     1.79%, 12/15/04                     10,000           9,999
   FNMA Notes,
     1.88%, 12/15/04                      3,400           3,405
  -------------------------------------------------------------
                                                        223,710
  -------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 11.2%
   FFCB FRN,
     1.57%, 10/4/04                      10,000          10,000
     1.70%, 10/18/04                     20,000          19,998
     1.75%, 10/25/04                     25,000          24,994
     1.77%, 10/25/04                      5,000           4,999
  -------------------------------------------------------------
                                                         59,991
  -------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 79.8% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 9.4%
   FHLB Discount Notes,
     1.44%, 10/8/04                      $5,000          $4,999
     1.50%, 10/15/04                      1,400           1,399
     1.74%, 10/20/04                      5,000           4,995
   FHLB FRN,
     1.76%, 10/25/04                      2,000           2,000
     1.80%, 12/15/04                      5,000           5,000
   FHLB Notes,
     3.63%, 10/15/04                      3,100           3,103
     1.46%, 11/12/04                      8,000           8,000
     2.00%, 11/15/04                      3,000           3,003
     4.13%, 11/15/04                      3,600           3,610
     1.55%, 12/8/04                       5,000           5,000
     2.13%, 12/15/04                      9,000           9,015
  -------------------------------------------------------------
                                                         50,124
  -------------------------------------------------------------
  FREDDIE MAC - 15.8%
   FHLMC Discount Notes,
     1.52%, 10/7/04                       3,800           3,799
     1.55%, 10/20/04                      1,200           1,199
     1.50%, 10/25/04                      1,587           1,585
     1.62%, 11/9/04                       3,970           3,963
     1.64%, 11/12/04                      6,400           6,388
     1.64%, 11/15/04                      2,751           2,745
     1.70%, 11/22/04                      5,200           5,187
     1.78%, 12/14/04                      3,092           3,081
     1.12%, 12/15/04                      5,000           4,988
     1.99%, 3/8/05                        2,000           1,983
     1.95%, 3/15/05                       5,000           4,955
     2.00%, 3/21/05                       1,200           1,189
     2.00%, 4/5/05                        3,500           3,464
     2.07%, 6/30/05                       5,000           4,922
   FHLMC FRN,
     1.59%, 11/4/04                      25,000          24,995
     1.83%, 12/9/04                       3,000           3,000
   FHLMC Notes,
     3.25%, 11/15/04                      7,000           7,018
  -------------------------------------------------------------
                                                         84,461
  -------------------------------------------------------------
  OVERSEAS PRIVATE INVESTMENT CORP. - 1.4%
   Participation Certificates Series
     33IG,
     1.86%, 10/6/04                       7,247           7,247
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $425,533)                                       425,533

See Notes to the Financial Statements.

MONEY MARKET FUNDS    60    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  REPURCHASE AGREEMENTS - 20.8%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 10.3%
   Bank of America Securities LLC,
     dated 9/30/04, repurchase price
     $18,246
     1.72%, 10/1/04                     $18,245         $18,245
   Morgan Stanley & Co., Inc., dated
     9/30/04, repurchase price
     $12,164
     1.73%, 10/1/04                      12,163          12,163
   Societe Generale - New York
     Branch, dated 9/30/04,
     repurchase price $6,082
     1.74%, 10/1/04                       6,082           6,082
   UBS Securities LLC, dated
     9/30/04, repurchase price
     $18,246
     1.74%, 10/1/04                      18,245          18,245
  -------------------------------------------------------------
                                                         54,735
  -------------------------------------------------------------
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
   SECURITIES)
  REPURCHASE AGREEMENTS - 10.5%
   Lehman Brothers, Inc., dated
     9/30/04, repurchase price
     $55,934
     1.91%, 10/1/04                      55,931          55,931
  -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  -------------------------------------------------------------
  (COST $110,666)                                       110,666
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.6%
  -------------------------------------------------------------
  (COST $536,199) (2)                                   536,199
   Liabilities less Other
     Assets - (0.6)%                                     (3,297)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $532,902

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $536,199.

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  61    MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 103.1% (1)
  FANNIE MAE - 1.1%
   FNMA Discount Note,
     1.75%, 11/10/04                    $10,000          $9,981
  -------------------------------------------------------------
                                                          9,981
  -------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 22.5%
   FFCB Discount Notes,
     1.65%, 10/14/04                     20,000          19,988
     1.10%, 12/13/04                      9,400           9,379
     1.22%, 12/14/04                      2,500           2,494
     1.85%, 2/2/05                        2,892           2,874
   FFCB FRN,
     1.57%, 10/4/04                      10,000          10,000
     1.77%, 10/4/04                      15,000          14,997
     1.60%, 10/7/04                      25,000          24,992
     1.67%, 10/13/04                     10,000           9,999
     1.70%, 10/18/04                     20,000          19,998
     1.70%, 10/18/04                      8,000           7,995
     1.91%, 10/20/04                      5,000           4,999
     1.75%, 10/25/04                     25,000          24,994
     1.75%, 10/25/04                     10,000           9,999
     1.77%, 10/25/04                     10,000           9,998
     1.77%, 10/25/04                     20,000          19,996
     1.75%, 10/29/04                      5,000           4,999
   FFCB Notes,
     2.38%, 10/1/04                       5,000           5,000
     3.88%, 12/15/04                      5,450           5,480
  -------------------------------------------------------------
                                                        208,181
  -------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 79.5%
   FHLB Discount Notes,
     1.45%, 10/1/04                      10,000          10,000
     1.56%, 10/1/04                      20,000          20,000
     1.65%, 10/1/04                     137,495         137,495
     1.74%, 10/4/04                      20,000          19,997
     1.58%, 10/6/04                       1,500           1,500
     1.72%, 10/6/04                      15,000          14,996
     1.75%, 10/6/04                      12,800          12,797
     1.44%, 10/8/04                      25,000          24,993
     1.55%, 10/8/04                       5,000           4,999
     1.58%, 10/8/04                       2,500           2,499
     1.75%, 10/12/04                      1,900           1,899
     1.75%, 10/13/04                      1,400           1,399
     1.56%, 10/15/04                      1,386           1,385
     1.57%, 10/15/04                      2,400           2,399
     1.69%, 10/15/04                     15,000          14,990
     1.75%, 10/15/04                      3,400           3,398

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 103.1% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 79.5% - (CONTINUED)
     1.75%, 10/18/04                     $1,000            $999
     1.74%, 10/20/04                     15,000          14,986
     1.75%, 10/20/04                     48,631          48,586
     1.75%, 10/22/04                     18,100          18,081
     1.61%, 10/29/04                      7,000           6,991
     1.73%, 10/29/04                     20,000          19,973
     1.70%, 11/2/04                       1,000             998
     1.64%, 11/12/04                     14,600          14,572
     1.65%, 11/12/04                      5,512           5,501
     1.70%, 11/12/04                      1,500           1,497
     1.75%, 11/12/04                      4,100           4,092
     1.67%, 11/24/04                      2,500           2,494
     1.67%, 11/26/04                     10,000           9,974
     1.83%, 11/26/04                      2,550           2,543
     1.30%, 12/13/04                     10,000           9,974
     1.77%, 12/15/04                     19,845          19,772
     1.78%, 12/15/04                     10,000           9,963
     1.85%, 2/18/05                      15,872          15,758
     1.98%, 3/9/05                        1,000             991
     1.94%, 3/11/05                      20,000          19,826
     2.00%, 3/15/05                       1,000             991
     1.94%, 3/16/05                      25,000          24,776
     2.04%, 3/23/05                       1,495           1,480
   FHLB FRN,
     1.04%, 10/5/04                      15,000          15,000
     1.68%, 10/18/04                     20,000          19,991
     1.76%, 10/25/04                      5,000           5,000
     1.80%, 12/15/04                     19,000          18,998
   FHLB Notes,
     3.63%, 10/15/04                      6,250           6,256
     1.46%, 11/12/04                      8,000           8,000
     2.00%, 11/15/04                     11,000          11,011
     3.38%, 11/15/04                     24,400          24,453
     4.13%, 11/15/04                     15,750          15,805
     6.25%, 11/15/04                      2,360           2,375
     1.51%, 12/8/04                      10,000          10,004
     1.55%, 12/8/04                      10,000          10,000
     2.13%, 12/15/04                     30,760          30,808
     3.88%, 12/15/04                      8,750           8,796
     1.17%, 12/16/04                     20,000          19,970
  -------------------------------------------------------------
                                                        736,031
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $954,193)                                       954,193

See Notes to the Financial Statements.

MONEY MARKET FUNDS    62    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                         NUMBER
                                       OF SHARES        VALUE
                                         (000S)         (000S)
  INVESTMENT COMPANY - 0.6%
   STIT Government Tax Advantage
     Fund                                 5,000          $5,000
  -------------------------------------------------------------
  TOTAL INVESTMENT COMPANY
  -------------------------------------------------------------
  (COST $5,000)                                           5,000
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 103.7%
  -------------------------------------------------------------
  (COST $959,193) (2)                                   959,193
   Liabilities less Other
     Assets - (3.7)%                                    (34,003)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $925,190

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $959,193.

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT  63    MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 30 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements as of September 30, 2004, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are


MONEY MARKET FUNDS    64    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the fiscal year ended March 31, 2004, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for federal income tax purposes were as follows: California Municipal Money Market 100% and Municipal Money Market 100%.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

For the period subsequent to October 31, 2003 through the fiscal year end, the California Municipal Money Market Fund incurred approximately $1,000 in net capital losses for which the Fund intends to treat as having been incurred in the following fiscal year.

At March 31, 2004, the capital loss carryforwards for U.S. federal income tax purposes and the year of expiration was as follows:

  Amount in thousands                                 MARCH 31, 2011
  ------------------------------------------------------------------
  U.S. Government Money Market                              $16
  ------------------------------------------------------------------

At March 31, 2004, the tax components of undistributed net investment income and realized gains were as follows:

                                                UNDISTRIBUTED
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market            $308         $125
  Money Market                                    -        3,738
  Municipal Money Market                      1,953          292
  U.S. Government Money Market                    -          281
  U.S. Government Select Money Market             -          427
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, were as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $5,106         $ -
  Money Market                                     -      55,947
  Municipal Money Market                      28,409         218
  U.S. Government Money Market                     -       4,660
  U.S. Government Select Money Market              -       5,960
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2003, were as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $6,351          $ -
  Money Market                                     -      118,426
  Municipal Money Market                      44,359            -
  U.S. Government Money Market                     -        8,549
  U.S. Government Select Money Market              -       11,274
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Funds had no borrowings under the credit line during the six months ended September 30, 2004.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the six months ended September 30, 2004, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser also has agreed to reimburse the Funds as shown on the accompanying Statements of Operations to


                      NORTHERN FUNDS SEMIANNUAL REPORT  65    MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2004 (UNAUDITED)

adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  California Municipal Money
  Market                             0.50%      0.40%       0.55%
  Money Market                       0.50%      0.40%       0.55%
  Municipal Money Market             0.50%      0.40%       0.55%
  U.S. Government Money Market       0.50%      0.40%       0.55%
  U.S. Government Select Money
  Market                             0.50%      0.40%       0.55%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2004, the amounts payable under the plan by the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market were approximately $2,000, $28,000, $14,000, $2,000 and $3,000, respectively.


MONEY MARKET FUNDS    66    NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2004 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/04 - 9/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,003.10         $2.76
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,003.80         $2.76
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,003.30         $2.76
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,003.50         $2.76
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT SELECT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT       *EXPENSES
                          EXPENSE      VALUE        VALUE           PAID
                           RATIO       4/1/04      9/30/04    4/1/04 - 9/30/04
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,003.50         $2.76
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratio which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights.

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                      NORTHERN FUNDS SEMIANNUAL REPORT  67    MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION               SEPTEMBER 30, 2004 (UNAUDITED)


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ABAG        Association of Bay Area Governments Assurance
            Corp.

AMBAC       American Municipal Bond Assurance Corp.

AMT         Alternative Minimum Tax

BAN         Bond Anticipation Notes

COLLD.      Collateralized

COP         Certificate of Participation

CP          Commercial Paper

EDA         Economic Development Authority

FFCB        Federal Farm Credit Bank

FGIC        Financial Guaranty Insurance Corp.

FHLB        Federal Home Loan Bank

FHLMC       Freddie Mac

FNMA        Fannie Mae

FRN         Floating Rate Notes

FSA         Financial Security Assurance

GIC         Guaranteed Investment Contract

GNMA        Government National Mortgage Association

G.O.        General Obligation

GTD.        Guaranteed

HDA         Housing Development Agency

HFA         Housing Finance Authority

IDA         Industrial Development Authority

IDR         Industrial Development Revenue

LOC         Letter of Credit

MBIA        Municipal Bond Insurance Association

MERLOTS     Municipal Exempt Receipts - Liquidity Optional
            Tender

MTN         Medium Term Notes

P-FLOATS    Puttable Floating Rate Securities

PCR         Pollution Control Revenue

PSF         Permanent School Fund

RAN         Revenue Anticipation Notes

ROCS        Reset Option Certificates

SFM         Single Family Mortgage

SGB         Societe Generale Bank

SOC GEN     Societe Generale

STIT        Short-Term Investment Trust

TAN         Tax Anticipation Notes

TAW         Tax Anticipation Warrants

TOB         Tender Option Bond

TRAN        Tax and Revenue Anticipation Notes

TRB         Tax Revenue Bonds

VRD         Variable Rate Demand

VRDB        Variable Rate Demand Bond

VRDN        Variable Rate Demand Notes

VRN         Variable Rate Notes

XLCA        XL Capital Assurance


MONEY MARKET FUNDS    68    NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FOR MORE INFORMATION

---------------------------------------------------------------
   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

---------------------------------------------------------------
   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


                      NORTHERN FUNDS SEMIANNUAL REPORT  69    MONEY MARKET FUNDS

MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


MONEY MARKET FUNDS    70    NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                      NORTHERN FUNDS SEMIANNUAL REPORT  71    MONEY MARKET FUNDS

MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


MONEY MARKET FUNDS    72    NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      VALUE FUND

TABLE OF CONTENTS

2     STATEMENT OF ASSETS AND LIABILITIES

3     STATEMENT OF OPERATIONS

4     STATEMENT OF CHANGES IN NET ASSETS

5     FINANCIAL HIGHLIGHTS

6     SCHEDULE OF INVESTMENTS

8     NOTES TO THE FINANCIAL STATEMENTS

11    FUND EXPENSES

12    FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds Value Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds' Value
Fund prospectus, which contains more complete information about the Value Fund's investment policies, management fee and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

       NOT FDIC INSURED

May lose value/No bank guarantee

                                   NORTHERN FUNDS SEMIANNUAL REPORT 1 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands,                                                   VALUE
except per share data                                                    FUND
------------------------------------------------------------------------------
ASSETS :
Investments, at cost                                                    $  172
Investments, at fair value                                              $  221
Receivable from investment adviser                                           1
Prepaid and other assets                                                     3
------------------------------------------------------------------------------
Total Assets                                                               225
------------------------------------------------------------------------------
LIABILITIES:
Accrued custody and accounting fees                                          1
Accrued registration fees and other liabilities                              3
------------------------------------------------------------------------------
Total Liabilities                                                            4
------------------------------------------------------------------------------
Net Assets                                                              $  221
------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                           $  377
Accumulated net realized losses                                           (205)
Net unrealized appreciation                                                 49
------------------------------------------------------------------------------
Net Assets                                                              $  221
------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)              21
------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                $10.44
------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 2 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF OPERATIONS          SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        VALUE
Amounts in thousands                                                     FUND
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                                         $    2

EXPENSES:
Investment advisory fees                                                     2
Custody and accounting fees                                                 23
Registration fees                                                            1
Printing fees                                                                1
Professional fees                                                            4
Trustee fees and expenses                                                    3
Other                                                                        1
------------------------------------------------------------------------------
Total Expenses:                                                             35
  Less expenses reimbursed by
   investment adviser                                                      (33)
Net Expenses                                                                 2
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        -
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on investments                                           86
Net realized gains from in-kind redemption                                 780
Net change in unrealized appreciation (depreciation) on investments       (861)
Net Gains on Investments                                                     5
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $    5
------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 3 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS                SIX MONTHS ENDED SEPTEMBER 30,
                                                 2004 (UNAUDITED) OR FISCAL YEAR
                                                            ENDED MARCH 31, 2004

                                                                     VALUE FUND
                                                               SEPT. 30,    MARCH 31,
Amounts in thousands                                             2004         2004
-------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                          $       -    $       1
Net realized gains                                                   866          147
Net change in unrealized appreciation (depreciation)                (861)       1,307
Net Increase in Net Assets Resulting from Operations                   5        1,455
-------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                              -           11
Reinvestment of dividends                                              -            4
Payments for shares redeemed                                      (3,597)        (537)
Net Decrease in Net Assets Resulting from Capital
Share Transactions                                                (3,597)        (522)
-------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                                             -           (3)
In excess of net investment income                                     -           (1)
Total Distributions Paid                                               -           (4)
-------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (3,592)         929
-------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                3,813        2,884
End of period                                                  $     221    $   3,813
-------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $       -    $       -
-------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 4 VALUE FUND

                                                                      VALUE FUND

FINANCIAL HIGHLIGHTS

                                                                                              VALUE FUND
                                                                         SIX MONTHS
                                                                            ENDED          YEAR         YEAR      PERIOD
                                                                          SEPT. 30,       ENDED        ENDED      ENDED
                                                                            2004         MAR. 31,     MAR. 31,   MAR. 31,
Selected per share data                                                  (UNAUDITED)       2004         2003     2002 (4)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $     10.73     $   7.08     $   9.58   $  10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                                       -            -         0.01      (0.01)
Net realized and unrealized gains (losses)                                     (0.29)        3.66        (2.51)     (0.41)
Total Income (Loss) from Investment Operations                                 (0.29)        3.66        (2.50)     (0.42)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                                                       -        (0.01)           -          -
Total Distributions Paid                                                           -        (0.01)           -          -

Net Asset Value, End of Period                                           $     10.44     $  10.73     $   7.08   $   9.58
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                               (2.70)%      51.72%      (26.10)%    (4.20)%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                                  $       221     $  3,813     $  2,884   $  3,934
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                                   1.12%(3)     1.10%        1.10%      1.10%
  Expenses, before waivers and reimbursements                                  17.78%        2.94%        3.10%      4.13%
  Net investment income (loss), net of waivers and  reimbursements             (0.23)%       0.02%        0.08%     (0.17)%
  Net investment loss before waivers and reimbursements                       (16.89)%      (1.82)%      (1.92)%    (3.20)%
Portfolio Turnover Rate                                                         3.98%       15.43%       33.89%     50.07%
-------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the period would have been 1.10%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

(4)   Commenced investment operations on May 30, 2001.

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 5 VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

VALUE FUND

                                                            NUMBER        VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 95.9%
ADVERTISING - 1.8%
           Omnicom Group                                         60       $    4
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.8%
           Engineered Support Systems, Inc.                      80            4
--------------------------------------------------------------------------------
APPAREL - 4.5%
           Liz Claiborne, Inc.                                  120            5
           Quiksilver, Inc. *                                   200            5
--------------------------------------------------------------------------------
                                                                              10
--------------------------------------------------------------------------------
BANKS - 4.1%
           KeyCorp                                              140            5
           Wilmington Trust Corp.                               120            4
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
CHEMICALS - 1.8%
           Valspar Corp.                                         90            4
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.1%
           Cendant Corp.                                        180            4
           Pre-Paid Legal Services, Inc. *                      180            5
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
COMPUTERS - 1.8%
           Affiliated Computer Services, Inc., Class A *         80            4
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.3%
           Gillette (The) Co.                                   110            5
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%
           CIT Group, Inc.                                      120            5
           Morgan Stanley                                        90            4
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
ELECTRIC - 1.8%
           Constellation Energy Group, Inc.                     110            4
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
           Energizer Holdings, Inc. *                            90            4
--------------------------------------------------------------------------------
ELECTRONICS - 5.4%
           Checkpoint Systems, Inc. *                           240            4
           Jabil Circuit, Inc. *                                200            5
           Vishay Intertechnology, Inc. *                       260            3
--------------------------------------------------------------------------------
                                                                              12
--------------------------------------------------------------------------------
FOOD - 5.0%
           Archer-Daniels-Midland Co.                           258            4
           Dean Foods Co. *                                     115            3
           Smithfield Foods, Inc. *                             150            4
--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.8%
           Temple-Inland, Inc.                                   60            4
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.6%
           Inamed Corp. *                                        80            4
           Patterson Cos., Inc. *                                60            4
--------------------------------------------------------------------------------
                                                                               8
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.6%
           Health Management Associates, Inc., Class A          200            4
           UnitedHealth Group, Inc.                              50            4
--------------------------------------------------------------------------------
                                                                               8
--------------------------------------------------------------------------------
INSURANCE - 9.9%
           MGIC Investment Corp.                                 60            3
           Old Republic International Corp.                     180            5
           Protective Life Corp.                                120            5
           Prudential Financial, Inc.                            90            4
           RLI Corp.                                            120            5
--------------------------------------------------------------------------------
                                                                              22
--------------------------------------------------------------------------------
INTERNET - 2.3%
           Internet Security Systems, Inc. *                    280            5
--------------------------------------------------------------------------------
LEISURE TIME - 1.8%
           Royal Caribbean Cruises Ltd.                         100            4
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.3%
           Rockwell Automation, Inc.                            120            5
--------------------------------------------------------------------------------
MEDIA - 1.8%
           Scripps (E.W.) Co., Class A                           80            4
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.4%
           Dover Corp.                                          110            4
           Honeywell International, Inc.                        110            4
           Tyco International Ltd.                              140            4
--------------------------------------------------------------------------------
                                                                              12
--------------------------------------------------------------------------------
OIL & GAS - 4.1%
           Devon Energy Corp.                                    60            4
           ENSCO International, Inc.                            140            5
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.3%
           BJ Services Co.                                       90            5
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 6 VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

VALUE FUND (continued)

                                                            NUMBER        VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 95.9% - CONTINUED
PHARMACEUTICALS - 6.3%
           Express Scripts, Inc. *                               60       $    4
           NBTY, Inc. *                                         210            5
           Perrigo Co.                                          250            5
--------------------------------------------------------------------------------
                                                                              14
--------------------------------------------------------------------------------
PIPELINES - 0.9%
           Equitable Resources, Inc.                             45            2
--------------------------------------------------------------------------------
RETAIL - 3.6%
           Chico's FAS, Inc. *                                  100            3
           O'Reilly Automotive, Inc. *                          130            5
--------------------------------------------------------------------------------
                                                                               8
--------------------------------------------------------------------------------
SAVINGS & LOANS - 4.1%
           Greenpoint Financial Corp.                           100            5
           Independence Community Bank Corp.                    110            4
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.8%
           Atmel Corp. *                                        990            4
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $163)                                                                  212

                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)        (000S)
SHORT-TERM INVESTMENT - 4.1%
       HSBC Bank PLC, London,
           Eurodollar Time Deposit,
           1.91%, 10/1/04                                 $       9            9
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $9)                                                                      9
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $172)                                                                  221
           Other Assets less Liabilities - 0.0%                                -
--------------------------------------------------------------------------------
NET ASSETS-100.0%                                                         $  221

At September 30, 2004, the Value Fund's percentage of investments, (excluding short-term investments) was diversified as follows:

SECTOR WEIGHTINGS                                         PERCENTAGE
Consumer Discretionary                                          14.4%
Consumer Staples                                                11.7
Energy                                                           6.4
Financials                                                      23.0
Health Care                                                     11.9
Industrials                                                     13.9
Information Technology                                          11.6
Materials                                                        3.9
Utilities                                                        3.2
--------------------------------------------------------------------
Total                                                          100.0%

* Non-Income Producing Security

See Notes to the Financial Statements.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 7 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 30 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Value Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Fund. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund. Trust expenses that are not directly attributable to the Fund are typically allocated among the Fund and the other Northern Funds in proportion to their relative net assets.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 8 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2004 (UNAUDITED)

D) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

E) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2004, the capital loss carryforwards for U.S. federal income tax purposes were $28,866 and $255,378, which expire March 31, 2010, and March 31, 2011, respectively. These losses can be used to offset future capital gains.

The tax character of distributions paid during the fiscal year ended March 31, 2004, were as follows:

                                           DISTRIBUTIONS FROM
                                           ------------------
Amounts in thousands           ORDINARY INCOME *    LONG-TERM CAPITAL GAINS
--------------------          ------------------    -----------------------
VALUE FUND                    $                4    $                     -

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement. Interest expense for the six months ended September 30, 2004, was less than $1,000.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to the Fund's average daily net assets. For the six months ended September 30, 2004, the investment adviser voluntarily agreed to waive a portion of the advisory fees, if any, as shown on the accompanying Statement of Operations. The investment adviser also has agreed to reimbursed the Fund as shown on the accompanying Statement of Operations to adhere to the expense limitations presented in the following table:

                        ANNUAL            ADVISORY
                       ADVISORY          FEES AFTER             EXPENSE
                         FEES              WAIVERS            LIMITATIONS
                       --------          ----------           -----------
VALUE FUND               1.00%              0.95%                 1.10%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Fund.

The Fund has a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Fund, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. Custodian credits, if any, are reflected in the Fund's statement of operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2004, the amount payable under the plan was less than $1,000.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 9 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2004 (UNAUDITED)

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of securities, (excluding short-term investments), for the Fund were as follows:

                              PURCHASES                      SALES
                       ----------------------      ------------------------
                          U.S.                        U.S.
Amounts in thousands   GOVERNMENT       OTHER      GOVERNMENT        OTHER
--------------------   ----------       -----      ----------       -------
VALUE FUND             $        -       $  32      $        -       $ 3,559

At September 30, 2004, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

                       UNREALIZED     UNREALIZED        NET          COST BASIS OF
Amounts in thousands  APPRECIATION   DEPRECIATION  APPRECIATION       SECURITIES
--------------------  ------------   ------------  ------------      -------------
VALUE FUND            $         57   $         (8) $         49      $         172

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Fund for the six months ended September 30, 2004, were as follows:

                                 REINVESTMENT
Amounts in thousands  SOLD       OF DIVIDENDS      REDEEMED     NET DECREASE
--------------------  ----       ------------      --------     ------------
VALUE FUND               -                  -         334            334

Transactions of shares of the Fund for the fiscal year ended March 31, 2004, were as follows:

                                 REINVESTMENT
Amounts in thousands  SOLD       OF DIVIDENDS      REDEEMED     NET DECREASE
--------------------  ----       ------------      --------     ------------
VALUE FUND               1                  -          54             53

7. SUBSEQUENT EVENT

At the Quarterly Meeting of the Board of Trustees on October 26, 2004, the Trustees, in accordance with the Fund's Declaration of Trust, approved the liquidation of the Fund effective November 30, 2004.

The Fund no longer accepted new purchases into the Fund effective November 1, 2004.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 10 VALUE FUND

                                                                      VALUE FUND

FUND EXPENSES                                     SEPTEMBER 30, 2004 (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/04 -9/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                      BEGINNING       ENDING
                                       ACCOUNT       ACCOUNT           *EXPENSE
                        EXPENSE         VALUE         VALUE              PAID
                         RATIO          4/1/04       9/30/04       4/1/04 - 9/30/04
                        -------       ---------    -----------     ----------------
Actual                     1.12%      $1,000.00    $    973.00     $           5.54
Hypothetical               1.12%      $1,000.00    $  1,019.45     $           5.67 **

* Expenses are calculated using the Fund's annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

** Hypothetical expenses are based on the Fund's actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 11 VALUE FUND

                                                                      VALUE FUND

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 12 VALUE FUND

ITEM 2.  CODE OF ETHICS.

Not applicable for reporting period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for reporting period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for reporting period.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Exhibit 99.CODE: Incorporated by reference to the Report filed on Form N-CSR on May 27, 2004.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Funds

By (Signature and Title)*          /s/ Lloyd A. Wennlund
                                   ----------------------------------
                                   Lloyd A. Wennlund, President
                                   (Principal Executive Officer)

Date November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Lloyd A. Wennlund
                                   ----------------------------------
                                   Lloyd A. Wennlund, President
                                   (Principal Executive Officer)

Date November 30, 2004

By (Signature and Title)*          /s/ Brian P. Ovaert
                                   ----------------------------------
                                   Brian P. Ovaert, Treasurer
                                   (Principal Financial Officer)

Date November 30, 2004

* Print the name and title of each signing officer under his or her signature.